UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Finding investment
opportunities in the
midst of rising rates.

Special feature inside

American Funds Insurance Series® Annual report for the year ended December 31, 2015

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Special feature

Finding investment opportunities in the midst of rising rates.

Contents

Letter to investors

Fund reviews

Investment portfolios

Global Growth Fund

Global Small Capitalization Fund

Growth Fund

International Fund

New World Fund®

Blue Chip Income and Growth Fund

Global Growth and Income Fund

Growth-Income Fund

International Growth and Income Fund

Capital Income Builder®

Asset Allocation Fund

Global Balanced Fund

Bond Fund

Global Bond Fund

High-Income Bond Fund

Mortgage Fund

U.S. Government/AAA-Rated Securities Fund

Cash Management Fund

Managed Risk Growth Fund

Managed Risk International Fund

Managed Risk Blue Chip Income and Growth Fund

Managed Risk Growth-Income Fund

Managed Risk Asset Allocation Fund

Financial statements

Fellow investors:

Global stocks delivered essentially flat returns in 2015, with the MSCI World Index edging 0.87%*lower as investor enthusiasm for the U.S. economic recovery was offset by concerns over a sharp slowdown in China. At the end of the year, the U.S. Federal Reserve raised interest rates for the first time in nearly a decade, setting the stage for more “normalized” rates and potentially tighter monetary policy in the years ahead.

U.S. stocks ended the year up modestly, with the MSCI USA Index gaining 1.32%. Standard & Poor’s 500 Composite Index climbed to an all-time high in May, but worries about global economic growth, a potential interest rate hike, corporate earnings and the health of the high-yield bond sector weighed on equities in the second half.

The MSCI China fell 7.82% following a roller coaster performance for the index, which initially soared in early 2015 then tumbled in the third quarter as China’s government pursued an anti-corruption campaign and pressed ahead with reforms. In a bid to stimulate the economy, China’s central bank cut interest rates five times, lowered the amount of cash banks are required to hold as reserves and announced a surprise devaluation of the renminbi.

Japan was among the best-returning developed stock markets, boosted by its substantial quantitative easing program, more shareholder-friendly corporate actions and a persistently weak yen. Equities rose sharply over the first half of 2015, and the Nikkei 225 reached its highest level in more than 18 years. The MSCI Japan Index finished the year with an increase of 9.57%.

European stocks rose in local currency terms, supported by a declining euro and aggressive stimulus measures from the European Central Bank. The euro tumbled to multiyear lows against the U.S. dollar, boosting European exports and sending consumer-related stocks higher. An easing of the ongoing debt crisis in Greece also helped to allay investor fears of a euro-zone breakup. However, the MSCI Europe Index dipped 2.84% for dollar-based investors.

More than twice as many markets declined as advanced in the MSCI ACWI (All Country World Index) in 2015. Among developing markets, the only positive individual country returns came from Hungary (+36.31%) and Russia (+4.21%). Two of the weakest markets were Greece (–61.33%), whose protracted debt crisis rattled markets over the summer after Greek voters rejected the terms of a

*	Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

American Funds Insurance Series

financial bailout package, and Brazil (–41.37%), which found itself roiled by a deep recession, persistently low commodity prices and a government corruption scandal that stalled much-needed reforms.

Investment-grade bond markets were little changed in 2015 in local currency terms, but declined for dollar-based investors as currency depreciation weighed on returns. Barclays Global Aggregate Index fell 3.15%, while Barclays U.S. Aggregate Index inched 0.55% higher. The yield on the benchmark 10-year U.S. Treasury note rose 10 basis points to end the year at 2.27%. Higher yielding bonds struggled, particularly toward year-end. The J.P. Morgan Emerging Markets Bond Index Global rose a modest 1.23% at the close of 2015, while the Barclays U.S. Corporate High Yield 2% Issuer Capped Index declined 4.43%.

In currency markets, the U.S. dollar rose against the euro and most other currencies. Among major currencies*, the euro fell 10.23% against the U.S. dollar. The yen, which reached a 12-year low against the U.S. dollar earlier in the year, finished down 0.33%. The Canadian dollar (–16.62%) and British pound (–5.47%) also lost ground relative to the dollar. Emerging markets currencies experienced pronounced weakness as well. The Brazilian real retreated to its lowest level ever against the dollar (–32.81%), and the Indonesian rupiah (–10.16%) depreciated to its lowest level against the dollar since the 1998 emerging markets currency crisis. The Chinese renminbi held up better despite being devalued, dipping just 4.46%.

U.S. large cap stocks contributed significantly to returns for equity funds in American Funds Insurance Series. The stock market also rewarded growth rather than yield in 2015, which might not necessarily be sustained in the future. It was a defensive year for bonds, making it difficult to add value. Global Bond Fund declined as local bonds of several economically sensitive countries were hurt by lower commodity prices and currency depreciation. High-Income Bond Fund fell on lower oil prices, which negatively affected the bonds of energy and materials companies. The Cash Management Fund continued to be hindered by low short-term interest rates.

Looking ahead

The U.S. consumer sectors are poised to benefit from better income growth following strong job gains in 2015 as well as lower gasoline prices, although the outlook for the commodities and industrials sectors remains challenging. China remains a concern, as lower investment due to industrial overcapacity and further reform activity could impede growth in the near term. But absent an unforeseen catalyst, a global recession is unlikely. Japan, as well as Europe despite its political challenges, are both in relatively positive shape, with improving employment growth, recovering domestic demand and the prospect of higher wages.

Despite investor anxiety over rising rates, which could reduce the value of future cash flows, subsequent increases are expected to be gradual. And, in fact, if higher rates are due to stronger economic growth, that should be positive for stocks. Higher rates also increase returns on cash, while reinvesting at higher yields helps over the long run.

With headwinds from the strong U.S. dollar likely to moderate near term, markets that have performed poorly could bounce back if their economies recover. We will be watching for a spark of global growth that could present an attractive opportunity to invest in markets such as Canada, Australia, Brazil and Mexico following a difficult environment.

Thank you for entrusting your retirement assets to us. Our investment approach features a long-term horizon, deep fundamental research and a sensitivity for bargains, and we remain confident that this time-tested approach will help our shareholders meet their financial goals. We look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro
President

February 5, 2016

*	Currency returns are calculated by MSCI.

American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The mountain charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund) over the past 10 years (or the lifetime of the fund if less than 10 years).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. The waivers and reimbursements will be in effect through at least May 1, 2017, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights table in this report for details.

Although Capital Income Builder has a plan of distribution for Class 2 shares, fees for distribution services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” section of the prospectus for information on the fees for distribution permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 6.94% for the 12 months ended December 31, 2015, compared with a 2.36% decrease for the MSCI ACWI (All Country World Index).*

U.S. growth has been the strongest anchor in the global economy, whereas China has slowed as it shifts from industrialization to consumption. Meanwhile, Europe and Japan appear to be at the start of economic recoveries. This bodes well for emerging markets, which have been struggling.

Strong selection within consumer discretionary holdings boosted fund results, led by Home Depot, and Internet retailing giant, Amazon. Health care stocks were also large contributors, highlighted by Denmark’s Novo Nordisk, also U.S.-based biopharmaceutical company, Regeneron Pharmaceuticals, which has demonstrated a record of strong sales for medication that treats blindness-causing retinal conditions. Information technology stocks also buoyed returns, most notably Japanese electronics and video game company, Nintendo.

Stocks of companies domiciled in the U.S., Denmark and Japan were additive to results, while stocks based in The Netherlands and Germany lagged.

Earnings may not grow as fast in the U.S. because profit margins are currently at high levels. In contrast, European and Japanese stocks have anticipated a recovery, but earnings have been disappointing. As a result, the exciting opportunities we see are actually individual companies that can benefit from being in that part of the market where there is earnings growth from companies that offer high-quality, branded products.

Country diversification	Percent of net assets
The Americas
United States	42.7%
Canada	1.2
Brazil	.9
44.8
Europe
United Kingdom	7.7
Denmark	5.0
France	4.1
Germany	2.6
Spain	2.4
Netherlands	2.1
Switzerland	1.6
Sweden	1.3
Finland	1.0
Other	1.4
29.2
Asia/Pacific Basin
Japan	8.6
China	2.9
India	2.5
Hong Kong	2.5
Taiwan	2.2
South Korea	1.1
Other	.4
20.2
Other regions
South Africa	1.5

Short-term securities & other assets less liabilities	4.3

Total	100.0%

Largest individual equity securities	Percent of net assets
Amazon	5.46%
Novo Nordisk	4.66
Vertex Pharmaceuticals	3.23
Regeneron Pharmaceuticals	3.05
Home Depot	2.78
TSMC	2.17
ASML	2.13
Priceline Group	2.12
Associated British Foods	2.02
Microsoft	1.79

American Funds Insurance Series

Global Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015
	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio

Class 1	7.24%	9.83%	8.17%	9.58%	.55%
Class 2	6.94	9.56	7.90	9.31	.80
Class 4	6.69	9.37	7.67	9.05	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund gained 0.27% for the 12 months ended December 31, 2015, beating its benchmark, the MSCI All Country World Small Cap Index,* which dipped 1.04%.

There continues to be improvement in the U.S. economy but a patchy economic picture around the world. There is absolute growth globally, but it is unsteady and in some areas intermittent. Japan is back in recession, and China is in the midst of an economic slowdown. Emerging markets dependent on commodities struggled.

Strong stock selection in health care and consumer discretionary stocks boosted results. Synageva BioPharma and Ultragenyx Pharmaceutical led health care stocks. Netflix more than doubled over the year, and German online retailer zooplus lifted consumer discretionary holdings. Energy stocks detracted on an absolute and relative basis. The fund was underweight in the U.S. compared to the index, but overcame that with strong stock selection. Companies domiciled in the U.K. and the Philippines lagged.

We enter 2016 with an uncertain equity market. In the biotechnology industry, it will be a year of milestones and benchmarks that are meaningful to some significant companies: FDA determinations, important clinical studies and the commercialization of drugs dot the calendar. The U.S. will likely remain as a relatively strong performer around the world, and Europe could continue to struggle to find sustained economic growth. The fund’s portfolio managers remain constructive about the Asian markets. There will be winners and losers, and we believe our global research capabilities can help us identify attractive long-term investment opportunities.

Country diversification	Percent of net assets
The Americas
United States	41.4%
Canada	2.3
Other	.6
44.3
Asia/Pacific Basin
China	6.4
Japan	3.9
India	3.5
Hong Kong	3.2
Philippines	2.3
Thailand	1.6
Other	3.1
24.0
Europe
United Kingdom	9.6
Germany	2.8
Other	3.8
16.2
Other regions
Other	.4

Short-term securities & other assets less liabilities	15.1

Total	100.0%

Largest individual equity securities	Percent of net assets
Sprouts Farmers Market	2.34%
Qorvo	2.14
Expedia	1.61
athenahealth	1.51
Lions Gate Entertainment	1.39
zooplus	1.34
AAC Technologies Holdings	1.32
Myriad Genetics	1.30
Ultragenyx Pharmaceutical	1.28
Illumina	1.24

American Funds Insurance Series

Global Small Capitalization Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio

Class 1	0.50%	4.91%	5.93%	9.37%	.73%
Class 2	0.27	4.65	5.67	9.10	.98
Class 4	–0.02	4.40	5.41	8.83	1.23

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 6.86% for the 12 months ended December 31, 2015. Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 1.38%.

The U.S. economy continued to show modest improvement, but compared to the major economies around the world, was a clear leader in its growth. China’s economy experienced a slowdown, and most of the euro-zone countries had little or no economic growth. The U.S. consumer and retail economy outpaced the industrial economy for the year.

The fund’s strong results against the S&P 500 were largely brought about by strong stock selection within consumer discretionary holdings, most notably Amazon and Home Depot. The health care sector has continued to be an important area for the fund with solid appreciation in companies such as American pharmaceutical company, Incyte, U.S.-based biotechnology firm, Regeneron Pharmaceuticals, and Hologic, a developer, manufacturer and supplier of diagnostic and medical imaging systems within women’s health.

While the fund has reduced its exposure to energy and materials, those two sectors still were a drag on results. With the U.S. dollar remaining very strong, the fund was impacted a bit by modest investments made outside the U.S.

The portfolio managers are keeping a close watch on the U.S. economy. Credit issues are a concern. The debt of many energy-related companies will hamper some financial institutions, and the drop in oil prices is likely to have some impact on the overall economy. That said, the general corporate business environment seems fine, with overall balance sheets in good shape, and we believe the U.S. market will likely continue to be one of the strongest in 2016.

Largest individual equity securities	Percent of net assets
Amazon	6.65%
Home Depot	3.74
Microsoft	3.52
Wells Fargo	2.59
Comcast	2.27
Facebook	2.08
ASML	1.98
Express Scripts	1.92
UnitedHealth Group	1.80
Berkshire Hathaway	1.77

American Funds Insurance Series

Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	7.12%	11.50%	7.20%	12.47%	.35%
Class 2	6.86	11.23	6.93	12.17	.60
Class 3	6.92	11.31	7.00	12.26	.53
Class 4	6.59	10.99	6.68	11.91	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund lost 4.53% for the 12 months ended December 31, 2015, outpacing its benchmark, the MSCI ACWI (All Country World Index) ex USA,* which lost 5.66%.

China had a significant slowdown, and many commodity-dependent countries such as Malaysia, Indonesia and Brazil struggled. India held up better than most emerging markets as its economy is less dependent on commodities, however, infrastructure investments are key to sustaining that economy. The euro zone had slight improvement helped by actions of the European Central Bank (ECB), which continued to maintain accommodative monetary policies to spur growth. Countries on the periphery of Europe such as Ireland and Italy improved significantly, but there were growth concerns elsewhere in Europe. Domestically-oriented companies in Japan began to realize some pricing power after many years of deflation.

The fund did well to avoid some of the worst-returning financials stocks. Consumer discretionary stocks lagged, held back most by Volkswagen. E-commerce and Internet related stocks generally did well, especially Tencent, a Chinese Internet, mobile and telecommunications company. Stocks in companies domiciled in Canada and China helped relative results (the former because of a lower concentration), while holdings based in Hong Kong detracted, as did stocks of companies based in Japan because of a lower exposure than the index.

We begin the year from a fairly high base in terms of valuations, especially in the U.S. In Europe, there likely will be steady improvement as long as monetary standards stay loose. Stocks that offer continuing growth and sustainable yield are at a huge premium as investors continue to seek them out.

Country diversification	Percent of net assets
Asia/Pacific Basin
Hong Kong	11.2%
Japan	9.9
China	8.3
India	7.4
South Korea	3.7
Australia	1.4
Philippines	1.3
Other	2.4
45.6
Europe
United Kingdom	11.0
Switzerland	8.6
France	8.3
Germany	4.6
Netherlands	2.6
Spain	1.8
Belgium	1.3
Other	4.2
42.4
The Americas
Canada	1.5
Other	1.2
2.7
Other regions
Other	1.3

Short-term securities & other assets less liabilities	8.0

Total	100.0%

Largest individual equity securities	Percent of net assets
Novartis	4.32%
AIA Group	2.73
Baidu	2.45
Tencent	2.43
HDFC Bank	2.18
Barclays	2.04
Airbus Group	2.02
Power Grid Corp. of India	1.68
CK Property	1.67
Samsung Electronics	1.55

American Funds Insurance Series

International Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio

Class 1	–4.25%	3.03%	4.08%	7.90%	.54%
Class 2	–4.53	2.78	3.81	7.63	.79
Class 3	–4.44	2.86	3.89	7.71	.72
Class 4	–4.75	2.56	3.58	7.37	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund lost 3.14% for the 12 months ended December 31, 2015. Its benchmark indexes, the MSCI ACWI (All Country World Index) and the MSCI Emerging Markets Index*, lost 2.36% and 14.92%, respectively.

The U.S. economy was stronger relative to the rest of the world, due in part to an innovation wave in biotechnology and the success of Internet companies such as Amazon, Alphabet (formerly known as Google) and Facebook. Too much debt in Europe hindered growth. The strength of the U.S. dollar and the slowdown in China — particularly in industrials — put tremendous pressure on commodities. However, the service side was not affected, which is why Internet stocks did well.

Information technology stocks boosted fund results because of effective stock selection, helped by Murata Manufacturing. Energy holdings dragged primarily because of the decline in oil with Petrobras as a top detractor. Stocks of companies headquartered in China and Denmark buoyed returns, while holdings based in Brazil and the U.S. lagged. Beneficial to results was the fund’s continuing high exposure to Internet stocks, particularly Chinese firms. The fund limited exposure to emerging markets, while staying within developing market investment objectives.

The investing climate likely will be a continuation of the same that prevailed last year. While we are cautious about China and high debt loads among many countries in Europe, we will continue to actively search for appealing investment opportunities across the globe.

Country diversification	Percent of net assets
Asia/Pacific Basin
China	14.3%
India	11.5
Japan	5.0
Hong Kong	2.4
Taiwan	2.2
Indonesia	1.0
Other	2.5
38.9
The Americas
United States	13.3
Brazil	5.1
Mexico	3.2
Other	1.4
23.0
Europe
United Kingdom	4.1
France	3.8
Denmark	2.6
Russian Federation	2.6
Switzerland	2.0
Sweden	1.0
Other	2.2
18.3
Other regions
South Africa	4.1
Other	.6
4.7

Short-term securities & other assets less liabilities	15.1

Total	100.0%

Largest individual equity securities	Percent of net assets
Novo Nordisk	2.21%
TSMC	2.18
Naspers	2.01
AAC Technologies Holdings	1.94
Maruti Suzuki India	1.79
Baidu	1.76
China Biologic	1.75
Reliance Industries	1.72
Ctrip.com International	1.70
Murata Manufacturing	1.68

American Funds Insurance Series

New World Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Expense ratio

Class 1	–2.96%	0.39%	6.29%	7.84%	.79%
Class 2	–3.14	0.15	6.03	7.58	1.04
Class 4	–3.37	–0.08	5.77	7.32	1.29

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund lost 2.93% for the 12 months ended December 31, 2015, trailing its benchmark index, the S&P 500, which gained 1.38%.

The U.S. was the strongest major global economy, with mixed signals in the second half of the year as the labor market strengthened but industrials and manufacturing weakened. There was significant divergence between economic trends in the U.S. and those outside, particularly in emerging markets. Companies with exposure to energy, commodities, or China tended to do poorly. In contrast, industrials that had exposure primarily to the U.S. consumer’s discretionary spending (such as Internet retail) did well.

Strong stock selection among consumer staples companies, led by Altria, and information technology firms, with Avago Technologies as a top contributor, benefited fund results. Utilities and industrials holdings detracted from fund results, held back by American energy generator and distributor Exelon and American railway operator CSX.

The U.S. economy is not uniformly improving and could falter, posing risks to the Federal Reserve’s strategy of raising rates. Another concern is the path of China’s economy and its impact on resources and industrials with exposure to China.

Largest individual equity securities	Percent of net assets
Amgen	6.34%
Verizon Communications	5.02
AT&T	4.39
Intel	3.89
Altria	3.17
Exelon	2.49
Gilead Sciences	2.35
Avago Technologies	2.19
CenturyLink	2.14
Western Union	2.13

American Funds Insurance Series

Blue Chip Income and Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

				Lifetime	Expense
	1 year	5 years	10 years	(since July 5, 2001)	ratio

Class 1	–2.72%	11.22%	6.53%	5.37%	.41%
Class 2	–2.93	10.94	6.27	5.11	.66
Class 4	–3.21	10.78	6.06	4.89	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund dipped 1.34% for the 12 months ended December 31, 2015, outpacing the MSCI ACWI (All Country World Index),* which lost 2.36%.

Europe remains challenged by high debt levels in the euro zone and by weak growth. China experienced an economic slowdown, which rattled global stock markets in August. Emerging markets stocks generally lagged their developed market counterparts by a wide margin. Mergers-and-acquisitions activity was robust, spurred on by inexpensive financing.

Strong stock selection among information technology holdings boosted the fund, led by Microsoft and Avago Technologies. Financials stocks, which represented about 16% of the fund’s portfolio, were a relative aid to results, highlighted by French insurance multinational, AXA.

Consumer discretionary holdings contributed, led by American construction company, D.R. Horton, and McDonald’s, which has experienced some recovery under a new CEO.

Materials stocks lagged as the mining and metals sector had a challenging year. Potash and Newmont Mining detracted the most. On a country basis, U.S.-based stocks benefited the fund, while stocks based in Spain detracted, held back most by Banco Santander.

While some stock markets remain volatile, and others have experienced disappointing economic growth, the fund’s portfolio managers are optimistic that they can continue to uncover promising long-term investment opportunities. This includes emerging markets, which were clearly hurt by the strong U.S. dollar. In many cases there are valuations that have come way down, so many of these emerging markets companies are selling at discounts to their peers around the world.

Country diversification	Percent of net assets
The Americas
United States	50.5%
Canada	2.0
Other	.9
53.4
Europe
United Kingdom	7.8
France	5.3
Switzerland	3.4
Germany	2.3
Spain	1.8
Other	2.9
23.5
Asia/Pacific Basin
Japan	5.5
Taiwan	3.6
India	2.1
Hong Kong	1.6
Australia	1.5
China	1.4
Other	.5
16.2
Other regions
South Africa	.2

Short-term securities & other assets less liabilities	6.7

Total	100.0%

Largest individual equity securities	Percent of net assets
Microsoft	3.58%
TSMC	3.23
AXA	2.52
McDonald’s	2.03
UnitedHealth Group	1.84
Home Depot	1.81
Merck	1.68
Avago Technologies	1.63
DuPont	1.59
Novartis	1.58

American Funds Insurance Series

Global Growth and Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

			Lifetime	Expense
	1 year	5 years	(since May 1, 2006)	ratio

Class 1	–1.14%	7.66%	5.46%	.64%
Class 2	–1.34	7.39	5.19	.89
Class 4	–1.60	7.18	4.96	1.14

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 1.45% for the 12 months ended December 31, 2015, while the S&P 500 increased 1.38%.

The U.S. economy slowly improved, yet at a less robust rate than investors might have hoped for in a normal post-recession recovery. The Federal Reserve raised interest rates by 25 basis points for the first time in seven years, setting the stage for gradually tightening monetary policy in the years ahead. Europe remains challenged by high debt levels in the euro zone and weak growth. China experienced an economic slowdown, which rattled global stock markets in August.

Consumer discretionary stocks led the way for the fund as Amazon and Netflix each gained triple-digits for the year. Alphabet (formerly known as Google) was a strong stock within information technology as it continues to dominate Internet search, while Yahoo offset gains. Health care investments also did well, with Gilead Sciences contributing to results.

The industrial economy was weak as the price of oil and commodities dipped. Energy, industrials and materials were the three weakest sectors. Brazilian metals and mining corporation, Vale, was a top detractor.

Some signs of weakness in the U.S. economy have appeared, such as declining activity in the transportation and industrial sectors; and while this could be a seasonal disappointment, it could also be something more significant. However, should this eventually result in increased volatility, it can give the fund’s portfolio managers an opportunity to invest in companies with more favorable valuations for the long term.

Largest individual equity securities	Percent of net assets
Amgen	3.38%
Amazon	3.13
Alphabet	2.92
Texas Instruments	2.46
Verizon Communications	2.17
Microsoft	2.14
Gilead Sciences	2.08
Philip Morris International	1.66
Celanese	1.61
Union Pacific	1.33

American Funds Insurance Series

Growth-Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

				Lifetime	Expense
	1 year	5 years	10 years	(since February 8, 1984)	ratio

Class 1	1.72%	11.84%	6.90%	11.11%	.29%
Class 2	1.45	11.56	6.63	10.80	.54
Class 3	1.53	11.64	6.71	10.91	.47
Class 4	1.21	11.31	6.38	10.56	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund decreased 5.60% for the 12 months ended December 31, 2015, while the MSCI ACWI (All Country World Index) ex USA* lost 5.66%.

Markets outside the U.S. produced mostly negative returns as optimism over signs of improving economic growth was offset by an economic slowdown in China, the collapse of commodities and emerging markets’ overall struggles.

The best contributor to fund results was the consumer staples sector, due both to a large concentration and good stock selection. The fund’s holdings in Philip Morris International, Japan Tobacco and Imperial Tobacco Group were additive. A lower exposure to mining and material companies also helped the fund on a relative basis, as did nearly 8% of net assets held in the U.S. dollar, which rose relative to the majority of global currencies.

On the downside, investment selection was poor in telecommunication services, where emerging markets operators like Thailand’s Advanced Info Service detracted from results. Among property firms and real estate investment trusts (REITs), Hong Kong-based Wharf (Holdings) detracted. By region, Japan did relatively well and emerging markets poorly. The fund had a lower exposure relative to the index in both emerging markets and Japan, which helped and hurt results, respectively.

While economic conditions remain mixed in many countries, the fund’s portfolio managers are optimistic that our global research and the fund’s flexible mandate will help us continue to identify attractive investment opportunities.

Country diversification	Percent of net assets
Europe
United Kingdom	25.2%
Switzerland	6.2
France	4.7
Portugal	4.0
Sweden	3.3
Germany	2.9
Finland	1.9
Ireland	1.7
Spain	1.7
Other	3.5
55.1
Asia/Pacific Basin
Hong Kong	9.0
Japan	5.5
Thailand	3.3
Australia	2.4
India	1.8
Taiwan	1.7
China	1.5
Other	1.0
26.2
The Americas
United States	3.7
Canada	3.4
Other	.7
7.8
Other regions
Other	1.3

Short-term securities & other assets less liabilities	9.6

Total	100.0%

Largest individual equity securities	Percent of net assets
EDP	3.97%
Philip Morris International	3.72
Novartis	3.70
SSE	2.91
Prudential	2.50
British American Tobacco	2.34
Wharf (Holdings)	2.01
Imperial Tobacco Group	1.80
H&M	1.75
CK Hutchison	1.74

American Funds Insurance Series

International Growth and Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

			Lifetime	Expense
	1 year	5 years	(since November 18, 2008)	ratio

Class 1	–5.34%	3.24%	9.67%	.68%
Class 2	–5.60	2.98	9.39	.93
Class 4	–5.82	2.79	9.18	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

Capital Income Builder

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder dipped 1.23% for the 12 months ended December 31, 2015, trailing the S&P 500, which gained 1.38%. The MSCI ACWI (All Country World Index)1 decreased 2.36%. The Barclays U.S. Aggregate Index gained 0.55%. The index blend of 70% MSCI ACWI/30% Barclays U.S. Aggregate Index1,2 lost 1.30%. The Lipper Global Equity Income Funds Average, a measure of similar funds, lost 3.48%.

In the equity portfolio, investments in consumer staples provided the fund’s best relative returns, as Altria and Japan Tobacco both had strong years, as did the fund’s top holding, Philip Morris International. Kraft Foods Group was also a strong contributor.

The weakest sector for both the fund and MSCI ACWI was energy, as oil prices continued to decline. Detracting most were ConocoPhillips and energy infrastructure company Kinder Morgan. Holdings based in the U.K. and Switzerland were additive, while stocks based out of Denmark, Sweden and France lagged.

In the fixed-income segment of the fund, corporate bonds within telecommunication services and financials were among the top contributors, as were investment-grade bonds (rated BBB/Baa and above). Treasuries and mortgages were slight detractors.

Dividend-paying equities have been challenged by concerns about rising short-term U.S. interest rates. However, Capital Income Builder is a multifaceted fund that also invests in companies outside traditionally higher yielding industries. These nontraditional dividend-paying companies, which appear to be well positioned to grow dividends over time, tend to be less interest-rate sensitive than those in higher yielding sectors like utilities.

Country diversification	Percent of net assets
The Americas
United States	54.4%
Canada	.8
55.2
Europe
United Kingdom	19.2
Sweden	3.7
Switzerland	2.0
Finland	2.0
Germany	1.4
France	1.0
Other	1.9
31.2
Asia/Pacific Basin
Hong Kong	3.1
Japan	2.5
Singapore	1.0
Australia	1.0
New Zealand	1.0
Other	1.5
10.1
Other regions
United Arab Emirates	.3

Short-term securities & other assets less liabilities	3.2

Total	100.0%

American Funds Insurance Series

Capital Income Builder

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

		Lifetime	Expense
	1 year	(since May 1, 2014)	ratio[3]

Class 1	–1.23%	–0.67%	.56%
Class 2	–1.23	–0.67	.81
Class 4	–1.79	–1.21	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Although the fund has a plan of distribution for Class 2 shares, fees for distribution services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” section of the prospectus for information on the fees for distribution services permitted to be charged by the fund.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	The 70% MSCI ACWI/30% Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly.
[3]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 1.40% for the 12 months ended December 31, 2015. The S&P 500, the benchmark for the fund’s equity holdings, gained 1.38% over the same period, while the Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 0.55%. A blend of the two indexes, the 60% S&P 500 Index/40% Barclays U.S. Aggregate Index, advanced 1.28%.*

U.S. stocks ended the year only modestly higher despite the S&P 500 climbing to an all-time high in May as concerns about the outlook for global economic growth, lagging corporate earnings and declining commodity prices weighed on economically sensitive sectors. Bonds advanced modestly as investors awaited the Fed’s much anticipated rate hike.

The fund had double-digit gains across consumer discretionary, consumer staples, information technology and health care, outpacing the index in each sector on a relative basis. Not surprisingly, the fund’s weakest sectors on both an absolute and relative basis were energy and materials.

The fund’s fixed-income holdings lagged the index. Commodity-related U.S. high-yield corporate bonds struggled, particularly toward year-end.

The fund’s portfolio managers slightly trimmed stock holdings, ending the year with 66.1% of assets in equities, down from 67.5% a year ago.

Largest individual equity securities	Percent of net assets
Microsoft	4.63%
Lockheed Martin	2.50
Comcast	2.10
Amazon	2.09
JPMorgan Chase	1.77
Home Depot	1.73
ACE	1.67
Merck	1.57
UnitedHealth Group	1.55
DuPont	1.40

American Funds Insurance Series

Asset Allocation Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

				Lifetime	Expense
	1 year	5 years	10 years	(since August 1,1989)	ratio

Class 1	1.64%	9.52%	6.72%	8.37%	.30%
Class 2	1.40	9.24	6.45	8.08	.54
Class 3	1.46	9.32	6.53	8.17	.47
Class 4	1.14	9.07	6.23	7.85	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60% S&P 500 Index/40% Barclays U.S. Aggregate Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund lost 0.95% for the 12 months ended December 31, 2015. The MSCI ACWI (All Country World Index),1 which measures global stocks, lost 2.36%, while the Barclays Global Aggregate Index, a measure of investment-grade bonds, lost 3.15%. The 60% MSCI ACWI/40% Barclays Global Aggregate Index1,2 shed 2.47%.

The U.S. continued to be the world’s economic growth engine, however, it could not lead the global economy out of its malaise. Some welcome developments came out of Europe, which has struggled with growth, but China’s transition from a manufacturing to a service economy continued to be volatile. The strength of the U.S. dollar and its impact on earnings was a factor, as were declining oil prices.

Strong stock selection in consumer staples and industrials boosted results. Consumer discretionary stocks aided returns, led by Amazon and Home Depot. Energy holdings were a drag with Royal Dutch Shell detracting the most. Microsoft had a favorable Windows 10 release and made gains in its cloud computing business.

In fixed-income, most bond markets generated positive returns in local terms, but the gains were erased by devaluing currencies. The fund’s long U.S. dollar position helped, as did avoiding the worst of emerging markets. We believe the fund had good corporate bond selection, especially in pharmaceutical merger new issues.

We are still looking at markets where valuations are high, particularly in the U.S. While there remains a good deal of economic and geopolitical uncertainty, we believe there are attractive investment opportunities to be found, and see exciting prospects in areas of innovation.

Largest sectors in common stock holdings	Percent of net assets
Industrials	11.6%
Consumer staples	10.0
Health care	8.9
Information technology	8.1
Financials	7.8

Largest fixed-income holdings (by issuer)	Percent of net assets
U.S. Treasury	8.2%
Japanese Government	2.6
Mexican Government	1.6
Polish Government	1.5
United Kingdom Government	1.4

Currency diversification	Percent of net assets

			Forward	Short-term
	Equity	Bonds &	currency	securities & other
	securities	notes	contracts	assets less liabilities	Total
U.S. dollars	32.9%	16.8%	.9%	4.4%	55.0%
Euros	11.2	4.5	.3	—	16.0
British pounds	6.7	1.7	(1.0)	—	7.4
Japanese yen	3.7	2.6	1.0	—	7.3
Hong Kong dollars	3.5	—	—	—	3.5
Swiss francs	2.3	—	—	—	2.3
Swedish krona	1.9	.2	(.2)	—	1.9
Danish krone	.8	1.0	—	—	1.8
Mexican Peso	—	1.5	(.1)	—	1.4
Other currencies	1.4	2.9	(.9)	—	3.4
					100.0%

Largest individual equity securities	Percent of net assets
Microsoft	2.61%
Merck	1.95
ASML	1.95
Humana	1.70
DuPont	1.68
Pernod Ricard	1.57
BAE Systems	1.50
ASSA ABLOY	1.48
General Electric	1.33
Home Depot	1.33

American Funds Insurance Series

Global Balanced Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

		Lifetime	Expense
	1 year	(since May 2, 2011)	ratio

Class 1	–0.69%	4.11%	.72%
Class 2	–0.95	3.84	.97
Class 4	–1.00	3.83	1.223

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	The 60% MSCI ACWI/40% Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[3]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 0.28% for the 12 months ended December 31, 2015. Its benchmark, the Barclays U.S. Aggregate Index, rose 0.55%.

The foundation of the U.S. economy is firm, however, given the low levels of unemployment, we should be seeing wage inflation but are not. The market’s reaction was muted to the Federal Reserve’s widely anticipated interest rate hike (of 25 basis points). The bottom dropped out of energy, due to external reasons, low demand and continued supply coming into the market. Investors fled that asset class, which hurt high yield.

The fund had a healthy allocation in Treasury Inflation Protected Securities (TIPS) in anticipation of employment cost inflation, which did not bear out. This position was offset by owning 30-year Treasuries, which helped the fund. The fund also benefitted from favorable duration and yield curve positioning. Although the fund had a lower concentration in mortgages, the issuer selection was positive.

The economy likely will continue to expand. Wage growth is still behind expectations and inflation is below where it should be. Still, our core view is that the economy is improving, which gives companies room for continued expansion. The Fed might adjust interest rates up to four times in 2016, but the market projects two. Portfolio managers consider two is too few and four is unlikely. Everything can be upended by global events, however, as the world has become geopolitically less stable.

Largest holdings (by issuer)	Percent of net assets
U.S. Treasury	38.15%
Fannie Mae	6.00
Freddie Mac	5.93
Government National Mortgage Assn.	4.40
Enbridge Energy Partners	.82
Reynolds American	.77
Bank of America	.65
AbbVie	.65
Ford Motor	.63
Celgene	.56

American Funds Insurance Series

Bond Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

				Lifetime	Expense
	1 year	5 years	10 years	(since January 2, 1996)	ratio

Class 1	0.45%	3.17%	3.59%	4.86%	.38%
Class 2	0.28	2.92	3.33	4.60	.63
Class 4	–0.08	2.69	3.08	4.35	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund declined 4.07% for the 12 months ended December 31, 2015, while the Barclays Global Aggregate Index fell 3.15%.

The European Central Bank’s stimulus measures sparked a debt rally for much of the year, driving down yields for many government and corporate bonds. Yields on the short-term notes of several European nations moved into negative territory. Following a year of strong job growth, the Federal Reserve raised interest rates in December for the first time in nearly a decade. The yield on the benchmark 10-year U.S. Treasury note rose a modest 10 basis points to end the year at 2.27% as oil price declines kept inflation expectations low.

The Bank of Japan maintained its monetary stimulus plan to annually purchase ¥80 trillion of assets throughout the year. China’s central bank, in a bid to stimulate the economy, cut interest rates five times, lowered the amount of cash banks are required to hold as reserves and announced a surprise devaluation of the renminbi.

The U.S. dollar rose against most other currencies due to global expansion concerns, falling commodity prices and geopolitical risks. The euro, yen, Brazilian real and Indonesian rupiah all fell to multiyear lows against the dollar. The fund’s results benefited from being underweight the euro and Canadian dollar.

Commodity-related U.S. high-yield corporate bonds struggled, particularly toward year-end. Local currency emerging markets debt fell in U.S. dollar terms due to significant currency depreciation.

If the dollar’s strength moderates, the bonds and currencies of economically sensitive countries that have performed poorly should be well positioned to appreciate on a return to growth.

Percent of net assets
Currency weighting (after hedging) by country

United States[1]	53.3%
EMU[2]	23.0
Japan	12.9
Mexico	3.7
India	1.9
Poland	1.5
Malaysia	1.2
Colombia	.8
United Kingdom	.6
Hungary	.4
South Africa	.3
Canada	.3
Norway	.1
Total	100.0%

Non-U.S. government bonds by country

EMU[2]:
Germany	3.2%
Italy	2.5
Ireland	2.5
Spain	2.1
France	2.0
Netherlands	1.2
Slovenia	1.1
Other	.5	15.1%
Japan		7.2
Hungary		4.8
Mexico		4.5
Denmark		4.3
United Kingdom		4.2
Poland		3.2
India		2.3
Malaysia		1.3
Other		5.8
Total		52.7%

Largest holdings (by issuer)	Percent of net assets
U.S. Treasury	22.38%
Japanese Government	7.12
Hungarian Government	4.84
Mexican Government	4.19
Polish Government	3.19
Government National Mortgage Assn.	2.91
Irish Government	2.46
Nykredit Realkredit	2.39
Indian Government	2.33
United Kingdom Government	2.32

American Funds Insurance Series

Global Bond Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

			Lifetime	Expense
	1 year	5 years	(since October 4, 2006)	ratio

Class 1	–3.75%	1.29%	4.02%	.57%
Class 2	–4.07	1.02	3.753	.82
Class 4	–4.27	0.86	3.54	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Includes U.S. dollar-denominated debt of other countries, totaling 10.5%.
[2]	European Monetary Union consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.
[3]	Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund declined 7.30% for the 12 months ended December 31, 2015. The fund’s benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, lost 4.43%.

Weak oil and commodity prices had a significant impact on the high-yield market leading to higher bond yields and lower bond prices, most notably for oil and gas companies, but more broadly for the entire high-yield market. The year experienced a relatively low number of defaults, but some increase in credit rating downgrades and other markers of credit weakness.

Commodities exposure was not high, but issuer selection hurt. Negative issue selection in the industrials sector as a whole hurt results, but this was offset by an underweight position in energy holdings. U.S. businesses tended to have stronger underlying fundamentals, so their bonds did relatively well. Ten-year Treasuries ended the year about how they started. Concerns about global economic growth weighed on the high-yield market and caused yield spreads to widen.

This coming year likely will be a continuation of weak but positive U.S. economic growth and decent consumer spending, but with challenging global headwinds. If the current economic climate continues, with modest economic growth and challenges for commodities, then we expect to see more defaults and downgrades. Given global economic weakness and modest U.S. growth, tightening monetary policy is a big issue for high yield and investment assets in general. The portfolio managers suspect that the pace of federal funds rate increases is not likely to be as fast as the Fed has suggested or that markets are anticipating.

Largest holdings (by issuer)	Percent of net assets
Inventiv	2.08%
Kinetic Concepts	1.98
Valeant Pharmaceuticals International	1.97
Frontier Communications	1.78
T-Mobile US	1.68
Reynolds Group Inc.	1.59
First Data	1.54
Altice	1.49
Wind Acquisition Finance	1.47
LightSquared LP	1.47

American Funds Insurance Series

High-Income Bond Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–6.94%	3.14%	4.90%	8.66%	.48%
Class 2	–7.30	2.88	4.63	8.33	.73
Class 3	–7.13	2.95	4.71	8.47	.66
Class 4	–7.42	2.72	4.43	8.14	.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 1.86% for the 12 months ended December 31, 2015, while the Barclays U.S. Mortgage-Backed Securities Index rose 1.51%.

The total return of agency mortgage-backed securities was relatively flat compared to a duration-equivalent Treasury portfolio. Yields on agency mortgage-backed securities rose 17 basis points in 2015, while 10-year U.S. Treasuries increased just 10 basis points over the year as the yield curve spread narrowed modestly.

The fund benefited from being underweight Ginnie Mae (GNMA) mortgages at the start of 2015 as they underperformed significantly due to a policy change from the Federal Housing Administration (FHA) that enabled new and existing homeowners with FHA-insured loans to receive a reduction in mortgage insurance rates. We added to our position in GNMAs at attractive levels as the year progressed. The fund also benefited from being long duration with a preference for the front end of the curve as rates didn’t rise as much as was priced into the market earlier in the year.

The fund was hurt by investments in Treasury Inflation Protected Securities (TIPS) amid falling commodity prices. The fund’s managers, who have consistently maintained a meaningful exposure to longer maturity TIPS, continue to believe they offer very attractive long-term value and protect against inflationary surprises.

The portfolio managers’ view is one of a “lower for longer” federal funds rate relative to what is currently priced into market expectations. They have a significant yield curve steepener position that should perform well if concerns over inflation rise and long-term rates increase more quickly.

Breakdown of mortgage-backed obligations		Percent of net assets
30-year pass-throughs:
Ginnie Mae	43.7%
Fannie Mae	6.9
Freddie Mac	.8	51.4%
Other		9.6
Total		61.0%

American Funds Insurance Series

Mortgage Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

	1 year	Lifetime (since May 2, 2011)	Expense ratio

Class 1	2.09%	2.88%	.45%
Class 2	1.86	2.63	.70
Class 4	1.62	2.49	.97

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 1.59% for the 12 months ended December 31, 2015, ahead of the Barclays U.S. Government/Mortgage-Backed Securities Index, which rose 1.13%.

Some of the major themes driving the markets in 2015 were weak non-U.S. growth, continued U.S. dollar appreciation, renminbi depreciation, further oil price declines, strong U.S. employment growth and weak U.S. inflation. The market was expecting the Federal Reserve to start raising rates early in 2015, but ultimately the Fed only raised rates one time in December.

Longer maturity Treasury yields were quite stable during 2015 and ended the year only 10–20 basis points higher in yield. Shorter maturity Treasury yields rose more rapidly as the market increasingly priced in the start of a rising interest rate cycle. Inflation expectations drifted lower during 2015 as a decrease in oil prices continued to put downward pressure on the Consumer Price Index.

During 2015, portfolio managers reduced the fund’s nominal U.S. Treasury exposure by approximately 18%. The fund’s weighting in Treasury Inflation Protected Securities (TIPS), agency mortgaged-backed securities and agency bonds all increased during the year.

Throughout 2015, the fund had a significant investment position in the intermediate (five-year sector) part of the yield curve. This position contributed positively to results in 2015. The fund’s weighting in TIPS detracted from results as inflation expectations lessened and TIPS yields rose more than nominal Treasury yields.

The portfolio managers have positioned the fund with the expectation that the Fed will be slower to raise rates than is currently priced into the market. They believe that less monetary tightening in the U.S. will lead to a steepening of the yield curve and higher inflation expectations.

Breakdown of mortgage-backed obligations		Percent of net assets
30-year pass-throughs:
Ginnie Mae	16.9%
Fannie Mae	9.2
Freddie Mac	1.6	27.7%
Other		3.1
Total		30.8%

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Expense ratio

Class 1	1.93%	2.81%	4.12%	6.15%	.35%
Class 2	1.59	2.54	3.86	5.85	.60
Class 3	1.64	2.60	3.93	5.96	.53
Class 4	1.29	2.37	3.64	5.64	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

Cash Management Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. An investment in Cash Management Fund is not insured or guaranteed by the FDIC or any other government agency. It is important to remember that the fund is not managed to maintain a stable net asset value at $1.00 per share. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Cash Management Fund declined 0.45% for the 12 months ended December 31, 2015.

Short-term interest rates remained at historically low levels during the period. As a result, the fund’s expenses again exceeded its income.

The Federal Reserve announced an interest rate hike of 25 basis points in its December 16 meeting. Given the central bank’s plan to raise rates gradually, investors should expect meager returns until short-term rates begin to rise more significantly.

On December 4, 2015, shareholders of Cash Management Fund formally approved a proposal to convert the fund to an ultra-short-term bond fund. In connection with the conversion, which will be effected on or about May 1, 2016, the fund’s name will change to Ultra-Short Bond Fund. The fund’s investment objective will remain substantially unchanged, and the fund will continue to seek to provide investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. The fund will continue to have a net asset value (NAV) that fluctuates.

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–0.18%	–0.23%	1.04%	3.69%	.34%
Class 2	–0.45	–0.48	0.79	3.40	.59
Class 3	–0.45	–0.41	0.85	3.50	.52
Class 4	–0.71	–0.58	0.61	3.20	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

As of December 31, 2015, Cash Management Fund’s annualized seven-day SEC yield was –0.11% for Class 1 shares; –0.36% for Class 2 shares; –0.29% for Class 3 shares; and –0.61% for Class 4 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets
Federal agency discount notes	49.9%
Commercial paper	24.5
U.S. Treasury	24.1
U.S. Treasury bonds & notes	1.4
Other assets less liabilities	.1
Total	100.0%

American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth Fund gained 0.71% for the 12 months ended December 31, 2015. Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 1.38%.

Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Growth Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	1.06%	6.67%	.86%	.70%
Class P2	0.71	6.33	1.11	.95

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016 (unaudited). Through December 31, 2015, the investment adviser waived a portion of its management fee equal to 0.15% of the fund’s net assets. Effective January 1, 2016, the investment adviser reduced the management fee for the fund from an annual rate of 0.25% of the fund’s net assets to 0.15% of the fund’s net assets, and continues to waive a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk International Fund lost 6.52% for the 12 months ended December 31, 2015, falling short of its benchmark, the MSCI ACWI (All Country World Index) ex USA,* which lost 5.66%.

Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series International Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–6.12%	–1.15%	1.06%	.89%
Class P2	–6.52	–1.48	1.30	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016 (unaudited). Through December 31, 2015, the investment adviser waived a portion of its management fee equal to 0.15% of the fund’s net assets. Effective January 1, 2016, the investment adviser reduced the management fee for the fund from an annual rate of 0.25% of the fund’s net assets to 0.15% of the fund’s net assets, and continues to waive a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund lost 7.43% for the 12 months ended December 31, 2015, trailing its benchmark index, the S&P 500, which gained 1.38%.

Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Blue Chip Income and Growth Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–7.07%	4.75%	.93%	.77%
Class P2	–7.43	4.38	1.18	1.02

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016 (unaudited). Through December 31, 2015, the investment adviser waived a portion of its management fee equal to 0.15% of the fund’s net assets. Effective January 1, 2016, the investment adviser reduced the management fee for the fund from an annual rate of 0.25% of the fund’s net assets to 0.15% of the fund’s net assets, and continues to waive a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund declined 3.64% for the 12 months ended December 31, 2015, while the S&P 500 rose 1.38%.

Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series Growth-Income Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–3.27%	6.33%	.81%	.65%
Class P2	–3.64	5.98	1.06	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016 (unaudited). Through December 31, 2015, the investment adviser waived a portion of its management fee equal to 0.15% of the fund’s net assets. Effective January 1, 2016, the investment adviser reduced the management fee for the fund from an annual rate of 0.25% of the fund’s net assets to 0.15% of the fund’s net assets, and continues to waive a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund declined 1.07% for the 12 months ended December 31, 2015. The S&P 500, the benchmark for the fund’s equity holdings, gained 1.38% over the same period, while the Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 0.55%. A blend of the two indexes, the 60% S&P 500 Index/40% Barclays U.S. Aggregate Index, advanced 1.28%.*

Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

	1 year	Lifetime (since September 28, 2012)	Gross expense ratio	Expense ratio

Class P1	–0.83%	7.15%	.71%	.65%
Class P2	–1.07	6.89	.96	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016 (unaudited). Through December 31, 2015, the investment adviser waived a portion of its management fee equal to 0.15% of the fund’s net assets. Effective January 1, 2016, the investment adviser reduced the management fee for the fund from an annual rate of 0.25% of the fund’s net assets to 0.15% of the fund’s net assets, and continues to waive a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60% S&P 500 Index/40% Barclays U.S. Aggregate Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Finding investment opportunities
in the midst of rising rates.

American Funds Insurance Series

Don O’Neal

“The beauty of active management is that we have a lot of smart people constantly striving to help investors reach their financial goals — and if we need to change our approach due to new developments, we have that capability.”

After seven long years, the U.S. Federal Reserve finally raised its benchmark interest rate in December 2015. The Fed’s decision reflected its confidence in a U.S. economy that has improved, albeit slowly and inconsistently. It was also meant to send a positive message.

Some investors, however, were concerned that a move by the Fed would hurt their financial situation. The prospect of a tightening cycle — even one initiated with a very small rate increase — has impacted sentiment and contributed to more volatile markets. But rising rates have often been associated with solid equity returns and higher yields.

The portfolio managers and investment analysts responsible for American Funds Insurance Series worked to position the funds for this inevitable hike. Whatever the future holds for interest rates, we believe we are equipped to meet the challenges that any change might bring.

The influence of the Fed

The Federal Reserve, which has a dual mandate to maximize employment and manage inflation, is responsible for U.S. monetary policy. Changes in monetary policy are effected through the federal funds rate, an overnight interbank lending rate.

This triggers a chain of events that affects costs related to credit cards, car payments, mortgages, business loans and lending to finance securities portfolios — to name a few. Monetary policy changes are indirectly transmitted globally through foreign exchange rates.

Following the collapse of the housing bubble in September 2007, the Fed progressively slashed rates to a low of 0% in December 2008 — helping to calm investors at the height of the financial crisis, and then left them there to provide stimulus. Although the Fed sometimes tightens monetary policy to pour cold water on an overheating economy, in this instance its recent decision was motivated by an ongoing improvement in unemployment and slow but choppy growth in the U.S. economy.

By starting the policy normalization process with an increase ranging from 0.25% to 0.50%, Fed officials made it clear that they remain very cautious. Their projections forecast that this tightening cycle will be slower than those of the past, with gradual increases over a multiyear period.

While higher rates mean lower bond prices in the short term, the income investors earn from bonds should benefit from higher yields going forward as the money is reinvested.

“If rates are rising because the economy is growing, then it’s good for equity markets,” says AFIS Vice Chairman Don O’Neal, a portfolio manager in the series since 1991 and currently one of five portfolio managers on Growth-Income Fund. “In fact, we’ve had long periods with good equity markets during rising rate environments. On the other hand, if rates are rising due to inflation while economic growth is stagnant, that’s not so good for equity markets. In my opinion, our current environment is more the former.”

Although the Fed believes that inflation expectations are on target, actual year-over-year inflation was nearly flat throughout 2015, grounded in large part by low energy prices. If inflation increases faster than anticipated, U.S. monetary policymakers could speed things up.

While many countries continue to struggle with growth and have been forced to loosen monetary policy, the Fed perceives the global economic picture as stable enough to absorb slightly higher rates in the U.S. We nonetheless remain mindful that the Fed could reverse course if domestic growth stagnates or volatility in overseas markets accelerates.

Factoring interest rates into our approach

Ultimately, how high interest rates rise depends upon when the Fed decides that the U.S. economy no longer needs the extraordinary support provided by ultra-low borrowing costs. Fed officials have repeatedly said their future decisions will remain “data dependent.”

“The Fed’s first move isn’t nearly as important as the pace of subsequent increases,” says David Hoag, a portfolio manager with AFIS Bond Fund. “In my view, the ‘lower for longer’ interest rate scenario is still very much intact.”

American Funds Insurance Series

But how will economic weakness around the world affect the United States? That’s been the dominant question. Adds David, “Given the backdrop of recent international events, particularly the slowing of China’s economy and the financial turmoil resulting from it, we should expect very slow, measured increases in short-term rates as the Fed seeks to gradually shift policy back to a more normalized level.”

A low interest rate environment is likely to persist. In fact, throughout much of U.S. history, low rates generally have been the norm. Rates have also been kept low for extended periods when they were deemed necessary to recover from financial crises.

Fergus MacDonald, also a portfolio manager for Bond Fund, cautions, “Although the Fed is arguably close on its employment goal, it is still missing its inflation target, with core inflation currently around 1.3%. I would expect the Fed to be extremely cautious and communicate a shallow path of future rate increases.”

If other countries — particularly China — have to further stimulate their economy by keeping rates low, it’s likely to spill over to the U.S. by moderating the rise of long-term yields, even if the Fed hikes short-term rates decisively.

“If rates rise slowly, that doesn’t necessarily mean returns won’t be negative, but if they are negative it will probably be a short-term phenomenon,” explains portfolio manager Thomas Høgh, who manages assets in AFIS Global Bond Fund and U.S. Government/ AAA-Rated Securities Fund. “The advantage of rising rates is that you get to reinvest at more attractive yields.”

A perfect storm of uncertainty — China’s economic slowdown, fears around anticipated movement by the Fed and falling oil prices — combined to trigger a global selloff that has essentially affected stock markets around the world. But overall, there are no indications that a global recession is around the corner, given the absence of any kind of liquidity contraction.

Allocating assets amid uncertainty

According to Don, the Fed’s recent action should mean a return to a more normal economy and, in turn, more normal volatility. “Investors will need to change their perspective on the importance of the Fed, whose influence in signaling markets will lessen as normalization occurs and fundamentals play a larger part in decision making.”

“There are several ways we try to diversify away from the risk of rising rates,” relates Thomas. “Shortening the duration of bond holdings allows us to reinvest at higher yields more quickly, while buying index-linked bonds helps hedge against U.S. inflation. Globally, we can buy local bonds as well as foreign currencies that may rapidly appreciate in value if there’s a burst of activity that benefits economically sensitive countries.”

Bonds can, importantly, provide a measure of stability during bumpy markets. How big a part they play depends on an investor’s time horizon, financial goals and comfort level. An investor looking for a degree of safety and a more reliable income stream will want a portfolio with a larger percentage of bond holdings.

The Federal Reserve looks at various economic metrics in setting the federal funds rate.

Source: Datastream.

U.S. unemployment rate, U.S. job growth and U.S. dollar gain: Period measured covers January 1, 2007, to December 31, 2015. U.S. dollar gain is a weighted average measured against the euro, yen, Canadian dollar, British pound, Swiss franc, Australian dollar and Swedish krona. Core inflation: Period measured covers January 1, 2007, to November 30, 2015. Core inflation, which excludes volatile food and energy prices, calculated monthly as part of the Personal Consumption Expenditures price index (PCE). U.S. gross domestic product (GDP): Period measured covers January 1, 2007, to September 30, 2015.

American Funds Insurance Series

AFIS equity managers continue to seek growth amid the current volatility and to pursue sustainable income through dividends to offset the prospect of higher rates. It’s important to remember that down markets, while unpleasant, often provide opportunities to invest in good companies at lower prices.

While China remains an issue, the country’s challenges are increasingly being priced into the markets at present levels. And, even as oil prices are closer to a bottom, certain energy stocks are gaining in appeal.

“This time next year we’ll have a new president and a different outlook too, I would imagine. There should be less uncertainty than we have today, which is good, and hopefully there will be more optimism, no matter who takes over the job,” Don observes. “The beauty of active management is that we have a lot of smart people constantly striving to help investors reach their financial goals — and if we need to change our approach due to new developments, we have that capability.”  ■

The market’s turbulence is a reminder that stock prices don’t go up forever. Eventually they’re going to fall. Sharp market drops can unnerve even the most seasoned investors. Yet a look back over the past 40 years shows that declines of 10% or more are relatively routine, occurring about once a year.

Source: Rimes. Standard & Poor’s 500 Composite Index declines 1975-2014. Declines are based on price declines of 10% or more (without dividends reinvested) in the unmanaged S&P 500 with 50% recovery rate. Investors cannot invest directly in an index.

Lower for longer

A low rate environment is likely to persist. In fact, throughout much of American history, low rates generally have been the norm. Rates have also been kept low for extended periods when they were deemed necessary to recover from financial crises. Low inflation, slowing job growth and a strong dollar are the crucial factors that should prompt the Fed to move slowly.

10-year U.S. Treasury yields

Source: Thomson Reuters Datastream. As of September 30, 2015.

American Funds Insurance Series

Global Growth Fund

Summary investment portfolio December 31, 2015

Common stocks 95.56%	Shares	Value (000)
Information technology 21.22%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	24,065,000	$103,842
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	710,000	16,153
ASML Holding NV1	680,897	60,679
ASML Holding NV (New York registered)	647,176	57,450
Microsoft Corp.	1,790,000	99,309
Visa Inc., Class A	1,053,200	81,676
Nintendo Co., Ltd.[1]	561,000	77,228
Alcatel-Lucent[1,2]	18,213,536	72,076
Alphabet Inc., Class A2	67,700	52,671
Alphabet Inc., Class C2	19,052	14,458
Alibaba Group Holding Ltd. (ADR)[2]	781,050	63,476
AAC Technologies Holdings Inc.[1]	8,132,040	52,869
Murata Manufacturing Co., Ltd.[1]	366,500	52,603
Avago Technologies Ltd.	350,200	50,832
Naver Corp.[1]	85,222	47,461
LinkedIn Corp., Class A2	173,800	39,119
Cognizant Technology Solutions Corp., Class A2	620,000	37,212
Tencent Holdings Ltd.[1]	1,800,000	35,114
ASM Pacific Technology Ltd.[1]	4,443,800	34,766
Other securities		125,146
		1,174,140

Consumer discretionary 19.92%
Amazon.com, Inc.[2]	446,900	302,055
Home Depot, Inc.	1,161,000	153,542
Priceline Group Inc.[2]	92,000	117,295
Industria de Diseño Textil, SA1	1,570,000	53,877
Woolworths Holdings Ltd.[1]	6,662,000	43,050
ASOS PLC[1,2]	802,304	40,536
McDonald’s Corp.	293,000	34,615
Other securities		357,307
		1,102,277

Health care 19.33%
Novo Nordisk A/S, Class B1	4,491,000	258,144
Vertex Pharmaceuticals Inc.[2]	1,419,000	178,553
Regeneron Pharmaceuticals, Inc.[2]	311,400	169,050
UnitedHealth Group Inc.	605,000	71,172
Express Scripts Holding Co.[2]	770,000	67,306
Bristol-Myers Squibb Co.	865,600	59,544
Bayer AG1	349,300	43,824
Novartis AG1	440,000	37,610
Sartorius AG, non-registered shares, nonvoting preferred[1]	143,000	37,336
Merck & Co., Inc.	664,000	35,072
Other securities		112,083
		1,069,694

Financials 12.67%
AIA Group Ltd.[1]	15,387,900	91,674
JPMorgan Chase & Co.	1,065,000	70,322
ORIX Corp.[1]	4,990,000	70,001
Moody’s Corp.	569,000	57,093
Indiabulls Housing Finance Ltd.[1]	3,523,000	39,004
Tokio Marine Holdings, Inc.[1]	972,600	37,475
ICICI Bank Ltd.[1]	8,925,000	35,012
Other securities		300,733
		701,314

American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)
Consumer staples 7.42%
Associated British Foods PLC[1]	2,265,000	$111,491
Kao Corp.[1]	1,398,000	71,740
Seven & i Holdings Co., Ltd.[1]	741,500	33,809
Other securities		193,875
		410,915

Industrials 5.58%
Airbus Group SE, non-registered shares[1]	645,000	43,308
KONE Oyj, Class B1	880,000	37,000
International Consolidated Airlines Group, SA (CDI)[1]	3,620,000	32,308
Other securities		196,181
		308,797

Telecommunication services 2.31%
SoftBank Group Corp.[1]	1,068,000	53,821
BT Group PLC[1]	6,709,356	46,370
Other securities		27,813
		128,004

Other 3.50%
Other securities		193,230

Miscellaneous 3.61%
Other common stocks in initial period of acquisition		199,726

Total common stocks (cost: $4,015,086,000)		5,288,097

Bonds, notes & other debt instruments 0.10%	Principal amount (000)
U.S. Treasury bonds & notes 0.10%
U.S. Treasury 0.10%
Other securities		5,190

Total bonds, notes & other debt instruments (cost: $5,191,000)		5,190

Short-term securities 4.74%
Federal Home Loan Bank 0.13%–0.22% due 1/15/2016–4/5/2016	$174,500	174,451
Toronto-Dominion Holdings USA Inc. 0.45% due 3/23/2016[3]	44,000	43,947
Other securities		44,092

Total short-term securities (cost: $262,499,000)		262,490
Total investment securities 100.40% (cost: $4,282,776,000)		5,555,777
Other assets less liabilities (0.40)%		(22,145)

Net assets 100.00%		$5,533,632

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were pledged as collateral. The total value of pledged collateral was $391,000, which represented less than .01% of the net assets of the fund.

American Funds Insurance Series

Global Growth Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $94,368,000.

			Contract amount		Unrealized depreciation
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Japanese yen	1/11/2016	Bank of America, N.A.	$7,185	¥884,000	$(171)
Japanese yen	1/12/2016	JPMorgan Chase	$1,304	¥160,000	(27)
Japanese yen	1/29/2016	Bank of America, N.A.	$2,939	¥360,000	(59)
Japanese yen	1/29/2016	Citibank	$3,346	¥410,000	(67)
Japanese yen	1/29/2016	Bank of America, N.A.	$12,855	¥1,575,000	(257)
Japanese yen	2/12/2016	Bank of America, N.A.	$1,327	¥160,000	(5)
Japanese yen	2/18/2016	UBS AG	$1,329	¥160,000	(4)
					$(590)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,649,062,000, which represented 47.87% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $96,223,000, which represented 1.74% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CDI = CREST Depository Interest

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio December 31, 2015

Common stocks 84.53%	Shares	Value (000)
Consumer discretionary 18.40%
Expedia, Inc.	547,225	$68,020
Lions Gate Entertainment Corp.	1,821,000	58,982
zooplus AG, non-registered shares[1,2,3]	357,716	56,790
Domino’s Pizza, Inc.	423,300	47,092
Cedar Fair, LP	687,000	38,362
Tele Columbus AG1,2	3,285,000	32,990
Penske Automotive Group, Inc.	729,000	30,866
Melco Crown Entertainment Ltd. (ADR)	1,432,000	24,058
Ted Baker PLC[2]	517,162	22,759
Other securities		398,619
		778,538

Health care 15.47%
athenahealth, Inc.[1]	396,600	63,841
Myriad Genetics, Inc.[1]	1,274,898	55,025
Ultragenyx Pharmaceutical Inc.[1]	483,768	54,269
Illumina, Inc.[1]	273,800	52,554
Hikma Pharmaceuticals PLC[2]	1,424,000	48,222
Endo International PLC[1]	759,224	46,480
GW Pharmaceuticals PLC (ADR)[1]	559,950	38,883
Insulet Corp.[1]	907,533	34,314
bluebird bio, Inc.[1]	485,765	31,196
Kite Pharma, Inc.[1]	385,539	23,757
Other securities		205,993
		654,534

Information technology 13.28%
Qorvo, Inc.[1]	1,783,038	90,757
AAC Technologies Holdings Inc.[2]	8,558,600	55,642
Palo Alto Networks, Inc.[1]	282,991	49,846
Kakaku.com, Inc.[2]	1,575,000	31,093
Topcon Corp.[2]	1,360,510	23,023
Sunny Optical Technology (Group) Co., Ltd.[2]	10,024,000	22,902
YY Inc., Class A (ADR)[1]	363,000	22,677
Other securities		265,886
		561,826

Industrials 9.58%
International Container Terminal Services, Inc.[2]	30,840,000	45,992
AA PLC[2]	7,606,604	35,022
ITT Corp.	801,000	29,092
Moog Inc., Class A1	432,100	26,185
Other securities		269,241
		405,532

Consumer staples 6.76%
Sprouts Farmers Market, Inc.[1]	3,726,926	99,099
COSMOS Pharmaceutical Corp.[2]	224,000	35,284
Herbalife Ltd.[1]	579,500	31,073
Puregold Price Club, Inc.[2]	37,418,000	27,564
Other securities		93,086
		286,106

Financials 6.72%
Kotak Mahindra Bank Ltd.[2]	3,282,732	35,882
Essent Group Ltd.[1]	1,249,064	27,342
Kemper Corp.	700,000	26,075
Avanza Bank Holding AB2	599,614	26,026
Other securities		169,099
		284,424

American Funds Insurance Series

Global Small Capitalization Fund

Common stocks (continued)	Shares	Value (000)
Energy 3.80%
InterOil Corp.[1]	1,184,235	$37,209
Laredo Petroleum, Inc.[1]	4,534,000	36,227
Other securities		87,573
		161,009

Materials 3.61%
PolyOne Corp.	720,168	22,873
Other securities		129,705
		152,578

Utilities 1.91%
ENN Energy Holdings Ltd.[2]	9,515,700	50,443
Other securities		30,380
		80,823

Telecommunication services 0.06%
Other securities		2,433

Miscellaneous 4.94%
Other common stocks in initial period of acquisition		209,226

Total common stocks (cost: $3,454,748,000)		3,577,029

Rights & warrants 0.01%
Energy 0.00%
Other securities		46

Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		271

Total rights & warrants (cost: $280,000)		317

Convertible stocks 0.16%
Health care 0.16%
Other securities		6,913

Total convertible stocks (cost: $3,307,000)		6,913

Bonds, notes & other debt instruments 0.22%	Principal amount (000)
U.S. Treasury bonds & notes 0.22%
U.S. Treasury 0.22%
Other securities		9,152

Total bonds, notes & other debt instruments (cost: $9,155,000)		9,152

Short-term securities 15.04%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 1/22/2016	$35,500	35,492
Fannie Mae 0.23% due 3/1/2016	23,300	23,295
Federal Home Loan Bank 0.12%–0.52% due 1/8/2016–5/27/2016	382,100	381,973
Liberty Street Funding Corp. 0.49% due 3/1/2016[4]	25,800	25,774
Mizuho Bank, Ltd. 0.28%–0.35% due 1/14/2016–2/25/2016[4]	81,200	81,175
National Australia Bank Ltd. 0.24% due 2/2/2016[4]	26,900	26,893

American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.32% due 2/8/2016[4]	$31,300	$31,286
Total Capital Canada Ltd. 0.19% due 1/25/2016[4]	27,100	27,094
Other securities		3,399

Total short-term securities (cost: $636,353,000)		636,381
Total investment securities 99.96% (cost: $4,103,843,000)		4,229,792
Other assets less liabilities 0.04%		1,711

Net assets 100.00%		$4,231,503

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $56,654,000.

					Unrealized (depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	1/25/2016	UBS AG	$359	A$500	$ (5)
Australian dollars	2/18/2016	Barclays Bank PLC	$360	A$500	(3)
British pounds	1/29/2016	HSBC Bank	$39,514	£26,517	419
British pounds	1/29/2016	Citibank	$17,975	£12,070	180
Euros	1/29/2016	HSBC Bank	$3,892	€3,586	(8)
Japanese yen	1/12/2016	UBS AG	$4,306	¥528,290	(90)
Singapore dollars	2/24/2016	Barclays Bank PLC	$5,367	S$7,612	8
					$501

American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2015 (000)
zooplus AG, non-registered shares[1,2]	357,716	—	—	357,716	$—	$56,790
JVM Co., Ltd.[1,2]	411,500	—	—	411,500	—	19,489
Time Technoplast Ltd.[2]	11,888,000	—	—	11,888,000	90	10,131
Venture Global LNG, Inc., Class C1,2,4,5	—	2,760	—	2,760	—	8,280
Victoria Oil & Gas PLC[1,2]	6,966,560	—	—	6,966,560	—	3,613
Mauna Kea Technologies SA1,2	881,400	77,000	—	958,400	—	3,200
Sylvania Platinum Ltd. (CDI)[1,2]	15,000,000	—	—	15,000,000	—	1,686
Canadian Overseas Petroleum Ltd.[1]	19,225,000	2,555,000	10,555,000	11,225,000	—	325
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2]	6,050,000	—	—	6,050,000	—	178
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2]	2,555,000	—	—	2,555,000	—	46
Indochine Mining Ltd.[1,2]	73,199,466	—	—	73,199,466	—	—
Airesis SA6	3,231,392	—	3,231,392	—	—	—
Wildhorse Energy Ltd.[6]	540,900	—	540,900	—	—	—
Wildhorse Energy Ltd. (CDI)[6]	240,859	540,900	781,759	—	—	—
Wildhorse Energy Ltd., rights, expire 2015[6]	2,704,500	—	2,704,500	—	—	—
Wildhorse Energy Ltd., rights, expire 2015 (GBP denominated)[6]	1,204,295	—	1,204,295	—	—	—
					$90	$103,738

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,610,284,000, which represented 38.05% of the net assets of the fund. This amount includes $1,549,663,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $209,179,000, which represented 4.94% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Unaffiliated issuer at 12/31/2015.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$8,280	.20%
Stemcentrx, Inc., Series F-1, convertible preferred	6/10/2014	3,307	6,913	.16
Total private placement securities		$11,587	$15,193	.36%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

A$ = Australian dollars

€ = Euros

GBP/£ = British pounds

¥ = Japanese yen

S$ = Singapore dollars

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund

Summary investment portfolio December 31, 2015

Common stocks 96.79%	Shares	Value (000)
Consumer discretionary 22.46%
Amazon.com, Inc.[1]	2,144,216	$1,449,254
Home Depot, Inc.	6,170,000	815,982
Comcast Corp., Class A	8,785,000	495,738
Twenty-First Century Fox, Inc., Class A	8,285,000	225,021
Charter Communications, Inc., Class A1	1,106,000	202,509
Starbucks Corp.	3,185,000	191,196
NIKE, Inc., Class B	2,680,000	167,500
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	840,000	155,400
MGM Resorts International[1]	6,037,900	137,181
Other securities		1,055,395
		4,895,176

Information technology 21.33%
Microsoft Corp.	13,810,000	766,179
Facebook, Inc., Class A1	4,332,685	453,459
ASML Holding NV (New York registered)	3,034,016	269,330
ASML Holding NV2	1,808,186	161,139
Visa Inc., Class A	4,332,000	335,947
Alphabet Inc., Class A1	224,000	174,274
Alphabet Inc., Class C1	195,625	148,456
Avago Technologies Ltd.	2,215,100	321,522
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	48,537,000	209,441
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,425,392	32,428
Apple Inc.	2,256,300	237,498
LinkedIn Corp., Class A1	788,650	177,509
Nintendo Co., Ltd.[2]	1,114,960	153,487
salesforce.com, inc.[1]	1,915,000	150,136
Other securities		1,057,526
		4,648,331

Health care 17.17%
Express Scripts Holding Co.[1]	4,793,208	418,974
UnitedHealth Group Inc.	3,330,000	391,741
Regeneron Pharmaceuticals, Inc.[1]	627,400	340,597
Vertex Pharmaceuticals Inc.[1]	2,492,000	313,568
Incyte Corp.[1]	2,842,500	308,269
Centene Corp.[1]	4,104,200	270,097
Hologic, Inc.[1]	5,043,000	195,114
Humana Inc.	993,200	177,296
Thermo Fisher Scientific Inc.	1,240,000	175,894
Other securities		1,151,865
		3,743,415

Financials 12.82%
Wells Fargo & Co.	10,401,096	565,404
Berkshire Hathaway Inc., Class A1	1,710	338,238
Berkshire Hathaway Inc., Class B1	363,734	48,027
PNC Financial Services Group, Inc.	1,898,600	180,955
Legal & General Group PLC[2]	45,158,246	178,096
JPMorgan Chase & Co.	2,503,720	165,321
Capital One Financial Corp.	2,120,000	153,022
American International Group, Inc.	2,333,300	144,595
Onex Corp.	2,342,800	143,612
Other securities		878,050
		2,795,320

Consumer staples 8.82%
Costco Wholesale Corp.	2,330,000	376,295
Philip Morris International Inc.	3,615,000	317,795
Coca-Cola Co.	4,670,000	200,623
Kerry Group PLC, Class A2	2,000,000	165,510

American Funds Insurance Series

Growth Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Kroger Co.	3,710,000	$155,189
Constellation Brands, Inc., Class A	1,075,000	153,123
Other securities		553,807
		1,922,342

Industrials 6.13%
Boeing Co.	2,250,000	325,327
Oshkosh Corp.[3]	4,947,000	193,131
Rockwell Collins, Inc.	1,775,000	163,832
Other securities		653,434
		1,335,724

Energy 5.79%
Concho Resources Inc.[1]	2,149,000	199,556
Suncor Energy Inc.	5,502,090	142,036
Chevron Corp.	1,000,000	89,960
Other securities		829,647
		1,261,199

Other 2.07%
Other securities		452,735

Miscellaneous 0.20%
Other common stocks in initial period of acquisition		44,565

Total common stocks (cost: $14,299,040,000)		21,098,807

Rights & warrants 0.00%
Energy 0.00%
Other securities		336

Total rights & warrants (cost: $20,065,000)		336

Convertible stocks 0.06%
Consumer discretionary 0.06%
Other securities		13,104

Total convertible stocks (cost: $10,650,000)		13,104

Short-term securities 3.42%	Principal amount (000)
Chevron Corp. 0.17%–0.23% due 1/11/2016–2/16/2016[4]	$136,700	136,677
Federal Home Loan Bank 0.12%–0.58% due 1/8/2016–6/20/2016	416,200	415,818
Other securities		192,629

Total short-term securities (cost: $744,979,000)		745,124
Total investment securities 100.27% (cost: $15,074,734,000)		21,857,371
Other assets less liabilities (0.27)%		(59,687)

Net assets 100.00%		$21,797,684

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Growth Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2015 (000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$3,463	$193,131
KGen Power Corp.[1,2,5]	3,166,128	3,166,128	3,166,128	3,166,128	—	1,140
Myriad Genetics, Inc.[6]	3,480,000	—	1,195,753	2,284,247	—	—
FCB Financial Holdings, Inc., Class A6	265,000	1,625,000	210,000	1,680,000	—	—
					$3,463	$194,271

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,556,484,000, which represented 7.14% of the net assets of the fund. This amount includes $1,541,046,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $241,357,000, which represented 1.11% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Unaffiliated issuer at 12/31/2015.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$13,104	.06%
KGen Power Corp.	12/19/2006	1,203	1,140	.01
Total private placement securities		$11,853	$14,244	.07%

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Fund

Summary investment portfolio December 31, 2015

Common stocks 90.88%	Shares	Value (000)
Financials 19.92%
AIA Group Ltd.[1]	34,295,700	$204,319
HDFC Bank Ltd.[1]	7,077,600	141,471
HDFC Bank Ltd. (ADR)	352,300	21,702
Barclays PLC[1]	47,214,347	152,818
Cheung Kong Property Holdings Ltd.[1]	19,409,836	125,216
Prudential PLC[1]	4,380,265	98,065
Credit Suisse Group AG1	3,174,427	68,610
UBS Group AG1	3,019,651	58,110
BNP Paribas SA1	966,046	54,682
Other securities		565,820
		1,490,813

Information technology 12.99%
Baidu, Inc., Class A (ADR)[2]	971,500	183,652
Tencent Holdings Ltd.[1]	9,337,900	182,164
Samsung Electronics Co., Ltd.[1]	108,419	115,773
Nintendo Co., Ltd.[1]	807,500	111,162
Alibaba Group Holding Ltd. (ADR)[2]	933,200	75,841
ASML Holding NV1	685,834	61,119
Murata Manufacturing Co., Ltd.[1]	315,500	45,283
Other securities		197,066
		972,060

Health care 12.39%
Novartis AG1	3,780,150	323,114
UCB SA1	1,115,496	100,408
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	1,735,509	56,087
Grifols, SA, Class A, non-registered shares[1]	440,500	20,279
Grifols, SA, Class B (ADR)	396,845	12,857
Bayer AG1	702,771	88,171
Takeda Pharmaceutical Co. Ltd.[1]	1,556,400	77,483
Novo Nordisk A/S, Class B1	1,096,000	62,999
Teva Pharmaceutical Industries Ltd. (ADR)	691,800	45,410
Other securities		140,036
		926,844

Consumer discretionary 12.14%
Toyota Motor Corp.[1]	1,509,700	92,666
Altice NV, Class A1,2	4,054,716	57,982
Numericable-SFR, non-registered shares[1]	1,771,571	64,322
Sands China Ltd.[1]	17,286,000	58,466
Galaxy Entertainment Group Ltd.[1]	17,563,000	54,760
Kering SA1	287,433	48,994
H & M Hennes & Mauritz AB, Class B1	1,297,377	46,199
Other securities		484,887
		908,276

Industrials 10.10%
Airbus Group SE, non-registered shares[1]	2,250,014	151,074
Jardine Matheson Holdings Ltd.[1]	1,091,600	53,001
Rolls-Royce Holdings PLC[1,2]	5,663,000	47,934
Babcock International Group PLC[1]	3,055,615	45,502
CK Hutchison Holdings Ltd.[1]	3,350,836	44,975
Other securities		412,984
		755,470

American Funds Insurance Series

International Fund

Common stocks	Shares	Value (000)
Consumer staples 7.14%
Nestlé SA1	1,351,700	$100,193
Pernod Ricard SA1	799,200	90,862
Associated British Foods PLC[1]	1,443,588	71,058
AMOREPACIFIC Corp.[1]	149,546	52,521
Other securities		219,380
		534,014

Utilities 5.14%
Power Grid Corp. of India Ltd.[1]	59,159,040	125,784
Cheung Kong Infrastructure Holdings Ltd.[1]	8,253,000	76,076
ENN Energy Holdings Ltd.[1]	11,618,000	61,587
SSE PLC[1]	2,093,404	46,877
Other securities		74,621
		384,945

Materials 4.44%
Syngenta AG1	200,250	78,599
HeidelbergCement AG1	747,240	60,961
Other securities		192,475
		332,035

Telecommunication services 2.85%
SoftBank Group Corp.[1]	1,459,400	73,546
Other securities		139,564
		213,110

Energy 2.58%
Other securities		193,443

Miscellaneous 1.19%
Other common stocks in initial period of acquisition		89,293

Total common stocks (cost: $6,428,351,000)		6,800,303

Rights & warrants 0.00%
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		242

Total rights & warrants (cost: $245,000)		242

Bonds, notes & other debt instruments 1.09%	Principal amount (000)
Corporate bonds & notes 0.58%
Other 0.58%
Other securities		42,998

Total corporate bonds & notes		42,998

U.S. Treasury bonds & notes 0.31%
U.S. Treasury 0.31%
Other securities		23,518

Bonds & notes of governments & government agencies outside the U.S. 0.20%
Other securities		14,670

Total bonds, notes & other debt instruments (cost: $92,818,000)		81,186

American Funds Insurance Series

International Fund

Short-term securities 7.79%	Principal amount (000)	Value (000)
ANZ New Zealand (International) Ltd. 0.40% due 1/13/2016[3]	$20,000	$19,997
Australia & New Zealand Banking Group, Ltd. 0.28% due 2/12/2016[3]	46,400	46,371
Federal Home Loan Bank 0.12%–0.30% due 1/8/2016–3/2/2016	128,400	128,386
Freddie Mac 0.20% due 2/24/2016	50,000	49,989
Liberty Street Funding Corp. 0.30% due 1/26/2016[3]	50,000	49,984
Toyota Credit Canada Inc. 0.43% due 3/24/2016	50,000	49,944
Other securities		238,015

Total short-term securities (cost: $582,721,000)		582,686
Total investment securities 99.76% (cost: $7,104,135,000)		7,464,417
Other assets less liabilities 0.24%		18,233

Net assets 100.00%		$7,482,650

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were pledged as collateral. The total value of pledged collateral was $480,000, which represented less than .01% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $177,465,000.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	1/25/2016	UBS AG	$2,512	A$3,500	$ (35)
British pounds	2/12/2016	UBS AG	$75,030	£50,000	1,313
Euros	1/22/2016	HSBC Bank	$4,020	€3,666	34
Euros	1/29/2016	Bank of America, N.A.	$18,782	€17,345	(82)
Japanese yen	1/12/2016	UBS AG	$12,863	¥1,578,000	(270)
Japanese yen	1/21/2016	Barclays Bank PLC	$43,427	¥5,269,000	(430)
Japanese yen	1/25/2016	Barclays Bank PLC	$11,629	¥1,413,000	(133)
South Korean won	1/14/2016	JPMorgan Chase	$3,217	KRW3,749,995	20

					$ 417

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $6,232,108,000, which represented 83.29% of the net assets of the fund. This amount includes $6,010,353,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $249,981,000, which represented 3.34% of the net assets of the fund.

Key to abbreviations and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

KRW = South Korean won

See Notes to Financial Statements

American Funds Insurance Series

New World Fund

Summary investment portfolio December 31, 2015

Common stocks 78.70%	Shares	Value (000)
Information technology 15.73%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,757,000	$46,417
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	12,285
AAC Technologies Holdings Inc.[1]	8,054,500	52,365
Baidu, Inc., Class A (ADR)[2]	250,700	47,392
Murata Manufacturing Co., Ltd.[1]	315,300	45,254
Mail.Ru Group Ltd. (GDR)[1,2]	1,778,359	39,987
Alcatel-Lucent[1,2]	6,315,000	24,990
Alibaba Group Holding Ltd. (ADR)[2]	252,800	20,545
Cognizant Technology Solutions Corp., Class A2	331,700	19,909
MasterCard Inc., Class A	200,000	19,472
Other securities		94,967
		423,583

Consumer discretionary 14.42%
Naspers Ltd., Class N1	395,419	54,064
Maruti Suzuki India Ltd.[1]	691,500	48,168
Ctrip.com International, Ltd. (ADR)[2]	986,700	45,714
Domino’s Pizza, Inc.	350,000	38,937
Ryohin Keikaku Co., Ltd.[1]	154,500	31,322
Kroton Educacional SA, ordinary nominative	9,471,200	22,815
Toyota Motor Corp.[1]	318,900	19,574
Mr Price Group Ltd.[1]	1,509,000	19,457
Other securities		108,395
		388,446

Financials 12.50%
ICICI Bank Ltd.[1]	6,053,830	23,749
ICICI Bank Ltd. (ADR)	1,075,500	8,421
Fibra Uno Administración, SA de CV	13,586,578	29,949
Citigroup Inc.	560,000	28,980
Housing Development Finance Corp. Ltd.[1]	1,353,000	25,705
AIA Group Ltd.[1]	4,291,600	25,568
American Tower Corp.	245,000	23,753
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	21,068
HDFC Bank Ltd. (ADR)	208,400	12,837
HDFC Bank Ltd.[1]	390,000	7,796
Other securities		128,972
		336,798

Health care 9.22%
Novo Nordisk A/S, Class B1	1,035,600	59,527
China Biologic Products, Inc.[2]	331,700	47,254
Novartis AG1	280,500	23,976
Novartis AG (ADR)	134,000	11,530
Hikma Pharmaceuticals PLC[1]	636,500	21,554
Other securities		84,473
		248,314

Consumer staples 7.04%
Lenta Ltd. (GDR)[1,2]	3,441,024	23,238
Lenta Ltd. (GDR)[1,2,3]	1,053,300	7,113
Pernod Ricard SA1	208,900	23,750
Hypermarcas SA, ordinary nominative[2]	3,848,100	21,116
Other securities		114,345
		189,562

American Funds Insurance Series

New World Fund

Common stocks (continued)	Shares	Value (000)
Industrials 5.70%
Airbus Group SE, non-registered shares[1]	431,929	$29,001
Cummins Inc.	290,200	25,540
ASSA ABLOY AB, Class B1	992,658	20,791
Other securities		78,132
		153,464

Energy 4.55%
Reliance Industries Ltd.[1]	3,042,302	46,447
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	6,339,853	27,261
Petróleo Brasileiro SA (Petrobras), preferred nominative[2]	563,600	955
Other securities		47,841
		122,504

Telecommunication services 1.82%
Reliance Communications Ltd.[1,2]	17,458,904	23,149
Other securities		25,863
		49,012

Materials 1.55%
Klabin SA, units	4,402,000	26,092
Other securities		15,776
		41,868

Utilities 1.24%
China Resources Gas Group Ltd.[1]	8,098,000	24,097
Other securities		9,402
		33,499

Miscellaneous 4.93%
Other common stocks in initial period of acquisition		132,894

Total common stocks (cost: $2,011,608,000)		2,119,944

Preferred securities 0.04%
Consumer discretionary 0.04%
Other securities		1,156

Total preferred securities (cost: $570,000)		1,156

Rights & warrants 2.42%
Consumer staples 1.93%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,2,3]	5,330,000	28,954
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2016[1,2,3]	3,790,000	23,000
		51,954

Consumer discretionary 0.49%
Other securities		13,312

Total rights & warrants (cost: $69,795,000)		65,266

Bonds, notes & other debt instruments 3.74%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.94%
Other securities		79,133

American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Corporate bonds & notes 0.54%
Energy 0.33%
Petrobras Global Finance Co. 6.85% 2115	$4,870	$3,178
Petrobras International Finance Co. 3.875% 2016	640	638
Other securities		5,158
		8,974

Other 0.21%
Other securities		5,668

Total corporate bonds & notes		14,642

U.S. Treasury bonds & notes 0.26%
U.S. Treasury 0.26%
Other securities		7,065

Total bonds, notes & other debt instruments (cost: $111,127,000)		100,840

Short-term securities 14.69%
Federal Home Loan Bank 0.12%–0.32% due 1/8/2016–2/19/2016	202,900	202,876
Freddie Mac 0.51% due 4/26/2016	19,900	19,881
Gotham Funding Corp. 0.30% due 1/22/2016[3]	25,800	25,793
Nordea Bank AB 0.24% due 1/15/2016[3]	27,100	27,096
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[3]	31,800	31,789
Svenska Handelsbanken Inc. 0.32% due 2/11/2016[3]	63,500	63,470
USAA Capital Corp. 0.25% due 1/6/2016	24,700	24,699

Total short-term securities (cost: $395,594,000)		395,604
Total investment securities 99.59% (cost: $2,588,694,000)		2,682,810
Other assets less liabilities 0.41%		10,971

Net assets 100.00%		$2,693,781

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

New World Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $13,411,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2015 (000)
Sales:
Colombian pesos	1/15/2016	JPMorgan Chase	$917	COP2,829,400	$ 27
Euros	1/21/2016	HSBC Bank	$516	€475	— [4]
Euros	1/22/2016	HSBC Bank	$384	€350	3
Indian rupees	1/19/2016	JPMorgan Chase	$3,147	INR210,800	(29)
Japanese yen	2/12/2016	Bank of America, N.A.	$1,269	¥153,000	(5)
Japanese yen	2/18/2016	UBS AG	$523	¥63,000	(2)
Mexican pesos	1/15/2016	JPMorgan Chase	$231	MXN3,900	5
Mexican pesos	1/28/2016	Barclays Bank PLC	$663	MXN11,350	6
Mexican pesos	2/19/2016	UBS AG	$2,256	MXN38,600	25
South African rand	1/19/2016	UBS AG	$1,399	ZAR21,400	20
Turkish lira	1/15/2016	JPMorgan Chase	$255	TRY750	(2)
Turkish lira	1/20/2016	JPMorgan Chase	$266	TRY785	(2)
Turkish lira	1/21/2016	Bank of America, N.A.	$647	TRY1,950	(17)
Turkish lira	1/29/2016	Citibank	$578	TRY1,700	— [4]
					$ 29

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,399,865,000, which represented 51.97% of the net assets of the fund. This amount includes $1,299,479,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $242,472,000, which represented 9.00% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

COP = Colombian pesos

€ = Euros

INR = Indian rupees

¥ = Japanese yen

MXN = Mexican pesos

TRY = Turkish lira

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio December 31, 2015

Common stocks 95.58%	Shares	Value (000)
Health care 15.74%
Amgen Inc.	2,694,600	$437,414
Gilead Sciences, Inc.	1,600,412	161,946
Medtronic PLC	1,375,000	105,765
AbbVie Inc.	1,664,800	98,623
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	78,899
Bristol-Myers Squibb Co.	1,125,000	77,389
Novartis AG (ADR)	708,500	60,959
Other securities		64,584
		1,085,579

Information technology 15.69%
Intel Corp.	7,787,000	268,262
Avago Technologies Ltd.	1,042,000	151,246
Western Union Co.	8,225,000	147,310
Texas Instruments Inc.	2,630,000	144,150
Microsoft Corp.	2,507,000	139,089
Oracle Corp.	2,900,000	105,937
Apple Inc.	770,000	81,050
Other securities		45,415
		1,082,459

Industrials 14.28%
Norfolk Southern Corp.	1,731,800	146,493
CSX Corp.	4,422,000	114,751
Union Pacific Corp.	1,269,000	99,236
Precision Castparts Corp.	420,000	97,444
Boeing Co.	580,000	83,862
General Electric Co.	2,400,000	74,760
General Dynamics Corp.	450,000	61,812
Illinois Tool Works Inc.	650,000	60,242
United Technologies Corp.	500,000	48,035
Other securities		198,815
		985,450

Telecommunication services 11.55%
Verizon Communications Inc.	7,491,339	346,250
AT&T Inc.	8,811,000	303,186
CenturyLink, Inc.	5,856,000	147,337
		796,773

Consumer staples 10.24%
Altria Group, Inc.	3,754,000	218,521
Philip Morris International Inc.	1,000,000	87,910
Kraft Heinz Co.	1,076,666	78,338
Mondelez International, Inc.	1,580,000	70,847
Kimberly-Clark Corp.	500,000	63,650
Coca-Cola Co.	1,250,000	53,700
ConAgra Foods, Inc.	1,200,000	50,592
Other securities		82,752
		706,310

Energy 6.22%
Canadian Natural Resources, Ltd.	6,736,000	147,047
Noble Energy, Inc.	2,488,000	81,930
Halliburton Co.	1,859,000	63,280
Cabot Oil & Gas Corp.	3,395,000	60,058
Exxon Mobil Corp.	546,300	42,584
Other securities		34,530
		429,429

American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 5.86%
Johnson Controls, Inc.	2,075,000	$81,942
General Motors Co.	2,000,000	68,020
Las Vegas Sands Corp.	1,548,000	67,864
McDonald’s Corp.	500,000	59,070
Priceline Group Inc.[1]	41,500	52,910
Royal Caribbean Cruises Ltd.	500,000	50,605
Other securities		23,518
		403,929

Materials 4.10%
Monsanto Co.	1,001,000	98,618
Other securities		183,942
		282,560

Financials 3.64%
JPMorgan Chase & Co.	1,190,000	78,576
American International Group, Inc.	1,146,000	71,017
Other securities		101,672
		251,265

Utilities 3.37%
Exelon Corp.	6,175,000	171,480
Other securities		60,962
		232,442

Miscellaneous 4.89%
Other common stocks in initial period of acquisition		337,176

Total common stocks (cost: $5,652,956,000)		6,593,372

Short-term securities 4.15%	Principal amount (000)
ExxonMobil Corp. 0.27% due 1/19/2016	$38,100	38,093
Federal Home Loan Bank 0.12%–0.58% due 1/7/2016–6/20/2016	167,700	167,640
General Electric Co. 0.15% due 1/4/2016	23,200	23,200
Other securities		57,080

Total short-term securities (cost: $285,975,000)		286,013
Total investment securities 99.73% (cost: $5,938,931,000)		6,879,385
Other assets less liabilities 0.27%		18,889

Net assets 100.00%		$6,898,274

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $10,299,000, which represented 0.15% of the net assets of the fund) were acquired in transactions exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio December 31, 2015

Common stocks 93.16%	Shares	Value (000)
Financials 16.42%
AXA SA1	1,634,360	$44,681
JPMorgan Chase & Co.	396,800	26,201
Wells Fargo & Co.	402,000	21,853
CME Group Inc., Class A	165,500	14,994
ICICI Bank Ltd. (ADR)	1,800,000	14,094
Crown Castle International Corp.	163,000	14,091
Iron Mountain Inc.	495,905	13,394
Banco Santander, SA (ADR)	2,000,000	9,740
Banco Santander, SA1	503,637	2,473
Other securities		130,234
		291,755

Consumer discretionary 14.09%
McDonald’s Corp.	305,000	36,033
Home Depot, Inc.	243,000	32,137
D.R. Horton, Inc.	750,000	24,022
Amazon.com, Inc.[2]	24,000	16,221
Comcast Corp., Class A	255,000	14,390
Toll Brothers, Inc.[2]	400,000	13,320
HUGO BOSS AG1	150,000	12,491
GameStop Corp., Class A	440,000	12,338
adidas AG1	123,825	12,066
Other securities		77,367
		250,385

Information technology 12.37%
Microsoft Corp.	1,147,000	63,636
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	13,290,800	57,351
Avago Technologies Ltd.	200,000	29,030
Cisco Systems, Inc.	500,000	13,577
Alibaba Group Holding Ltd. (ADR)[2]	160,000	13,003
Other securities		43,207
		219,804

Industrials 12.27%
Airbus Group SE, non-registered shares[1]	374,000	25,112
United Continental Holdings, Inc.[2]	400,000	22,920
Geberit AG1	60,000	20,181
American Airlines Group Inc.	445,000	18,846
Boeing Co.	120,000	17,351
Abertis Infraestructuras, SA, Class A1	935,550	14,583
SECOM Co., Ltd.[1]	185,000	12,519
Ryanair Holdings PLC (ADR)	141,375	12,223
General Electric Co.	275,000	8,566
Other securities		65,743
		218,044

Health care 8.53%
UnitedHealth Group Inc.	278,000	32,704
Merck & Co., Inc.	563,900	29,785
Novartis AG1	329,000	28,122
Medtronic PLC	211,000	16,230
Other securities		44,663
		151,504

American Funds Insurance Series

Global Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 8.48%
British American Tobacco PLC[1]	403,500	$22,410
Procter & Gamble Co.	225,000	17,867
Philip Morris International Inc.	190,000	16,703
Mead Johnson Nutrition Co.	165,000	13,027
Other securities		80,714
		150,721

Telecommunication services 5.05%
AT&T Inc.	610,000	20,990
Verizon Communications Inc.	234,117	10,821
Verizon Communications Inc. (CDI)[1]	145,105	6,739
Orange[1]	830,000	13,924
Other securities		37,281
		89,755

Energy 4.86%
ConocoPhillips	505,000	23,578
Chevron Corp.	237,000	21,321
Other securities		41,393
		86,292

Materials 3.90%
E.I. du Pont de Nemours and Co.	425,000	28,305
Newmont Mining Corp.	1,000,000	17,990
Other securities		23,021
		69,316

Utilities 2.21%
Exelon Corp.	500,000	13,885
Other securities		25,384
		39,269

Miscellaneous 4.98%
Other common stocks in initial period of acquisition		88,449

Total common stocks (cost: $1,462,436,000)		1,655,294

Preferred securities 0.03%
Consumer discretionary 0.03%
Other securities		489

Total preferred securities (cost: $256,000)		489

Bonds, notes & other debt instruments 0.14%	Principal amount (000)
U.S. Treasury bonds & notes 0.14%
U.S. Treasury 0.14%
Other securities		2,532

Total bonds, notes & other debt instruments (cost: $2,533,000)		2,532

American Funds Insurance Series

Global Growth and Income Fund

Short-term securities 6.85%	Principal amount (000)	Value (000)
American Honda Finance Corp. 0.20% due 1/7/2016	$20,000	$19,999
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 1/28/2016	20,000	19,994
Freddie Mac 0.51% due 4/26/2016	19,500	19,481
General Electric Co. 0.15% due 1/4/2016	10,300	10,300
Svenska Handelsbanken Inc. 0.40% due 3/2/2016[3]	20,000	19,984
Other securities		31,987

Total short-term securities (cost: $121,734,000)		121,745
Total investment securities 100.18% (cost: $1,586,959,000)		1,780,060
Other assets less liabilities (0.18)%		(3,278)

Net assets 100.00%		$1,776,782

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $20,442,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2015 (000)
Sales:
Australian dollars	1/22/2016	HSBC Bank	$1,784	A$2,450	$ 1
Australian dollars	1/29/2016	HSBC Bank	$817	A$1,150	(20)
Euros	1/21/2016	Citibank	$9,293	€8,425	132
Japanese yen	1/11/2016	Bank of America, N.A.	$1,935	¥238,000	(46)
Japanese yen	1/12/2016	JPMorgan Chase	$53	¥6,500	(1)
Japanese yen	1/29/2016	Bank of America, N.A.	$163	¥20,000	(3)
Japanese yen	1/29/2016	JPMorgan Chase	$225	¥27,500	(5)
Japanese yen	2/12/2016	Bank of America, N.A.	$54	¥6,500	— [4]
Japanese yen	2/18/2016	UBS AG	$54	¥6,500	— [4]
					$ 58

American Funds Insurance Series

Global Growth and Income Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
Rickmers Maritime[5]	54,840,000	239,493	28,934,600	26,144,893	$989	$—

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $660,724,000, which represented 37.19% of the net assets of the fund. This amount includes $656,554,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $41,972,000, which represented 2.36% of the net assets of the fund.
[4]	Amount less than one thousand.
[5]	Unaffiliated issuer at 12/31/2015.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

A$ = Australian dollars

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio December 31, 2015

Common stocks 92.13%	Shares	Value (000)
Health care 16.27%
Amgen Inc.	5,038,858	$817,958
Gilead Sciences, Inc.	4,986,900	504,624
Express Scripts Holding Co.[1]	3,176,309	277,641
Stryker Corp.	2,385,241	221,684
Medtronic PLC	2,763,700	212,584
Alexion Pharmaceuticals, Inc.[1]	1,000,700	190,883
UnitedHealth Group Inc.	1,518,396	178,624
Illumina, Inc.[1]	919,330	176,461
Humana Inc.	943,600	168,442
Merck & Co., Inc.	2,835,080	149,749
Other securities		1,040,901
		3,939,551

Information technology 16.02%
Alphabet Inc., Class A1	461,350	358,935
Alphabet Inc., Class C1	459,052	348,365
Texas Instruments Inc.	10,865,959	595,563
Microsoft Corp.	9,373,727	520,054
Oracle Corp.	8,797,001	321,354
Intel Corp.	7,977,500	274,825
Avago Technologies Ltd.	1,507,100	218,756
Accenture PLC, Class A	2,010,500	210,097
Broadcom Corp., Class A	2,514,200	145,371
Other securities		885,907
		3,879,227

Consumer discretionary 12.74%
Amazon.com, Inc.[1]	1,121,000	757,673
Home Depot, Inc.	1,968,000	260,268
Twenty-First Century Fox, Inc., Class A	7,306,200	198,436
Netflix, Inc.[1]	1,621,677	185,487
Comcast Corp., Class A	3,093,000	174,538
Newell Rubbermaid Inc.	3,671,300	161,831
Other securities		1,346,437
		3,084,670

Financials 9.46%
State Street Corp.	3,659,300	242,831
Crown Castle International Corp.	2,682,400	231,893
Wells Fargo & Co.	4,010,900	218,032
Marsh & McLennan Companies, Inc.	3,426,100	189,977
JPMorgan Chase & Co.	2,594,300	171,302
Other securities		1,235,508
		2,289,543

Consumer staples 8.71%
Philip Morris International Inc.	4,578,330	402,481
Coca-Cola Co.	6,371,900	273,737
Kroger Co.	5,629,200	235,469
CVS Health Corp.	1,670,000	163,276
Altria Group, Inc.	2,604,000	151,579
Other securities		882,451
		2,108,993

Industrials 8.60%
Union Pacific Corp.	4,115,069	321,798
General Dynamics Corp.	1,773,000	243,539
Norfolk Southern Corp.	1,866,314	157,872
CSX Corp.	5,825,600	151,174
Other securities		1,207,518
		2,081,901

American Funds Insurance Series

Growth-Income Fund

Common stocks (continued)		Value
	Shares	(000)
Energy 6.97%
ConocoPhillips	5,604,460	$261,672
EOG Resources, Inc.	2,565,400	181,605
Royal Dutch Shell PLC, Class A (ADR)	3,251,000	148,863
Chevron Corp.	1,642,000	147,714
Schlumberger Ltd.	2,055,000	143,336
Other securities		805,578
		1,688,768

Materials 6.03%
Celanese Corp., Series A	5,805,900	390,911
Monsanto Co.	2,838,200	279,620
Dow Chemical Co.	4,352,900	224,087
Other securities		565,434
		1,460,052

Telecommunication services 2.60%
Verizon Communications Inc.	11,362,701	525,184
Other securities		103,396
		628,580

Utilities 1.09%
Sempra Energy	1,649,600	155,079
Other securities		109,382
		264,461

Miscellaneous 3.64%
Other common stocks in initial period of acquisition		881,557

Total common stocks (cost: $17,326,562,000)		22,307,303

Convertible stocks 0.03%
Financials 0.02%
Other securities		4,560

Miscellaneous 0.01%
Other convertible stocks in initial period of acquisition		4,272

Total convertible stocks (cost: $9,587,000)		8,832

Convertible bonds 0.19%	Principal amount (000)
Information technology 0.19%
Other securities		46,232

Total convertible bonds (cost: $27,669,000)		46,232

Bonds, notes & other debt instruments 0.07%
Corporate bonds & notes 0.07%
Telecommunication services 0.07%
Other securities		16,650

Total bonds, notes & other debt instruments (cost: $16,700,000)		16,650

American Funds Insurance Series

Growth-Income Fund

Short-term securities 7.64%	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.11%–0.47% due 1/4/2016–5/20/2016	$824,070	$823,852
Microsoft Corp. 0.19% due 1/13/2016[2]	40,000	39,997
Other securities		985,926

Total short-term securities (cost: $1,849,657,000)		1,849,775
Total investment securities 100.06% (cost: $19,230,175,000)		24,228,792
Other assets less liabilities (0.06)%		(15,399)

Net assets 100.00%		$24,213,393

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,389,203,000, which represented 5.74% of the net assets of the fund. This amount includes $1,310,130,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. One of the securities in “Other securities” (with a value of $4,560,000, a cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $542,031,000, which represented 2.24% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Growth and Income Fund

Summary investment portfolio December 31, 2015

Common stocks 88.66%	Shares	Value (000)
Financials 21.12%
Prudential PLC[1]	1,107,824	$24,802
Wharf (Holdings) Ltd.[1]	3,626,000	20,014
St. James’s Place PLC[1]	1,048,000	15,457
Cheung Kong Property Holdings Ltd.[1]	2,233,348	14,408
Barclays PLC[1]	3,887,562	12,583
Siam Commercial Bank PCL[1]	2,906,000	9,590
BNP Paribas SA1	165,700	9,379
bank muscat (SAOG)[1]	7,092,750	8,677
Jupiter Fund Management PLC[1]	1,168,000	7,723
RioCan Real Estate Investment Trust	424,788	7,273
Banco Bilbao Vizcaya Argentaria, SA1	651,122	4,749
Banco Bilbao Vizcaya Argentaria, SA (ADR)	325,528	2,386
Japan Real Estate Investment Corp.[1]	1,432	6,964
Other securities		65,754
		209,759

Consumer staples 15.84%
Philip Morris International Inc.	420,300	36,949
British American Tobacco PLC[1]	419,900	23,321
Imperial Tobacco Group PLC[1]	338,763	17,818
Japan Tobacco Inc.[1]	446,600	16,398
CALBEE, Inc.[1]	284,400	11,936
Glanbia PLC[1]	533,000	9,802
Nestlé SA1	124,000	9,191
Associated British Foods PLC[1]	184,080	9,061
Other securities		22,771
		157,247

Consumer discretionary 12.36%
H & M Hennes & Mauritz AB, Class B1	489,320	17,424
Kering SA1	88,500	15,085
Toyota Motor Corp.[1]	161,000	9,882
GKN PLC[1]	1,832,000	8,317
Whitbread PLC[1]	119,297	7,709
Other securities		64,295
		122,712

Utilities 10.74%
EDP - Energias de Portugal, SA1	10,961,084	39,393
SSE PLC[1]	1,289,846	28,883
National Grid PLC[1]	815,498	11,217
Power Assets Holdings Ltd.[1]	1,013,000	9,300
Other securities		17,831
		106,624

Health care 8.98%
Novartis AG1	429,870	36,744
Orion Oyj, Class B1	429,600	14,809
GlaxoSmithKline PLC[1]	538,000	10,867
Bayer AG1	67,223	8,434
UCB SA1	85,200	7,669
Other securities		10,606
		89,129

Industrials 6.70%
CK Hutchison Holdings Ltd.[1]	1,283,348	17,225
ASSA ABLOY AB, Class B1	620,400	12,994
Airbus Group SE, non-registered shares[1]	104,000	6,983
Other securities		29,296
		66,498

American Funds Insurance Series

International Growth and Income Fund

Common stocks	Shares	Value (000)
Energy 4.08%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	642,886	$14,443
Other securities		26,036
		40,479

Telecommunication services 3.42%
Advanced Info Service PCL[1]	1,880,000	7,880
China Mobile Ltd.[1]	700,000	7,845
Other securities		18,236
		33,961

Materials 2.85%
Fortescue Metals Group Ltd.[1]	6,300,000	8,497
Other securities		19,850
		28,347

Information technology 2.57%
Quanta Computer Inc.[1]	4,430,000	7,077
Delta Electronics, Inc.[1]	1,453,266	6,821
Other securities		11,629
		25,527

Total common stocks (cost: $928,690,000)		880,283

Convertible bonds 0.25%	Principal amount (000)
Financials 0.25%
Other securities		2,455

Total convertible bonds (cost: $2,814,000)		2,455

Bonds, notes & other debt instruments 1.51%
Corporate bonds & notes 0.95%
Materials 0.87%
FMG Resources 9.75% 2022[2]	$7,750	7,130
Other securities		1,527
		8,657

Financials 0.08%
Other securities		739

Total corporate bonds & notes		9,396

Bonds & notes of governments & government agencies outside the U.S. 0.55%
Other securities		5,468

U.S. Treasury bonds & notes 0.01%
U.S. Treasury 0.01%
Other securities		120

Total bonds, notes & other debt instruments (cost: $16,707,000)		14,984

Short-term securities 9.22%
Chevron Corp. 0.42% due 1/26/2016[2]	19,800	19,795
Federal Home Loan Bank 0.46%–0.52% due 4/1/2016–4/4/2016	18,600	18,589
Freddie Mac 0.22% due 1/6/2016	8,700	8,700
Liberty Street Funding Corp. 0.45% due 1/21/2016[2]	8,600	8,598

American Funds Insurance Series

International Growth and Income Fund

Short-term securities (continued)	Principal amount	Value
	(000)	(000)
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[2]	$22,800	$22,792
Toronto-Dominion Holdings USA Inc. 0.56% due 4/8/2016[2]	9,000	8,986
Other securities		4,100

Total short-term securities (cost: $91,546,000)		91,560
Total investment securities 99.64% (cost: $1,039,757,000)		989,282
Other assets less liabilities 0.36%		3,597

Net assets 100.00%		$992,879

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $798,047,000, which represented 80.38% of the net assets of the fund. This amount includes $791,391,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $69,509,000, which represented 7.00% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GBP = British pounds

See Notes to Financial Statements

American Funds Insurance Series

Capital Income Builder

Summary investment portfolio December 31, 2015

Common stocks 80.76%	Shares	Value (000)
Consumer staples 14.77%
Philip Morris International Inc.	99,575	$8,754
Altria Group, Inc.	86,010	5,007
Coca-Cola Co.	109,445	4,702
Unilever PLC[1]	79,610	3,409
Japan Tobacco Inc.[1]	80,600	2,959
Procter & Gamble Co.	27,100	2,152
Tate & Lyle PLC[1]	203,200	1,791
Imperial Tobacco Group PLC[1]	33,200	1,746
Other securities		4,480
		35,000

Financials 12.90%
Sampo Oyj, Class A1	91,789	4,652
Swedbank AB, Class A1	187,792	4,124
Wells Fargo & Co.	53,500	2,908
Mercury General Corp.	47,810	2,227
Iron Mountain Inc.	75,195	2,031
BB&T Corp.	41,180	1,557
Aberdeen Asset Management PLC[1]	359,500	1,532
Other securities		11,532
		30,563

Utilities 9.48%
SSE PLC[1]	281,663	6,307
National Grid PLC[1]	313,540	4,312
Duke Energy Corp.	34,500	2,463
Infratil Ltd.[1]	743,558	1,660
Red Eléctrica de Corporación, SA1	18,874	1,573
Cheung Kong Infrastructure Holdings Ltd.[1]	169,000	1,558
Other securities		4,601
		22,474

Health care 8.11%
AstraZeneca PLC[1]	77,450	5,236
AstraZeneca PLC (ADR)	71,580	2,430
Pfizer Inc.	183,980	5,939
GlaxoSmithKline PLC[1]	160,800	3,248
Other securities		2,371
		19,224

Telecommunication services 7.60%
Verizon Communications Inc.	154,751	7,153
Singapore Telecommunications Ltd.[1]	957,100	2,463
HKT Trust and HKT Ltd., units[1]	1,308,340	1,669
Vodafone Group PLC[1]	465,900	1,507
Other securities		5,231
		18,023

Information technology 7.29%
Microsoft Corp.	90,860	5,041
Xilinx, Inc.	52,440	2,463
Texas Instruments Inc.	35,430	1,942
VTech Holdings Ltd.[1]	177,600	1,835
Paychex, Inc.	33,510	1,772
Ricoh Co., Ltd.[1]	146,300	1,503
Other securities		2,727
		17,283

American Funds Insurance Series

Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 6.18%
Greene King PLC[1]	189,020	$2,580
Gannett Co., Inc.	135,340	2,205
Las Vegas Sands Corp.	44,200	1,938
Other securities		7,930
		14,653

Energy 6.09%
ConocoPhillips	91,215	4,259
Exxon Mobil Corp.	36,600	2,853
Helmerich & Payne, Inc.	45,200	2,421
Royal Dutch Shell PLC, Class B1	66,360	1,515
Other securities		3,382
		14,430

Industrials 5.10%
BAE Systems PLC[1]	398,200	2,931
Lockheed Martin Corp.	12,355	2,683
Other securities		6,462
		12,076

Materials 2.61%
Dow Chemical Co.	30,615	1,576
Amcor Ltd.[1]	155,910	1,517
Other securities		3,103
		6,196

Miscellaneous 0.63%
Other common stocks in initial period of acquisition		1,495

Total common stocks (cost: $200,112,000)		191,417

Convertible stocks 0.32%
Financials 0.32%
Other securities		757

Total convertible stocks (cost: $756,000)		757

Bonds, notes & other debt instruments 15.69%	Principal amount (000)
U.S. Treasury bonds & notes 5.80%
U.S. Treasury 5.35%
U.S. Treasury 8.00% 2021	$4,750	6,346
U.S. Treasury 3.00% 2045	2,757	2,747
U.S. Treasury 1.25%–2.88% 2020–2045	3,625	3,595
		12,688

U.S. Treasury inflation-protected securities 0.45%
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	1,103	1,069

Total U.S. Treasury bonds & notes		13,757

Mortgage-backed obligations 5.67%
Federal agency mortgage-backed obligations 5.64%
Government National Mortgage Assn. 4.00% 2045[3]	6,859	7,289
Government National Mortgage Assn. 4.36%–6.86% 2045–2063[3]	5,659	6,063
		13,352

American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Commercial mortgage-backed securities 0.03%
Other securities		$81

Total mortgage-backed obligations		13,433

Corporate bonds & notes 2.99%
Financials 1.18%
Wells Fargo & Co. 5.625% 2017	$100	107
Wells Fargo & Co. 4.60% 2021	300	327
Other securities		2,357
		2,791

Utilities 0.24%
Progress Energy, Inc. 7.05% 2019	100	114
Other securities		443
		557

Telecommunication services 0.18%
Verizon Communications Inc. 4.50%–5.50% 2018–2020	400	430

Consumer staples 0.15%
Altria Group, Inc. 9.25% 2019	200	245
Other securities		110
		355

Other 1.24%
Other securities		2,953

Total corporate bonds & notes		7,086

Asset-backed obligations 1.23%
Other securities		2,909

Total bonds, notes & other debt instruments (cost: $37,383,000)		37,185

Short-term securities 3.80%
Chevron Corp. 0.17% due 1/19/2016[4]	2,400	2,399
General Electric Co. 0.15% due 1/4/2016	4,000	4,000
Other securities		2,600

Total short-term securities (cost: $9,000,000)		8,999
Total investment securities 100.57% (cost: $247,251,000)		238,358
Other assets less liabilities (0.57)%		(1,353)

Net assets 100.00%		$237,005

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Capital Income Builder

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $95,783,000, which represented 40.41% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,848,000, which represented 1.20% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio December 31, 2015

Common stocks 66.06%	Shares	Value (000)
Information technology 14.44%
Microsoft Corp.	15,325,000	$850,231
Intel Corp.	6,879,000	236,981
VeriSign, Inc.[1]	2,675,000	233,688
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	10,000,000	227,500
ASML Holding NV (New York registered)	2,200,000	195,294
Intuit Inc.	2,000,000	193,000
Texas Instruments Inc.	3,000,000	164,430
KLA-Tencor Corp.	2,000,000	138,700
Other securities		412,903
		2,652,727

Consumer discretionary 10.72%
Comcast Corp., Class A	6,840,000	385,981
Amazon.com, Inc.[1]	568,000	383,906
Home Depot, Inc.	2,405,000	318,061
VF Corp.	3,230,000	201,067
Twenty-First Century Fox, Inc., Class A	5,850,000	158,886
Newell Rubbermaid Inc.	3,000,000	132,240
General Motors Co.	3,500,000	119,035
Other securities		270,944
		1,970,120

Financials 8.82%
JPMorgan Chase & Co.	4,925,000	325,198
ACE Ltd.	2,620,000	306,147
First Republic Bank	2,200,000	145,332
Citigroup Inc.	2,750,000	142,312
PNC Financial Services Group, Inc.	1,200,000	114,372
Other securities		586,093
		1,619,454

Industrials 8.22%
Lockheed Martin Corp.	2,115,000	459,272
Boeing Co.	1,720,000	248,695
Robert Half International Inc.	2,800,000	131,992
Nielsen Holdings PLC	2,500,000	116,500
Other securities		554,365
		1,510,824

Health care 7.86%
Merck & Co., Inc.	5,450,000	287,869
UnitedHealth Group Inc.	2,417,000	284,336
Johnson & Johnson	2,075,000	213,144
Humana Inc.	1,019,000	181,902
Pfizer Inc.	4,910,000	158,495
Other securities		317,639
		1,443,385

Energy 5.64%
Weatherford International PLC[1]	19,500,000	163,605
Noble Energy, Inc.	4,700,000	154,771
Chevron Corp.	1,625,000	146,185
Concho Resources Inc.[1]	1,335,000	123,968
Tallgrass Energy GP, LP, Class A1,2	3,100,000	49,507
Other securities		398,736
		1,036,772

American Funds Insurance Series

Asset Allocation Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 4.21%
Philip Morris International Inc.	2,850,000	$250,543
Coca-Cola Co.	3,440,000	147,782
Other securities		375,281
		773,606

Materials 4.02%
E.I. du Pont de Nemours and Co.	3,860,781	257,128
FMC Corp.	3,350,000	131,085
LyondellBasell Industries NV	1,500,000	130,350
Dow Chemical Co.	2,500,000	128,700
Other securities		91,417
		738,680

Other 1.47%
Other securities		269,194

Miscellaneous 0.66%
Other common stocks in initial period of acquisition		120,717

Total common stocks (cost: $8,966,609,000)		12,135,479

Convertible stocks 0.04%
Industrials 0.04%
Other securities		6,616

Total convertible stocks (cost: $15,028,000)		6,616

Bonds, notes & other debt instruments 24.41%	Principal amount (000)
U.S. Treasury bonds & notes 10.92%
U.S. Treasury 8.84%
U.S. Treasury 0.625% 2017	$125,000	124,336
U.S. Treasury 0.625% 2018	153,000	151,123
U.S. Treasury 1.50% 2019	400,000	401,648
U.S. Treasury 1.25% 2020	327,000	322,069
U.S. Treasury 1.625% 2020	125,000	124,452
U.S. Treasury 1.13%–7.25% 2016–2045[3]	494,500	499,708
		1,623,336

U.S. Treasury inflation-protected securities 2.08%
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	179,402	177,514
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	130,448	132,911
U.S. Treasury Inflation-Protected Securities 0.38%–0.75% 2025–2045[4]	80,104	71,510
		381,935

Total U.S. Treasury bonds & notes		2,005,271

Corporate bonds & notes 7.96%
Financials 1.47%
ACE INA Holdings Inc. 2.30%–3.35% 2020–2026	9,300	9,236
Citigroup Inc. 2.65% 2020	8,500	8,448
JPMorgan Chase & Co. 1.35%–3.25% 2017–2022	4,515	4,534
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,196
Other securities		244,276
		269,690

Health care 1.36%
UnitedHealth Group Inc. 3.35% 2022	4,355	4,459
Other securities		245,108
		249,567

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Energy 1.11%
Other securities		$204,078

Industrials 0.63%
Lockheed Martin Corp. 3.10%–3.55% 2023–2026	$9,000	9,062
Other securities		107,333
		116,395

Consumer discretionary 0.63%
Amazon.com, Inc. 4.80% 2034	6,000	6,334
Other securities		108,994
		115,328

Information technology 0.38%
Microsoft Corp. 2.65%–4.20% 2022–2035	12,000	12,135
Other securities		57,775
		69,910

Consumer staples 0.29%
Philip Morris International Inc. 3.25%–4.25% 2024–2044	7,000	6,973
Other securities		46,432
		53,405

Other 2.09%
Other securities		384,729

Total corporate bonds & notes		1,463,102

Mortgage-backed obligations 4.55%
Federal agency mortgage-backed obligations 3.12%
Fannie Mae 0%–7.50% 2021–2047[5,6]	225,021	240,074
Freddie Mac 3.50%–6.50% 2023–2046[5,6,7]	149,603	157,739
Other securities		180,093
		577,906

Other mortgage-backed securities 0.70%
Fannie Mae 2.30%–3.51% 2022–2024[5,7]	47,582	49,011
Freddie Mac 1.69%–3.33% 2020–2025[5,7]	66,719	67,910
Other securities		12,854
		129,775

Other 0.73%
Other securities		127,950

Total mortgage-backed obligations		835,631

Federal agency bonds & notes 0.39%
Fannie Mae 2.625% 2024	11,190	11,318
Freddie Mac 0.75%–2.50% 2016–2018	58,300	58,096
Other securities		1,606

Total federal agency bonds & notes		71,020

Other 0.59%
Other securities		109,487

Total bonds, notes & other debt instruments (cost: $4,622,901,000)		4,484,511

American Funds Insurance Series

Asset Allocation Fund

Short-term securities 11.58%	Principal amount (000)	Value (000)
CAFCO, LLC 0.28%–0.40% due 2/17/2016–2/29/2016	$95,800	$95,763
Chariot Funding, LLC 0.42% due 1/4/2016[8]	47,500	47,498
Ciesco LLC 0.34% due 3/1/2016	50,000	49,976
ExxonMobil Corp. 0.13%–0.36% due 1/5/2016–1/25/2016	154,400	154,380
Federal Home Loan Bank 0.08%–0.54% due 1/7/2016–5/9/2016	859,800	859,509
Freddie Mac 0.15%–0.51% due 1/20/2016–5/18/2016	356,800	356,561
Pfizer Inc 0.42%–0.45% due 3/14/2016–3/22/2016[8]	79,100	79,037
U.S. Treasury Bills 0.21%–0.42% due 3/3/2016–5/19/2016	100,000	99,934
Other securities		384,409

Total short-term securities (cost: $2,126,686,000)		2,127,067
Total investment securities 102.09% (cost: $15,731,224,000)		18,753,673
Other assets less liabilities (2.09)%		(383,106)

Net assets 100.00%		$18,370,567

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $337,743,000, which represented 1.84% of the net assets of the fund. This amount includes $313,884,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Some of these securities (with an aggregate value of $6,616,000, an aggregate cost of $15,029,000, and which represented .04% of the net assets of the fund) were acquired from 3/10/2010 to 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $36,916,000, which represented .20% of the net assets of the fund.

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $379,083,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Receive	LCH	3-month USD-LIBOR	0.921%	3/5/2017	$50,000	$17
Receive	LCH	3-month USD-LIBOR	1.929	9/29/2019	80,000	1,129
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	412
Pay	LCH	3-month USD-LIBOR	1.734	3/5/2020	23,000	(123)
Pay	LCH	3-month USD-LIBOR	2.652	9/29/2024	26,000	(1,182)
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(3,014)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(1,991)
						$(4,752)

American Funds Insurance Series

Asset Allocation Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is shown in the summary investment portfolio under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2015 (000)
Tallgrass Energy GP, LP, Class A1	—	3,100,000	—	3,100,000	$—	$49,507

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,921,000, which represented .04% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $978,698,000, which represented 5.33% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

LCH = LCH.Clearnet

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series

Global Balanced Fund

Summary investment portfolio December 31, 2015

Common stocks 64.36%	Shares	Value (000)
Industrials 11.62%
BAE Systems PLC[1]	447,400	$3,293
ASSA ABLOY AB, Class B1	155,000	3,246
General Electric Co.	93,700	2,919
KONE Oyj, Class B1	56,600	2,380
Boeing Co.	16,000	2,313
Randstad Holding NV1	22,947	1,427
Robert Half International Inc.	30,000	1,414
Other securities		8,482
		25,474

Consumer staples 10.00%
Pernod Ricard SA1	30,220	3,436
Coca-Cola Co.	57,000	2,449
SABMiller PLC[1]	39,900	2,390
Nestlé SA1	27,200	2,016
British American Tobacco PLC[1]	35,950	1,997
Reynolds American Inc.	42,104	1,943
Altria Group, Inc.	31,000	1,805
Costco Wholesale Corp.	10,170	1,642
Kroger Co.	34,000	1,422
Other securities		2,822
		21,922

Health care 8.93%
Merck & Co., Inc.	81,120	4,285
Humana Inc.	20,830	3,718
Pfizer Inc.	74,000	2,389
Medtronic PLC	27,400	2,108
Novartis AG1	22,300	1,906
Other securities		5,173
		19,579

Information technology 8.09%
Microsoft Corp.	103,000	5,715
ASML Holding NV1	47,969	4,275
Nintendo Co., Ltd.[1]	19,000	2,616
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	300,000	1,295
Other securities		3,829
		17,730

Financials 7.79%
ORIX Corp.[1]	195,000	2,735
Link Real Estate Investment Trust[1]	429,509	2,562
JPMorgan Chase & Co.	38,700	2,555
AIA Group Ltd.[1]	380,000	2,264
Wells Fargo & Co.	24,000	1,305
Sumitomo Mitsui Financial Group, Inc.[1]	15,500	585
Other securities		5,066
		17,072

Consumer discretionary 5.70%
Home Depot, Inc.	22,030	2,913
Amazon.com, Inc.[2]	4,100	2,771
Paddy Power PLC[1]	11,000	1,469
McDonald’s Corp.	11,500	1,359
Other securities		3,990
		12,502

American Funds Insurance Series

Global Balanced Fund

Common stocks	Shares		Value (000)
Energy 4.41%
Royal Dutch Shell PLC, Class B1		101,720	$2,322
Royal Dutch Shell PLC, Class A (GBP denominated)[1]		575	13
ConocoPhillips		45,506	2,125
Chevron Corp.		18,530	1,667
Schlumberger Ltd.		20,400	1,423
Other securities			2,132
			9,682

Materials 4.26%
E.I. du Pont de Nemours and Co.		55,500	3,696
Dow Chemical Co.		40,000	2,059
Other securities			3,598
			9,353

Utilities 1.68%
EDP - Energias de Portugal, SA1		625,000	2,246
Power Assets Holdings Ltd.[1]		157,500	1,446
			3,692

Telecommunication services 1.32%
Verizon Communications Inc.		27,850	1,287
Other securities			1,609
			2,896

Miscellaneous 0.56%
Other common stocks in initial period of acquisition			1,221

Total common stocks (cost: $123,595,000)			141,123

Convertible bonds 0.12%	Principal amount (000)
Consumer staples 0.12%
Other securities			265

Total convertible bonds (cost: $505,000)			265

Bonds, notes & other debt instruments 31.15%
Bonds & notes of governments & government agencies outside the U.S. 13.93%
Japanese Government 0.10%–2.30% 2018–2044[3]		¥649,960	5,772
Polish Government, Series 1020, 5.25% 2020	PLN	4,750	1,377
Polish Government 3.25%–5.75% 2017–2025		6,840	1,938
United Kingdom 1.75%–4.75% 2019–2046		£1,970	3,119
United Mexican States Government 2.00%–10.00% 2017–2040[3]	MXN	48,294	3,100
United Mexican States Government Global 4.60%–4.75% 2044–2046		$350	315
Other securities			14,927
			30,548

U.S. Treasury bonds & notes 8.17%
U.S. Treasury 6.51%
U.S. Treasury 1.50% 2020		1,500	1,488
U.S. Treasury 0.88%–4.38% 2016–2045		12,783	12,772
			14,260

U.S. Treasury inflation-protected securities 1.66%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2017–2045[3]		3,696	3,641

Total U.S. Treasury bonds & notes			17,901

American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds & notes 6.11%
Financials 2.03%
JPMorgan Chase & Co. 2.55%–3.25% 2020–2022		$103	$102
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)		135	147
Other securities			4,201
			4,450

Health care 0.81%
Humana Inc. 3.15% 2022		100	97
Medtronic, Inc. 3.50% 2025		225	228
Other securities			1,460
			1,785

Consumer staples 0.66%
Altria Group, Inc. 2.63%–4.75% 2020–2042		400	401
Coca-Cola Co. 1.80% 2016		85	86
Pernod Ricard SA 4.45% 2022[4]		150	156
Other securities			800
			1,443

Industrials 0.40%
General Electric Capital Corp. 2.30%–3.15% 2017–2022		215	218
Other securities			653
			871

Other 2.21%
Other securities			4,853

Total corporate bonds & notes			13,402

Mortgage-backed obligations 2.79%
Federal agency mortgage-backed obligations 1.51%
Government National Mortgage Assn. 3.50% 2046[5,6]		1,550	1,615
Government National Mortgage Assn. 4.00%–4.50% 2045[5]		675	724
Other securities			975
			3,314

Other mortgage-backed securities 1.08%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr	9,413	1,326
Other securities			1,054
			2,380

Commercial mortgage-backed securities 0.20%
Other securities			429

Total mortgage-backed obligations			6,123

Asset-backed obligations 0.15%
Other securities			322

Total bonds, notes & other debt instruments (cost: $71,693,000)			68,296

American Funds Insurance Series

Global Balanced Fund

Short-term securities 5.24%	Principal amount (000)	Value (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 1/4/2016	$3,100	$3,100
Liberty Street Funding Corp. 0.45% due 1/21/2016[4]	1,400	1,400
Mitsubishi UFJ Trust and Banking Corp. 0.32% due 1/26/2016[4]	2,700	2,699
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[4]	4,300	4,298

Total short-term securities (cost: $11,497,000)		11,497
Total investment securities 100.87% (cost: $207,290,000)		221,181
Other assets less liabilities (0.87)%		(1,917)

Net assets 100.00%		$219,264

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Global Balanced Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $11,737,000.

					Unrealized appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Euros	1/14/2016	UBS AG	€325	$344	$ 9
Euros	1/21/2016	HSBC Bank	€249	$275	(4)
Japanese yen	1/12/2016	Bank of New York Mellon	¥36,324	$300	2
Japanese yen	1/21/2016	UBS AG	¥45,688	$372	9
Japanese yen	1/22/2016	HSBC Bank	¥36,271	$300	2
Japanese yen	1/28/2016	UBS AG	¥58,364	$476	9
Japanese yen	1/29/2016	HSBC Bank	¥116,266	$948	20
Japanese yen	2/3/2016	Citibank	¥18,091	$150	1
Japanese yen	2/12/2016	HSBC Bank	¥22,250	$181	4
Japanese yen	2/18/2016	HSBC Bank	¥43,305	$356	4
					$ 56
Sales:
British pounds	1/13/2016	JPMorgan Chase	¥37,044	£200	13
British pounds	1/22/2016	HSBC Bank	$303	£200	9
British pounds	1/25/2016	Bank of America, N.A.	€138	£100	2
British pounds	1/29/2016	HSBC Bank	$886	£595	8
British pounds	1/29/2016	Bank of America, N.A.	C$416	£200	6
British pounds	1/29/2016	HSBC Bank	€138	£100	2
British pounds	1/29/2016	Citibank	$149	£100	1
Euros	1/8/2016	HSBC Bank	$360	€340	(10)
Euros	1/21/2016	HSBC Bank	¥46,521	€350	7
Euros	1/22/2016	Bank of America, N.A.	$318	€290	3
Indian rupees	1/19/2016	JPMorgan Chase	$152	INR10,200	(1)
Japanese yen	1/20/2016	JPMorgan Chase	$1,030	¥125,000	(11)
Japanese yen	1/21/2016	Bank of New York Mellon	$585	¥71,000	(6)
Malaysian ringgits	1/13/2016	UBS AG	$78	MYR330	1
Mexican pesos	1/14/2016	Bank of America, N.A.	$6	MXN100	— [7]
Mexican pesos	1/28/2016	Barclays Bank PLC	$298	MXN5,100	3
Norwegian kroner	1/25/2016	Bank of America, N.A.	$200	NKr1,736	4
Polish zloty	1/12/2016	Barclays Bank PLC	$314	PLN1,250	(4)
Polish zloty	1/12/2016	JPMorgan Chase	$367	PLN1,480	(10)
Polish zloty	1/21/2016	UBS AG	€689	PLN3,000	(15)
South African rand	1/12/2016	UBS AG	$136	ZAR1,975	8
South African rand	1/14/2016	Bank of America, N.A.	$75	ZAR1,150	1
South African rand	1/28/2016	JPMorgan Chase	$116	ZAR1,750	4
Swedish kronor	1/29/2016	HSBC Bank	€108	SKr1,000	(1)
Swedish kronor	1/29/2016	Citibank	$339	SKr2,900	(5)
Turkish lira	1/15/2016	Bank of America, N.A.	$67	TRY200	(1)
					$ 8
Forward currency contracts — net					$ 64

American Funds Insurance Series

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $68,155,000, which represented 31.08% of the net assets of the fund. This amount includes $67,674,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $12,402,000, which represented 5.66% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Amount less than one thousand.

Key to abbreviations and symbols

TBA = To-be-announced

C$ = Canadian dollars

DKr = Danish kroner

€ = Euros

GBP/£ = British pounds

INR = Indian rupees

¥ = Japanese yen

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PLN = Polish zloty

SKr = Swedish kronor

TRY = Turkish lira

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Bond Fund

Summary investment portfolio December 31, 2015

Bonds, notes & other debt instruments 92.95%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 38.15%
U.S. Treasury 31.79%
U.S. Treasury 0.75% 2017[1]	$44,279	$44,151
U.S. Treasury 8.75% 2017	50,000	55,322
U.S. Treasury 1.25% 2018	218,100	217,910
U.S. Treasury 1.375% 2018	87,750	88,158
U.S. Treasury 1.50% 2018	86,875	87,499
U.S. Treasury 1.50% 2019	74,375	74,681
U.S. Treasury 1.625% 2019	216,250	216,959
U.S. Treasury 1.625% 2019	152,625	153,222
U.S. Treasury 1.625% 2019	87,900	87,941
U.S. Treasury 1.125% 2020	67,300	65,815
U.S. Treasury 1.25% 2020	88,700	87,362
U.S. Treasury 1.25% 2020	44,425	43,715
U.S. Treasury 1.375% 2020	68,250	67,298
U.S. Treasury 8.75% 2020	40,000	52,419
U.S. Treasury 2.125% 2021	80,000	80,731
U.S. Treasury 2.00% 2022	450,000	447,678
U.S. Treasury 2.125% 2022	288,550	290,117
U.S. Treasury 1.75% 2023	47,000	45,805
U.S. Treasury 2.25% 2024	45,000	44,987
U.S. Treasury 2.75% 2024	40,050	41,732
U.S. Treasury 2.00% 2025	111,550	108,768
U.S. Treasury 2.125% 2025	92,650	91,412
U.S. Treasury 3.625% 2043	75,400	85,007
U.S. Treasury 2.875% 2045	65,200	63,387
U.S. Treasury 3.00% 2045	266,100	265,552
U.S. Treasury 0.63%–6.13% 2016–2027[1]	238,748	247,905
		3,155,533

U.S. Treasury inflation-protected securities 6.36%
U.S. Treasury Inflation-Protected Security 0.625% 2021[2]	162,512	163,733
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	68,334	65,260
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	306,699	297,097
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	41,280	42,059
U.S. Treasury Inflation-Protected Securities 0.13%–2.00% 2023–2045[2]	70,029	62,701
		630,850

Total U.S. Treasury bonds & notes		3,786,383

Corporate bonds & notes 30.05%
Financials 7.60%
Other securities		753,772

Health care 6.48%
Other securities		642,617

Energy 3.38%
Chevron Corp. 2.355% 2022	5,000	4,782
Chevron Corp. 2.411% 2022	3,630	3,538
Other securities		327,563
		335,883

Consumer discretionary 3.09%
Other securities		306,682

Utilities 2.94%
Other securities		291,609

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Consumer staples 2.54%
Other securities		$252,337

Telecommunication services 1.48%
Other securities		147,056

Industrials 1.15%
Other securities		113,600

Other 1.39%
Other securities		138,813

Total corporate bonds & notes		2,982,369

Mortgage-backed obligations 19.06%
Federal agency mortgage-backed obligations 15.35%
Fannie Mae 3.00% 2046[3,4]	$369,430	398,322
Fannie Mae 3.50% 2046[3,4]	140,000	144,406
Fannie Mae 1.89%–9.39% 2023–2042[3,5]	35,883	39,869
Freddie Mac 4.00% 2046[3,4]	400,000	421,670
Freddie Mac 3.00% 2035[3]	71,705	73,237
Freddie Mac 0%–5.50% 2033–2041[3]	8,779	9,515
Government National Mortgage Assn. 3.50% 2045[3]	74,284	77,549
Government National Mortgage Assn. 4.00% 2045[3]	91,641	97,476
Government National Mortgage Assn. 4.50% 2045[3]	50,231	54,080
Government National Mortgage Assn. 4.50% 2045[3]	38,477	41,414
Government National Mortgage Assn. 4.00% 2046[3,4]	65,460	69,503
Government National Mortgage Assn. 4.00%–4.50% 2040–2045[3]	89,897	96,799
		1,523,840

Commercial mortgage-backed securities 2.90%
Other securities		288,009

Other mortgage-backed securities 0.81%
Freddie Mac 2.37%–3.53% 2021–2025[3,5]	40,105	40,692
Other securities		39,348
		80,040

Total mortgage-backed obligations		1,891,889

Bonds & notes of governments & government agencies outside the U.S. 2.54%
Japanese Government, Series 19, 0.10% 2024[2]	¥4,804,800	42,354
Other securities		209,669
		252,023

Federal agency bonds & notes 1.13%
Fannie Mae 2.625% 2024	$12,910	13,057
Freddie Mac 1.25% 2019	44,500	43,871
Other securities		55,654
		112,582

Asset-backed obligations 1.02%
Other securities		100,900

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 1.00%
Other securities		$98,750

Total bonds, notes & other debt instruments (cost: $9,302,809,000)		9,224,896

Preferred securities 0.01%	Shares
Financials 0.01%
Other securities		658

Total preferred securities (cost: $620,000)		658

Common stocks 0.01%
Consumer discretionary 0.00%
Other securities		—

Miscellaneous 0.01%
Other common stocks in initial period of acquisition		1,425

Total common stocks (cost: $3,199,000)		1,425

Short-term securities 14.66%	Principal amount (000)
Apple Inc. 0.15%–0.20% due 1/20/2016–1/21/2016[6]	$73,800	73,786
Caterpillar Financial Services Corp. 0.46% due 2/19/2016	50,000	49,973
Chariot Funding, LLC 0.42% due 1/12/2016[6]	54,600	54,592
Chevron Corp. 0.19%–0.25% due 1/12/2016–2/5/2016[6]	101,700	101,677
Federal Home Loan Bank 0.10%–0.52% due 1/6/2016–5/20/2016	572,720	572,543
Freddie Mac 0.16%–0.51% due 1/4/2016–4/25/2016	243,800	243,692
John Deere Capital Corp. 0.32% due 1/14/2016[6]	20,000	19,998
John Deere Financial Inc. 0.18% due 1/14/2016[6]	50,000	49,995
Johnson & Johnson 0.30% due 1/5/2016[6]	45,500	45,499
Pfizer Inc 0.31%–0.42% due 2/22/2016–3/14/2016[6]	50,700	50,671
Wells Fargo Bank, N.A. 0.69%–0.70% due 6/1/2016–6/7/2016	75,000	75,119
Other securities		117,592

Total short-term securities (cost: $1,454,922,000)		1,455,137
Total investment securities 107.63% (cost: $10,761,550,000)		10,682,116
Other assets less liabilities (7.63)%		(757,217)

Net assets 100.00%		$9,924,899

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,082,000, which represented .01% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,224,000, which represented .12% of the net assets of the fund.

American Funds Insurance Series

Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $219,115,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
British pounds	1/28/2016	UBS AG	$8,890	£5,965	$ 96
Danish kroner	1/29/2016	HSBC Bank	$38,713	DKr266,000	(55)
Euros	1/25/2016	JPMorgan Chase	$12,028	€10,985	82
Euros	1/29/2016	HSBC Bank	$10,920	€10,060	(21)
Euros	1/29/2016	HSBC Bank	$22,291	€20,600	(112)
Indian rupees	1/19/2016	JPMorgan Chase	$19,470	INR1,304,000	(179)
Japanese yen	1/15/2016	UBS AG	$40,188	¥4,930,000	(843)
					$(1,032)

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $5,951,561,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.684%	10/19/2017	$465,000	$3,464
Pay	LCH	3-month USD-LIBOR	0.765	10/27/2017	27,500	169
Pay	LCH	3-month USD-LIBOR	1.109	12/24/2017	400,000	436
Receive	LCH	3-month USD-LIBOR	1.145	9/10/2018	100,000	(507)
Pay	LCH	3-month USD-LIBOR	0.9305	10/16/2018	311,000	3,667
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	112,000	497
Receive	LCH	3-month USD-LIBOR	1.6915	6/3/2020	1,600	4
Receive	LCH	3-month USD-LIBOR	1.802	6/9/2020	244,700	1,686
Receive	LCH	3-month USD-LIBOR	1.793	6/26/2020	120,000	728
Receive	LCH	3-month USD-LIBOR	1.8135	6/26/2020	47,900	333
Pay	LCH	3-month USD-LIBOR	1.772	7/20/2020	1,320	(7)
Pay	LCH	3-month USD-LIBOR	1.752	8/3/2020	495	(2)
Receive	LCH	3-month USD-LIBOR	1.628	8/24/2020	7,000	(13)
Receive	LCH	3-month USD-LIBOR	1.566	8/27/2020	100,000	(474)
Receive	LCH	3-month USD-LIBOR	1.556	8/27/2020	100,000	(519)
Receive	LCH	3-month USD-LIBOR	1.598	8/28/2020	100,000	(330)
Pay	LCH	3-month USD-LIBOR	1.607	9/4/2020	6,000	18
Pay	LCH	3-month USD-LIBOR	1.45	10/13/2020	1,500	17
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2020	225,000	(571)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	120,000	83
Pay	LCH	3-month USD-LIBOR	2.1305	7/17/2022	100,000	(1,452)
Receive	LCH	3-month USD-LIBOR	1.9375	12/18/2022	150,000	(40)
Pay	LCH	3-month USD-LIBOR	2.805	3/21/2024	1,100	(64)
Pay	LCH	3-month USD-LIBOR	2.701	6/9/2024	60,000	(2,994)
Pay	LCH	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(77)
Pay	LCH	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(54)
Pay	LCH	3-month USD-LIBOR	2.54	10/3/2024	400	(15)
Pay	LCH	6-month EURIBOR	0.9852	10/17/2024	€25,000	(298)
Pay	LCH	3-month USD-LIBOR	2.342	10/21/2024	$290	(6)
Pay	LCH	3-month USD-LIBOR	2.326	10/22/2024	800	(15)
Pay	LCH	3-month USD-LIBOR	2.372	10/24/2024	1,150	(26)

American Funds Insurance Series

Bond Fund

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.438%	11/19/2024	$2,750	$(77)
Pay	LCH	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(678)
Pay	LCH	3-month USD-LIBOR	2.4295	11/25/2024	800	(22)
Pay	LCH	3-month USD-LIBOR	2.353	12/8/2024	700	(14)
Pay	LCH	3-month USD-LIBOR	2.2845	12/12/2024	330	(5)
Pay	LCH	3-month USD-LIBOR	1.8185	1/20/2025	900	23
Pay	LCH	3-month USD-LIBOR	1.9365	1/22/2025	1,500	23
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥4,800,000	(579)
Pay	LCH	3-month USD-LIBOR	2.192	3/18/2025	$1,850	(10)
Pay	LCH	3-month USD-LIBOR	2.0475	3/23/2025	450	3
Pay	LCH	3-month USD-LIBOR	2.3175	5/8/2025	1,500	(24)
Pay	LCH	3-month USD-LIBOR	2.339	5/13/2025	375	(7)
Pay	LCH	3-month USD-LIBOR	2.351	5/15/2025	590	(11)
Pay	LCH	3-month USD-LIBOR	2.287	5/20/2025	500	(7)
Pay	LCH	3-month USD-LIBOR	2.227	5/28/2025	260	(2)
Pay	LCH	3-month USD-LIBOR	2.2125	5/29/2025	465	(3)
Pay	LCH	3-month USD-LIBOR	2.2185	6/1/2025	1,150	(8)
Pay	LCH	3-month USD-LIBOR	2.451	6/5/2025	650	(18)
Pay	LCH	3-month USD-LIBOR	2.486	6/9/2025	1,200	(36)
Pay	LCH	3-month USD-LIBOR	2.46	6/10/2025	2,536	(71)
Pay	LCH	3-month USD-LIBOR	2.455	6/24/2025	235	(6)
Pay	LCH	3-month USD-LIBOR	2.428	7/2/2025	4,500	(111)
Pay	LCH	3-month USD-LIBOR	2.397	7/13/2025	900	(20)
Pay	LCH	3-month USD-LIBOR	2.535	7/15/2025	800	(27)
Pay	LCH	3-month USD-LIBOR	2.4615	7/22/2025	1,300	(36)
Pay	LCH	3-month USD-LIBOR	2.312	7/29/2025	1,000	(14)
Pay	LCH	3-month USD-LIBOR	2.331	7/30/2025	435	(7)
Pay	LCH	3-month USD-LIBOR	2.3715	7/31/2025	7,500	(148)
Pay	LCH	3-month USD-LIBOR	2.2135	9/4/2025	5,000	(25)
Pay	LCH	3-month USD-LIBOR	2.228	9/4/2025	13,000	(83)
Pay	LCH	3-month USD-LIBOR	2.2365	9/14/2025	4,000	(28)
Pay	LCH	3-month USD-LIBOR	2.186	9/22/2025	38,000	(80)
Receive	LCH	3-month USD-LIBOR	3.0865	8/18/2034	2,250	203
Receive	LCH	3-month USD-LIBOR	2.913	11/24/2034	10,000	634
Receive	LCH	3-month USD-LIBOR	2.844	6/11/2035	3,250	170
Receive	LCH	3-month USD-LIBOR	2.9535	6/30/2035	2,500	174
Receive	LCH	3-month USD-LIBOR	2.773	7/13/2035	500	20
Receive	LCH	3-month USD-LIBOR	2.589	9/4/2035	3,100	33
Pay	LCH	3-month USD-LIBOR	3.132	10/8/2044	200	(22)
Pay	LCH	3-month USD-LIBOR	3.046	10/10/2044	700	(65)
Pay	LCH	3-month USD-LIBOR	3.0745	11/10/2044	250	(25)
Pay	LCH	3-month USD-LIBOR	3.086	11/10/2044	525	(53)
Pay	LCH	3-month USD-LIBOR	3.061	11/12/2044	200	(19)
Pay	LCH	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(94)
Pay	LCH	3-month USD-LIBOR	2.925	12/3/2044	1,230	(82)
Pay	LCH	3-month USD-LIBOR	2.6695	12/19/2044	200	(2)
Pay	LCH	3-month USD-LIBOR	2.5755	3/5/2045	1,470	12
Receive	LCH	3-month USD-LIBOR	2.377	4/29/2045	1,910	(97)
Pay	LCH	3-month USD-LIBOR	2.6765	5/7/2045	430	(6)
Pay	LCH	3-month USD-LIBOR	2.757	5/8/2045	1,500	(46)
Pay	LCH	3-month USD-LIBOR	2.82049	7/10/2045	43,000	(1,910)
Pay	LCH	3-month USD-LIBOR	2.864	7/13/2045	1,300	(70)
Pay	LCH	3-month USD-LIBOR	2.6815	9/4/2045	2,000	(29)
Pay	LCH	3-month USD-LIBOR	2.5105	10/30/2045	22,000	501
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	51,200	1,012
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	3,800	68
						$1,837

American Funds Insurance Series

Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $24,705,000, which represented .25% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,222,335,000, which represented 12.32% of the net assets of the fund.

Key to abbreviations and symbols

LCH = LCH.Clearnet

TBA = To-be-announced

DKr = Danish kroner

€ = Euros

£ = British pounds

INR = Indian rupees

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Global Bond Fund

Summary investment portfolio December 31, 2015

Bonds, notes & other debt instruments 96.67%	Principal amount (000)		Value (000)
Euros 13.22%
German Government 0.10% 2023[1]		€11,117	$12,667
German Government 2.50% 2046		16,550	22,459
German Government 0.50%–6.25% 2025–2044		12,900	16,687
Hungarian Government 3.88%–6.00% 2018–2020		12,495	15,401
Irish Government 3.90% 2023		13,150	17,495
Irish Government 3.40% 2024		11,810	15,287
Irish Government 2.00%–4.50% 2020–2045		18,490	22,504
Italian Government 4.50% 2024		16,050	21,676
Italian Government 2.15%–4.75% 2021–2030		16,200	20,496
Spanish Government 5.40% 2023		9,625	13,394
Spanish Government 5.15% 2028		3,800	5,505
Spanish Government 5.15% 2044		9,375	14,474
Other securities			98,881
			296,926

Japanese yen 7.12%
Japanese Government, Series 326, 0.70% 2022		¥1,935,000	16,813
Japanese Government, Series 325, 0.80% 2022		1,670,000	14,592
Japanese Government, Series 327, 0.80% 2022		1,645,000	14,388
Japanese Government, Series 329, 0.80% 2023		1,735,000	15,195
Japanese Government, Series 19, 0.10% 2024[1]		2,677,675	23,603
Japanese Government, Series 18, 0.10% 2024[1]		2,299,815	20,206
Japanese Government, Series 116, 2.20% 2030		1,735,000	17,685
Japanese Government 0.10%–2.30% 2016–2044		4,028,000	37,400
			159,882

Danish kroner 4.27%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[2]	DKr	267,401	37,654
Nykredit Realkredit AS, Series 01E, 2.50% 2037[2]		92,690	13,434
Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]		18,961	2,648
Realkredit Danmark AS, Series 22S, 2.00% 2037[2]		196,199	27,535
Realkredit Danmark AS, Series 22S, 2.50% 2037[2]		20,015	2,903
Other securities			11,758
			95,932

Mexican pesos 4.06%
United Mexican States Government, Series M, 6.50% 2021	MXN	368,800	22,245
United Mexican States Government, Series M20, 10.00% 2024		209,500	15,333
United Mexican States Government 4.50% 2025[1]		199,264	12,735
United Mexican States Government 2.00%–10.00% 2016–2042[1]		672,872	40,918
			91,231

Hungarian forints 3.37%
Hungarian Government, Series 19/A, 6.50% 2019	HUF	4,898,830	19,158
Hungarian Government, Series 20/A, 7.50% 2020		9,851,590	41,314
Hungarian Government 3.50%–7.00% 2020–2025		3,906,220	15,216
			75,688

Polish zloty 3.19%
Polish Government, Series 1017, 5.25% 2017	PLN	96,322	26,129
Polish Government, Series 0922, 5.75% 2022		46,600	14,129
Polish Government 3.25%–5.75% 2020–2025		110,720	31,452
			71,710

British pounds 2.68%
United Kingdom 2.25% 2023		£15,045	22,963
United Kingdom 1.00%–3.25% 2017–2044		18,655	29,162
Other securities			8,021
			60,146

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)		Value (000)
Indian rupees 2.33%
India (Republic of) 7.28% 2019	INR	836,000	$12,572
India (Republic of) 8.83% 2023		1,284,200	20,397
India (Republic of) 8.60% 2028		833,700	13,141
India (Republic of) 9.20% 2030		371,900	6,153
			52,263

Malaysian ringgits 1.26%
Malaysian Government, Series 0315, 3.659% 2020	MYR	79,000	18,565
Malaysian Government, Series 0310, 4.498% 2030		42,250	9,751
			28,316

U.S. dollars 52.82%
Freddie Mac 0%–2.50% 2016–2037[2]		$4,115	4,095
Government National Mortgage Assn. 4.00% 2045[2]		15,122	16,085
Government National Mortgage Assn. 3.50% 2046[2,3]		34,700	36,164
Government National Mortgage Assn. 2.50%–4.50% 2027–2045[2]		12,269	13,082
Hungarian Government 4.00%–7.63% 2018–2041		15,454	17,727
Slovenia (Republic of) 4.75%–5.85% 2018–2024[4]		22,520	25,347
U.S. Treasury 0.875% 2017		12,400	12,376
U.S. Treasury 1.50% 2018		24,825	25,003
U.S. Treasury 1.00% 2019		16,875	16,603
U.S. Treasury 1.625% 2019[5]		26,200	26,328
U.S. Treasury 1.625% 2019		17,094	17,150
U.S. Treasury 1.625% 2019		16,425	16,538
U.S. Treasury 1.125% 2020		26,100	25,524
U.S. Treasury 1.25% 2020		25,850	25,460
U.S. Treasury 1.375% 2020		30,325	29,902
U.S. Treasury 1.375% 2020		12,450	12,255
U.S. Treasury 2.50% 2024		14,600	14,923
U.S. Treasury 3.00% 2045		72,100	71,951
U.S. Treasury 0.63%–5.13% 2016–2045		113,715	113,355
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		39,474	39,058
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]		18,828	17,981
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]		20,861	20,208
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2020–2045[1]		18,112	17,973
United Mexican States Government Global 4.75% 2044		3,200	2,923
Other securities			568,021
			1,186,032

Other 2.35%
Other securities			52,719

Total bonds, notes & other debt instruments (cost: $2,291,068,000)			2,170,845

Convertible stocks 0.01%		Shares
U.S. dollars 0.01%
Other securities			222

Total convertible stocks (cost: $386,000)			222

Common stocks 0.05%
U.S. dollars 0.01%
Other securities			194

Miscellaneous 0.04%
Other common stocks in initial period of acquisition			921

Total common stocks (cost: $3,388,000)			1,115

American Funds Insurance Series

Global Bond Fund

Short-term securities 3.78%	Principal amount (000)	Value (000)
Freddie Mac 0.21%–0.51% due 1/4/2016–4/26/2016	$28,500	$28,477
General Electric Co. 0.15% due 1/4/2016	22,300	22,300
Mitsubishi UFJ Trust and Banking Corp. 0.29% due 1/11/2016[4]	12,200	12,199
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[4]	21,800	21,792

Total short-term securities (cost: $84,752,000)		84,768
Total investment securities 100.51% (cost: $2,379,594,000)		2,256,950
Other assets less liabilities (0.51)%		(11,399)

Net assets 100.00%		$2,245,551

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures, was $834,000, which represented .04% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $222,000, an aggregate cost of $386,000, and which represented .01% of the net assets of the fund) were acquired from 3/10/2010 to 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,083,000, which represented .27% of the net assets of the fund.

American Funds Insurance Series

Global Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $452,127,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Euros	1/6/2016	JPMorgan Chase	€13,589	$14,364	$ 406
Euros	1/14/2016	UBS AG	€17,250	$18,259	494
Euros	1/21/2016	HSBC Bank	€6,366	$7,033	(111)
Japanese yen	1/12/2016	Citibank	¥3,616,690	$29,502	597
Japanese yen	1/12/2016	Citibank	¥2,715,536	$22,216	383
Japanese yen	1/12/2016	UBS AG	¥786,896	$6,500	49
Japanese yen	1/21/2016	UBS AG	¥1,008,354	$8,199	194
Japanese yen	1/22/2016	HSBC Bank	¥1,653,392	$13,638	125
Japanese yen	1/22/2016	HSBC Bank	¥846,335	$7,000	45
Japanese yen	1/29/2016	HSBC Bank	¥1,458,912	$11,900	245
Japanese yen	2/3/2016	Citibank	¥422,118	$3,500	14
Japanese yen	2/12/2016	HSBC Bank	¥1,310,000	$10,679	230
					$2,671
Sales:
Australian dollars	1/21/2016	Citibank	$362	A$500	(2)
Australian dollars	1/21/2016	UBS AG	$4,113	A$5,790	(101)
British pounds	1/13/2016	JPMorgan Chase	¥703,836	£3,800	255
British pounds	1/22/2016	HSBC Bank	C$4,026	£1,950	35
British pounds	1/25/2016	Bank of America, N.A.	€3,442	£2,500	57
British pounds	1/28/2016	UBS AG	$2,906	£1,950	31
British pounds	1/29/2016	Citibank	$11,884	£7,975	126
British pounds	1/29/2016	HSBC Bank	$11,884	£7,975	126
British pounds	1/29/2016	HSBC Bank	€4,814	£3,500	75
British pounds	1/29/2016	JPMorgan Chase	C$4,004	£1,925	55
Colombian pesos	1/12/2016	JPMorgan Chase	$2,617	COP8,700,000	(120)
Danish kroner	1/25/2016	JPMorgan Chase	€43,564	DKr325,000	11
Euros	1/8/2016	HSBC Bank	$4,548	€4,300	(126)
Euros	1/21/2016	HSBC Bank	¥1,076,215	€8,100	151
Euros	1/22/2016	Bank of America, N.A.	$7,184	€6,550	62
Hungarian forints	1/15/2016	UBS AG	€6,349	HUF2,014,400	(37)
Hungarian forints	1/15/2016	HSBC Bank	€51,253	HUF16,200,000	(89)
Hungarian forints	1/29/2016	HSBC Bank	€3,153	HUF1,000,000	(14)
Indian rupees	1/19/2016	JPMorgan Chase	$3,777	INR253,000	(35)
Indian rupees	1/22/2016	UBS AG	$5,786	INR385,000	(13)
Malaysian ringgits	1/13/2016	UBS AG	$2,676	MYR11,300	47
Mexican pesos	1/14/2016	Bank of America, N.A.	$90	MXN1,500	3
Mexican pesos	1/28/2016	Barclays Bank PLC	$7,249	MXN124,100	63
Norwegian kroner	1/25/2016	Bank of America, N.A.	$2,957	NKr25,613	64
Polish zloty	1/12/2016	Barclays Bank PLC	$5,885	PLN23,400	(79)
Polish zloty	1/12/2016	JPMorgan Chase	$5,885	PLN23,720	(160)
Polish zloty	1/15/2016	Citibank	€10,152	PLN44,200	(227)
Polish zloty	1/21/2016	UBS AG	€12,724	PLN55,400	(281)
South African rand	1/12/2016	UBS AG	$1,670	ZAR24,300	102
South African rand	1/14/2016	Bank of America, N.A.	$1,249	ZAR19,100	18
South African rand	1/28/2016	JPMorgan Chase	$2,324	ZAR35,000	73
Swedish kronor	1/21/2016	Citibank	$4,530	SKr38,340	(15)
Swedish kronor	1/29/2016	HSBC Bank	€2,913	SKr27,000	(33)
Turkish lira	1/15/2016	Bank of America, N.A.	$1,373	TRY4,100	(27)
					$ (5)
Forward currency contracts — net					$2,666

American Funds Insurance Series

Global Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $99,315,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.987%	11/10/2017	$7,000	$16
Pay	LCH	3-month USD-LIBOR	0.9887	11/25/2017	7,000	18
Receive	LCH	3-month USD-LIBOR	1.572	9/16/2020	10,000	(50)
Pay	LCH	6-month JPY-LIBOR	0.5725	3/5/2025	¥2,850,000	(430)
Pay	LCH	3-month USD-LIBOR	2.222	11/10/2025	$6,000	(29)
Pay	LCH	3-month USD-LIBOR	2.555	10/22/2045	10,000	134
Receive	LCH	6-month EURIBOR	1.5093	10/26/2045	€5,000	(139)
Pay	LCH	3-month USD-LIBOR	2.562	11/4/2045	$4,000	48
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	17,400	344
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	1,100	20
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	10,000	133
						$65

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $207,741,000, which represented 9.25% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,412,000, which represented .29% of the net assets of the fund.

Key to abbreviations

LCH = LCH.Clearnet
TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio December 31, 2015

Bonds, notes & other debt instruments 85.50%	Principal amount (000)	Value (000)
Corporate bonds & notes 84.08%
Telecommunication services 13.64%
Altice Financing SA 6.625% 2023[1]	$2,335	$2,312
Altice Finco SA 6.50%–9.88% 2020–2025[1]	2,100	2,131
Altice Finco SA, First Lien, 7.75% 2022[1]	1,400	1,267
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,384
Digicel Group Ltd. 8.25% 2020[1]	17,300	14,359
Digicel Group Ltd. 6.00%–7.13% 2021–2022[1]	10,400	8,514
Frontier Communications Corp. 11.00% 2025[1]	11,280	11,195
Frontier Communications Corp. 6.25%–10.50% 2018–2022[1]	20,730	20,776
Intelsat Jackson Holding Co. 6.625% 2022	15,875	10,200
Intelsat Jackson Holding Co. 7.25% 2019–2020	10,200	9,172
Intelsat Luxembourg Holding Co. 6.75% 2018	5,820	4,365
LightSquared, Term Loan, 9.75% 2020[2,3,4]	28,389	26,402
MetroPCS Wireless, Inc. 6.25% 2021	13,925	14,412
MetroPCS Wireless, Inc. 6.625% 2023	3,950	4,039
Neptune Finco Corp. (Altice NV) 6.63%–10.13% 2023–2025[1]	775	809
Numericable Group SA 4.875% 2019[1]	19,075	18,956
Numericable Group SA 6.00% 2022[1]	1,290	1,255
Sprint Nextel Corp. 7.00% 2020	18,030	13,973
Sprint Nextel Corp. 6.88%–11.50% 2017–2028	13,250	10,629
T-Mobile US, Inc. 6.38%–6.73% 2020–2026	11,429	11,799
Trilogy International Partners, LLC 10.25% 2016[1]	12,675	12,406
Wind Acquisition SA 4.75% 2020[1]	6,575	6,526
Wind Acquisition SA 7.375% 2021[1]	21,025	19,921
Other securities		18,108
		244,910

Health care 13.64%
Centene Corp. 4.75% 2022	8,665	8,427
DJO Finco Inc. 8.125% 2021[1]	13,750	12,237
inVentiv Health Inc. 12.00% 2018[1,5]	19,523	17,722
inVentiv Health Inc. 9.00%–10.00% 2018[1]	19,772	19,564
Kinetic Concepts, Inc. 10.50% 2018	23,420	22,893
Kinetic Concepts, Inc. 12.50% 2019	14,035	12,807
Tenet Healthcare Corp. 4.38%–6.75% 2021–2023	4,985	4,674
Tenet Healthcare Corp., First Lien 4.50%–6.00% 2020–2021	17,470	17,751
Valeant Pharmaceuticals International Inc. 7.00% 2020[1]	345	346
Valeant Pharmaceuticals International, Inc., Term Loan BF-1, 4.00% 2022[2,3,4]	399	385
VPI Escrow Corp. 6.75% 2018[1]	8,275	8,242
VPI Escrow Corp. 6.375% 2020[1]	10,070	9,768
VPI Escrow Corp. 7.50% 2021[1]	500	501
VRX Escrow Corp. 6.125% 2025[1]	10,700	9,576
VRX Escrow Corp. 5.38%–5.88% 2020–2023[1]	7,220	6,727
Other securities		93,197
		244,817

Consumer discretionary 12.68%
Boyd Gaming Corp. 9.00% 2020	8,600	9,159
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	12,740	12,804
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	21,345	20,945
DISH DBS Corp. 4.25% 2018	8,975	9,020
Wynn Macau, Ltd. 5.25% 2021[1]	9,300	8,230
Other securities		167,384
		227,542

Industrials 11.75%
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	22,080	15,346
Builders Firstsource 7.625% 2021[1]	12,595	13,319
Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	11,440
DAE Aviation Holdings, Inc. 10.00% 2023[1]	8,495	8,474

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Industrials (continued)
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	$11,350	$9,945
Ply Gem Industries, Inc. 6.50% 2022	9,025	8,292
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	12,220	8,859
Other securities		135,178
		210,853

Energy 9.73%
NGPL PipeCo LLC 9.625% 2019[1]	15,075	14,170
NGPL PipeCo LLC 7.12%–7.77% 2017–2037[1]	10,940	9,753
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	1,637	1,551
Sabine Pass Liquefaction, LLC 5.63%–5.75% 2021–2025[1]	22,090	19,487
Other securities		129,801
		174,762

Materials 9.51%
ArcelorMittal 7.75% 2041	16,855	11,482
ArcelorMittal 6.13%–10.85% 2018–2025	8,610	7,045
First Quantum Minerals Ltd. 6.75% 2020[1]	19,643	12,768
First Quantum Minerals Ltd. 7.00% 2021[1]	17,193	10,875
First Quantum Minerals Ltd. 7.25% 2022[1]	3,025	1,906
FMG Resources 9.75% 2022[1]	22,925	21,091
JMC Steel Group Inc. 8.25% 2018[1]	16,400	10,947
Reynolds Group Holdings, Ltd. 6.00% 2017[1]	675	656
Reynolds Group Inc. 5.75% 2020	25,195	25,691
Reynolds Group Inc. 6.88%–9.88% 2019–2021	2,288	2,318
Other securities		65,950
		170,729

Financials 6.83%
CIT Group Inc. 3.875% 2019	13,340	13,307
iStar Financial Inc. 4.00%–9.00% 2017–2019	19,505	19,281
Realogy Corp. 4.50% 2019[1]	8,975	9,255
Other securities		80,716
		122,559

Information technology 4.18%
First Data Corp. 7.00% 2023[1]	20,925	20,977
First Data Corp. 5.38%–8.75% 2022–2024[1,5]	6,652	6,692
Freescale Semiconductor, Inc. 5.00% 2021[1]	8,250	8,477
Freescale Semiconductor, Inc. 6.00% 2022[1]	13,550	14,227
NXP BV and NXP Funding LLC 4.125% 2020[1]	1,000	1,002
NXP BV and NXP Funding LLC, Term Loan B, 3.75% 2020[2,3,4]	1,950	1,944
Other securities		21,775
		75,094

Utilities 1.38%
Other securities		24,764

Consumer staples 0.74%
Other securities		13,354

Total corporate bonds & notes		1,509,384

Asset-backed obligations 0.17%
Other securities		2,983

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Other bonds & notes 1.25%
U.S. Treasury 1.375% 2020[6]	$10,000	$9,874
Other securities		12,626
		22,500

Total bonds, notes & other debt instruments (cost: $1,773,651,000)		1,534,867

Convertible bonds 0.36%
Energy 0.01%
Other securities		93

Miscellaneous 0.35%
Other convertible bonds in initial period of acquisition		6,374

Total convertible bonds (cost: $9,395,000)		6,467

Convertible stocks 0.61%	Shares
Other 0.53%
Other securities		9,513

Miscellaneous 0.08%
Other convertible stocks in initial period of acquisition		1,518

Total convertible stocks (cost: $15,694,000)		11,031

Common stocks 1.27%
Consumer discretionary 0.48%
Cooper-Standard Holdings Inc.[7]	110,446	8,570
Other securities		—
		8,570

Other 0.23%
Other securities		4,045

Miscellaneous 0.56%
Other common stocks in initial period of acquisition		10,117

Total common stocks (cost: $39,812,000)		22,737

Short-term securities 10.09%	Principal amount (000)
Abbott Laboratories 0.14% due 1/12/2016[1]	$20,000	19,999
Chevron Corp. 0.18% due 1/27/2016[1]	19,600	19,595
Federal Home Loan Bank 0.11%–0.34% due 1/13/2016–2/10/2016	65,300	65,295
Freddie Mac 0.45% due 4/11/2016	27,800	27,780
John Deere Financial Ltd. 0.40% due 1/21/2016[1]	15,000	14,997
Paccar Financial Corp. 0.18% due 1/27/2016	15,100	15,096
Regents of the University of California 0.16% due 1/12/2016	10,000	9,999
Other securities		8,396

Total short-term securities (cost: $181,141,000)		181,157
Total investment securities 97.83% (cost: $2,019,693,000)		1,756,259
Other assets less liabilities 2.17%		38,973

Net assets 100.00%		$1,795,232

American Funds Insurance Series

High-Income Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $21,562,000, which represented 1.20% of the net assets of the fund. Some of these securities in “Other securities” (with an aggregate value of $3,988,000, a cost of $7,069,000, and which represented .22% of the net assets of the fund) were acquired from 3/10/2010-8/22/2014 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $4,948,000.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Mexican pesos	1/8/2016	JPMorgan Chase	$485	MXN8,063	$18
Mexican pesos	1/8/2016	Citibank	$121	MXN2,000	4
South African rand	1/29/2016	Bank of America, N.A.	$864	ZAR13,200	15
					$37

American Funds Insurance Series

High-Income Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $31,519,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	1.2215%	5/8/2018	$4,500	$3
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.39	9/12/2025	MXN57,000	(9)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.52	9/12/2025	57,000	(43)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.5	9/12/2025	118,000	(77)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.435	9/15/2025	91,000	(32)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.485	9/16/2025	30,000	(17)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.495	9/17/2025	52,000	(32)
Pay	LCH	3-month USD-LIBOR	2.7575	5/22/2045	$750	(23)
Pay	LCH	3-month USD-LIBOR	2.883	6/22/2045	750	(44)
						$(274)

Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $19,108,000.

Centrally cleared credit default swaps on credit indices — sell protection

Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized appreciation at 12/31/2015 (000)
NA HY Series 25	ICE	5.00%	12/20/2020	$85,000	$850	$144	$706

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $823,972,000, which represented 45.90% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $77,311,000, which represented 4.31% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,440,000, which represented .36% of the net assets of the fund.
[7]	Security did not produce income during the last 12 months.

Key to abbreviations

CME = CME Group Inc.

ICE = Intercontinental Exchange, Inc.

LCH = LCH.Clearnet

MXN = Mexican pesos

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Mortgage Fund

Summary investment portfolio December 31, 2015

Bonds, notes & other debt instruments 95.66%	Principal amount (000)	Value (000)
Mortgage-backed obligations 60.95%
Federal agency mortgage-backed obligations 54.60%
Fannie Mae 3.50% 2035[1]	$22,420	$23,375
Fannie Mae 5.00% 2036[1]	329	357
Freddie Mac 5.00% 2034[1]	2,399	2,655
Government National Mortgage Assn. 5.50% 2040[1]	3,674	4,119
Government National Mortgage Assn. 5.00% 2041[1]	2,132	2,312
Government National Mortgage Assn. 3.50% 2043[1]	2,701	2,824
Government National Mortgage Assn. 3.50% 2043[1]	2,669	2,803
Government National Mortgage Assn. 3.50% 2043[1]	2,039	2,141
Government National Mortgage Assn. 3.50% 2043[1]	1,942	2,030
Government National Mortgage Assn. 4.25% 2044[1]	2,236	2,417
Government National Mortgage Assn. 4.00% 2045[1]	42,497	45,254
Government National Mortgage Assn. 4.50% 2045[1]	10,141	10,918
Government National Mortgage Assn. 4.50% 2045[1]	1,950	2,099
Government National Mortgage Assn. 4.00% 2046[1,2]	58,467	62,078
Government National Mortgage Assn. 3.50%–6.50% 2034–2044[1]	13,688	14,481
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,258	5,459
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,247	1,317
Other securities		174
		186,813

Commercial mortgage-backed securities 4.53%
Other securities		15,520

Federal agency bonds & notes 1.82%
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	4,916
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,301
		6,217

Total mortgage-backed obligations		208,550

U.S. Treasury bonds & notes 13.01%
U.S. Treasury inflation-protected securities 10.78%
U.S. Treasury Inflation-Protected Security 0.125% 2016[4]	2,694	2,683
U.S. Treasury Inflation-Protected Security 0.125% 2020[4]	2,539	2,509
U.S. Treasury Inflation-Protected Security 0.375% 2025[4,5]	10,230	9,910
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	3,785	4,307
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	9,669	9,852
U.S. Treasury Inflation-Protected Security 0.75% 2045[4]	7,281	6,358
U.S. Treasury Inflation-Protected Securities 0.13%–0.75% 2024–2042[4]	1,365	1,272
		36,891

U.S. Treasury 2.23%
U.S. Treasury 3.00% 2045	4,000	3,992
U.S. Treasury 1.63%–2.88% 2020–2045[5]	3,700	3,634
		7,626

Total U.S. Treasury bonds & notes		44,517

Asset-backed obligations 11.77%
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	2,000	2,000
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.611% 2023[1,3,6]	2,000	1,993
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.012% 2020[1,3,6,7]	2,000	1,998
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,6]	6,379	6,327
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.644% 2023[1,3,6]	2,500	2,491
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.604% 2023[1,3,6]	1,834	1,818

American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.605% 2025[1,3,6]	$2,200	$2,165
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	2,084	2,084
Other securities		19,385
		40,261

Federal agency bonds & notes 9.93%
Fannie Mae 1.75% 2019	1,750	1,756
Fannie Mae 1.50% 2020	5,000	4,905
Freddie Mac 2.375% 2022	19,800	20,086
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,227
		33,974

Total bonds, notes & other debt instruments (cost: $327,154,000)		327,302

Short-term securities 35.32%
Apple Inc. 0.16% due 1/15/2016[6]	4,900	4,899
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.33% due 1/13/2016	3,400	3,399
Emerson Electric Co. 0.43% due 1/22/2016[6]	9,100	9,098
ExxonMobil Corp. 0.17% due 1/19/2016	8,000	7,999
Fannie Mae 0.10%–0.20% due 1/5/2016–2/2/2016	4,905	4,905
Federal Farm Credit Banks 0.17% due 1/8/2016	5,000	5,000
Federal Home Loan Bank 0.13%–0.31% due 1/6/2016–3/7/2016	28,250	28,246
Freddie Mac 0.15% due 3/7/2016	9,800	9,797
General Electric Co. 0.15% due 1/4/2016	7,900	7,900
Intel Corp. 0.40% due 2/25/2016	8,000	7,995
International Bank for Reconstruction and Development 0.18% due 1/20/2016	5,000	5,000
John Deere Capital Corp. 0.32% due 1/14/2016[6]	3,800	3,800
Johnson & Johnson 0.30% due 1/5/2016[6]	4,000	4,000
Paccar Financial Corp. 0.40% due 2/16/2016	5,400	5,397
Parker-Hannifin Corp. 0.39% due 1/25/2016[6]	8,000	7,998
USAA Capital Corp. 0.25% due 1/6/2016	5,400	5,400

Total short-term securities (cost: $120,831,000)		120,833
Total investment securities 130.98% (cost: $447,985,000)		448,135
Other assets less liabilities (30.98)%		(106,005)

Net assets 100.00%		$342,130

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Mortgage Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $429,273,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$54,500	$378
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	35,500	244
Pay	LCH	3-month USD-LIBOR	1.039	11/26/2017	800	1
Receive	LCH	3-month USD-LIBOR	1.1005	12/22/2017	49,000	(57)
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	15,000	156
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	5,000	6
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	3,800	39
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	8,500	67
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	8,000	88
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	8,000	81
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	15,000	111
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	15,000	208
Receive	LCH	3-month USD-LIBOR	1.675	10/30/2019	67,500	321
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2019	3,500	12
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	8,000	19
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	6,000	40
Receive	LCH	3-month USD-LIBOR	1.525	4/27/2020	5,000	(21)
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	9,000	73
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	8,000	69
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	8,000	73
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	1,000	10
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	2,000	9
Pay	LCH	3-month USD-LIBOR	1.5526	11/9/2020	1,000	7
Receive	LCH	3-month USD-LIBOR	1.68	12/22/2020	18,000	(34)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	2,000	(5)
Receive	LCH	3-month USD-LIBOR	2.898	9/23/2023	5,000	322
Receive	LCH	3-month USD-LIBOR	1.9865	10/26/2025	5,500	(90)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	2,000	9
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	10,000	24
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	3,500	(540)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	2,000	(254)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	2,000	(267)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(392)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	2,000	46
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	3,200	109
Pay	LCH	3-month USD-LIBOR	2.625	6/2/2045	1,000	(2)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	2,500	55
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	1,500	30
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	4,000	74
Receive	LCH	3-month USD-LIBOR	2.55376	11/9/2045	300	(4)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	3,560	69
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	2,000	58
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	2,250	13
						$1,155

American Funds Insurance Series

Mortgage Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,564,000, which represented 1.33% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $60,769,000, which represented 17.76% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,304,000, which represented .67% of the net assets of the fund.

Key to abbreviations

CLO = Collateralized Loan Obligation

LCH = LCH.Clearnet

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio December 31, 2015

Bonds, notes & other debt instruments 96.47%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 39.66%
U.S. Treasury 20.12%
U.S. Treasury 1.625% 2019[1]	$66,500	$66,760
U.S. Treasury 3.625% 2019	56,500	60,696
U.S. Treasury 1.375% 2020	64,010	62,903
U.S. Treasury 1.625% 2020	30,000	29,831
U.S. Treasury 2.25% 2021	76,800	78,384
U.S. Treasury 1.625% 2022	32,698	31,778
U.S. Treasury 1.875% 2022	21,700	21,431
U.S. Treasury 2.00% 2022	40,000	39,793
U.S. Treasury 2.00% 2025	31,400	30,617
U.S. Treasury 3.625% 2043	15,850	17,870
U.S. Treasury 2.875% 2045	30,000	29,166
U.S. Treasury 3.00% 2045	87,000	86,821
U.S. Treasury 1.25%–6.25% 2019–2043	58,705	60,175
		616,225

U.S. Treasury inflation-protected securities 19.54%
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	16,163	16,099
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	108,977	107,677
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	49,082	46,660
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	39,514	37,737
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	172,205	166,814
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	52,364	59,583
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	79,300	80,797
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	79,915	69,785
U.S. Treasury Inflation-Protected Securities 0.13%–0.75% 2022–2042[2]	13,576	13,066
		598,218

Total U.S. Treasury bonds & notes		1,214,443

Mortgage-backed obligations 30.85%
Federal agency mortgage-backed obligations 30.85%
Fannie Mae 3.50% 2046[3,4]	43,000	44,353
Fannie Mae 4.00% 2046[3,4]	175,000	184,806
Fannie Mae 0%–9.74% 2017–2044[3,5]	60,832	63,467
Freddie Mac 0%–6.00% 2020–2044[3,5]	66,204	68,672
Government National Mortgage Assn. 4.00% 2045[3]	146,307	155,623
Government National Mortgage Assn. 4.00% 2045[3]	124,610	132,694
Government National Mortgage Assn. 4.50% 2045[3]	43,253	46,567
Government National Mortgage Assn. 4.50% 2045[3]	41,492	44,652
Government National Mortgage Assn. 4.50% 2045[3]	36,419	39,189
Government National Mortgage Assn. 4.00% 2046[3,4]	29,225	31,030
Government National Mortgage Assn. 3.00%–6.50% 2034–2065[3]	72,639	78,549
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.424% 2060[3,5]	19,890	21,261
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	16,555	17,164
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	14,075	14,870
Other securities		1,672
		944,569

Federal agency bonds & notes 25.96%
Fannie Mae 1.75% 2019	16,000	16,056
Fannie Mae 1.50% 2020	94,500	93,269
Fannie Mae 2.63%–7.13% 2017–2030	17,610	19,705
Federal Farm Credit Banks 0.60% 2017	41,774	41,601
Federal Farm Credit Banks 0.40%–0.48% 2017[5]	13,621	13,617
Federal Home Loan Bank 1.75% 2018	38,000	38,415
Federal Home Loan Bank 3.375% 2023	16,715	17,977
Federal Home Loan Bank 0.63%–5.50% 2016–2036	13,675	14,093
Freddie Mac 1.25% 2019	18,730	18,465
Freddie Mac 2.375% 2022	112,000	113,619
Freddie Mac 1.00%–3.75% 2017–2019	14,475	15,392

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Private Export Funding Corp. 1.45% 2019	$17,500	$17,347
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,825
Tennessee Valley Authority 1.88%–5.88% 2022–2060	16,840	17,228
TVA Southaven 3.846% 2033[3]	1,604	1,666
U.S. Department of Housing and Urban Development 0.83%–3.70% 2016–2034	98,632	98,028
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,886
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,848
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,662
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	43,669
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	4,147	5,202
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,455
Other securities		17,796
		794,821

Total bonds, notes & other debt instruments (cost: $2,959,303,000)		2,953,833

Short-term securities 7.45%
Abbott Laboratories 0.20%–0.23% due 1/26/2016–2/9/2016[6]	34,200	34,192
Apple Inc. 0.16% due 1/15/2016[6]	18,200	18,198
Caterpillar Financial Services Corp. 0.22% due 2/17/2016	40,000	39,980
ExxonMobil Corp. 0.42% due 2/1/2016	26,400	26,392
Federal Farm Credit Banks 0.29% due 5/3/2016	10,300	10,288
Federal Home Loan Bank 0.23%–0.24% due 2/19/2016–3/2/2016	24,000	23,995
Honeywell International Inc. 0.28% due 2/22/2016[6]	50,000	49,971
Regents of the University of California 0.23% due 2/17/2016	25,000	24,993

Total short-term securities (cost: $228,025,000)		228,009
Total investment securities 103.92% (cost: $3,187,328,000)		3,181,842
Other assets less liabilities (3.92)%		(119,956)

Net assets 100.00%		$3,061,886

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $6,226,331,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$432,250	$2,996
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	282,750	1,945
Receive	LCH	3-month USD-LIBOR	0.88144	11/9/2017	348,000	(1,482)
Receive	LCH	3-month USD-LIBOR	0.979	11/12/2017	227,000	(577)
Receive	LCH	3-month USD-LIBOR	0.947	11/17/2017	98,000	(312)
Pay	LCH	3-month USD-LIBOR	0.9675	12/3/2017	286,000	901
Pay	LCH	3-month USD-LIBOR	1.042	12/14/2017	245,000	490
Receive	LCH	3-month USD-LIBOR	1.0455	12/18/2017	140,000	(288)
Receive	LCH	3-month USD-LIBOR	1.101	12/22/2017	261,000	(300)
Pay	LCH	3-month USD-LIBOR	1.11	12/24/2017	122,000	131
Receive	LCH	3-month USD-LIBOR	1.2375	7/16/2018	50,000	(79)
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	175,000	1,818
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	175,000	1,825
Receive	LCH	3-month USD-LIBOR	1.2925	12/10/2018	98,000	(278)
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	100,000	998
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	86,600	881
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	34,700	348
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	64,000	705
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	64,000	647
Receive	LCH	3-month USD-LIBOR	1.7725	8/11/2019	133,000	1,210
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	127,000	1,158
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	52,000	722
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	48,000	376
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	52,000	125
Receive	LCH	3-month USD-LIBOR	1.45	2/2/2020	360,000	(2,041)
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	80,000	192
Receive	LCH	3-month USD-LIBOR	1.672	2/26/2020	43,000	124
Receive	LCH	3-month USD-LIBOR	1.663	5/6/2020	57,000	85
Pay	LCH	3-month USD-LIBOR	1.5875	9/2/2020	50,000	195
Receive	LCH	3-month USD-LIBOR	1.611	11/17/2020	50,000	(213)
Pay	LCH	3-month USD-LIBOR	1.594	11/25/2020	50,000	262
Receive	LCH	3-month USD-LIBOR	1.569	12/2/2020	79,000	(517)
Pay	LCH	3-month USD-LIBOR	1.52	12/3/2020	8,000	71
Pay	LCH	3-month USD-LIBOR	1.61	12/7/2020	117,000	552
Receive	LCH	3-month USD-LIBOR	1.587	12/11/2020	210,000	(1,254)
Receive	LCH	3-month USD-LIBOR	1.6395	12/14/2020	65,000	(229)
Receive	LCH	3-month USD-LIBOR	1.6795	12/22/2020	99,000	(188)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	94,000	65
Pay	LCH	3-month USD-LIBOR	1.727	1/5/2021	42,000	—
Pay	LCH	3-month USD-LIBOR	1.75918	4/29/2022	58,000	400
Receive	LCH	3-month USD-LIBOR	1.9345	5/6/2022	20,000	72
Receive	LCH	3-month USD-LIBOR	2.138	6/22/2022	25,000	379
Receive	LCH	3-month USD-LIBOR	2.0785	6/23/2022	45,000	514
Pay	LCH	3-month USD-LIBOR	1.9605	8/5/2022	36,000	(131)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	280,000	1,546
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	280,000	1,291
Receive	LCH	3-month USD-LIBOR	1.79	9/28/2022	38,000	(321)
Receive	LCH	3-month USD-LIBOR	1.705	10/5/2022	50,000	(701)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	21,000	(50)
Receive	LCH	3-month USD-LIBOR	1.847	11/27/2022	44,000	(251)
Receive	LCH	3-month USD-LIBOR	1.8115	12/4/2022	29,000	(238)
Receive	LCH	3-month USD-LIBOR	1.9225	12/18/2022	36,000	(45)
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(799)

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.2245%	9/14/2025	$45,000	$(262)
Pay	LCH	3-month USD-LIBOR	2.193	9/23/2025	27,500	(74)
Pay	LCH	3-month USD-LIBOR	2.198	9/23/2025	27,500	(87)
Pay	LCH	3-month USD-LIBOR	1.905	10/6/2025	55,000	1,288
Receive	LCH	3-month USD-LIBOR	1.9545	10/19/2025	33,000	(631)
Receive	LCH	3-month USD-LIBOR	1.9865	10/26/2025	42,000	(685)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	61,000	270
Pay	LCH	3-month USD-LIBOR	2.2395	11/12/2025	2,000	(13)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	32,000	176
Pay	LCH	3-month USD-LIBOR	2.151	12/22/2025	51,000	129
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	62,000	(861)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	62,000	(1,034)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	45,000	(6,947)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	16,000	(2,029)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	16,000	(2,132)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(234)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	11,000	253
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	2,000	51
Pay	LCH	3-month USD-LIBOR	2.343	3/25/2045	2,000	117
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	60,000	(1,129)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	36,000	789
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	24,000	479
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	10,000	185
Pay	LCH	3-month USD-LIBOR	2.5375	11/3/2045	18,400	318
Pay	LCH	3-month USD-LIBOR	2.6445	11/10/2045	11,500	(70)
Pay	LCH	3-month USD-LIBOR	2.7025	11/12/2045	9,000	(169)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	258
Pay	LCH	3-month USD-LIBOR	2.5295	12/2/2045	18,000	343
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	9,000	52
Pay	LCH	3-month USD-LIBOR	2.5885	12/23/2045	22,500	147
						$1,228

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $46,035,000, which represented 1.50% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $102,448,000, which represented 3.35% of the net assets of the fund.

Key to abbreviations

LCH = LCH.Clearnet

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series

Cash Management Fund

Investment portfolio December 31, 2015

Short-term securities 98.51%	Principal amount (000)	Value (000)
Federal agency discount notes 49.96%
Federal Farm Credit Banks 0.28% due 1/21/2016	$10,800	$10,799
Federal Home Loan Bank 0.12%–0.31% due 1/14/2016–3/21/2016	83,400	83,386
Freddie Mac 0.14%–0.46% due 1/12/2016–4/14/2016	87,400	87,372
		181,557

Commercial paper 24.48%
Apple Inc. 0.20% due 1/19/2016[1]	11,100	11,098
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 1/4/2016	4,000	4,000
Caisse d’Amortissement de la Dette Sociale 0.23% due 1/4/2016[1]	9,700	9,700
ExxonMobil Corp. 0.27% due 1/19/2016	8,900	8,898
General Electric Co. 0.15% due 1/4/2016	10,500	10,500
Mitsubishi UFJ Trust and Banking Corp. 0.28% due 1/12/2016[1]	7,900	7,899
Private Export Funding Corp. 0.40% due 1/27/2016[1]	4,900	4,898
Province of Ontario 0.39% due 1/20/2016	2,100	2,099
Québec (Province of) 0.40% due 1/20/2016[1]	11,700	11,698
Scotiabank Inc. 0.22% due 1/4/2016[1]	11,000	11,000
Sumitomo Mitsui Banking Corp. 0.48% due 2/23/2016[1]	7,200	7,195
		88,985

U.S. Treasury 24.07%
U.S. Treasury Bills 0.05%–0.21% due 1/7/2016–4/21/2016	87,500	87,488

Total short-term securities (cost: $358,005,000)		358,030

Bonds, notes & other debt instruments 1.38%
U.S. Treasury bonds & notes 1.38%
U.S. Treasury 0.313% 2016[2]	5,000	4,999

Total bonds, notes & other debt instruments (cost: $4,998,000)		4,999
Total investment securities 99.89% (cost: $363,003,000)		363,029
Other assets less liabilities 0.11%		407

Net assets 100.00%		$363,436

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $63,489,000, which represented 17.47% of the net assets of the fund.
[2]	Coupon rate may change periodically.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2015

Growth funds 92.95%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,992,870	$135,555

Total growth funds (cost: $147,876,000)		135,555

Short-term securities 5.13%
Government Cash Management Fund	7,479,237	7,479

Total short-term securities (cost: $7,479,000)		7,479
Total investment securities 98.08% (cost: $155,355,000)		143,034
Other assets less liabilities 1.92%		2,798

Net assets 100.00%		$145,832

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $33,032,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	361	March 2016	$36,701	$(38)
Russell 2000 Mini Index Contracts	ICE	Short	60	March 2016	6,807	18
S&P Mid 400 E-mini Index Contracts	CME	Short	17	March 2016	2,372	3
British Pound Currency Contracts	CME	Short	16	March 2016	1,505	31
Euro Currency Contracts	CME	Short	10	March 2016	1,364	3
FTSE 100 Index Contracts	LIFFE	Short	15	March 2016	1,321	(47)
Euro Stoxx 50 Index Contracts	EUREX	Short	33	March 2016	1,159	(12)
Nikkei 225 Index Contracts	OSE	Short	5	March 2016	798	17
Japanese Yen Currency Contracts	CME	Short	7	March 2016	715	(14)
Mini MSCI Emerging Market Index Contracts	ICE	Short	18	March 2016	704	(4)
						$(43)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Growth Fund, Class 1	925,445	1,318,846	251,421	1,992,870	$1,102	$135,555

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk International Fund

Investment portfolio December 31, 2015

Growth funds 91.75%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,220,151	$76,300

Total growth funds (cost: $86,949,000)		76,300

Short-term securities 5.16%
Government Cash Management Fund	4,290,125	4,290

Total short-term securities (cost: $4,290,000)		4,290
Total investment securities 96.91% (cost: $91,239,000)		80,590
Other assets less liabilities 3.09%		2,570

Net assets 100.00%		$83,160

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $28,989,000.

						Unrealized
						appreciation
					Notional	(depreciation)
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
Euro Currency Contracts	CME	Short	77	March 2016	$10,515	$38
Mini MSCI Emerging Market Index Contracts	ICE	Short	269	March 2016	10,502	(90)
Euro Stoxx 50 Index Contracts	EUREX	Short	281	March 2016	9,867	(105)
Nikkei 225 Index Contracts	OSE	Short	26	March 2016	4,156	93
British Pound Currency Contracts	CME	Short	40	March 2016	3,764	80
Japanese Yen Currency Contracts	CME	Short	36	March 2016	3,688	(62)
FTSE 100 Index Contracts	LIFFE	Short	40	March 2016	3,520	(128)
Russell 2000 Mini Index Contracts	ICE	Short	12	March 2016	1,366	8
S&P 500 E-mini Index Contracts	CME	Short	5	March 2016	509	— *
						$(166)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – International Fund, Class 1	2,130,911	2,585,252	496,012	4,220,151	$1,358	$76,300

*	Amount less than one thousand.

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2015

Growth-and-income funds 93.15%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	10,142,310	$127,996

Total growth-and-income funds (cost: $143,247,000)		127,996

Short-term securities 4.43%
Government Cash Management Fund	6,076,888	6,077

Total short-term securities (cost: $6,077,000)		6,077
Total investment securities 97.58% (cost: $149,324,000)		134,073
Other assets less liabilities 2.42%		3,332

Net assets 100.00%		$137,405

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $36,646,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	503	March 2016	$51,149	$(41)
Euro Currency Contracts	CME	Short	10	March 2016	1,360	(1)
Euro Stoxx 50 Index Contracts	EUREX	Short	36	March 2016	1,265	(13)
FTSE 100 Index Contracts	LIFFE	Short	13	March 2016	1,144	(42)
British Pound Currency Contracts	CME	Short	12	March 2016	1,128	23
Russell 2000 Mini Index Contracts	ICE	Short	7	March 2016	797	5
Mini MSCI Emerging Market Index Contracts	ICE	Short	8	March 2016	312	(2)
						$(71)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	6,224,439	5,587,259	1,669,388	10,142,310	$2,783	$127,996

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2015

Growth-and-income funds 93.38%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,523,169	$114,552

Total growth-and-income funds (cost: $127,162,000)		114,552

Short-term securities 4.71%
Government Cash Management Fund	5,778,462	5,778

Total short-term securities (cost: $5,778,000)		5,778
Total investment securities 98.09% (cost: $132,940,000)		120,330
Other assets less liabilities 1.91%		2,339

Net assets 100.00%		$122,669

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $26,372,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	339	March 2016	$34,396	$(104)
Russell 2000 Mini Index Contracts	ICE	Short	20	March 2016	2,263	— *
Euro Currency Contracts	CME	Short	13	March 2016	1,776	7
Euro Stoxx 50 Index Contracts	EUREX	Short	43	March 2016	1,510	(17)
S&P Mid 400 E-mini Index Contracts	CME	Short	9	March 2016	1,258	4
British Pound Currency Contracts	CME	Short	11	March 2016	1,037	24
FTSE 100 Index Contracts	LIFFE	Short	11	March 2016	967	(36)
Japanese Yen Currency Contracts	CME	Short	4	March 2016	411	(6)
Mini MSCI Emerging Market Index Contracts	ICE	Short	9	March 2016	351	(3)
Nikkei 225 Index Contracts	OSE	Short	2	March 2016	317	5
						$(126)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Growth-Income Fund, Class 1	1,334,756	1,388,854	200,441	2,523,169	$1,722	$114,552

*	Amount less than one thousand.

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2015

Asset allocation funds 93.55%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	120,910,667	$2,493,178

Total asset allocation funds (cost: $2,630,946,000)		2,493,178

Short-term securities 5.93%
Government Cash Management Fund	157,858,165	157,858

Total short-term securities (cost: $157,858,000)		157,858
Total investment securities 99.48% (cost: $2,788,804,000)		2,651,036
Other assets less liabilities 0.52%		13,983

Net assets 100.00%		$2,665,019

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $240,350,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	1,675	March 2016	$169,120	$(1,344)
Russell 2000 Mini Index Contracts	ICE	Short	107	March 2016	11,985	(122)
Euro Stoxx 50 Index Contracts	EUREX	Short	217	March 2016	7,594	(108)
Euro Currency Contracts	CME	Short	44	March 2016	6,036	48
Mini MSCI Emerging Market Index Contracts	ICE	Short	143	March 2016	5,648	17
S&P Mid 400 E-mini Index Contracts	CME	Short	14	March 2016	1,935	(16)
Nikkei 225 Index Contracts	OSE	Short	10	March 2016	1,585	22
Japanese Yen Currency Contracts	CME	Short	10	March 2016	1,032	(9)
FTSE 100 Index Contracts	LIFFE	Short	8	March 2016	706	(23)
British Pound Currency Contracts	CME	Short	6	March 2016	562	9
						$(1,526)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	86,231,073	38,171,540	3,491,946	120,910,667	$45,462	$2,493,178

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets and liabilities

at December 31, 2015

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,555,777	$4,126,054	$21,663,100	$7,464,417	$2,682,810
Affiliated issuers	—	103,738	194,271	—	—
Cash denominated in currencies other than U.S. dollars	—	80	—	951	39
Cash	176	207	351	102	89
Unrealized appreciation on open forward currency contracts	—	607	—	1,367	86
Receivables for:
Sales of investments	—	5,573	7,037	654	180
Sales of fund’s shares	1,722	1,654	4,079	15,300	12,588
Dividends and interest	8,158	2,599	12,160	15,625	3,502
Closed forward currency contracts	—	— *	—	7	—
Variation margin	—	—	—	—	—
Other	119	175	289	244	116
	5,565,952	4,240,687	21,881,287	7,498,667	2,699,410
Liabilities:
Unrealized depreciation on open forward currency contracts	590	106	—	950	57
Payables for:
Purchases of investments	—	2,919	16,873	3,489	695
Repurchases of fund’s shares	27,569	1,698	56,417	4,737	1,771
Investment advisory services	2,484	2,507	6,142	3,196	1,653
Services provided by related parties	883	573	3,387	928	264
Trustees’ deferred compensation	57	37	509	224	21
Closed forward currency contracts	—	9	—	—	—
Variation margin	—	—	—	—	—
Other	737	1,335	275	2,493	1,168
	32,320	9,184	83,603	16,017	5,629
Net assets at December 31, 2015	$5,533,632	$4,231,503	$21,797,684	$7,482,650	$2,693,781
Net assets consist of:
Capital paid in on shares of beneficial interest	$3,822,342	$3,311,193	$13,251,433	$6,513,220	$2,694,586
(Distributions in excess of) undistributed net investment income	(256)	(6,905)	29,862	(19,278)	(18,827)
Undistributed (accumulated) net realized gain (loss)	439,641	801,939	1,733,796	629,478	(75,249)
Net unrealized appreciation (depreciation)	1,271,905	125,276	6,782,593	359,230	93,271
Net assets at December 31, 2015	$5,533,632	$4,231,503	$21,797,684	$7,482,650	$2,693,781
Investment securities, at cost:
Unaffiliated issuers	$4,282,776	$3,990,546	$14,866,354	$7,104,135	$2,588,694
Affiliated issuers	—	113,297	208,380	—	—
Cash denominated in currencies other than U.S. dollars, at cost	—	80	—	951	40

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$6,879,385	$1,780,060	$24,228,792	$989,282	$238,358	$18,704,166	$221,181	$10,682,116	$2,256,950
—	—	—	—	—	49,507	—	—	—
714	163	831	269	30	—	—	4,477	838
2,760	416	4,177	97	139	947	95	4,588	328
—	133	—	—	—	—	132	178	4,136

10,745	10,128	3,038	1,064	3,126	127,644	3,025	1,954,328	87,056
2,012	476	7,918	69	1,461	10,400	81	3,693	1,450
8,887	2,624	29,642	2,961	860	50,130	804	56,269	20,604
—	—	—	—	—	—	—	104	1,546
—	—	—	—	—	—	—	1,921	16
340	52	734	2	1	146	7	212	46
6,904,843	1,794,052	24,275,132	993,744	243,975	18,942,940	225,325	12,707,886	2,372,970

—	75	—	—	—	—	68	1,210	1,470

—	14,536	15,003	—	6,601	552,086	5,621	2,773,189	123,283
3,399	1,155	36,856	61	130	12,476	192	2,391	672
2,338	916	5,564	542	98	4,314	124	3,072	1,019
754	333	3,081	69	34	1,748	38	976	278
49	16	576	4	— *	191	1	83	17
—	—	—	—	—	—	1	—	39
—	—	—	—	—	304	—	1,953	321
29	239	659	189	107	1,254	16	113	320
6,569	17,270	61,739	865	6,970	572,373	6,061	2,782,987	127,419
$6,898,274	$1,776,782	$24,213,393	$992,879	$237,005	$18,370,567	$219,264	$9,924,899	$2,245,551

$5,314,423	$1,609,069	$16,465,373	$1,035,445	$247,904	$14,833,607	$206,602	$9,913,369	$2,375,817
28,224	5,495	74,007	1,042	(292)	56,335	(1,170)	61,376	(13,116)
615,184	(30,723)	2,675,469	6,970	(1,708)	462,999	(109)	28,891	2,994
940,443	192,941	4,998,544	(50,578)	(8,899)	3,017,626	13,941	(78,737)	(120,144)
$6,898,274	$1,776,782	$24,213,393	$992,879	$237,005	$18,370,567	$219,264	$9,924,899	$2,245,551

$5,938,931	$1,586,959	$19,230,175	$1,039,757	$247,251	$15,647,303	$207,290	$10,761,550	$2,379,594
—	—	—	—	—	83,921	—	—	—
714	163	831	269	30	—	—	4,525	842

American Funds Insurance Series

Statements of assets and liabilities

at December 31, 2015

			U.S.
	High-		Government/		Managed
	Income		AAA-Rated	Cash	Risk
	Bond	Mortgage	Securities	Management	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,756,259	$448,135	$3,181,842	$363,029	$7,479
Affiliated issuers	—	—	—	—	135,555
Cash denominated in currencies other than U.S. dollars	3,698	—	—	—	—
Cash	10,131	105	2,579	359	—
Unrealized appreciation on open forward currency contracts	37	—	—	—	—
Receivables for:
Sales of investments	5,769	217,380	1,383,857	—	—
Sales of fund’s shares	405	822	1,117	1,125	296
Dividends and interest	33,805	1,026	12,238	2	— *
Deposits at brokers for futures contracts	—	—	—	—	2,429
Variation margin	—	202	3,398	—	482
Other	116	1	24	—	—
	1,810,220	667,671	4,585,055	364,515	146,241
Liabilities:
Payables for:
Purchases of investments	12,885	325,039	1,515,927	—	267
Repurchases of fund’s shares	546	61	1,207	878	9
Investment advisory services	709	122	881	99	12
Services provided by related parties	181	17	374	72	119
Trustees’ deferred compensation	55	1	59	21	— *
Variation margin	167	295	4,690	—	2
Other	445	6	31	9	— *
	14,988	325,541	1,523,169	1,079	409
Net assets at December 31, 2015	$1,795,232	$342,130	$3,061,886	$363,436	$145,832
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,193,604	$337,013	$3,007,195	$363,433	$144,821
(Distributions in excess of) undistributed net investment income	18,573	804	7,412	(23)	328
Undistributed (accumulated) net realized gain (loss)	(153,862)	3,007	51,538	—	13,047
Net unrealized appreciation (depreciation)	(263,083)	1,306	(4,259)	26	(12,364)
Net assets at December 31, 2015	$1,795,232	$342,130	$3,061,886	$363,436	$145,832
Investment securities, at cost:
Unaffiliated issuers	$2,019,693	$447,985	$3,187,328	$363,003	$7,479
Affiliated issuers	—	—	—	—	147,876
Cash denominated in currencies other than U.S. dollars, at cost	3,808	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$4,290	$6,077	$5,778	$157,858
76,300	127,996	114,552	2,493,178
—	—	—	—
—	—	—	—
—	—	—	—
2	—	—	2,805
170	53	288	5,121
— *	— *	— *	1
2,390	2,910	2,033	14,412
254	543	396	2,162
—	—	—	—
83,406	137,579	123,047	2,675,537

158	48	267	2,787
2	1	1	5,141
7	12	10	225
68	113	99	2,044
— *	— *	— *	5
11	—	1	4
— *	— *	— *	312
246	174	378	10,518
$83,160	$137,405	$122,669	$2,665,019

$91,413	$144,717	$125,867	$2,675,147
839	2,223	1,328	34,133
1,723	5,787	8,210	95,033
(10,815)	(15,322)	(12,736)	(139,294)
$83,160	$137,405	$122,669	$2,665,019

$4,290	$6,077	$5,778	$157,858
86,949	143,247	127,162	2,630,946
—	—	—	—

American Funds Insurance Series

Statements of assets and liabilities

at December 31, 2015

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,626,228	$1,705,936	$6,796,089	$3,427,398	$1,562,157
Shares outstanding	61,612	69,893	99,908	189,595	82,769
Net asset value per share	$26.39	$24.41	$68.02	$18.08	$18.87
Class 2:
Net assets	$3,817,174	$2,492,251	$14,413,972	$3,977,860	$960,711
Shares outstanding	145,734	104,294	212,937	220,741	51,356
Net asset value per share	$26.19	$23.90	$67.69	$18.02	$18.71
Class 3:
Net assets			$193,647	$31,575
Shares outstanding			2,832	1,744
Net asset value per share			$68.37	$18.11
Class 4:
Net assets	$90,230	$33,316	$393,976	$45,817	$170,913
Shares outstanding	3,449	1,382	5,857	2,555	9,146
Net asset value per share	$26.16	$24.11	$67.26	$17.93	$18.69

			U.S.
	High-		Government/		Managed
	Income		AAA-Rated	Cash	Risk
	Bond	Mortgage	Securities	Management	Growth
	Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,016,991	$271,931	$1,425,626	$39,432
Shares outstanding	110,672	25,630	115,763	3,503
Net asset value per share	$9.19	$10.61	$12.31	$11.26
Class 2:
Net assets	$765,514	$58,778	$1,578,749	$302,139
Shares outstanding	84,451	5,551	129,429	27,451
Net asset value per share	$9.06	$10.59	$12.20	$11.01
Class 3:
Net assets	$11,610		$10,977	$6,071
Shares outstanding	1,259		890	546
Net asset value per share	$9.22		$12.34	$11.11
Class 4:
Net assets	$1,117	$11,421	$46,534	$15,794
Shares outstanding	115	1,085	3,807	1,415
Net asset value per share	$9.73	$10.52	$12.22	$11.17
Class P1:
Net assets					$426
Shares outstanding					37
Net asset value per share					$11.49
Class P2:
Net assets					$145,406
Shares outstanding					12,721
Net asset value per share					$11.43

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$3,638,508	$293,404	$10,747,098	$706,763	$79,569	$10,912,479	$47,476	$5,730,648	$1,031,825
288,274	23,753	236,737	48,006	8,469	529,242	4,422	535,502	93,756
$12.62	$12.35	$45.40	$14.72	$9.40	$20.62	$10.74	$10.70	$11.01

$3,227,870	$1,478,674	$12,895,255	$253,750	$1	$5,008,326	$171,133	$4,134,660	$1,207,969
258,069	119,913	286,318	17,289	— *	244,944	15,964	390,934	110,488
$12.51	$12.33	$45.04	$14.68	$9.40	$20.45	$10.72	$10.58	$10.93

		$161,488			$36,226
		3,552			1,756
		$45.46			$20.64

$31,896	$4,704	$409,552	$32,366	$157,435	$2,413,536	$655	$59,591	$5,757
2,545	384	9,138	2,212	16,780	118,320	61	5,617	528
$12.53	$12.26	$44.82	$14.63	$9.38	$20.40	$10.69	$10.61	$10.89

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$152	$187	$732	$711,514
16	17	65	60,694
$9.48	$10.80	$11.25	$11.72

$83,008	$137,218	$121,937	$1,953,505
8,805	12,750	10,871	166,755
$9.43	$10.76	$11.22	$11.71

American Funds Insurance Series

Statements of operations
for the year ended December 31, 2015

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$82,255	$37,755	$272,432	$149,611	$35,665
Interest	485	905	1,399	5,342	10,447
	82,740	38,660	273,831	154,953	46,112
Fees and expenses*:
Investment advisory services	29,539	30,635	73,812	39,545	19,457
Distribution services	10,128	6,875	38,394	11,030	2,906
Insurance administrative services	126	57	254	86	289
Transfer agent services	1	— †	2	1	— †
Administrative services	566	441	2,254	792	269
Reports to shareholders	263	191	1,132	375	127
Registration statement and prospectus	53	77	250	54	56
Trustees’ compensation	52	39	206	72	25
Auditing and legal	90	60	94	226	74
Custodian	642	655	434	1,694	1,171
State and local taxes	—	—	—	—	—
Other	22	17	28	29	45
Total fees and expenses before reimbursement/waiver	41,482	39,047	116,860	53,904	24,419
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—
Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	41,482	39,047	116,860	53,904	24,419
Net investment income (loss)	41,258	(387)	156,971	101,049	21,693
Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	458,143	813,416	1,900,915	670,238	(85,183)
Forward currency contracts	2,184	4,141	—	3,508	2,386
Interest rate swaps	—	—	—	—	—
Currency transactions	(5,472)	(178)	(1,742)	(2,172)	(697)
	454,855	817,379	1,899,173	671,574	(83,494)
Net unrealized (depreciation) appreciation on:
Investments	(107,839)	(799,127)	(519,804)	(1,111,661)	(21,600)
Forward currency contracts	(1,958)	94	—	(3,684)	(537)
Interest rate swaps	—	—	—	—	—
Currency translations	11	41	194	411	131
	(109,786)	(798,992)	(519,610)	(1,114,934)	(22,006)
Net realized gain (loss) and unrealized (depreciation) appreciation	345,069	18,387	1,379,563	(443,360)	(105,500)
Net increase (decrease) in net assets resulting from operations	$386,327	$18,000	$1,536,534	$(342,311)	$(83,807)

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$188,482	$47,798	$464,232	$32,692	$4,948	$261,487	$3,938	$75	$—
412	582	5,058	1,678	388	124,624	1,699	229,904	72,529
188,894	48,380	469,290	34,370	5,336	386,111	5,637	229,979	72,529

28,369	11,171	66,847	6,662	748	49,646	1,455	35,972	13,141
8,810	4,039	35,053	730	279	14,407	446	11,077	3,285
48	7	273	71	279	1,154	— †	108	12
1	— †	3	— †	— †	2	— †	1	— †
715	186	2,499	105	15	1,798	22	986	249
218	51	1,083	19	3	843	4	397	68
38	72	146	22	14	274	6	70	31
65	17	229	9	1	162	2	88	23
45	50	175	45	25	74	43	57	41
171	266	584	266	21	134	32	117	573
—	—	—	—	—	—	1	—	—
9	17	31	36	2	34	22	206	159
38,489	15,876	106,923	7,965	1,387	68,528	2,033	49,079	17,582

6	—	—	—	—	—	—	—	—
6	—	—	—	—	—	—	—	—
38,483	15,876	106,923	7,965	1,387	68,528	2,033	49,079	17,582
150,411	32,504	362,367	26,405	3,949	317,583	3,604	180,900	54,947

617,265	60,160	2,678,584	7,584	(1,239)	479,179	300	19,239	(76,952)
—	2,373	—	9	—	—	(5)	23,312	6,624
—	—	—	—	—	(6,911)	—	24,673	1,875
(33)	(111)	(392)	(104)	14	(293)	(94)	(243)	(4,568)
617,232	62,422	2,678,192	7,489	(1,225)	471,975	201	66,981	(73,021)

(966,964)	(114,598)	(2,629,740)	(92,060)	(7,834)	(528,111)	(5,967)	(219,134)	(83,826)
—	(1,206)	—	—	—	—	(16)	(5,894)	1,831
—	—	—	—	—	4,375	—	9,298	240
4	43	23	10	(5)	22	18	191	1,075
(966,960)	(115,761)	(2,629,717)	(92,050)	(7,839)	(523,714)	(5,965)	(215,539)	(80,680)

(349,728)	(53,339)	48,475	(84,561)	(9,064)	(51,739)	(5,764)	(148,558)	(153,701)
$(199,317)	$(20,835)	$410,842	$(58,156)	$(5,115)	$265,844	$(2,160)	$32,342	$(98,754)

American Funds Insurance Series

Statements of operations
for the year ended December 31, 2015

			U.S.
	High-		Government/		Managed
	Income		AAA-Rated	Cash	Risk
	Bond	Mortgage	Securities	Management	Growth
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$255	$—	$—	$—	$1,102
Interest	128,250	4,576	45,146	382	— †
	128,505	4,576	45,146	382	1,102
Fees and expenses*:
Investment advisory services	9,014	1,428	10,936	1,177	287
Distribution services	2,230	148	4,266	804	286
Insurance administrative services	6	9	76	24	286
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	195	34	327	37	—
Accounting and administrative services	—	—	—	—	54
Reports to shareholders	59	6	99	11	2
Registration statement and prospectus	15	13	22	4	18
Trustees’ compensation	18	3	30	3	1
Auditing and legal	38	33	39	33	8
Custodian	25	1	9	1	12
Other	40	15	20	1	68
Total fees and expenses before reimbursement/waiver	11,640	1,690	15,824	2,095	1,022
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	142
Other	—	—	—	—	129
Total reimbursement/waiver of fees and expenses	—	—	—	—	271
Total fees and expenses after reimbursement/waiver	11,640	1,690	15,824	2,095	751
Net investment income (loss)	116,865	2,886	29,322	(1,713)	351
Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	(78,477)	3,178	40,966	1	(1,761)
Forward currency contracts	1,167	—	—	—	—
Interest rate swaps	1,109	2,444	32,833	—	—
Credit default swaps	(679)	—	—	—	—
Futures contracts	—	—	—	—	(6,355)
Currency transactions	(28)	—	—	—	(17)
Capital gain distributions received	—	—	—	—	21,515
	(76,908)	5,622	73,799	1	13,382
Net unrealized (depreciation) appreciation on:
Investments	(175,151)	(3,700)	(54,243)	10	(14,342)
Forward currency contracts	(196)	—	—	—	—
Interest rate swaps	(274)	1,961	8,864	—	—
Credit default swaps	706	—	—	—	—
Futures contracts	—	—	—	—	395
Currency translations	(71)	—	—	—	—
	(174,986)	(1,739)	(45,379)	10	(13,947)
Net realized gain (loss) and unrealized (depreciation) appreciation	(251,894)	3,883	28,420	11	(565)
Net increase (decrease) in net assets resulting from operations	$(135,029)	$6,769	$57,742	$(1,702)	$(214)

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$1,358	$2,783	$1,722	$45,462
1	1	1	14
1,359	2,784	1,723	45,476

173	312	254	5,835
173	312	253	4,697
173	312	253	5,836
— †	— †	— †	— †
—	—	—	—
53	54	54	103
2	2	2	30
10	21	17	364
1	1	1	20
8	9	8	13
12	12	12	12
21	76	52	402
626	1,111	906	17,312

86	149	124	2,801
85	137	115	244
171	286	239	3,045
455	825	667	14,267
904	1,959	1,056	31,209

(529)	2,065	216	4,398
—	—	—	—
—	—	—	—
—	—	—	—
(1,288)	(5,651)	(4,696)	(44,364)
(65)	(7)	(11)	(50)
3,720	11,297	13,419	151,808
1,838	7,704	8,928	111,792

(9,171)	(19,526)	(14,383)	(169,405)
—	—	—	—
—	—	—	—
—	—	—	—
(17)	50	66	(1,526)
—	—	—	—
(9,188)	(19,476)	(14,317)	(170,931)

(7,350)	(11,772)	(5,389)	(59,139)
$(6,446)	$(9,813)	$(4,333)	$(27,930)

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2015	2014	2015	2014	2015	2014
Operations:
Net investment income (loss)	$41,258	$51,867	$(387)	$7,363	$156,971	$217,653
Net realized gain (loss)	454,855	558,227	817,379	334,732	1,899,173	4,628,415
Net unrealized (depreciation) appreciation	(109,786)	(479,729)	(798,992)	(249,267)	(519,610)	(2,958,293)
Net increase (decrease) in net assets resulting from operations	386,327	130,365	18,000	92,828	1,536,534	1,887,775
Dividends and distributions paid to shareholders:
Dividends from net investment income	(61,500)	(68,881)	—	(8,225)	(151,371)	(224,482)
Distributions from net realized gain on investments	(539,532)	(559,317)	(331,551)	(18,741)	(4,626,506)	(1,119,414)
Total dividends and distributions paid to shareholders	(601,032)	(628,198)	(331,551)	(26,966)	(4,777,877)	(1,343,896)
Net capital share transactions	179,492	178,506	384,510	(105,588)	2,276,062	(1,339,113)
Total (decrease) increase in net assets	(35,213)	(319,327)	70,959	(39,726)	(965,281)	(795,234)
Net assets:
Beginning of period	5,568,845	5,888,172	4,160,544	4,200,270	22,762,965	23,558,199
End of period	$5,533,632	$5,568,845	$4,231,503	$4,160,544	$21,797,684	$22,762,965
(Distributions in excess of) undistributed net investment income	$(256)	$4,840	$(6,905)	$(20,757)	$29,862	$25,981

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2015	2014	2015	2014*	2015	2014
Operations:
Net investment income (loss)	$26,405	$32,645	$3,949	$716	$317,583	$311,850
Net realized gain (loss)	7,489	24,882	(1,225)	(224)	471,975	1,260,965
Net unrealized (depreciation) appreciation	(92,050)	(92,467)	(7,839)	(1,060)	(523,714)	(654,181)
Net increase (decrease) in net assets resulting from operations	(58,156)	(34,940)	(5,115)	(568)	265,844	918,634
Dividends and distributions paid to shareholders:
Dividends from net investment income	(24,236)	(31,369)	(4,288)	(835)	(334,403)	(282,950)
Distributions from net realized gain on investments	(21,506)	(9,656)	—	(94)	(1,266,708)	(808,834)
Total dividends and distributions paid to shareholders	(45,742)	(41,025)	(4,288)	(929)	(1,601,111)	(1,091,784)
Net capital share transactions	88,567	129,868	171,242	76,663	2,142,966	1,418,325
Total (decrease) increase in net assets	(15,331)	53,903	161,839	75,166	807,699	1,245,175
Net assets:
Beginning of period	1,008,210	954,307	75,166	—	17,562,868	16,317,693
End of period	$992,879	$1,008,210	$237,005	$75,166	$18,370,567	$17,562,868
(Distributions in excess of) undistributed net investment income	$1,042	$(1,634)	$(292)	$(109)	$56,335	$67,803

See end of statements of changes for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2015	2014	2015	2014	2015	2014	2015	2014	2015	2014

$101,049	$105,714	$21,693	$30,392	$150,411	$219,105	$32,504	$63,105	$362,367	$352,891
671,574	865,143	(83,494)	150,040	617,232	737,778	62,422	191,803	2,678,192	3,612,305
(1,114,934)	(1,181,692)	(22,006)	(396,524)	(966,960)	25,004	(115,761)	(146,194)	(2,629,717)	(1,415,092)

(342,311)	(210,835)	(83,807)	(216,092)	(199,317)	981,887	(20,835)	108,714	410,842	2,550,104

(129,375)	(119,689)	(19,569)	(31,681)	(147,049)	(221,413)	(36,339)	(66,932)	(352,790)	(345,996)
(446,067)	—	(149,097)	(264,280)	(712,444)	—	—	—	(3,606,146)	(1,199,049)
(575,442)	(119,689)	(168,666)	(295,961)	(859,493)	(221,413)	(36,339)	(66,932)	(3,958,936)	(1,545,045)
688,549	(1,245,391)	364,776	390,346	684,200	(56,686)	(52,395)	(184,153)	2,397,939	(674,865)
(229,204)	(1,575,915)	112,303	(121,707)	(374,610)	703,788	(109,569)	(142,371)	(1,150,155)	330,194

7,711,854	9,287,769	2,581,478	2,703,185	7,272,884	6,569,096	1,886,351	2,028,722	25,363,548	25,033,354
$7,482,650	$7,711,854	$2,693,781	$2,581,478	$6,898,274	$7,272,884	$1,776,782	$1,886,351	$24,213,393	$25,363,548

$(19,278)	$(24,827)	$(18,827)	$(12,575)	$28,224	$24,901	$5,495	$77	$74,007	$67,971

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2015	2014	2015	2014	2015	2014	2015	2014	2015	2014

$3,604	$3,998	$180,900	$182,459	$54,947	$58,842	$116,865	$114,002	$2,886	$3,082
201	3,440	66,981	206,562	(73,021)	41,961	(76,908)	51,505	5,622	7,167
(5,965)	(4,235)	(215,539)	115,241	(80,680)	(60,877)	(174,986)	(152,358)	(1,739)	4,203

(2,160)	3,203	32,342	504,262	(98,754)	39,926	(135,029)	13,149	6,769	14,452

(2,403)	(2,876)	(182,773)	(196,026)	(1,846)	(38,880)	(114,287)	(116,796)	(5,398)	(2,963)
(2,968)	(5,479)	(192,440)	(3,424)	(69,034)	(22,998)	—	—	(4,268)	—
(5,371)	(8,355)	(375,213)	(199,450)	(70,880)	(61,878)	(114,287)	(116,796)	(9,666)	(2,963)
11,046	28,764	697,150	(6,277)	(169,118)	17,465	82,072	130,489	219	86,031
3,515	23,612	354,279	298,535	(338,752)	(4,487)	(167,244)	26,842	(2,678)	97,520

215,749	192,137	9,570,620	9,272,085	2,584,303	2,588,790	1,962,476	1,935,634	344,808	247,288
$219,264	$215,749	$9,924,899	$9,570,620	$2,245,551	$2,584,303	$1,795,232	$1,962,476	$342,130	$344,808

$(1,170)	$(358)	$61,376	$29,269	$(13,116)	$(357)	$18,573	$16,634	$804	$732

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2015	2014	2015	2014	2015	2014
Operations:
Net investment income (loss)	$29,322	$38,754	$(1,713)	$(2,052)	$351	$536
Net realized gain (loss)	73,799	48,326	1	1	13,382	1,092
Net unrealized (depreciation) appreciation	(45,379)	86,330	10	3	(13,947)	(434)
Net increase (decrease) in net assets resulting from operations	57,742	173,410	(1,702)	(2,048)	(214)	1,194
Dividends and distributions paid to shareholders:
Dividends from net investment income	(48,582)	(41,683)	—	—	—	(534)
Distributions from net realized gain on investments	(27,147)	—	—	—	—	(1,328)
Total dividends and distributions paid to shareholders	(75,729)	(41,683)	—	—	—	(1,862)
Net capital share transactions	(393,940)	(57,173)	(29,927)	(62,920)	66,782	51,939
Total (decrease) increase in net assets	(411,927)	74,554	(31,629)	(64,968)	66,568	51,271
Net assets:
Beginning of period	3,473,813	3,399,259	395,065	460,033	79,264	27,993
End of period	$3,061,886	$3,473,813	$363,436	$395,065	$145,832	$79,264
(Distributions in excess of) undistributed net investment income	$7,412	$5,404	$(23)	$(22)	$328	$60

* For the period May 1, 2014, commencement of operations, through December 31, 2014.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2015	2014	2015	2014	2015	2014	2015	2014

$904	$485	$1,959	$2,247	$1,056	$641	$31,209	$20,101
1,838	96	7,704	(938)	8,928	1,387	111,792	54,138
(9,188)	(2,770)	(19,476)	2,283	(14,317)	(416)	(170,931)	(23,318)

(6,446)	(2,189)	(9,813)	3,592	(4,333)	1,612	(27,930)	50,921

(14)	(510)	(530)	(2,179)	(67)	(643)	(38,084)	(1,557)
—	—	—	—	—	(1,590)	(48,390)	—
(14)	(510)	(530)	(2,179)	(67)	(2,233)	(86,474)	(1,557)
43,513	31,920	49,641	70,335	51,303	52,232	722,454	1,100,535
37,053	29,221	39,298	71,748	46,903	51,611	608,050	1,149,899

46,107	16,886	98,107	26,359	75,766	24,155	2,056,969	907,070
$83,160	$46,107	$137,405	$98,107	$122,669	$75,766	$2,665,019	$2,056,969

$839	$14	$2,223	$69	$1,328	$12	$34,133	$24,307

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity. On December 4, 2015, shareholders of Cash Management Fund formally approved a proposal to convert the fund to an ultra-short-term bond fund. In connection with the conversion, which will be effected on or about May 1, 2016, the fund’s name will change to Ultra-Short Bond Fund. The fund’s investment objective will remain substantially unchanged and the fund will continue to seek to provide investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. The fund will continue to have an NAV that fluctuates.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2015 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$606,602	$567,538	$—	$1,174,140
Consumer discretionary	750,883	351,394	—	1,102,277
Health care	687,268	382,426	—	1,069,694
Financials	209,750	491,564	—	701,314
Consumer staples	67,806	343,109	—	410,915
Industrials	115,611	193,186	—	308,797
Telecommunication services	—	128,004	—	128,004
Other	115,504	77,726	—	193,230
Miscellaneous	85,611	114,115	—	199,726
Bonds, notes & other debt instruments	—	5,190	—	5,190
Short-term securities	—	262,490	—	262,490
Total	$2,639,035	$2,916,742	$—	$5,555,777

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(590)	$—	$(590)

*	Securities with a value of $2,649,062,000, which represented 47.87% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$418,405	$360,129	$4	$778,538
Health care	565,694	88,840	—	654,534
Information technology	327,729	229,788	4,309	561,826
Industrials	127,065	278,467	—	405,532
Consumer staples	142,540	143,566	—	286,106
Financials	104,467	179,957	—	284,424
Energy	115,026	37,591	8,392	161,009
Materials	86,626	65,920	32	152,578
Utilities	—	80,823	—	80,823
Telecommunication services	—	2,433	—	2,433
Miscellaneous	86,152	123,074	—	209,226
Rights & warrants	271	—	46	317
Convertible stocks	—	—	6,913	6,913
Bonds, notes & other debt instruments	—	9,152	—	9,152
Short-term securities	—	636,381	—	636,381
Total	$1,973,975	$2,236,121	$19,696	$4,229,792

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$607	$—	$607
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(106)	—	(106)
Total	$—	$501	$—	$501

*	Securities with a value of $1,549,663,000, which represented 36.62% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,728,672	$166,504	$—	$4,895,176
Information technology	3,910,087	738,244	—	4,648,331
Health care	3,723,425	19,990	—	3,743,415
Financials	2,617,224	178,096	—	2,795,320
Consumer staples	1,700,872	221,470	—	1,922,342
Industrials	1,134,114	201,610	—	1,335,724
Energy	1,261,199	—	—	1,261,199
Other	437,686	13,909	1,140	452,735
Miscellaneous	42,148	2,417	—	44,565
Rights & warrants	336	—	—	336
Convertible stocks	—	—	13,104	13,104
Short-term securities	—	745,124	—	745,124
Total	$19,555,763	$2,287,364	$14,244	$21,857,371

*	Securities with a value of $1,541,046,000, which represented 7.07% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$36,366	$1,454,447	$—	$1,490,813
Information technology	266,991	705,069	—	972,060
Health care	58,267	868,577	—	926,844
Consumer discretionary	80,407	827,869	—	908,276
Industrials	31,359	724,111	—	755,470
Consumer staples	29,149	504,865	—	534,014
Utilities	—	384,945	—	384,945
Materials	36,520	295,515	—	332,035
Telecommunication services	—	213,110	—	213,110
Energy	29,378	164,065	—	193,443
Miscellaneous	—	89,293	—	89,293
Rights & warrants	—	242	—	242
Bonds, notes & other debt instruments	—	81,186	—	81,186
Short-term securities	—	582,686	—	582,686
Total	$568,437	$6,895,980	$—	$7,464,417

See next page for footnote.

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,367	$—	$1,367
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(950)	—	(950)
Total	$—	$417	$—	$417

*	Securities with a value of $6,010,353,000, which represented 80.32% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$176,777	$246,806	$—	$423,583
Consumer discretionary	142,788	245,658	—	388,446
Financials	156,080	180,686	32	336,798
Health care	95,753	152,561	—	248,314
Consumer staples	51,319	138,243	—	189,562
Industrials	49,121	104,343	—	153,464
Energy	47,057	75,447	—	122,504
Telecommunication services	5,162	43,850	—	49,012
Materials	35,095	5,054	1,719	41,868
Utilities	—	33,499	—	33,499
Miscellaneous	26,193	106,701	—	132,894
Preferred securities	1,156	—	—	1,156
Rights & warrants	—	65,266	—	65,266
Bonds, notes & other debt instruments	—	100,840	—	100,840
Short-term securities	—	395,604	—	395,604
Total	$786,501	$1,894,558	$1,751	$2,682,810

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$86	$—	$86
Liabilities:
Unrealized depreciation on forward currency contracts	—	(57)	—	(57)
Total	$—	$29	$—	$29

*	Securities with a value of $1,299,479,000, which represented 48.24% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,085,579	$—	$—	$1,085,579
Information technology	1,082,459	—	—	1,082,459
Industrials	985,450	—	—	985,450
Telecommunication services	796,773	—	—	796,773
Consumer staples	706,310	—	—	706,310
Energy	429,429	—	—	429,429
Consumer discretionary	403,929	—	—	403,929
Materials	282,560	—	—	282,560
Financials	251,265	—	—	251,265
Utilities	232,442	—	—	232,442
Miscellaneous	337,176	—	—	337,176
Short-term securities	—	286,013	—	286,013
Total	$6,593,372	$286,013	$—	$6,879,385

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$184,024	$107,731	$—	$291,755
Consumer discretionary	157,699	92,686	—	250,385
Information technology	141,273	78,531	—	219,804
Industrials	121,755	96,289	—	218,044
Health care	96,292	55,212	—	151,504
Consumer staples	76,131	74,590	—	150,721
Telecommunication services	31,811	57,944	—	89,755
Energy	73,046	13,246	—	86,292
Materials	57,423	11,893	—	69,316
Utilities	13,885	25,384	—	39,269
Miscellaneous	41,231	47,218	—	88,449
Preferred securities	489	—	—	489
Bonds, notes & other debt instruments	—	2,532	—	2,532
Short-term securities	—	121,745	—	121,745
Total	$995,059	$785,001	$—	$1,780,060

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$133	$—	$133
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(75)	—	(75)
Total	$—	$58	$—	$58

*	Securities with a value of $656,554,000, which represented 36.95% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$3,840,604	$98,947	$—	$3,939,551
Information technology	3,783,764	95,463	—	3,879,227
Consumer discretionary	2,800,513	284,157	—	3,084,670
Financials	2,133,266	156,277	—	2,289,543
Consumer staples	1,905,031	203,962	—	2,108,993
Industrials	1,976,239	105,662	—	2,081,901
Energy	1,491,407	197,361	—	1,688,768
Materials	1,375,474	84,578	—	1,460,052
Telecommunication services	628,580	—	—	628,580
Utilities	264,461	—	—	264,461
Miscellaneous	718,761	162,796	—	881,557
Convertible stocks	4,272	4,560	—	8,832
Convertible bonds	—	46,232	—	46,232
Bonds, notes & other debt instruments	—	16,650	—	16,650
Short-term securities	—	1,849,775	—	1,849,775
Total	$20,922,372	$3,306,420	$—	$24,228,792

*	Securities with a value of $1,310,130,000, which represented 5.41% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$18,372	$191,387	$—	$209,759
Consumer staples	36,949	120,298	—	157,247
Consumer discretionary	—	122,712	—	122,712
Utilities	—	106,624	—	106,624
Health care	—	89,129	—	89,129
Industrials	—	66,498	—	66,498
Energy	19,763	20,716	—	40,479
Telecommunication services	2,240	31,721	—	33,961
Materials	2,076	26,271	—	28,347
Information technology	2,836	22,691	—	25,527
Convertible bonds	—	2,455	—	2,455
Bonds, notes & other debt instruments	—	14,984	—	14,984
Short-term securities	—	91,560	—	91,560
Total	$82,236	$907,046	$—	$989,282

*	Securities with a value of $791,391,000, which represented 79.71% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$21,881	$13,119	$—	$35,000
Financials	14,906	15,657	—	30,563
Utilities	3,838	18,636	—	22,474
Health care	8,625	10,599	—	19,224
Telecommunication services	8,269	9,754	—	18,023
Information technology	12,608	4,675	—	17,283
Consumer discretionary	5,357	9,296	—	14,653
Energy	12,518	1,912	—	14,430
Industrials	4,301	7,775	—	12,076
Materials	3,331	2,865	—	6,196
Miscellaneous	—	1,495	—	1,495
Convertible stocks	757	—	—	757
Bonds, notes & other debt instruments	—	37,185	—	37,185
Short-term securities	—	8,999	—	8,999
Total	$96,391	$141,967	$—	$238,358

*	Securities with a value of $95,783,000, which represented 40.41% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,555,207	$97,520	$—	$2,652,727
Consumer discretionary	1,948,928	21,192	—	1,970,120
Financials	1,619,454	—	—	1,619,454
Industrials	1,489,209	21,614	1	1,510,824
Health care	1,386,885	55,117	1,383	1,443,385
Energy	1,036,772	—	—	1,036,772
Consumer staples	676,504	97,102	—	773,606
Materials	738,680	—	—	738,680
Other	269,194	—	—	269,194
Miscellaneous	94,919	24,103	1,695	120,717
Convertible stocks	—	6,616	—	6,616
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,005,271	—	2,005,271
Corporate bonds & notes	—	1,451,702	11,400	1,463,102
Mortgage-backed obligations	—	835,631	—	835,631
Federal agency bonds & notes	—	71,020	—	71,020
Other	—	109,487	—	109,487
Short-term securities	—	2,127,067	—	2,127,067
Total	$11,815,752	$6,923,442	$14,479	$18,753,673

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,558	$—	$1,558
Liabilities:
Unrealized depreciation on interest rate swaps	—	(6,310)	—	(6,310)
Total	$—	$(4,752)	$—	$(4,752)

*	Securities with a value of $313,884,000, which represented 1.71% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$9,291	$16,183	$—	$25,474
Consumer staples	11,171	10,751	—	21,922
Health care	14,313	5,266	—	19,579
Information technology	8,310	9,420	—	17,730
Financials	4,401	12,671	—	17,072
Consumer discretionary	8,769	3,733	—	12,502
Energy	6,875	2,807	—	9,682
Materials	8,551	802	—	9,353
Utilities	—	3,692	—	3,692
Telecommunication services	1,287	1,609	—	2,896
Miscellaneous	—	1,221	—	1,221
Convertible bonds	—	265	—	265
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	30,548	—	30,548
U.S. Treasury bonds & notes	—	17,901	—	17,901
Corporate bonds & notes	—	13,402	—	13,402
Mortgage-backed obligations	—	6,123	—	6,123
Asset-backed obligations	—	322	—	322
Short-term securities	—	11,497	—	11,497
Total	$72,968	$148,213	$—	$221,181

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$132	$—	$132
Liabilities:
Unrealized depreciation on forward currency contracts	—	(68)	—	(68)
Total	$—	$64	$—	$64

*	Securities with a value of $67,674,000, which represented 30.86% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,786,383	$—	$3,786,383
Corporate bonds & notes	—	2,982,015	354	2,982,369
Mortgage-backed obligations	—	1,891,889	—	1,891,889
Bonds & notes of governments & government agencies outside the U.S.	—	252,023	—	252,023
Federal agency bonds & notes	—	112,582	—	112,582
Asset-backed obligations	—	100,900	—	100,900
Municipals	—	98,750	—	98,750
Preferred securities	658	—	—	658
Common stocks	697	—	728	1,425
Short-term securities	—	1,455,137	—	1,455,137
Total	$1,355	$10,679,679	$1,082	$10,682,116

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$178	$—	$178
Unrealized appreciation on interest rate swaps	—	13,978	—	13,978
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,210)	—	(1,210)
Unrealized depreciation on interest rate swaps	—	(12,141)	—	(12,141)
Total	$—	$805	$—	$805

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$296,926	$—	$296,926
Japanese yen	—	159,882	—	159,882
Danish kroner	—	95,932	—	95,932
Mexican pesos	—	91,231	—	91,231
Hungarian forints	—	75,688	—	75,688
Polish zloty	—	71,710	—	71,710
British pounds	—	60,146	—	60,146
Indian rupees	—	52,263	—	52,263
Malaysian ringgits	—	28,316	—	28,316
U.S. dollars	—	1,185,882	150	1,186,032
Other	—	52,719	—	52,719
Convertible stocks	—	222	—	222
Common stocks	653	194	268	1,115
Short-term securities	—	84,768	—	84,768
Total	$653	$2,255,879	$418	$2,256,950

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$4,136	$—	$4,136
Unrealized appreciation on interest rate swaps	—	713	—	713
Liabilities:
Unrealized depreciation on forward currency contracts	—	(1,470)	—	(1,470)
Unrealized depreciation on interest rate swaps	—	(648)	—	(648)
Total	$—	$2,731	$—	$2,731

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,498,214	$11,170	$1,509,384
Asset-backed obligations	—	2,983	—	2,983
Other	—	22,500	—	22,500
Convertible bonds	—	6,467	—	6,467
Convertible stocks	7,043	3,988	—	11,031
Common stocks	16,426	2,530	3,781	22,737
Short-term securities	—	181,157	—	181,157
Total	$23,469	$1,717,839	$14,951	$1,756,259

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$37	$—	$37
Unrealized appreciation on interest rate swaps	—	3	—	3
Unrealized appreciation on credit default swaps	—	706	—	706
Liabilities:
Unrealized depreciation on interest rate swaps	—	(277)	—	(277)
Total	$—	$469	$—	$469

*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Mortgage Fund

At December 31, 2015, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At December 31, 2015, all of the fund’s investments were classified as Level 2.

Cash Management Fund

At December 31, 2015, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks —The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

American Funds Insurance Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

American Funds Insurance Series

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

American Funds Insurance Series

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

American Funds Insurance Series

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2015, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts. As of December 31, 2015, International Growth and Income Fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $541,000.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

American Funds Insurance Series

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of December 31, 2015, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations. As of December 31, 2015, only High-Income Bond Fund had open credit default swaps. As of December 31, 2015, Bond Fund did not have any open credit default swaps. The average month-end notional amount of open credit default swaps while held was $69,300,000.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized

American Funds Insurance Series

appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of December 31, 2015, only Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund held futures contracts.

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts as of December 31, 2015 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$607	$1,367
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	7
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$—	$607	$1,374

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$590	$106	$950
Forward currency	Currency	Payables for closed forward currency contracts	—	9	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$590	$115	$950

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$2,184	$4,141	$3,508
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$2,184	$4,141	$3,508

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(1,958)	$94	$(3,684)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(1,958)	$94	$(3,684)

American Funds Insurance Series

			New World Fund	Global Growth and Income Fund	International Growth and Income Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$86	$133	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$86	$133	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$57	$75	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$57	$75	$—

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$2,386	$2,373	$9
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$2,386	$2,373	$9

Net unrealized depreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(537)	$(1,206)	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(537)	$(1,206)	$—

See end of tables for footnote.

American Funds Insurance Series

			Asset Allocation Fund	Global Balanced Fund	Bond Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$132	$178
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	104
Interest rate swaps	Interest	Net unrealized appreciation*	1,558	—	13,978
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$1,558	$132	$14,260

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$68	$1,210
Forward currency	Currency	Payables for closed forward currency contracts	—	1	—
Interest rate swaps	Interest	Net unrealized depreciation*	6,310	—	12,141
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$6,310	$69	$13,351

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized (loss) gain on forward currency contracts	$—	$(5)	$23,312
Interest rate swaps	Interest	Net realized (loss) gain on interest rate swaps	(6,911)	—	24,673
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$(6,911)	$(5)	$47,985

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) on forward currency contracts	$—	$(16)	$(5,894)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	4,375	—	9,298
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$4,375	$(16)	$3,404

American Funds Insurance Series

			Global Bond Fund	High- Income Bond Fund	Mortgage Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$4,136	$37	$—
Forward currency	Currency	Receivables for closed forward currency contracts	1,546	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	713	3	2,821
Credit default swaps	Credit	Net unrealized appreciation*	—	706	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$6,395	$746	$2,821

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$1,470	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	39	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	648	277	1,666
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$2,157	$277	$1,666

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$6,624	$1,167	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	1,875	1,109	2,444
Credit default swaps	Credit	Net realized loss on credit default swaps	—	(679)	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$8,499	$1,597	$2,444

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$1,831	$(196)	$—
Interest rate swaps	Interest	Net unrealized appreciation (depreciation) on interest rate swaps	240	(274)	1,961
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	706	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$2,071	$236	$1,961

See end of tables for footnote.

American Funds Insurance Series

			U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	27,879	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	38	101
Futures contracts	Currency	Net unrealized appreciation*	—	34	118
			$27,879	$72	$219

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	26,651	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	101	323
Futures contracts	Currency	Net unrealized depreciation*	—	14	62
			$26,651	$115	$385

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	32,833	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	—	(6,558)	(2,419)
Futures contracts	Currency	Net realized gain on futures contracts	—	203	1,131
			$32,833	$(6,355)	$(1,288)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	8,864	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation (depreciation) on futures contracts	—	397	(31)
Futures contracts	Currency	Net unrealized (depreciation) appreciation on futures contracts	—	(2)	14
			$8,864	$395	$(17)

American Funds Insurance Series

			Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	5	9	39
Futures contracts	Currency	Net unrealized appreciation*	23	31	57
			$28	$40	$96

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	98	160	1,613
Futures contracts	Currency	Net unrealized depreciation*	1	6	9
			$99	$166	$1,622

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(5,774)	(4,829)	(44,808)
Futures contracts	Currency	Net realized gain on futures contracts	123	133	444
			$(5,651)	$(4,696)	$(44,364)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation (depreciation) on futures contracts	33	53	(1,574)
Futures contracts	Currency	Net unrealized appreciation on futures contracts	17	13	48
			$50	$66	$(1,526)

*	Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and/or futures contracts as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series

Collateral — Funds that invest in forward currency contracts, interest rate swaps, credit default swaps, futures and/or future delivery contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2015 (dollars in thousands) if close-out netting was exercised:

Global Growth Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Liabilities:
Bank of America, N.A.	$492	$—	$(391)	$—	$101
Citibank	67	—	—	—	67
JPMorgan Chase	27	—	—	—	27
UBS AG	4	—	—	—	4
Total	$590	$—	$(391)	$—	$199

Global Small Capitalization Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$8	$—	$—	$—	$8
Citibank	180	—	—	—	180
HSBC Bank	419	—	—	—	419
Total	$607	$—	$—	$—	$607
Liabilities:
Barclays Bank PLC	$12	$—	$—	$—	$12
HSBC Bank	8	—	—	—	8
UBS AG	95	—	—	—	95
Total	$115	$—	$—	$—	$115

American Funds Insurance Series

International Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
HSBC Bank	$34	$—	$—	$—	$34
JPMorgan Chase	27	—	—	—	27
UBS AG	1,313	(305)	(592)	—	416
Total	$1,374	$(305)	$(592)	$—	$477
Liabilities:
Bank of America, N.A.	$82	$—	$(82)	$—	$—
Barclays Bank PLC	563	—	(290)	—	273
UBS AG	305	(305)	—	—	—
Total	$950	$(305)	$(372)	$—	$273

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$6	$—	$—	$—	$6
HSBC Bank	3	—	—	—	3
JPMorgan Chase	32	(32)	—	—	—
UBS AG	45	(2)	—	—	43
Total	$86	$(34)	$—	$—	$52
Liabilities:
Bank of America, N.A.	$22	$—	$—	$—	$22
JPMorgan Chase	33	(32)	—	—	1
UBS AG	2	(2)	—	—	—
Total	$57	$(34)	$—	$—	$23

Global Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Citibank	$132	$—	$—	$—	$132
HSBC Bank	1	(1)	—	—	—
Total	$133	$(1)	$—	$—	$132
Liabilities:
Bank of America, N.A.	$49	$—	$—	$—	$49
HSBC Bank	20	(1)	—	—	19
JPMorgan Chase	6	—	—	—	6
Total	$75	$(1)	$—	$—	$74

See end of tables for footnote.

American Funds Insurance Series

Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$16	$(1)	$—	$—	$15
Bank of New York Mellon	2	(2)	—	—	—
Barclays Bank PLC	3	(3)	—	—	—
Citibank	2	(2)	—	—	—
HSBC Bank	56	(15)	—	—	41
JPMorgan Chase	17	(17)	—	—	—
UBS AG	36	(15)	—	—	21
Total	$132	$(55)	$—	$—	$77
Liabilities:
Bank of America, N.A.	$1	$(1)	$—	$—	$—
Bank of New York Mellon	6	(2)	—	—	4
Barclays Bank PLC	4	(3)	—	—	1
Citibank	5	(2)	—	—	3
HSBC Bank	15	(15)	—	—	—
JPMorgan Chase	22	(17)	—	—	5
UBS AG	15	(15)	—	—	—
Total	$68	$(55)	$—	$—	$13

Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$82	$—	$—	$—	$82
HSBC Bank	22	(22)	—	—	—
JPMorgan Chase	82	(82)	—	—	—
UBS AG	96	(96)	—	—	—
Total	$282	$(200)	$—	$—	$82
Liabilities:
HSBC Bank	$188	$(22)	$(165)	$—	$1
JPMorgan Chase	179	(82)	—	—	97
UBS AG	843	(96)	(631)	—	116
Total	$1,210	$(200)	$(796)	$—	$214

American Funds Insurance Series

Global Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$506	$(55)	$(138)	$—	$313
Barclays Bank PLC	63	(63)	—	—	—
Citibank	1,225	(255)	(681)	—	289
HSBC Bank	1,065	(373)	(179)	—	513
JPMorgan Chase	1,906	(315)	(1,591)	—	—
UBS AG	917	(432)	(475)	—	10
Total	$5,682	$(1,493)	$(3,064)	$—	$1,125
Liabilities:
Bank of America, N.A.	$55	$(55)	$—	$—	$—
Barclays Bank PLC	79	(63)	—	—	16
Citibank	255	(255)	—	—	—
HSBC Bank	373	(373)	—	—	—
JPMorgan Chase	315	(315)	—	—	—
UBS AG	432	(432)	—	—	—
Total	$1,509	$(1,493)	$—	$—	$16

High-Income Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$15	$—	$—	$—	$15
Citibank	4	—	—	—	4
JPMorgan Chase	18	—	—	—	18
Total	$37	$—	$—	$—	$37

* Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2012. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced

American Funds Insurance Series

operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2008; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of recent rulings from European courts, some of the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2015. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures are as follows (dollars in thousands):

		Global Small				Blue Chip
	Global	Capitalization		International	New World	Income and
	Growth Fund	Fund	Growth Fund	Fund	Fund	Growth Fund
Undistributed ordinary income	$32,894	$11,421	$41,300	$11,250	$2,125	$89,456
Undistributed long-term capital gain	425,513	714,068	1,900,761	637,417	—	533,399
Capital loss carryforward:
No expiration	—	—	—	—	(72,641)	—
Gross unrealized appreciation on investment securities	1,512,267	940,270	7,478,382	1,041,002	405,000	1,468,083
Gross unrealized depreciation on investment securities	(258,822)	(744,246)	(873,638)	(718,553)	(334,420)	(507,028)
Net unrealized appreciation (depreciation) on investment securities	1,253,445	196,024	6,604,744	322,449	70,580	961,055
Cost of investment securities	4,302,332	4,033,768	15,252,627	7,141,968	2,612,230	5,918,330
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	15,146	14,239	(1,719)	33,875	(8,376)	(39)

American Funds Insurance Series

	Global		International	Capital	Asset	Global
	Growth and	Growth-	Growth and	Income	Allocation	Balanced
	Income Fund	Income Fund	Income Fund	Builder	Fund	Fund
Undistributed ordinary income	$5,232	$199,886	$2,684	$21	$58,950	$—
Late year ordinary loss deferral*	—	—	—	—	—	(355)
Undistributed long-term capital gain	—	2,563,501	4,647	—	463,050	—
Post-October capital loss deferral*	(12,225)	—	—	—	—	(855)
Capital loss carryforward:
No expiration	—	—	—	(1,684)	—	—
Expiring 2017	(17,429)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—
	(17,726)	—	—	(1,684)	—	—
Capital loss carryforward utilized	65,054	—	—	—	—	—
Gross unrealized appreciation on investment securities	324,795	6,548,185	71,259	5,806	3,813,700	26,516
Gross unrealized depreciation on investment securities	(132,129)	(1,562,902)	(121,048)	(15,033)	(793,503)	(12,642)
Net unrealized appreciation (depreciation) on investment securities	192,666	4,985,283	(49,789)	(9,227)	3,020,197	13,874
Cost of investment securities	1,587,394	19,243,509	1,039,071	247,585	15,733,476	207,307
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	9,254	(3,541)	507	156	5,352	(2,013)
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	(1)	—	—	—	—	—

					U.S.
					Government/
					AAA-Rated	Cash
		Global Bond	High-Income	Mortgage	Securities	Management
	Bond Fund	Fund	Bond Fund	Fund	Fund	Fund
Undistributed ordinary income	$74,947	$—	$20,431	$4,155	$51,560	$—
Late year ordinary loss deferral*	—	(7,647)	—	—	—	—
Undistributed long-term capital gain	18,561	1,747	—	185	17,063	—
Post-October capital loss deferral*	—	(655)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	(97,754)	—	—	—
Expiring 2017	—	—	(45,026)	—	—	—
	—	—	(142,780)	—	—	—

Gross unrealized appreciation on investment securities	92,033	12,260	3,774	2,645	17,245	31
Gross unrealized depreciation on investment securities	(175,438)	(135,822)	(280,015)	(3,021)	(32,309)	(5)
Net unrealized appreciation (depreciation) on investment securities	(83,405)	(123,562)	(276,241)	(376)	(15,064)	26
Cost of investment securities	10,765,521	2,380,512	2,032,500	448,511	3,196,906	363,003
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	33,980	(76,689)	(639)	2,584	21,268	1
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	10,829	—	—	—	1,711

See next page for footnote.

American Funds Insurance Series

			Managed
		Managed	Risk Blue	Managed	Managed
	Managed	Risk	Chip	Risk	Risk Asset
	Risk Growth	International	Income and	Growth-	Allocation
	Fund	Fund	Growth Fund	Income Fund	Fund
Undistributed ordinary income	$328	$839	$2,223	$1,328	$34,133
Undistributed long-term capital gain	14,998	2,179	5,911	8,464	93,485
Capital loss carryforward utilized	—	319	1,316	—	—
Gross unrealized appreciation on investment securities	—	—	—	—	—
Gross unrealized depreciation on investment securities	(14,331)	(11,365)	(15,446)	(12,996)	(137,768)
Net unrealized appreciation (depreciation) on investment securities	(14,331)	(11,365)	(15,446)	(12,996)	(137,768)
Cost of investment securities	157,365	91,955	149,519	133,326	2,788,804
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	(83)	(65)	725	327	16,701

*	These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$34,454	$137,198	$171,652	$21,714	$149,231	$170,945
Class 2	74,382	349,551	423,933	46,982	409,357	456,339
Class 4	1,272	4,175	5,447	185	729	914
Total	$110,108	$490,924	$601,032	$68,881	$559,317	$628,198

Global Small Capitalization Fund

	Year ended December 31, 2015			Year ended December 31, 2014
						Total
			Total			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$14,631	$107,277	$121,908	$4,791	$5,850	$10,641
Class 2	24,973	183,098	208,071	3,426	12,856	16,282
Class 4	189	1,383	1,572	8	35	43
Total	$39,793	$291,758	$331,551	$8,225	$18,741	$26,966

Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$59,092	$1,460,328	$1,519,420	$101,536	$338,191	$439,727
Class 2	88,259	3,114,763	3,203,022	120,723	770,692	891,415
Class 3	1,311	42,040	43,351	2,019	10,176	12,195
Class 4	2,709	9,375	12,084	204	355	559
Total	$151,371	$4,626,506	$4,777,877	$224,482	$1,119,414	$1,343,896

American Funds Insurance Series

International Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$63,527	$196,800	$260,327	$56,042	$—	$56,042
Class 2	64,651	245,172	309,823	62,808	—	62,808
Class 3	540	2,060	2,600	586	—	586
Class 4	657	2,035	2,692	253	—	253
Total	$129,375	$446,067	$575,442	$119,689	$—	$119,689

New World Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$33,998	$63,241	$97,239	$22,533	$136,762	$159,295
Class 2	20,466	43,910	64,376	14,710	118,828	133,538
Class 4	2,315	4,736	7,051	712	2,416	3,128
Total	$56,779	$111,887	$168,666	$37,955	$258,006	$295,961

Blue Chip Income and Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$104,537	$336,268	$440,805	$110,127	$—	$110,127
Class 2	88,048	328,339	416,387	111,072	—	111,072
Class 4	650	1,651	2,301	214	—	214
Total	$193,235	$666,258	$859,493	$221,413	$—	$221,413

Global Growth and Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$6,244	$—	$6,244	$7,433	$—	$7,433
Class 2	30,016	—	30,016	59,444	—	59,444
Class 4	79	—	79	55	—	55
Total	$36,339	$—	$36,339	$66,932	$—	$66,932

Growth-Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$211,212	$1,523,989	$1,735,201	$160,312	$481,640	$641,952
Class 2	227,897	1,955,599	2,183,496	182,884	707,921	890,805
Class 3	2,968	24,839	27,807	2,464	9,150	11,614
Class 4	5,428	7,004	12,432	336	338	674
Total	$447,505	$3,511,431	$3,958,936	$345,996	$1,199,049	$1,545,045

American Funds Insurance Series

International Growth and Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$17,822	$15,393	$33,215	$23,471	$7,090	$30,561
Class 2	5,743	5,535	11,278	7,334	2,491	9,825
Class 4	671	578	1,249	564	75	639
Total	$24,236	$21,506	$45,742	$31,369	$9,656	$41,025

Capital Income Builder

	Year ended December 31, 2015					Year ended December 31, 2014*
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class 1	$1,286		$—	$1,286		$409		$—	$409
Class 2	—	†	—	—	†	—	†	—	—	†
Class 4	3,002		—	3,002		520		—	520
Total	$4,288		$—	$4,288		$929		$—	$929

Asset Allocation Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$310,613	$785,247	$1,095,860	$244,441	$487,101	$731,542
Class 2	126,004	335,062	461,066	104,039	252,911	356,950
Class 3	927	2,404	3,331	774	1,837	2,611
Class 4	36,628	4,226	40,854	434	247	681
Total	$474,172	$1,126,939	$1,601,111	$349,688	$742,096	$1,091,784

Global Balanced Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$596	$605	$1,201	$559		$943		$1,502
Class 2	1,802	2,359	4,161	2,317		4,536		6,853
Class 4	5	4	9	—	†	—	†	—	†
Total	$2,403	$2,968	$5,371	$2,876		$5,479		$8,355

American Funds Insurance Series

Bond Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$195,551	$20,064	$215,615	$106,599	$1,717	$108,316
Class 2	141,408	16,478	157,886	88,930	1,704	90,634
Class 4	1,556	156	1,712	497	3	500
Total	$338,515	$36,698	$375,213	$196,026	$3,424	$199,450

Global Bond Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$21,903	$12,052	$33,955	$21,017	$10,164	$31,181
Class 2	23,532	13,266	36,798	17,806	12,830	30,636
Class 4	81	46	127	57	4	61
Total	$45,516	$25,364	$70,880	$38,880	$22,998	$61,878

High-Income Bond Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$65,080	$—	$65,080	$60,248	$—	$60,248
Class 2	48,382	—	48,382	55,536	—	55,536
Class 3	742	—	742	966	—	966
Class 4	83	—	83	46	—	46
Total	$114,287	$—	$114,287	$116,796	$—	$116,796

Mortgage Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$7,999	$—	$7,999	$2,595	$—	$2,595
Class 2	1,499	—	1,499	364	—	364
Class 4	168	—	168	4	—	4
Total	$9,666	$—	$9,666	$2,963	$—	$2,963

See end of tables for footnotes.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$35,624	$1,712	$37,336	$22,540	$—	$22,540
Class 2	35,376	1,904	37,280	18,675	—	18,675
Class 3	253	13	266	143	—	143
Class 4	821	26	847	325	—	325
Total	$72,074	$3,655	$75,729	$41,683	$—	$41,683

Managed Risk Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$—	$—	$—	$2	$3	$5
Class P2	—	—	—	532	1,325	1,857
Total	$—	$—	$—	$534	$1,328	$1,862

Managed Risk International Fund

	Year ended December 31, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$—	†	$—	$—	†	$2	$—	$2
Class P2	14		—	14		508	—	508
Total	$14		$—	$14		$510	$—	$510

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$1	$—	$1	$6	$—	$6
Class P2	529	—	529	2,173	—	2,173
Total	$530	$—	$530	$2,179	$—	$2,179

Managed Risk Growth-Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$3	$—	$3	$2	$3	$5
Class P2	64	—	64	641	1,587	2,228
Total	$67	$—	$67	$643	$1,590	$2,233

American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$9,630	$8,843	$18,473	$581	$—	$581
Class P2	28,454	39,547	68,001	976	—	976
Total	$38,084	$48,390	$86,474	$1,557	$—	$1,557

*	For the period May 1, 2014, commencement of operations, through December 31, 2014.
†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees. Effective January 1, 2016, CRMC reduced the investment advisory services fee from an annual rate of 0.25% of average daily net assets to 0.15% of average daily net assets for the managed risk funds.

Investment advisory services waiver — The series’ board of trustees approved an amended agreement for Blue Chip Income and Growth Fund effective February 1, 2015, decreasing the annual rates on daily net assets in excess of $6.5 billion to 0.360%. During the year ended December 31, 2015, CRMC voluntarily reduced investment advisory services fees to the new breakpoint and rate in advance of the effective date of the amended agreement. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2015, total investment advisory services fees waived by CRMC were $3,308,000.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after any investment advisory services waivers, are as follows:

					For the	For the
					period ended	period ended
	Rates		Net asset level (in billions)		December 31,	December 31,
	Beginning	Ending		In excess	2015,	2015,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.69	.69
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.50	.50
New World Fund	.850	.620	.5	2.5	.72	.72
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.64	.64
Capital Income Builder Fund	.500		all		.50	.50
Asset Allocation Fund	.500	.244	.6	13.0	.27	.27
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.34	.34
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.13
Managed Risk International Fund	.250		all		.25	.13
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.13
Managed Risk Growth-Income Fund	.250		all		.25	.13
Managed Risk Asset Allocation Fund	.250		all		.25	.13

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2015, total expenses reimbursed by CRMC were $710,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$161
Class 2	10,002	—	400
Class 4	126	126	5
Total class-specific expenses	$10,128	$126	$566

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$166
Class 2	6,818	—	273
Class 4	57	57	2
Total class-specific expenses	$6,875	$57	$441

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$712
Class 2	37,771	—	1,511
Class 3	369	—	21
Class 4	254	254	10
Total class-specific expenses	$38,394	$254	$2,254

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$350
Class 2	10,878	—	435
Class 3	66	—	4
Class 4	86	86	3
Total class-specific expenses	$11,030	$86	$792

New World Fund
		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$153
Class 2	2,617	—	105
Class 4	289	289	11
Total class-specific expenses	$2,906	$289	$269

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$363
Class 2	8,762	—	350
Class 4	48	48	2
Total class-specific expenses	$8,810	$48	$715

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$25
Class 2	4,032	—	161
Class 4	7	7	—	*
Total class-specific expenses	$4,039	$7	$186

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$1,092
Class 2	34,464	—	1,378
Class 3	316	—	18
Class 4	273	273	11
Total class-specific expenses	$35,053	$273	$2,499

See end of tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$76
Class 2	659		—		26
Class 4	71		71		3
Total class-specific expenses	$730		$71		$105

Capital Income Builder

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$4
Class 2	—		—		—
Class 4	279		279		11
Total class-specific expenses	$279		$279		$15

Asset Allocation Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$1,221
Class 2	13,185		—		527
Class 3	69		—		4
Class 4	1,153		1,154		46
Total class-specific expenses	$14,407		$1,154		$1,798

Global Balanced Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$4
Class 2	446		—		18
Class 4	—	*	—	*	—	*
Total class-specific expenses	$446		$—	*	$22

Bond Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$543
Class 2	10,969		—		439
Class 4	108		108		4
Total class-specific expenses	$11,077		$108		$986

Global Bond Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$117
Class 2	3,273		—		131
Class 4	12		12		1
Total class-specific expenses	$3,285		$12		$249

High-Income Bond Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$105
Class 2	2,198		—		88
Class 3	26		—		2
Class 4	6		6		—	*
Total class-specific expenses	$2,230		$6		$195

Mortgage Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$28
Class 2	140		—		6
Class 4	8		9		—	*
Total class-specific expenses	$148		$9		$34

U.S. Government/AAA-Rated Securities Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$156
Class 2	4,169		—		167
Class 3	21		—		1
Class 4	76		76		3
Total class-specific expenses	$4,266		$76		$327

Cash Management Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$4
Class 2	769		—		31
Class 3	11		—		1
Class 4	24		24		1
Total class-specific expenses	$804		$24		$37

American Funds Insurance Series

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	286	286
Total class-specific expenses	$286	$286

Managed Risk International Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	173	173
Total class-specific expenses	$173	$173

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	312	312
Total class-specific expenses	$312	$312

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	253	253
Total class-specific expenses	$253	$253

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$1,139
Class P2	4,697	4,697
Total class-specific expenses	$4,697	$5,836

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$51	$1		$52
Global Small Capitalization Fund	38	1		39
Growth Fund	202	4		206
International Fund	71	1		72
New World Fund	24	1		25
Blue Chip Income and Growth Fund	64	1		65
Global Growth and Income Fund	17	—	*	17
Growth-Income Fund	225	4		229
International Growth and Income Fund	9	—	*	9
Capital Income Builder	1	—	*	1
Asset Allocation Fund	159	3		162
Global Balanced Fund	2	—	*	2
Bond Fund	87	1		88
Global Bond Fund	23	—	*	23
High-Income Bond Fund	18	—	*	18
Mortgage Fund	3	—	*	3
U.S. Government/AAA-Rated Securities Fund	30	—	*	30
Cash Management Fund	3	—	*	3
Managed Risk Growth Fund	1	—	*	1
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	1	—	*	1
Managed Risk Growth-Income Fund	1	—	*	1
Managed Risk Asset Allocation Fund	19	1		20

*	Amount less than one thousand.

American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$242,608	8,797	$171,652	6,332	$(284,375)	(10,186)	$129,885	4,943
Class 2	63,278	2,321	423,933	15,756	(513,101)	(18,595)	(25,890)	(518)
Class 4	80,540	2,928	5,447	203	(10,490)	(389)	75,497	2,742
Total net increase (decrease)	$386,426	14,046	$601,032	22,291	$(807,966)	(29,170)	$179,492	7,167

Year ended December 31, 2014

Class 1	$184,637	6,455	$170,945	6,260	$(174,151)	(6,124)	$181,431	6,591
Class 2	63,364	2,246	456,339	16,834	(541,744)	(19,183)	(22,041)	(103)
Class 4	19,507	693	914	33	(1,305)	(47)	19,116	679
Total net increase (decrease)	$267,508	9,394	$628,198	23,127	$(717,200)	(25,354)	$178,506	7,167

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$513,999	19,169	$121,908	4,341	$(211,242)	(7,700)	$424,665	15,810
Class 2	80,928	3,206	208,071	7,558	(354,071)	(13,220)	(65,072)	(2,456)
Class 4	29,896	1,122	1,572	57	(6,551)	(252)	24,917	927
Total net increase (decrease)	$624,823	23,497	$331,551	11,956	$(571,864)	(21,172)	$384,510	14,281

Year ended December 31, 2014

Class 1	$271,446	10,305	$10,641	409	$(129,888)	(4,940)	$152,199	5,774
Class 2	61,975	2,423	16,282	630	(344,027)	(13,338)	(265,770)	(10,285)
Class 4	11,043	422	43	1	(3,103)	(119)	7,983	304
Total net increase (decrease)	$344,464	13,150	$26,966	1,040	$(477,018)	(18,397)	$(105,588)	(4,207)

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$545,748	7,598	$1,516,077	22,116	$(1,366,376)	(18,624)	$695,449	11,090
Class 2	178,141	2,443	3,203,022	46,982	(2,197,881)	(29,528)	1,183,282	19,897
Class 3	783	11	43,350	629	(28,825)	(389)	15,308	251
Class 4	382,752	5,567	12,085	178	(12,814)	(184)	382,023	5,561
Total net increase (decrease)	$1,107,424	15,619	$4,774,534	69,905	$(3,605,896)	(48,725)	$2,276,062	36,799

Year ended December 31, 2014

Class 1	$427,546	5,435	$439,268	5,684	$(902,919)	(11,466)	$(36,105)	(347)
Class 2	161,775	2,066	891,416	11,588	(2,361,274)	(30,194)	(1,308,083)	(16,540)
Class 3	818	10	12,194	157	(26,290)	(333)	(13,278)	(166)
Class 4	19,956	255	559	7	(2,162)	(28)	18,353	234
Total net increase (decrease)	$610,095	7,766	$1,343,437	17,436	$(3,292,645)	(42,021)	$(1,339,113)	(16,819)

American Funds Insurance Series

International Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$613,096	30,399	$260,327	13,102	$(308,218)	(15,161)	$565,205	28,340
Class 2	243,300	12,263	309,824	15,584	(460,836)	(22,675)	92,288	5,172
Class 3	591	29	2,600	130	(5,955)	(292)	(2,764)	(133)
Class 4	37,705	1,848	2,691	136	(6,576)	(332)	33,820	1,652
Total net increase (decrease)	$894,692	44,539	$575,442	28,952	$(781,585)	(38,460)	$688,549	35,031

Year ended December 31, 2014

Class 1	$380,142	17,940	$56,042	2,782	$(341,755)	(16,103)	$94,429	4,619
Class 2	227,750	10,810	62,808	3,135	(1,641,111)	(78,073)	(1,350,553)	(64,128)
Class 3	229	10	585	29	(7,077)	(334)	(6,263)	(295)
Class 4	17,887	843	253	13	(1,144)	(54)	16,996	802
Total net increase (decrease)	$626,008	29,603	$119,688	5,959	$(1,991,087)	(94,564)	$(1,245,391)	(59,002)

New World Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$250,385	12,453	$97,239	4,794	$(74,017)	(3,664)	$273,607	13,583
Class 2	52,944	2,691	64,376	3,193	(146,327)	(7,294)	(29,007)	(1,410)
Class 4	120,968	6,065	7,051	351	(7,843)	(403)	120,176	6,013
Total net increase (decrease)	$424,297	21,209	$168,666	8,338	$(228,187)	(11,361)	$364,776	18,186

Year ended December 31, 2014

Class 1	$324,674	13,748	$159,199	6,820	$(159,490)	(6,712)	$324,383	13,856
Class 2	67,274	3,007	133,538	5,749	(199,405)	(8,528)	1,407	228
Class 4	66,188	2,863	3,128	137	(4,760)	(202)	64,556	2,798
Total net increase (decrease)	$458,136	19,618	$295,865	12,706	$(363,655)	(15,442)	$390,346	16,882

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$452,522	32,801	$437,325	32,701	$(252,335)	(18,381)	$637,512	47,121
Class 2	32,390	2,382	416,386	31,379	(427,875)	(31,163)	20,901	2,598
Class 4	28,833	2,128	2,302	174	(5,348)	(390)	25,787	1,912
Total net increase (decrease)	$513,745	37,311	$856,013	64,254	$(685,558)	(49,934)	$684,200	51,631

Year ended December 31, 2014

Class 1	$634,484	44,701	$109,528	7,600	$(357,453)	(25,605)	$386,559	26,696
Class 2	30,187	2,104	111,072	7,771	(593,568)	(42,833)	(452,309)	(32,958)
Class 4	11,406	792	215	15	(2,557)	(182)	9,064	625
Total net increase (decrease)	$676,077	47,597	$220,815	15,386	$(953,578)	(68,620)	$(56,686)	(5,637)

See end of tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$123,370	9,539	$5,769	464	$(24,549)	(1,895)	$104,590	8,108
Class 2	31,965	2,464	30,016	2,406	(222,457)	(17,093)	(160,476)	(12,223)
Class 4	7,444	579	79	6	(4,032)	(318)	3,491	267
Total net increase (decrease)	$162,779	12,582	$35,864	2,876	$(251,038)	(19,306)	$(52,395)	(3,848)

Year ended December 31, 2014

Class 1	$34,831	2,706	$7,340	582	$(51,693)	(4,103)	$(9,522)	(815)
Class 2	29,379	2,291	59,444	4,718	(264,395)	(20,538)	(175,572)	(13,529)
Class 4	1,666	129	55	4	(780)	(61)	941	72
Total net increase (decrease)	$65,876	5,126	$66,839	5,304	$(316,868)	(24,702)	$(184,153)	(14,272)

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$1,314,853	26,814	$1,729,526	36,549	$(1,566,420)	(31,547)	$1,477,959	31,816
Class 2	145,682	2,979	2,183,497	46,507	(1,808,597)	(36,727)	520,582	12,759
Class 3	517	9	27,807	587	(26,339)	(533)	1,985	63
Class 4	400,638	8,616	12,432	270	(15,657)	(325)	397,413	8,561
Total net increase (decrease)	$1,861,690	38,418	$3,953,262	83,913	$(3,417,013)	(69,132)	$2,397,939	53,199

Year ended December 31, 2014

Class 1	$1,350,590	26,045	$641,213	12,554	$(1,449,140)	(28,021)	$542,663	10,578
Class 2	146,775	2,843	890,805	17,580	(2,265,133)	(44,088)	(1,227,553)	(23,665)
Class 3	1,337	25	11,614	227	(29,526)	(570)	(16,575)	(318)
Class 4	28,729	553	674	13	(2,803)	(54)	26,600	512
Total net increase (decrease)	$1,527,431	29,466	$1,544,306	30,374	$(3,746,602)	(72,733)	$(674,865)	(12,893)

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$15,184	932	$33,215	2,124	$(9,326)	(556)	$39,073	2,500
Class 2	42,188	2,495	11,279	722	(19,855)	(1,216)	33,612	2,001
Class 4	17,667	1,083	1,248	81	(3,033)	(190)	15,882	974
Total net increase (decrease)	$75,039	4,510	$45,742	2,927	$(32,214)	(1,962)	$88,567	5,475

Year ended December 31, 2014

Class 1	$135,449	7,581	$30,562	1,854	$(65,051)	(3,745)	$100,960	5,690
Class 2	16,759	964	9,825	597	(18,584)	(1,055)	8,000	506
Class 4	21,190	1,211	639	39	(921)	(52)	20,908	1,198
Total net increase (decrease)	$173,398	9,756	$41,026	2,490	$(84,556)	(4,852)	$129,868	7,394

American Funds Insurance Series

Capital Income Builder

	Proceeds from initial capitalization			Sales[1]				Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount		Shares		Amount	Shares	Amount		Shares

Year ended December 31, 2015

Class 1	$—	—		$61,778		6,412		$1,286		136		$(1,229)	(132)	$61,835		6,416
Class 2	—	—		—		—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	—	—		111,713		11,396		3,002		315		(5,308)	(549)	109,407		11,162
Total net increase (decrease)	$—	—		$173,491		17,808		$4,288		451		$(6,537)	(681)	$171,242		17,578

Year ended December 31, 2014[3]

Class 1	$19,998	2,000		$154		16		$409		41		$(36)	(4)	$20,525		2,053
Class 2	1	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	1		—
Class 4	1	—	[2]	56,746		5,678		520		53		(1,130)	(113)	56,137		5,618
Total net increase (decrease)	$20,000	2,000		$56,900		5,694		$929		94		$(1,166)	(117)	$76,663		7,671

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$1,535,220	71,399	$1,095,859		52,092		$(2,848,179)	(133,856)	$(217,100)	(10,365)
Class 2	124,804	5,833	461,066		22,110		(682,572)	(32,022)	(96,702)	(4,079)
Class 3	856	40	3,331		159		(4,803)	(223)	(616)	(24)
Class 4	2,429,290	115,496	40,855		1,991		(12,761)	(607)	2,457,384	116,880
Total net increase (decrease)	$4,090,170	192,768	$1,601,111		76,352		$(3,548,315)	(166,708)	$2,142,966	102,412

Year ended December 31, 2014

Class 1	$1,900,080	84,968	$731,542		33,258		$(1,038,802)	(46,153)	$1,592,820	72,073
Class 2	155,081	6,998	356,950		16,361		(715,536)	(32,277)	(203,505)	(8,918)
Class 3	1,259	57	2,611		118		(6,288)	(281)	(2,418)	(106)
Class 4	32,797	1,481	681		31		(2,050)	(94)	31,428	1,418
Total net increase (decrease)	$2,089,217	93,504	$1,091,784		49,768		$(1,762,676)	(78,805)	$1,418,325	64,467

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$16,784	1,513	$1,201		111		$(5,668)	(512)	$12,317	1,112
Class 2	15,210	1,360	4,161		386		(21,309)	(1,924)	(1,938)	(178)
Class 4	659	60	9		1		(1)	— [2]	667	61
Total net increase (decrease)	$32,653	2,933	$5,371		498		$(26,978)	(2,436)	$11,046	995

Year ended December 31, 2014

Class 1	$229	20	$1,503		134		$(127)	(11)	$1,605	143
Class 2	29,687	2,589	6,852		616		(9,380)	(820)	27,159	2,385
Class 4	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Total net increase (decrease)	$29,916	2,609	$8,355		750		$(9,507)	(831)	$28,764	2,528

See end of tables for footnotes.

American Funds Insurance Series

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$1,036,298	93,861	$213,571	19,839	$(300,859)	(27,378)	$949,010	86,322
Class 2	110,070	10,143	157,887	14,830	(551,976)	(50,779)	(284,019)	(25,806)
Class 4	43,727	4,005	1,711	160	(13,279)	(1,216)	32,159	2,949
Total net increase (decrease)	$1,190,095	108,009	$373,169	34,829	$(866,114)	(79,373)	$697,150	63,465

Year ended December 31, 2014

Class 1	$754,186	68,208	$107,710	9,742	$(542,787)	(48,790)	$319,109	29,160
Class 2	177,278	16,106	90,634	8,290	(619,817)	(56,644)	(351,905)	(32,248)
Class 4	31,784	2,869	501	45	(5,766)	(522)	26,519	2,392
Total net increase (decrease)	$963,248	87,183	$198,845	18,077	$(1,168,370)	(105,956)	$(6,277)	(696)

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$165,830	14,553	$33,954	3,037	$(282,448)	(25,245)	$(82,664)	(7,655)
Class 2	33,635	2,962	36,798	3,309	(158,924)	(14,073)	(88,491)	(7,802)
Class 4	3,452	304	128	12	(1,543)	(134)	2,037	182
Total net increase (decrease)	$202,917	17,819	$70,880	6,358	$(442,915)	(39,452)	$(169,118)	(15,275)

Year ended December 31, 2014

Class 1	$241,123	19,710	$31,181	2,593	$(156,449)	(12,855)	$115,855	9,448
Class 2	24,571	2,029	30,636	2,560	(157,807)	(13,005)	(102,600)	(8,416)
Class 4	4,775	392	61	5	(626)	(52)	4,210	345
Total net increase (decrease)	$270,469	22,131	$61,878	5,158	$(314,882)	(25,912)	$17,465	1,377

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$223,032	21,529	$65,080	6,936	$(148,108)	(14,222)	$140,004	14,243
Class 2	32,524	3,169	48,382	5,222	(137,078)	(13,259)	(56,172)	(4,868)
Class 3	2,044	194	742	79	(5,538)	(528)	(2,752)	(255)
Class 4	16,932	1,527	83	8	(16,023)	(1,447)	992	88
Total net increase (decrease)	$274,532	26,419	$114,287	12,245	$(306,747)	(29,456)	$82,072	9,208

Year ended December 31, 2014

Class 1	$226,447	20,029	$60,198	5,726	$(69,861)	(6,187)	$216,784	19,568
Class 2	27,460	2,460	55,536	5,341	(167,244)	(15,003)	(84,248)	(7,202)
Class 3	1,235	109	966	91	(4,384)	(388)	(2,183)	(188)
Class 4	5,476	487	46	4	(5,386)	(472)	136	19
Total net increase (decrease)	$260,618	23,085	$116,746	11,162	$(246,875)	(22,050)	$130,489	12,197

American Funds Insurance Series

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$41,987	3,898	$7,999	754		$(67,729)	(6,313)	$(17,743)	(1,661)
Class 2	10,830	1,011	1,499	142		(5,502)	(512)	6,827	641
Class 4	15,842	1,482	168	16		(4,875)	(457)	11,135	1,041
Total net increase (decrease)	$68,659	6,391	$9,666	912		$(78,106)	(7,282)	$219	21

Year ended December 31, 2014

Class 1	$98,137	9,226	$2,596	243		$(16,394)	(1,558)	$84,339	7,911
Class 2	7,547	713	364	34		(6,687)	(633)	1,224	114
Class 4	978	92	3	—	[2]	(513)	(48)	468	44
Total net increase (decrease)	$106,662	10,031	$2,963	277		$(23,594)	(2,239)	$86,031	8,069

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$70,484	5,630	$37,336	3,026		$(397,508)	(31,768)	$(289,688)	(23,112)
Class 2	24,610	1,988	37,280	3,053		(190,136)	(15,348)	(128,246)	(10,307)
Class 3	1,477	118	266	21		(3,640)	(290)	(1,897)	(151)
Class 4	50,075	4,027	847	69		(25,031)	(2,017)	25,891	2,079
Total net increase (decrease)	$146,646	11,763	$75,729	6,169		$(616,315)	(49,423)	$(393,940)	(31,491)

Year ended December 31, 2014

Class 1	$137,157	11,139	$22,540	1,819		$(82,815)	(6,714)	$76,882	6,244
Class 2	28,567	2,357	18,675	1,521		(200,417)	(16,407)	(153,175)	(12,529)
Class 3	1,459	118	143	11		(3,611)	(293)	(2,009)	(164)
Class 4	41,142	3,315	325	26		(20,338)	(1,649)	21,129	1,692
Total net increase (decrease)	$208,325	16,929	$41,683	3,377		$(307,181)	(25,063)	$(57,173)	(4,757)

Cash Management Fund
	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$19,088	1,694	$—	—		$(28,360)	(2,517)	$(9,272)	(823)
Class 2	133,190	12,075	—	—		(161,001)	(14,591)	(27,811)	(2,516)
Class 3	4,437	398	—	—		(5,921)	(532)	(1,484)	(134)
Class 4	30,215	2,699	—	—		(21,575)	(1,926)	8,640	773
Total net increase (decrease)	$186,930	16,866	$—	—		$(216,857)	(19,566)	$(29,927)	(2,700)

Year ended December 31, 2014

Class 1	$30,209	2,674	$—	—		$(38,206)	(3,382)	$(7,997)	(708)
Class 2	155,395	14,015	—	—		(217,194)	(19,587)	(61,799)	(5,572)
Class 3	4,241	379	—	—		(4,604)	(411)	(363)	(32)
Class 4	14,839	1,316	—	—		(7,600)	(674)	7,239	642
Total net increase (decrease)	$204,684	18,384	$—	—		$(267,604)	(24,054)	$(62,920)	(5,670)

See end of tables for footnotes.

American Funds Insurance Series

Managed Risk Growth Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class P1	$308	27		$—		—		$(70)	(6)	$238	21
Class P2	74,489	6,445		—		—		(7,945)	(689)	66,544	5,756
Total net increase (decrease)	$74,797	6,472		$—		—		$(8,015)	(695)	$66,782	5,777

Year ended December 31, 2014

Class P1	$23	2		$5		—	[2]	$(6)	(1)	$22	1
Class P2	58,735	5,108		1,857		164		(8,675)	(742)	51,917	4,530
Total net increase (decrease)	$58,758	5,110		$1,862		164		$(8,681)	(743)	$51,939	4,531

Managed Risk International Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class P1	$44	5		$—	[2]	—	[2]	$— [2]	— [2]	$44	5
Class P2	46,083	4,510		14		2		(2,628)	(265)	43,469	4,247
Total net increase (decrease)	$46,127	4,515		$14		2		$(2,628)	(265)	$43,513	4,252

Year ended December 31, 2014

Class P1	$14	1		$2		—	[2]	$— [2]	— [2]	$16	1
Class P2	38,069	3,583		508		50		(6,673)	(626)	31,904	3,007
Total net increase (decrease)	$38,083	3,584		$510		50		$(6,673)	(626)	$31,920	3,008

Managed Risk Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class P1	$2	—	[2]	$1		—	[2]	$(22)	(1)	$(19)	(1)
Class P2	70,110	6,160		529		48		(20,979)	(1,845)	49,660	4,363
Total net increase (decrease)	$70,112	6,160		$530		48		$(21,001)	(1,846)	$49,641	4,362

Year ended December 31, 2014

Class P1	$86	7		$6		—	[2]	$(2)	— [2]	$90	7
Class P2	77,239	6,603		2,173		185		(9,167)	(776)	70,245	6,012
Total net increase (decrease)	$77,325	6,610		$2,179		185		$(9,169)	(776)	$70,335	6,019

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class P1	$623	53	$3	—	[2]	$(17)	(1)	$609	52
Class P2	57,640	4,977	64	6		(7,010)	(604)	50,694	4,379
Total net increase (decrease)	$58,263	5,030	$67	6		$(7,027)	(605)	$51,303	4,431

Year ended December 31, 2014

Class P1	$21	2	$5	—	[2]	$— [2]	— [2]	$26	2
Class P2	60,935	5,124	2,228	191		(10,957)	(913)	52,206	4,402
Total net increase (decrease)	$60,956	5,126	$2,233	191		$(10,957)	(913)	$52,232	4,404

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class P1	$452,013	37,546	$18,473	1,532		$(10,594)	(913)	$459,892	38,165
Class P2	355,940	29,485	68,001	5,622		(161,379)	(13,400)	262,562	21,707
Total net increase (decrease)	$807,953	67,031	$86,474	7,154		$(171,973)	(14,313)	$722,454	59,872

Year ended December 31, 2014

Class P1	$158,370	13,095	$581	47		$(9)	(1)	$158,942	13,141
Class P2	996,253	82,884	976	80		(55,636)	(4,564)	941,593	78,400
Total net increase (decrease)	$1,154,623	95,979	$1,557	127		$(55,645)	(4,565)	$1,100,535	91,541

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2014, commencement of operations, through December 31, 2014.

9. Investment transactions and other disclosures

The following tables present additional information for the year ended December 31, 2015 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,567,789	$1,397,055	$4,213,039	$2,816,740	$1,165,153	$1,796,716
Sales of investment securities*	1,889,682	1,705,870	6,252,951	2,644,950	910,305	1,843,579
Non-U.S. taxes paid on dividend income	5,449	1,585	6,470	11,599	2,790	1,249
Non-U.S. taxes paid on interest income	—	—	—	—	33	—
Non-U.S. taxes paid (refunded) on realized gains	308	6	—	161	2,020	—
Non-U.S. taxes provided on unrealized gains	235	1,139	—	1,058	982	—
Dividends from affiliated issuers	—	90	3,463	—	—	—
Net realized (loss) gain from affiliated issuers	—	(6,757)	15,650	—	—	—

See end of tables for footnote.

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$651,031	$5,834,805	$395,724	$329,182	$11,929,561	$159,928
Sales of investment securities*	738,432	6,706,328	333,705	174,057	11,549,144	145,372
Non-U.S. taxes paid on dividend income	2,864	7,002	2,244	174	4,581	190
Non-U.S. taxes paid on interest income	—	—	23	—	—	11
Non-U.S. taxes paid (refunded) on realized gains	—	2,965	—	—	(2,188)	3
Non-U.S. taxes provided on unrealized gains	182	122	25	—	108	1
Dividends from affiliated issuers	989	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	(3,503)	—	—	—	—	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Purchases of investment securities*	$32,257,717	$3,290,387	$1,193,648	$3,518,675	$19,133,143	$—
Sales of investment securities*	32,232,285	3,441,853	1,136,846	3,507,183	18,815,949	—
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	345	377	46	—	—	—
Non-U.S. taxes paid (refunded) on realized gains	214	179	—	—	—	—
Non-U.S. taxes provided on unrealized gains	10	47	12	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$94,861	$52,245	$77,279	$68,257	$813,912
Sales of investment securities*	17,377	9,609	23,260	9,961	72,643
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Dividends from affiliated issuers	1,102	1,358	2,783	1,722	45,462
Net realized (loss) gain from affiliated issuers	(1,761)	(529)	2,065	216	4,398

*	Excludes short-term securities and U.S. government obligations, if any.

10. Ownership concentration

At December 31, 2015, CRMC held aggregate ownership of 14% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when the fund began operations. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 23% of the outstanding shares of Capital Income Builder.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
12/31/15	$27.48	$.25	$1.80	$2.05	$(.35)	$(2.79)	$(3.14)	$26.39	7.24%	$1,626		.55%		.90%
12/31/14	30.11	.31 [2]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558		.55		1.08 [2]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
Class 2:
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
12/31/14	29.92	.24 [2]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85 [2]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
Class 4:
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
12/31/14	30.07	.07 [2]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26 [2]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27 [5,6]	—	[7]	.02	[5,6]	.04 [5,6]

Global Small Capitalization Fund

Class 1:
12/31/15	$26.09	$.04	$.36	$.40	$—	$(2.08)	$(2.08)	$24.41	.50%	$1,706		.73%		.15%
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
Class 2:
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
Class 4:
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80 [5,6]	—	[7]	.04	[5,6]	.04 [5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
12/31/15	$80.15	$.64		$5.08	$5.72	$(.61)	$(17.24)	$(17.85)	$68.02	7.12%	$6,796		.35%		.87%
12/31/14	78.54	.88	[2]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118		.35		1.12	[2]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
Class 2:
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414		.60		.62
12/31/14	77.94	.68	[2]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413		.60		.87	[2]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
Class 3:
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194		.53		.69
12/31/14	78.62	.74	[2]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208		.53		.94	[2]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
Class 4:
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394		.85		.42
12/31/14	78.32	.37	[2]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24		.85		.47	[2]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[3,4]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [5,6]	—	[7]	.02	[5,6]	.05	[5,6]

International Fund

Class 1:
12/31/15	$20.35	$.29		$(1.03)	$(.74)	$(.35)	$(1.18)	$(1.53)	$18.08	(4.25)%	$3,427		.54%		1.41%
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282		.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
Class 2:
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978		.79		1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
Class 3:
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32		.72		1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
Class 4:
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46		1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[3,4]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [5,6]	—	[7]	.02	[5,6]	.05	[5,6]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund

Class 1:
12/31/15	$20.72	$.19		$(.71)	$(.52)	$(.17)	$(1.16)	$(1.33)	$18.87	(2.96)%	$1,562		.79%		.92%
12/31/14	25.08	.29	[2]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[2]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
Class 2:
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[2]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[2]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
Class 4:
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[2]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[2]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,4]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [5,6]	—	[7]	.04	[5,6]	.04	[5,6]

Blue Chip Income and Growth Fund

Class 1:
12/31/15	$14.69	$.31		$(.64)	$(.33)	$(.29)	$(1.45)	$(1.74)	$12.62	(2.72)%	$3,638		.41%		2.23%
12/31/14	13.12	.46	[2]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[2]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
Class 2:
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
12/31/14	13.02	.44	[2]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[2]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
Class 4:
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75
12/31/14	13.12	.34	[2]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[2]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[7]	.86		1.39
12/31/12[3,4]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [5,6]	—	[7]	.02	[5,6]	.10	[5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund

Class 1:
12/31/15	$12.78	$.26		$(.40)	$(.14)	$(.29)	$—	$(.29)	$12.35	(1.14)%	$293		.64%		2.04%
12/31/14	12.53	.43	[2]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[2]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
Class 2:
12/31/15	12.75	.24		(.41)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.84
12/31/14	12.51	.41	[2]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[2]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
Class 4:
12/31/15	12.71	.19		(.39)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.46
12/31/14	12.50	.30	[2]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[2]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[3,4]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [5,6]	—	[7]	.03	[5,6]	.08	[5,6]

Growth-Income Fund

Class 1:
12/31/15	$52.76	$.79		$.37	$1.16	$(.75)	$(7.77)	$(8.52)	$45.40	1.72%	$10,747		.29%		1.59%
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
Class 2:
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895		.54		1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
Class 3:
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161		.47		1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
Class 4:
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410		.79		1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[3,4]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [5,6]	—	[7]	.01	[5,6]	.03	[5,6]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund

Class 1:
12/31/15	$16.27	$.42		$(1.25)	$(.83)	$(.38)	$(.34)	$(.72)	$14.72	(5.34)%	$707		.68%		2.60%
12/31/14	17.48	.58	[2]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[2]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
Class 2:
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254		.93		2.32
12/31/14	17.43	.56	[2]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[2]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
Class 4:
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26	[2]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[2]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,4]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [5,6]	—	[7]	.04	[5,6]	.07	[5,6]

Capital Income Builder

Class 1:
12/31/15	$9.81	$.28		$(.40)	$(.12)	$(.29)	$—	$(.29)	$9.40	(1.23)%	$ 80		.56%		2.88%
12/31/14[3,8]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [6]	20		.56	[9]	2.87	[9]
Class 2:
12/31/15	9.81	.31		(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[5]	—	[7]	.46	[5]	3.12	[5]
12/31/14[3,8]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [5,6]	—	[7]	.47	[5,9]	2.94	[5,9]
Class 4:
12/31/15	9.80	.25		(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[3,8]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[6]	55		1.06	[9]	2.08	[9]

Asset Allocation Fund

Class 1:
12/31/15	$22.23	$.40		$(.02)	$.38	$(.40)	$(1.59)	$(1.99)	$20.62	1.64%	$10,913		.29%		1.85%
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997		.30		1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		2.25
Class 2:
12/31/15	22.06	.34		(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008		.54		1.60
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		1.99
Class 3:
12/31/15	22.25	.36		(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36		.47		1.67
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81	42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		2.05
Class 4:
12/31/15	22.11	.30		(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414		.79		1.45
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89	1		.79		1.22
12/31/12[3,4]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17 [5,6]	—	[7]	.01	[5,6]	.08	[5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Balanced Fund

Class 1:
12/31/15	$11.11	$.20		$(.28)	$(.08)	$(.14)	$(.15)	$(.29)	$10.74	(.69)%	$47		.72%		1.80%
12/31/14	11.37	.25	[2]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[2]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		2.00
12/31/11[3,10]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)[6]	28		.69	[9]	1.99	[9]
Class 2:
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/14	11.35	.22	[2]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[2]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		1.76
12/31/11[3,10]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)[6]	72		.94	[9]	1.45	[9]
Class 4:
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/14	11.35	.24	[2]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [5]	—	[7]	.67	[5]	2.07	[2,5]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [5]	—	[7]	.71	[5]	1.98	[5]
12/31/12[3,4]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40 [5,6]	—	[7]	.03	[5,6]	.05	[5,6]

Bond Fund

Class 1:
12/31/15	$11.08	$.22		$(.17)	$.05	$(.21)	$(.22)	$(.43)	$10.70	.45%	$5,731		.38%		1.95%
12/31/14	10.73	.23		.37	.60	(.25)	— [11]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22		(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25		.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32		.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
Class 2:
12/31/15	10.95	.18		(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/14	10.61	.20		.36	.56	(.22)	— [11]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19		(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22		.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29		.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
Class 4:
12/31/15	11.01	.16		(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/14	10.69	.16		.39	.55	(.23)	— [11]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17		(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[3,4]	11.55	.01		(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5,6]	—	[7]	.02	[5,6]	.10	[5,6]

Global Bond Fund

Class 1:
12/31/15	$11.77	$.27		$(.71)	$(.44)	$(.01)	$(.31)	$(.32)	$11.01	(3.75)%	$1,032		.57%		2.34%
12/31/14	11.88	.29		(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28		(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28		.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36		.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
Class 2:
12/31/15	11.72	.24		(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26		(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25		(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25		.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33		.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
Class 4:
12/31/15	11.70	.21		(.71)	(.50)	— [11]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20		(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27		(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[7]	.79		2.25
12/31/12[3,4]	12.53	.01		(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5,6]	—	[7]	.02	[5,6]	.11	[5,6]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
12/31/15	$10.54	$.64		$(1.36)	$(.72)	$(.63)	$—	$(.63)	$9.19	(6.94)%	$1,017		.48%		6.12%
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
Class 2:
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
Class 3:
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
Class 4:
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[7]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[7]	.93		5.82
12/31/12[3,4]	11.80	.04		— [11]	.04	(.68)	—	(.68)	11.16	.34 [5,6]	—	[7]	.02	[5,6]	.35 [5,6]

Mortgage Fund

Class 1:
12/31/15	$10.70	$.10		$.13	$.23	$(.18)	$(.14)	$(.32)	$10.61	2.09%	$272		.45%		.89%
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[3,10]	10.00	—	[11]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[9]	.04 [9]
Class 2:
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[11]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[3,10]	10.00	(.02)		.48	.46	— [11]	(.10)	(.10)	10.36	4.60	22		.67	[9]	(.25)[9]
Class 4:
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—	[7]	.38	[5]	.23 [5]
12/31/12[3,4]	10.60	—	[11]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [5,6]	—	[7]	.02	[5,6]	.04 [5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
12/31/15	$12.40	$.13	$.09	$.22	$(.21)	$(.10)	$(.31)	$12.31	1.93%	$1,426		.35%		1.02%
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		1.83
Class 2:
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		1.59
Class 3:
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		1.65
Class 4:
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[7]	.84		.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5,6]	—	[7]	.02	[5,6]	.05	[5,6]

American Funds Insurance Series

		Loss from investment operations[1]
	Net asset value, beginning of period	Net investment loss	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net loss to average net assets

Cash Management Fund

Class 1:
12/31/15	$11.28	$(.03)	$.01		$(.02)	$11.26	(.18)%	$39		.34%		(.24)%
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[11]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	11.36	(.26)	75		.33		(.21)
Class 2:
12/31/15	11.06	(.05)	—	[11]	(.05)	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[11]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[11]	(.05)	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	11.22	(.53)	530		.58		(.47)
Class 3:
12/31/15	11.16	(.05)	—	[11]	(.05)	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[11]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[11]	(.04)	11.30	(.35)	12		.51		(.40)
Class 4:
12/31/15	11.25	(.08)	—	[11]	(.08)	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[11]	(.04)	11.30	(.35)[5]	—	[7]	.37	[5]	(.32)[5]
12/31/12[3,4]	11.34	— [11]	—	[11]	— [11]	11.34	.00 [5,6]	—	[7]	.02	[5,6]	(.01)[5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operation	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[12]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[12]		Net effective expense ratio[12,13]		Ratio of net income to average net assets[12]

Managed Risk Growth Fund

Class P1:
12/31/15	$11.37	$.09	$.03	$.12	$—	$—	$—	$11.49	1.06%[5]		$—	[7]	.53%[5]		.29%[5]		.63%[5]		.80%[5]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[5]	—	[7]	.50	[5]	.32	[5]	.65	[5]	2.71	[5]
12/31/13[3,14]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05	[5,6]	—	[7]	.88	[5,9]	.25	[5,9]	.58	[5,9]	1.64	[5,9]
Class P2:
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,14]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	[5,6]	28		1.05	[5,9]	.52	[5,9]	.85	[5,9]	1.69	[5,9]

Managed Risk International Fund

Class P1:
12/31/15	$10.10	$.18	$(.80)	$(.62)	$— [11]	$—	$— [11]	$9.48	(6.12)%[5]		$—	[7]	.45%[5]		.21%[5]		.72%[5]		1.75%[5]
12/31/14	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[5]		—	[7]	.50	[5]	.25	[5]	.76	[5]	1.33	[5]
12/31/13[3,14]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08	[5,6]	—	[7]	1.05	[5,9]	.23	[5,9]	.73	[5,9]	1.92	[5,9]
Class P2:
12/31/15	10.09	.13	(.79)	(.66)	— [11]	—	— [11]	9.43	(6.52)		83		.90		.66		1.17		1.30
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[3,14]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99	[5,6]	17		1.19	[5,9]	.44	[5,9]	.94	[5,9]	2.66	[5,9]

Managed Risk Blue Chip Income and Growth Fund

Class P1:
12/31/15	$11.70	$.19	$(1.02)	$(.83)	$(.07)	$—	$(.07)	$10.80	(7.07)%[5]		$—	[7]	.50%[5]		.27%[5]		.66%[5]		1.64%[5]
12/31/14	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58	[5]	—	[7]	.50	[5]	.31	[5]	.70	[5]	3.43	[5]
12/31/13[3,14]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16	[5,6]	—	[7]	.84	[5,9]	.24	[5,9]	.64	[5,9]	2.80	[5,9]
Class P2:
12/31/15	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)		137		.89		.66		1.05		1.57
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[3,14]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05	[5,6]	26		1.04	[5,9]	.54	[5,9]	.94	[5,9]	3.91	[5,9]

Managed Risk Growth-Income Fund

Class P1:
12/31/15	$11.67	$.25	$(.63)	$(.38)	$(.04)	$—	$(.04)	$11.25	(3.27)%[5]		$1		.56%[5]		.31%[5]		.59%[5]		2.17%[5]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85	[5]	—	[7]	.45	[5]	.25	[5]	.52	[5]	2.94	[5]
12/31/13[3,14]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15	[5,6]	—	[7]	.92	[5,9]	.23	[5,9]	.50	[5,9]	2.01	[5,9]
Class P2:
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)		122		.89		.66		.94		1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[3,14]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04	[5,6]	24		1.09	[5,9]	.50	[5,9]	.77	[5,9]	2.73	[5,9]

Managed Risk Asset Allocation Fund

Class P1:
12/31/15	$12.29	$.25	$(.34)	$(.09)	$(.22)	$(.26)	$(.48)	$11.72	(.83)%		$712		.54%		.40%		.68%		2.06%
12/31/14	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24		277		.53		.48		.76		1.04
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82	[5]	112		.55	[5]	.47	[5]	.75	[5]	2.37	[5]
12/31/12[3,15]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	[5,6]	—	[7]	.15	[5,9]	.07	[5,9]	.37	[5,9]	1.72	[5,9]
Class P2:
12/31/15	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)		1,953		.79		.66		.94		1.16
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58	[5]	795		.80	[5]	.73	[5]	1.01	[5]	2.43	[5]
12/31/12[3,15]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	[5,6]	—	[7]	.24	[5,9]	.11	[5,9]	.41	[5,9]	2.38	[5,9]

American Funds Insurance Series

Portfolio turnover rate for all share classes	Period ended December 31
including mortgage dollar roll transactions[16]	2015	2014	2013		2012		2011

Global Growth Fund	29%	22%	39%		22%		28%
Global Small Capitalization Fund	36	28	36		40		44
Growth Fund	20	29	19		21		19
International Fund	37	18	21		29		24
New World Fund	39	36	43		32		22
Blue Chip Income and Growth Fund	26	37	30		36		27
Global Growth and Income Fund	37	28	31		30		25
Growth-Income Fund	25	25	19		25		22
International Growth and Income Fund	35	34	34		31		48
Capital Income Builder Fund	128	35 [6,8]
Asset Allocation Fund	76	88	74		61		43
Global Balanced Fund	76	73	81		80		34	[6,10]
Bond Fund	434	365	354		253		163
Global Bond Fund	159	200	213		160		101
High-Income Bond Fund	66	54	64		48		51
Mortgage Fund	1103	790	715		444		480	[6,10]
U.S. Government/AAA-Rated Securities Fund	901	387	621		447		234
Cash Management Fund	—	—	—		—		—
Managed Risk Growth Fund	16	22	10	[6,14]
Managed Risk International Fund	15	22	6	[6,14]
Managed Risk Blue Chip Income and Growth Fund	20	22	3	[6,14]
Managed Risk Growth-Income Fund	11	28	2	[6,14]
Managed Risk Asset Allocation Fund	3	3	3		—	[6,15,17]

Portfolio turnover rate for all share classes	Period ended December 31
excluding mortgage dollar roll transactions[16]	2015	2014	2013		2012		2011

Capital Income Builder	38%	24%[6,8]
Asset Allocation Fund	28	42
Global Balanced Fund	36	40
Bond Fund	141	121	Not available
Global Bond Fund	88	134
Mortgage Fund	138	108
U.S. Government/AAA-Rated Securities Fund	352	88

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class 4 shares were offered beginning December 14, 2012.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Not annualized.
[7]	Amount less than $1 million.
[8]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[9]	Annualized.
[10]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[11]	Amount less than $.01.
[12]	This column reflects the impact of certain reimbursements/waivers by CRMC. CRMC reimbursed certain expenses and waived a portion of investment advisory services for the managed risk funds.
[13]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented, which is unaudited. See Expense Example for further information regarding fees and expenses.
[14]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[15]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[16]	Refer to Note 5 for further information on mortgage dollar rolls.
[17]	Amount less than 1%.

American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/ AAA-Rated Securities Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2015, and the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

February 5, 2016

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2015, through December 31, 2015).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 7/1/2015	Ending account value 12/31/2015	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$991.21	$2.76	.55%
Class 1 – assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 – actual return	1,000.00	990.06	4.01	.80
Class 2 – assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 4 – actual return	1,000.00	988.77	5.31	1.06
Class 4 – assumed 5% return	1,000.00	1,019.86	5.40	1.06
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$869.61	$3.44	.73%
Class 1 – assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 2 – actual return	1,000.00	868.77	4.62	.98
Class 2 – assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 4 – actual return	1,000.00	867.26	5.79	1.23
Class 4 – assumed 5% return	1,000.00	1,019.00	6.26	1.23
Growth Fund
Class 1 – actual return	$1,000.00	$1,010.78	$1.77	.35%
Class 1 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 – actual return	1,000.00	1,009.46	3.04	.60
Class 2 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 – actual return	1,000.00	1,009.96	2.69	.53
Class 3 – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 – actual return	1,000.00	1,008.23	4.30	.85
Class 4 – assumed 5% return	1,000.00	1,020.92	4.33	.85
International Fund
Class 1 – actual return	$1,000.00	$906.87	$2.60	.54%
Class 1 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 2 – actual return	1,000.00	905.85	3.79	.79
Class 2 – assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 3 – actual return	1,000.00	906.31	3.46	.72
Class 3 – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class 4 – actual return	1,000.00	904.80	5.04	1.05
Class 4 – assumed 5% return	1,000.00	1,019.91	5.35	1.05
New World Fund
Class 1 – actual return	$1,000.00	$931.76	$3.80	.78%
Class 1 – assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 2 – actual return	1,000.00	930.99	5.01	1.03
Class 2 – assumed 5% return	1,000.00	1,020.01	5.24	1.03
Class 4 – actual return	1,000.00	929.64	6.23	1.28
Class 4 – assumed 5% return	1,000.00	1,018.75	6.51	1.28
Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$973.49	$2.04	.41%
Class 1 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 2 – actual return	1,000.00	973.30	3.28	.66
Class 2 – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 4 – actual return	1,000.00	971.69	4.52	.91
Class 4 – assumed 5% return	1,000.00	1,020.62	4.63	.91

American Funds Insurance Series

	Beginning account value 7/1/2015	Ending account value 12/31/2015	Expenses paid during period[1]	Annualized expense ratio
Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$955.21	$3.15	.64%
Class 1 – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 2 – actual return	1,000.00	953.65	4.38	.89
Class 2 – assumed 5% return	1,000.00	1,020.72	4.53	.89
Class 4 – actual return	1,000.00	952.60	5.61	1.14
Class 4 – assumed 5% return	1,000.00	1,019.46	5.80	1.14
Growth-Income Fund
Class 1 – actual return	$1,000.00	$986.72	$1.45	.29%
Class 1 – assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 2 – actual return	1,000.00	985.25	2.70	.54
Class 2 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 – actual return	1,000.00	985.75	2.35	.47
Class 3 – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 – actual return	1,000.00	984.20	3.95	.79
Class 4 – assumed 5% return	1,000.00	1,021.22	4.02	.79
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$913.63	$3.28	.68%
Class 1 – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 2 – actual return	1,000.00	911.89	4.48	.93
Class 2 – assumed 5% return	1,000.00	1,020.52	4.74	.93
Class 4 – actual return	1,000.00	910.95	5.68	1.18
Class 4 – assumed 5% return	1,000.00	1,019.26	6.01	1.18
Capital Income Builder
Class 1 – actual return	$1,000.00	$977.82	$2.79	.56%
Class 1 – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 2 – actual return	1,000.00	976.82	2.29	.46
Class 2 – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 4 – actual return	1,000.00	974.48	5.23	1.05
Class 4 – assumed 5% return	1,000.00	1,019.91	5.35	1.05
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,005.78	$1.47	.29%
Class 1 – assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 2 – actual return	1,000.00	1,004.63	2.73	.54
Class 2 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 – actual return	1,000.00	1,005.15	2.38	.47
Class 3 – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 – actual return	1,000.00	1,003.35	3.99	.79
Class 4 – assumed 5% return	1,000.00	1,021.22	4.02	.79
Global Balanced Fund
Class 1 – actual return	$1,000.00	$983.98	$3.65	.73%
Class 1 – assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 2 – actual return	1,000.00	983.07	4.90	.98
Class 2 – assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 4 – actual return	1,000.00	982.64	6.75	1.35
Class 4 – assumed 5% return	1,000.00	1,018.40	6.87	1.35

American Funds Insurance Series

	Beginning account value 7/1/2015	Ending account value 12/31/2015	Expenses paid during period[1]	Annualized expense ratio
Bond Fund
Class 1 – actual return	$1,000.00	$1,005.75	$1.92	.38%
Class 1 – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 2 – actual return	1,000.00	1,004.51	3.18	.63
Class 2 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 4 – actual return	1,000.00	1,002.90	4.44	.88
Class 4 – assumed 5% return	1,000.00	1,020.77	4.48	.88
Global Bond Fund
Class 1 – actual return	$1,000.00	$986.56	$2.85	.57%
Class 1 – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class 2 – actual return	1,000.00	984.68	4.10	.82
Class 2 – assumed 5% return	1,000.00	1,021.07	4.18	.82
Class 4 – actual return	1,000.00	983.74	5.35	1.07
Class 4 – assumed 5% return	1,000.00	1,019.81	5.45	1.07
High-Income Bond Fund
Class 1 – actual return	$1,000.00	$912.75	$2.31	.48%
Class 1 – assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 2 – actual return	1,000.00	911.22	3.52	.73
Class 2 – assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 3 – actual return	1,000.00	912.16	3.18	.66
Class 3 – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 4 – actual return	1,000.00	910.48	4.72	.98
Class 4 – assumed 5% return	1,000.00	1,020.27	4.99	.98
Mortgage Fund
Class 1 – actual return	$1,000.00	$1,013.09	$2.33	.46%
Class 1 – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 2 – actual return	1,000.00	1,012.09	3.60	.71
Class 2 – assumed 5% return	1,000.00	1,021.63	3.62	.71
Class 4 – actual return	1,000.00	1,010.52	4.92	.97
Class 4 – assumed 5% return	1,000.00	1,020.32	4.94	.97
U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,011.24	$1.77	.35%
Class 1 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 – actual return	1,000.00	1,009.06	3.04	.60
Class 2 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 – actual return	1,000.00	1,009.51	2.68	.53
Class 3 – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 – actual return	1,000.00	1,007.39	4.30	.85
Class 4 – assumed 5% return	1,000.00	1,020.92	4.33	.85
Cash Management Fund
Class 1 – actual return	$1,000.00	$999.11	$1.76	.35%
Class 1 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 – actual return	1,000.00	998.19	3.02	.60
Class 2 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 – actual return	1,000.00	997.31	2.67	.53
Class 3 – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 – actual return	1,000.00	996.43	4.33	.86
Class 4 – assumed 5% return	1,000.00	1,020.87	4.38	.86

American Funds Insurance Series

	Beginning account value 7/1/2015	Ending account value 12/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$981.21	$1.50	.30%	$3.20	.64%
Class P1 – assumed 5% return	1,000.00	1,023.69	1.53	.30	3.26	.64
Class P2 – actual return	1,000.00	980.27	3.14	.63	4.84	.97
Class P2 – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.94	.97
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$917.71	$.92	.19%	$3.38	.70%
Class P1 – assumed 5% return	1,000.00	1,024.25	.97	.19	3.57	.70
Class P2 – actual return	1,000.00	916.43	3.04	.63	5.51	1.14
Class P2 – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.80	1.14
Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$951.52	$1.18	.24%	$3.10	.63%
Class P1 – assumed 5% return	1,000.00	1,024.00	1.22	.24	3.21	.63
Class P2 – actual return	1,000.00	949.54	3.10	.63	5.01	1.02
Class P2 – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.19	1.02
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$962.31	$1.63	.33%	$3.02	.61%
Class P1 – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.11	.61
Class P2 – actual return	1,000.00	961.13	3.11	.63	4.50	.91
Class P2 – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.63	.91
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$989.51	$1.91	.38%	$3.31	.66%
Class P1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.36	.66
Class P2 – actual return	1,000.00	987.64	3.16	.63	4.56	.91
Class P2 – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.63	.91

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series

The American Funds Insurance Series board has approved the series Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2017. The agreement was amended to add an additional advisory fee breakpoint for Asset Allocation Fund when the fund’s net assets exceed $21 billion. The board approved the agreement following the recommendation of the series Contracts Committee (the “committee”), which is composed of all of the series independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through July 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Global Growth Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI ACWI (All Country World Index). They noted that the fund’s investment results were higher than both of the comparisons for all periods.

Global Small Capitalization Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Small/Mid-Cap Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI All Country World Small Cap Index. They noted that the fund’s investment results were higher than both benchmarks over the seven-month, one-year, three-year and 10-year periods, as well as over the lifetime of the fund since April 30, 1998, but mixed for the five-year period.

American Funds Insurance Series

Growth Fund seeks to provide growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Capital Appreciation Funds Average, (ii) the Lipper Growth Funds Average (the average for the Lipper category that includes the fund) and (iii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than all three benchmarks over the seven-month, one-year, three-year and 10-year periods, and over the lifetime of the fund since February 8, 1984, and were mixed over the five-year period.

International Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies domiciled outside the United States. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI All Country World ex USA Index. They noted that the fund’s investment results were higher than both benchmarks over the one-year, three-year, five-year and 10-year periods, and over the lifetime of the fund since May 1, 1990, and were mixed over the seven-month period.

New World Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI ACWI (All Country World Index). They noted that the fund’s investment results were higher than the benchmarks over the 10-year period and lifetime of the fund since June 17, 1999, and were mixed for the seven-month, one-year, three-year and five-year periods.

Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal by investing primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were mixed for the one-year, three-year, five-year and 10-year periods, and below both benchmarks over the seven-month period and lifetime of the fund since July 5, 2001.

Global Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in well-established companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI ACWI (All Country World Index). They noted that the fund’s investment results were higher than all of the comparisons.

Growth-Income Fund seeks to provide long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than both benchmarks over the seven-month and three-year periods, as well as over the lifetime of the fund since February 8, 1984, and were mixed for the one-year, five-year and 10-year periods.

International Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI All Country World ex USA Index. They noted that the fund’s investment results were above both benchmarks over the five-year period and lifetime of the fund since November 18, 2008, and were mixed for the seven-month, one-year and three-year periods.

American Funds Insurance Series

Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Equity Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard and Poor’s 500 Composite Index. They noted that the fund’s investment results were above the Lipper average but below the S&P 500 index over the seven-month and one-year periods, and over the short lifetime of the fund since May 1, 2014.

Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average (the average for the Lipper category that includes the fund), (ii) the Barclays U.S. Aggregate Index, (iii) the Standard and Poor’s 500 Composite Index and (iv) a customized index composed of 60% S&P 500 and 40% Barclays Index. They noted that for the three-year, five-year and 10-year periods, the fund’s investment results were above all benchmarks except the S&P 500 index. For the seven-month and one-year periods, the fund’s results were above the Lipper average and the Barclays index but below the S&P 500 index and the 60/40 index, and for the lifetime of the fund since August 1, 1989, the fund’s results were above the Barclays index but below the Lipper average, the S&P 500 index and the 60/40 index.

Global Balanced Fund seeks the balanced accomplishment of three objectives — long-term growth of capital, conservation of principal and current income — by investing in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Flexible Portfolio Funds Average (the average for the Lipper category that includes the fund), (ii) the Barclays Global Aggregate Bond Index, (iii) the MSCI ACWI (All Country World Index) and (iv) a customized index composed of 60% MSCI ACWI and 40% Barclays Index. They noted that the fund’s investment results were above all benchmarks for the seven-month period, except for the MSCI ACWI. For the one-year and three-year periods and lifetime of the fund since May 2, 2011, the fund’s results were above the Barclays index and the 60/40 index, but below the Lipper Average and the MSCI ACWI.

Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Core Bond Funds Average (the average for the Lipper category that includes the fund) and (ii) the Barclays U.S. Aggregate Index. They noted that the fund’s investment results were above the Lipper average and the Barclays index for the seven-month and three-year periods, but below both benchmarks for the 10-year period, and mixed for the one-year and five-year periods, and for the lifetime of the fund since January 2, 1996.

American Funds Insurance Series

Global Bond Fund seeks to provide a high level of total return by investing primarily in debt securities of governmental, supranational and corporate issuers domiciled in various countries and dominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Barclays Global Aggregate Bond Index. They noted that the fund’s results were higher than both benchmarks for the lifetime of the fund since October 4, 2006. They also noted that the fund’s investment results were mixed for the seven-month, one-year, three-year and five-year periods.

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Yield Funds Average (the average for the Lipper category that includes the fund) and (ii) the Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They noted that the fund’s investment results were higher than the Lipper average over the lifetime of the fund since February 8, 1984, and were lower than both benchmarks over the seven-month, one-year, three-year, five-year and 10-year periods.

Mortgage Fund seeks to provide current income and preservation of capital by investing in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper GNMA Funds Average, (ii) the Lipper Intermediate U.S. Government Funds Average (the average for the Lipper category that includes the fund) and (iii) the Barclays U.S. Mortgage-Backed Securities Index. They noted that the fund’s results were above all the benchmarks over the seven-month and three-year periods, as well as the lifetime of the fund since May 2, 2011. They also noted that the fund’s investment results were above the Lipper averages but below the Barclays index for the one-year period.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve investment. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average (the average for the Lipper category that includes the fund) and (ii) the Barclays U.S. Government/Mortgage-Backed Securities Index. They noted that the fund’s investment results were above both benchmarks for the seven-month period. They also noted that the fund’s results were above the Lipper average but below the Barclays index for the one-year, three-year, five-year and 10-year periods, as well as over the lifetime of the fund since December 2, 1985.

Cash Management Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against the Lipper Money Market Funds Average (the average for the Lipper category that includes the fund). They noted that the fund’s investment results were lower than all of the comparisons.

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the expenses of each fund except Cash Management Fund were less than the median fees and expenses of the other funds included in its Lipper category described above. They also observed that each fund’s advisory fees were at or less than the median fees of the other funds included in its Lipper category, except Cash Management Fund, which was 20% above the median. They noted, however, that Cash Management Fund is not a stable net asset value fund, and that unlike many other money market funds CRMC does not otherwise waive any fees.

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding advisory fees charged to clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series Managed Risk Funds

The American Funds Insurance Series board has approved the series Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2017. The board has also approved the series Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series Contracts Committee (the “committee”), which is composed of all of the series independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, the administrative, compliance and shareholder services provided by CRMC to the funds under the agreements and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds of the Series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through July 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Managed Risk Growth Fund seeks to provide growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than the Lipper average and S&P 500 index for the seven-month period, and were lower than the benchmarks for the one-year period and lifetime of the fund since May 1, 2013. In addition, they noted that the total return of the fund for the one-year and three-month periods through July 31, 2015, was below that of a composite index composed of 70% of the S&P 500 and 30% of a mix of money market securities.

American Funds Insurance Series

Managed Risk International Fund seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper International Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI All Country World ex USA Index. They noted that the fund’s investment results were mixed for the one-year period and below the Lipper average and MSCI index for the seven-month period and lifetime of the fund since May 1, 2013. In addition, they noted that the total return of the fund for the one-year and three-month periods through July 31, 2015, was below that of a composite index composed of 70% of the MSCI index and 30% of a mix of money market securities.

Managed Risk Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth and Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were below both benchmarks for the seven-month and one-year periods, as well as the lifetime of the fund since May 1, 2013. In addition, they noted that the total return of the fund for the one-year and three-month periods through July 31, 2015, was above that of a composite index composed of 70% of the S&P 500 and 30% of a mix of money market securities.

Managed Risk Growth-Income Fund seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth and Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were below both benchmarks for the seven-month and one-year periods, as well as the lifetime of the fund since May 1, 2013. In addition, they noted that the total return of the fund for the one-year and three-month periods through July 31, 2015, was below that of a composite index composed of 70% of the S&P 500 and 30% of a mix of money market securities.

Managed Risk Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Balanced Funds Average (the average for the Lipper category that includes the fund), (ii) the Barclays U.S. Aggregate Index and (iii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than the Barclays index but below the S&P 500 index for all periods. For the lifetime of the fund since October 1, 2012, the fund’s investment results were above the Lipper average, and for the seven-month and one-year periods, the fund’s investment results were below the Lipper average. In addition, they noted that the total return of the fund for the one-year and three-month periods through July 31, 2015, was below that of a composite index composed of 60% of the S&P 500, 30% of the Barclays index and 10% of a mix of money market securities.

The board and the committee reviewed the standard deviation of investment results of each fund based on monthly returns, for the one-year and three-month periods through July 31, 2015, a measure of the fund’s volatility, with the volatility for that period of the composite index and of a group of funds with volatility management strategies identified by management. They noted that each fund’s volatility for the period was greater than that of the composite index and most of the selected funds. The board and committee also noted, however, that for those periods the equity markets did not encounter large sustained market declines of the type that Milliman FRM’s volatility management program was designed to protect against. The board and the committee concluded that in view of the funds’ short history, each fund’s investment results and the results of the services provided by Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due Milliman FRM under the subadvisory agreement. They observed that each fund’s total advisory fees and expenses were at or near the median of the other funds in its Lipper category described above.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series

Board of trustees and other officers

Independent trustees1

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex overseen	Other directorships[3]
Name and year of birth	of the series[2]	Principal occupation(s) during past five years	by trustee	held by trustee
William H. Baribault, 1945	2009	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Leonard R. Fuller, 1946	1999	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
Mary Davis Holt, 1950	2015	Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	83	The Swiss Helvetia Fund, Inc.
Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, PhD, 1955	2010	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None
Frank M. Sanchez, 1943	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957	2010	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc.
Steadman Upham, PhD, 1949	2010	President and University Professor, The University of Tulsa	80	None

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Donald D. O’Neal, 1960 Vice Chairman of the Board	1998	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	31	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

American Funds Insurance Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Alan N. Berro, 1960 President	1998	Partner — Capital World Investors, Capital Research and Management Company
Michael J. Downer, 1955 Executive Vice President	1991	Director, Senior Vice President and Secretary, Capital Research and Management Company; Chairman of the Board, Capital Bank and Trust Company[6]
Abner D. Goldstine, 1929 Senior Vice President	1993	Partner — Capital Fixed Income Investors, Capital Research and Management Company
John H. Smet, 1956 Senior Vice President	1994	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Carl M. Kawaja, 1964 Vice President	2008	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Director, Capital International Asset Management (Canada), Inc.[6]
Sung Lee, 1966 Vice President	2008	Partner — Capital Research Global Investors, Capital International, Inc.;[6] Vice President — Private Client Services Division, Capital Bank and Trust Company[6]
Maria T. Manotok, 1974 Vice President	2012	Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company
S. Keiko McKibben, 1969 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company
Renaud H. Samyn, 1974 Vice President	2010	Partner — Capital Research Global Investors, Capital International, Inc.[6]
Dylan Yolles, 1969 Vice President	2012	Partner — Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2008	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the directors/trustees and/or officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Insurance Series

Result of Special Shareholder Meeting of Cash Management Fund

(Held December 4, 2015)

Shares outstanding (all classes) on September 30, 2015 (record date):	35,345,696.506
Shares voting on December 4, 2015:	35,345,696.492	(99.999%)

Proposal 1:

To approve the conversion of the Fund from a cash management fund with a floating net asset value per share to an ultra-short-term bond fund with a net asset value per share that will continue to fluctuate.

	Shares	Percent of voted	Percent of total
Votes for:	28,291,575.955	80.043%	80.042%
Votes against:	4,718,408.227	13.349	13.349
Votes abstain:	2,335,712.310	6.608	6.608

American Funds Insurance Series

Offices of the series and of the investment adviser

Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Bank of New York Mellon
(Managed Risk Funds only)
One Wall Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete December 31, 2015, portfolios of American Funds Insurance Series investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2016, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our AFIS equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 55% of 10-year periods and 87% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class 2 share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth and Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and Lipper General U.S. Government Funds Index (U.S. Government/ AAA-Rated Securities Fund).
[3]	Based on management fees for the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGEARX-998-0216P

American Funds Insurance Series® Portfolio SeriesSM Annual report for the period ended December 31, 2015

American Funds Insurance Series — Portfolio Series, from Capital Group, serves as an underlying investment vehicle for variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

American Funds Global Growth PortfolioSM seeks to provide long-term growth of capital.

American Funds Growth and Income PortfolioSM seeks to provide long-term growth of capital while providing current income.

American Funds Managed Risk Growth PortfolioSM seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

American Funds Managed Risk Growth and Income PortfolioSM seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

American Funds Managed Risk Global Allocation PortfolioSM seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2015. Also shown are the estimated gross and net expense ratios as of the series prospectus dated May 1, 2016 (unaudited):

	Lifetime	Gross	Net
	(since 5/1/15)	expense ratio	expense ratio

American Funds Global Growth Portfolio, Class 4	–5.50%	1.25%	1.19%
American Funds Growth and Income Portfolio, Class 4	–3.85	1.10	1.04
American Funds Managed Risk Growth Portfolio, Class P2	–5.20	1.16	1.02
American Funds Managed Risk Growth and Income Portfolio, Class P2	–5.50	1.22	1.08
American Funds Managed Risk Global Allocation Portfolio, Class P2	–6.71	1.33	1.19

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets for Class P2 shares. In addition, the investment adviser is currently reimbursing a portion of the other expenses on all portfolio series funds. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the series board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the series board.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Underlying fund allocations are as of December 31, 2015. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. The return of principal for bond funds and funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

1	Letter to investors

3	The value of a $10,000 investment

Investment portfolios

5	American Funds Global Growth Portfolio

6	American Funds Growth and Income Portfolio

7	American Funds Managed Risk Growth Portfolio

9	American Funds Managed Risk Growth and Income Portfolio

11	American Funds Managed Risk Global Allocation Portfolio

13	Financial statements

Fellow investors:

We are pleased to present this report for American Funds Insurance Series (AFIS) — Portfolio Series, a suite of funds that offer variable annuity investors objective-based portfolios to help meet retirement goals. This report covers the period from the series introduction on May 1, 2015, through December 31, 2015, its fiscal year-end.

Modeled on the popular American Funds Portfolio Series, the AFIS — Portfolio Series features five funds, three of which have a managed risk strategy that seeks to manage volatility and provide downside protection during market declines.

Each of the five Portfolio Series funds is aligned with broad objectives — capital growth or a balance of capital growth and income — and invests in a number of existing AFIS funds to help provide investors with a structured approach to pursuing retirement goals such as accumulating assets, planning an income strategy or preserving capital, while offering broad diversification.

The portfolios are actively monitored by the Portfolio Oversight Committee, a group of seven investment professionals with decades of industry experience. The committee regularly reviews the Portfolio Series funds’ results and holdings to keep them aligned with objectives.

Portfolio reviews

The Portfolio Series’ first eight months of operation saw negative returns for global stocks as investor enthusiasm for the U.S. economic recovery was offset by concerns over a sharp slowdown in China. Despite Standard & Poor’s 500 Composite Index climbing to an all-time high in May, worries about global economic growth, a potential interest rate hike by the Federal Reserve, somewhat weaker corporate earnings and the health of the high-yield bond sector weighed on equities in the second half of 2015.

The European Central Bank’s stimulus measures sparked a debt rally for much of the year, driving down yields for many government and corporate bonds. Yields on the short-term notes of several European nations moved into negative territory. In December 2015, the Fed raised interest rates for the first time in nearly a decade, setting the stage for tighter monetary policy in the years ahead.

In this difficult environment, all the funds in the series lost ground for the eight-month period ended December 31, 2015, and recorded mixed results relative to their benchmarks.

American Funds Global Growth Portfolio declined 5.50%. By comparison, the MSCI ACWI (All Country World Index)1, a free float-adjusted, market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets, lost 7.66%.

See page 2 for footnotes.

American Funds Insurance Series – Portfolio Series	1

American Funds Growth and Income Portfolio lost 3.85%. Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, declined 1.60% while the Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/ Baa and above)2, fell 0.36%. A blend of the two indexes, the 70% S&P 500/30% Barclays U.S. Aggregate Index3, lost 1.11%.

American Funds Managed Risk Growth Portfolio was down 5.20%. The S&P 500 declined 1.60% while the Barclays U.S. Aggregate Index fell 0.36%. A blend of the two indexes, the 75% S&P 500/25% Barclays U.S. Aggregate Index3, dipped 1.18%.

American Funds Managed Risk Growth and Income Portfolio, which has the same underlying fund holdings as American Funds Growth and Income Portfolio, declined 5.50%. The S&P 500 lost 1.60% over the same period while the Barclays U.S. Aggregate Index was down 0.36%. The 70% S&P 500/30% Barclays U.S. Aggregate Index3 blend dropped 1.11%.

American Funds Managed Risk Global Allocation Portfolio declined 6.71%. The MSCI ACWI1 fell 7.66%. The Barclays Global Aggregate Index, a measure of global investment-grade bonds (rated BBB/Baa and above), slipped 1.99%. The blended 65% MSCI ACWI/35% Barclays Global Aggregate Index1,3 lost 5.57%.

The benefit of the managed risk strategy should be most apparent during periods of high volatility and in prolonged down markets. As such, the results for the funds should always be considered in that context. In this case, the results shown are for the short eight-month life of the series, but rest assured there is no change to our long-term investment approach — which emphasizes fundamental research and pays close attention to valuation — that has served AFIS investors so well over time. Thank you for your interest in AFIS — Portfolio Series. We continue to be excited about this new offering, and we look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro
President

February 10, 2016

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	MSCI index results reflect dividends net of withholding taxes.
[2]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest) are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness.
[3]	The index blend weights the total returns of the two indexes at the corresponding percentages. The result assumes the blend is rebalanced monthly.

2	American Funds Insurance Series – Portfolio Series

The value of a $10,000 investment

(for the period ended December 31, 2015, with all distributions reinvested)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Portfolio

Cumulative total return† based on a $1,000 investment
(for the period ended December 31, 2015)
Lifetime
(since 5/1/15)

Class 4 shares	–5.50%

Growth and Income Portfolio

Cumulative total return† based on a $1,000 investment
(for the period ended December 31, 2015)
Lifetime
(since 5/1/15)

Class 4 shares	–3.85%

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

*	Result reflects dividends net of withholding taxes.
†	The investment result assumes all distributions are reinvested and reflects applicable fees and expenses. Through December 31, 2015, the series investment adviser waived a portion of its management fee equal to 0.10% of the fund’s net assets. Effective January 1, 2016, the investment adviser eliminated the management fee for the fund. In addition, the investment adviser is currently reimbursing a portion of the other expenses. The investment result shown reflects the waiver and reimbursements, without which the result would have been lower. This reimbursement will be in effect through at least May 1, 2017,unless modified or terminated by the series board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

American Funds Insurance Series – Portfolio Series	3

Managed Risk Growth Portfolio

Cumulative total return† based on a $1,000 investment

(for the period ended December 31, 2015)

Lifetime
(since 5/1/15)

Class P2 shares	–5.20%

Managed Risk Global Allocation Portfolio

Cumulative total return† based on a $1,000 investment
(for the period ended December 31, 2015)
Lifetime
(since 5/1/15)

Class P2 shares	–6.71%

Managed Risk Growth and Income Portfolio

Cumulative total return† based on a $1,000 investment
(for the period ended December 31, 2015)
Lifetime
(since 5/1/15)

Class P2 shares	–5.50%

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

*	Results reflect dividends net of withholding taxes.
†	The investment result assumes all distributions are reinvested and reflects applicable fees and expenses. Through December 31, 2015, the series investment adviser waived a portion of its management fee equal to 0.15% of the fund’s net assets. Effective January 1, 2016, the investment adviser reduced the management fee for the fund from an annual rate of 0.25% of the fund’s net assets to 0.15% of the fund’s net assets, and continues to waive a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses.
The investment result shown reflects the waiver and reimbursements, without which the result would have been lower. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the series board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the series board.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

4	American Funds Insurance Series – Portfolio Series

American Funds Global Growth Portfolio

Investment portfolio December 31, 2015

Growth funds 70.08%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	66,078	$1,744
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	23,894	583
American Funds Insurance Series – Growth Fund, Class 1	8,540	581
American Funds Insurance Series – New World Fund, Class 1	61,944	1,169

Total growth funds (cost: $4,228,000)		4,077

Growth-and-income funds 29.99%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	141,345	1,745

Total growth-and-income funds (cost: $1,837,000)		1,745
Total investment securities 100.07% (cost: $6,065,000)		5,822
Other assets less liabilities (0.07)%		(4)

Net assets 100.00%		$5,818

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended December 31, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series - Global Growth and Income Fund, Class 1	—	166,560	25,215	141,345	$27	$1,745
American Funds Insurance Series - Global Growth Fund, Class 1	—	78,116	12,038	66,078	15	1,744
American Funds Insurance Series - New World Fund, Class 1	—	72,779	10,835	61,944	5	1,169
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	—	27,915	4,021	23,894	—	583
American Funds Insurance Series - Growth Fund, Class 1	—	10,073	1,533	8,540	3	581
					$50	$5,822

See Notes to Financial Statements

American Funds Insurance Series – Portfolio Series	5

American Funds Growth and Income Portfolio

Investment portfolio December 31, 2015

Growth funds 14.98%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	33,207	$2,259

Total growth funds (cost: $2,269,000)		2,259

Growth-and-income funds 39.96%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	244,071	3,014
American Funds Insurance Series – Growth-Income Fund, Class 1	66,375	3,014

Total growth-and-income funds (cost: $6,216,000)		6,028

Equity-income and Balanced funds 24.98%
American Funds Insurance Series – Capital Income Builder, Class 1	400,856	3,768

Total equity-income and balanced funds (cost: $3,867,000)		3,768

Fixed income funds 20.15%
American Funds Insurance Series – Bond Fund, Class 1	142,146	1,521
American Funds Insurance Series – Global Bond Fund, Class 1	137,886	1,518

Total fixed income funds (cost: $3,084,000)		3,039
Total investment securities 100.07% (cost: $15,436,000)		15,094
Other assets less liabilities (0.07)%		(11)

Net assets 100.00%		$15,083

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended December 31, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series - Capital Income Builder, Class 1	—	418,937	18,081	400,856	$42	$3,768
American Funds Insurance Series - Global Growth and Income Fund, Class 1	—	255,964	11,893	244,071	52	3,014
American Funds Insurance Series - Growth-Income Fund, Class 1	—	70,170	3,795	66,375	37	3,014
American Funds Insurance Series - Growth Fund, Class 1	—	35,273	2,066	33,207	15	2,259
American Funds Insurance Series - Bond Fund, Class 1	—	147,128	4,982	142,146	23	1,521
American Funds Insurance Series - Global Bond Fund, Class 1	—	143,003	5,117	137,886	—	1,518
					$169	$15,094

See Notes to Financial Statements

6	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth Portfolio

Investment portfolio December 31, 2015

Growth funds 42.32%	Shares	Value (000)
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	978,279	$23,880
American Funds Insurance Series – Growth Fund, Class 1	878,746	59,772
American Funds Insurance Series – International Fund, Class 1	1,320,785	23,880

Total growth funds (cost: $111,078,000)		107,532

Growth-and-income funds 28.21%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	1,892,219	23,880
American Funds Insurance Series – Growth-Income Fund, Class 1	1,053,043	47,808

Total growth-and-income funds (cost: $73,658,000)		71,688

Fixed income funds 23.63%
American Funds Insurance Series – Bond Fund, Class 1	5,613,415	60,063

Total fixed income funds (cost: $61,046,000)		60,063

Short-term securities 4.72%
Government Cash Management Fund	11,983,752	11,984

Total short-term securities (cost: $11,984,000)		11,984
Total investment securities 98.88% (cost: $257,766,000)		251,267
Other assets less liabilities 1.12%		2,845

Net assets 100.00%		$254,112

American Funds Insurance Series – Portfolio Series	7

American Funds Managed Risk Growth Portfolio

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $26,824,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	207	March 2016	$21,030	$(36)
Russell 2000 Mini Index Contracts	ICE	Short	34	March 2016	3,834	(13)
Euro Stoxx 50 Index Contracts	EUREX	Short	99	March 2016	3,477	(37)
Mini MSCI Emerging Market Index Contracts	ICE	Short	76	March 2016	2,969	(23)
Euro Currency Contracts	CME	Short	20	March 2016	2,732	10
FTSE 100 Index Contracts	LIFFE	Short	23	March 2016	2,021	(76)
British Pound Currency Contracts	CME	Short	17	March 2016	1,601	35
Nikkei 225 Index Contracts	OSE	Short	9	March 2016	1,433	27
S&P Mid 400 E-mini Index Contracts	CME	Short	9	March 2016	1,254	— *
Japanese Yen Currency Contracts	CME	Short	10	March 2016	1,026	(16)
						$(129)

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended December 31, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Bond Fund, Class 1	—	5,743,946	130,531	5,613,415	$860	$60,063
American Funds Insurance Series – Growth Fund, Class 1	—	898,245	19,499	878,746	390	59,772
American Funds Insurance Series – Growth-Income Fund, Class 1	—	1,072,385	19,342	1,053,043	564	47,808
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	—	1,922,887	30,668	1,892,219	409	23,880
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	—	992,297	14,018	978,279	—	23,880
American Funds Insurance Series – International Fund, Class 1	—	1,341,108	20,323	1,320,785	331	23,880
					$2,554	$239,283

*	Amount less than one thousand.

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

8	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth and Income Portfolio

Investment portfolio December 31, 2015

Growth funds 14.10%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	479,198	$32,595

Total growth funds (cost: $32,693,000)		32,595

Growth-and-income funds 37.63%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	3,520,976	43,484
American Funds Insurance Series – Growth-Income Fund, Class 1	957,799	43,484

Total growth-and-income funds (cost: $89,373,000)		86,968

Equity-income and Balanced funds 23.52%
American Funds Insurance Series – Capital Income Builder, Class 1	5,784,371	54,373

Total equity-income and balanced funds (cost: $55,635,000)		54,373

Fixed income funds 18.97%
American Funds Insurance Series – Bond Fund, Class 1	2,050,723	21,943
American Funds Insurance Series – Global Bond Fund, Class 1	1,989,257	21,902

Total fixed income funds (cost: $44,503,000)		43,845

Short-term securities 4.46%
Government Cash Management Fund	10,323,407	10,323

Total short-term securities (cost: $10,323,000)		10,323
Total investment securities 98.68% (cost: $232,527,000)		228,104
Other assets less liabilities 1.32%		3,040

Net assets 100.00%		$231,144

American Funds Insurance Series – Portfolio Series	9

American Funds Managed Risk Growth and Income Portfolio

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $32,965,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	306	March 2016	$31,042	$(100)
Euro Currency Contracts	CME	Short	37	March 2016	5,073	38
British Pound Currency Contracts	CME	Short	53	March 2016	4,968	87
Euro Stoxx 50 Index Contracts	EUREX	Short	133	March 2016	4,664	(56)
FTSE 100 Index Contracts	LIFFE	Short	50	March 2016	4,407	(153)
Mini MSCI Emerging Market Index Contracts	ICE	Short	74	March 2016	2,902	(12)
Russell 2000 Mini Index Contracts	ICE	Short	24	March 2016	2,705	(10)
Nikkei 225 Index Contracts	OSE	Short	12	March 2016	1,900	24
Japanese Yen Currency Contracts	CME	Short	18	March 2016	1,853	(21)
S&P Mid 400 E-mini Index Contracts	CME	Short	10	March 2016	1,390	(3)
						$(206)

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended December 31, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Capital Income Builder, Class 1	—	5,879,940	95,569	5,784,371	$611	$54,373
American Funds Insurance Series – Global Growth and Income Fund, Class 1	—	3,573,036	52,060	3,520,976	735	43,484
American Funds Insurance Series – Growth-Income Fund, Class 1	—	972,613	14,814	957,799	516	43,484
American Funds Insurance Series – Growth Fund, Class 1	—	486,869	7,671	479,198	215	32,595
American Funds Insurance Series – Bond Fund, Class 1	—	2,090,767	40,044	2,050,723	315	21,943
American Funds Insurance Series – Global Bond Fund, Class 1	—	2,024,512	35,255	1,989,257	1	21,902
					$2,393	$217,781

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

10	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Global Allocation Portfolio

Investment portfolio December 31, 2015

Growth funds 23.53%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	349,590	$9,226
American Funds Insurance Series – International Fund, Class 1	339,937	6,146

Total growth funds (cost: $15,988,000)		15,372

Growth-and-income funds 18.84%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	996,379	12,305

Total growth-and-income funds (cost: $12,785,000)		12,305

Equity-income and Balanced funds 23.55%
American Funds Insurance Series – Global Balanced Fund, Class 1	1,432,485	15,385

Total equity-income and balanced funds (cost: $15,832,000)		15,385

Asset allocation funds 9.43%
American Funds Insurance Series – Asset Allocation Fund, Class 1	298,531	6,156

Total asset allocation funds (cost: $6,247,000)		6,156

Fixed income funds 18.95%
American Funds Insurance Series – Global Bond Fund, Class 1	1,123,939	12,374

Total fixed income funds (cost: $12,559,000)		12,374

Short-term securities 4.63%
Government Cash Management Fund	3,023,345	3,024

Total short-term securities (cost: $3,024,000)		3,024
Total investment securities 98.93% (cost: $66,435,000)		64,616
Other assets less liabilities 1.07%		702

Net assets 100.00%		$65,318

American Funds Insurance Series – Portfolio Series	11

American Funds Managed Risk Global Allocation Portfolio

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $8,934,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	47	March 2016	$4,755	$(29)
Euro Currency Contracts	CME	Short	16	March 2016	2,194	17
Euro Stoxx 50 Index Contracts	EUREX	Short	58	March 2016	2,032	(27)
Mini MSCI Emerging Market Index Contracts	ICE	Short	35	March 2016	1,371	(7)
British Pound Currency Contracts	CME	Short	10	March 2016	940	19
FTSE 100 Index Contracts	LIFFE	Short	10	March 2016	882	(30)
Japanese Yen Currency Contracts	CME	Short	8	March 2016	826	(7)
Nikkei 225 Index Contracts	OSE	Short	5	March 2016	792	11
Russell 2000 Mini Index Contracts	ICE	Short	3	March 2016	336	(3)
						$(56)

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended December 31, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Global Balanced Fund, Class 1	—	1,542,229	109,744	1,432,485	$170	$15,385
American Funds Insurance Series – Global Bond Fund, Class 1	—	1,222,816	98,877	1,123,939	2	12,374
American Funds Insurance Series – Global Growth and Income Fund, Class 1	—	1,067,573	71,194	996,379	216	12,305
American Funds Insurance Series – Global Growth Fund, Class 1	—	375,153	25,563	349,590	94	9,226
American Funds Insurance Series – Asset Allocation Fund, Class 1	—	320,531	22,000	298,531	88	6,156
American Funds Insurance Series – International Fund, Class 1	—	361,885	21,948	339,937	88	6,146
					$658	$61,592

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

12	American Funds Insurance Series – Portfolio Series

Financial statements
Statements of assets and liabilities at December 31, 2015	(dollars and shares in thousands, except per-share amounts)

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio		Managed Risk Growth and Income Portfolio		Managed Risk Global Allocation Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$—	$—	$11,984		$10,323		$3,024
Affiliated issuers	5,822	15,094	239,283		217,781		61,592
Receivables for:
Sales of investments	51	34	—		—		181
Sales of fund’s shares	9	4	2,218		1,097		63
Dividends and interest	—	—	—	*	—	*	—	*
Deposits at brokers for futures contracts	—	—	2,524		2,688		669
Variation margin	—	—	362		459		97
	5,882	15,132	256,371		232,348		65,626
Liabilities:
Payables for:
Purchases of investments	—	4	2,063		1,019		58
Repurchases of fund’s shares	60	34	—		1		195
Investment advisory services	—	—	20		18		5
Services provided by related parties	1	3	172		161		47
Trustees’ deferred compensation	—	—	—	*	—	*	—	*
Variation margin	—	—	4		5		3
Other	3	8	—	*	—	*	—	*
	64	49	2,259		1,204		308
Net assets at December 31, 2015	$5,818	$15,083	$254,112		$231,144		$65,318
Net assets consist of:
Capital paid in on shares of beneficial interest	$5,998	$15,229	$262,370		$237,886		$67,888
Undistributed (distributions in excess of) net investment income	39	137	(4)		—		(3)
Undistributed (accumulated) net realized gain (loss)	24	59	(1,626)		(2,113)		(692)
Net unrealized depreciation	(243)	(342)	(6,628)		(4,629)		(1,875)
Net assets at December 31, 2015	$5,818	$15,083	$254,112		$231,144		$65,318
Investment securities, at cost:
Unaffiliated issuers	$—	$—	$11,984		$10,323		$3,024
Affiliated issuers	6,065	15,436	245,782		222,204		63,411

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 4:
Net assets	$5,818	$15,083
Shares outstanding	615	1,569
Net asset value per share	$9.45	$9.61
Class P2:
Net assets			$254,112		$231,144		$65,318
Shares outstanding			27,057		24,701		7,066
Net asset value per share			$9.39		$9.36		$9.24

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series – Portfolio Series	13

Statements of operations for the period May 1, 2015[1] to December 31, 2015	(dollars in thousands)

	Global Growth Portfolio		Growth and Income Portfolio		Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$50		$169		$2,554	$2,393	$658
Interest	—		—	[2]	1	— [2]	— [2]
	50		169		2,555	2,393	658
Fees and expenses[3]:
Investment advisory services	2		5		187	172	59
Distribution services	5		11		182	167	51
Insurance administrative services	5		11		182	167	51
Transfer agent services	—	[2]	—	[2]	— [2]	— [2]	— [2]
Accounting and administrative services	—		—		35	35	34
Reports to shareholders	1		1		12	11	5
Registration statement and prospectus	—	[2]	—	[2]	— [2]	— [2]	— [2]
Trustees’ compensation	—	[2]	—	[2]	1	— [2]	— [2]
Auditing and legal	5		5		5	5	5
Custodian	3		3		8	8	8
Other	—	[2]	—	[2]	37	32	— [2]
Total fees and expenses before reimbursement/waiver	21		36		649	597	213
Less reimbursement/waiver of fees and expenses:
Investment advisory services	2		5		112	103	35
Other	7		4		75	71	45
Total reimbursement/waiver of fees and expenses	9		9		187	174	80
Total fees and expenses after reimbursement/waiver	12		27		462	423	133
Net investment income	38		142		2,093	1,970	525
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss) on:
Investments in affiliated issuers	10		26		(799)	(532)	(353)
Futures contracts	—		—		(2,774)	(2,496)	(784)
Currency transactions	—		—		(18)	(23)	(13)
Capital gain distributions received from affiliated issuers	15		35		2,067	978	506
	25		61		(1,524)	(2,073)	(644)
Net unrealized depreciation on:
Investments	(243)		(342)		(6,499)	(4,423)	(1,819)
Futures contracts	—		—		(129)	(206)	(56)
	(243)		(342)		(6,628)	(4,629)	(1,875)
Net realized gain (loss) and unrealized depreciation	(218)		(281)		(8,152)	(6,702)	(2,519)
Net decrease in net assets resulting from operations	$(180)		$(139)		$(6,059)	$(4,732)	$(1,994)

[1]	Commencement of operations.
[2]	Amount less than one thousand.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

14	American Funds Insurance Series – Portfolio Series

Statements of changes in net assets
(dollars in thousands)

	Global Growth	Growth and Income	Managed Risk
	Portfolio	Portfolio	Growth Portfolio
	Period ended December 31	Period ended December 31	Period ended December 31
	2015*	2015*	2015*
Operations:
Net investment income	$38	$142	$2,093
Net realized gain (loss)	25	61	(1,524)
Net unrealized depreciation	(243)	(342)	(6,628)
Net decrease in net assets resulting from operations	(180)	(139)	(6,059)
Dividends paid to shareholders from net investment income	—	(7)	(2,199)
Net capital share transactions	5,998	15,229	262,370
Total increase in net assets	5,818	15,083	254,112
Net assets:
Beginning of period	—	—	—
End of period	$5,818	$15,083	$254,112
Undistributed (distributions in excess of) net investment income	$39	$137	$(4)

	Managed Risk	Managed Risk
	Growth and Income	Global Allocation
	Portfolio	Portfolio
	Period ended December 31	Period ended December 31
	2015*	2015*
Operations:
Net investment income	$1,970	$525
Net realized gain (loss)	(2,073)	(644)
Net unrealized depreciation	(4,629)	(1,875)
Net decrease in net assets resulting from operations	(4,732)	(1,994)
Dividends paid to shareholders from net investment income	(2,010)	(576)
Net capital share transactions	237,886	67,888
Total increase in net assets	231,144	65,318
Net assets:
Beginning of period	—	—
End of period	$231,144	$65,318
Undistributed (distributions in excess of) net investment income	$—	$(3)

*	For the period May 1, 2015, commencement of operations, through December 31, 2015.

See Notes to Financial Statements

American Funds Insurance Series – Portfolio Series	15

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds, including the Global Growth Portfolio, Growth and Income Portfolio, Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio (the “funds”). The other 23 funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), three of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Portfolio — Seeks to provide long-term growth of capital.

Growth and Income Portfolio — Seeks to provide long-term growth of capital while providing current income.

Managed Risk Growth Portfolio — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Growth and Income Portfolio — Seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

Managed Risk Global Allocation Portfolio — Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund offers one share class (Class 4 for Global Growth Portfolio and Growth and Income Portfolio, and Class P2 for the three managed risk funds). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

16	American Funds Insurance Series – Portfolio Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At December 31, 2015, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in a fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of a fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. Certain of the funds may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified

American Funds Insurance Series – Portfolio Series	17

underlying fund would adversely affect such a fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy.

Underlying fund risks — Because a fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in a fund and the applicable underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be

18	American Funds Insurance Series – Portfolio Series

dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

American Funds Insurance Series – Portfolio Series	19

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Asset allocation — A certain fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Currency — The prices of, and the income generated by, most debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, a fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Nondiversification — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact a managed risk fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

20	American Funds Insurance Series – Portfolio Series

5. Certain investment techniques

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

The following tables present the financial statement impacts resulting from the managed risk funds’ use of futures contracts as of December 31, 2015 (dollars in thousands):

			Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Equity	Net unrealized appreciation*	$27	$24	$11
Futures contracts	Currency	Net unrealized appreciation*	45	125	36
			$72	$149	$47

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Equity	Net unrealized depreciation*	$185	$334	$96
Futures contracts	Currency	Net unrealized depreciation*	16	21	7
			$201	$355	$103

Net realized loss	Risk type	Location on statements of operations
Futures contracts	Equity	Net realized loss on futures contracts	$(2,963)	$(2,749)	$(910)
Futures contracts	Currency	Net realized gain on futures contracts	189	253	126
			$(2,774)	$(2,496)	$(784)

Net unrealized depreciation	Risk type	Location on statements of operations
Futures contracts	Equity	Net unrealized depreciation on futures contracts	$(158)	$(310)	$(85)
Futures contracts	Currency	Net unrealized appreciation on futures contracts	29	104	29
			$(129)	$(206)	$(56)

*	Includes cumulative appreciation (depreciation) on futures contracts as reported in the applicable table after each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series – Portfolio Series	21

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2015, the year the funds commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As of December 31, 2015, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Undistributed ordinary income	$59	$169	$—	$—	$—
Late year ordinary loss deferral*	—	—	(4)	— †	(3)
Undistributed long-term capital gain	14	34	—	—	—
Capital loss carryforward:
No expiration	—	—	(977)	(1,811)	(404)
Gross unrealized appreciation on investment securities	—	—	—	—	—
Gross unrealized depreciation on investment securities	(253)	(349)	(7,304)	(4,955)	(2,173)
Net unrealized depreciation on investment securities	(253)	(349)	(7,304)	(4,955)	(2,173)
Cost of investment securities	6,075	15,443	258,571	233,059	66,789
Reclassification to undistributed/distributions in excess of net investment income from undistributed net realized gain/accumulated net realized loss	1	2	102	40	48

*	These deferrals are considered incurred in the subsequent year.
†	Amount less than one thousand.

Tax-basis distributions paid to shareholders from ordinary income during the period ended December 31, 2015, were $7,000, $2,199,000, $2,010,000 and $576,000 for Growth and Income Portfolio, Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio. No distributions were paid to shareholders of Global Growth Portfolio.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

22	American Funds Insurance Series – Portfolio Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. Through December 31, 2015, these fees were calculated at the annual rate of 0.10% of average daily net assets for Global Growth Portfolio and Growth and Income Portfolio and 0.25% of average daily net assets for the three managed risk funds. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees. Effective January 1, 2016, CRMC eliminated the investment advisory services fee for Global Growth Portfolio and Growth and Income Portfolio, and reduced the investment advisory services fee from an annual rate of 0.25% of average daily net assets to 0.15% of average daily net assets for the three managed risk funds.

Investment advisory services waiver — Through December 31, 2015, CRMC waived all investment advisory services fees for Global Growth Portfolio and Growth and Income Portfolio and waived a portion of its fees for the three managed risk funds. Effective January 1, 2016, CRMC eliminated the investment advisory services fee for Global Growth Portfolio and Growth and Income Portfolio and continues to waive a portion of its fees for the three managed risk funds. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. For the period May 1, 2015, commencement of operations, to December 31, 2015, total investment advisory services fees waived by CRMC were $257,000.

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.25% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 4	0.25%	0.25%
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for all share classes. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to Global Growth Portfolio and Growth and Income Portfolio. Under the agreement, Class 4 shares of each fund pay an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

Accounting and administrative services — The three managed risk funds have a subadministration agreement with BNY Mellon under which each fund compensates BNY Mellon for providing accounting and administrative services. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the period May 1, 2015, commencement of operations, to December 31, 2015, total expenses reimbursed by CRMC were $202,000.

American Funds Insurance Series – Portfolio Series	23

Class-specific expenses and reimbursements under the agreements described above were as follows (dollars in thousands):

Global Growth Portfolio

	Distribution services	Insurance administrative services
Class 4	$5	$5

Growth and Income Portfolio

	Distribution services	Insurance administrative services
Class 4	$11	$11

Managed Risk Growth Portfolio

	Distribution services	Insurance administrative services
Class P2	$182	$182

Managed Risk Growth and Income Portfolio

	Distribution services	Insurance administrative services
Class P2	$167	$167

Managed Risk Global Allocation Portfolio

	Distribution services	Insurance administrative services
Class P2	$51	$51

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Proceeds from initial capitalization		Sales		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015*
Class 4	$10	1	$7,092	728	$(1,104)	(114)	$5,998	615

Growth and Income Portfolio

	Proceeds from initial capitalization		Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015*
Class 4	$10	1	$15,969	1,646	$7	1	$(757)	(79)	$15,229	1,569

24	American Funds Insurance Series – Portfolio Series

Managed Risk Growth Portfolio

	Proceeds from initial capitalization		Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015*
Class P2	$5,000	500	$260,908	26,929	$2,199	234	$(5,737)	(606)	$262,370	27,057

Managed Risk Growth and Income Portfolio

	Proceeds from initial capitalization		Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015*
Class P2	$5,000	500	$235,733	24,506	$2,010	214	$(4,857)	(519)	$237,886	24,701

Managed Risk Global Allocation Portfolio

	Proceeds from initial capitalization		Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015*
Class P2	$5,000	500	$68,379	7,145	$576	62	$(6,067)	(641)	$67,888	7,066

*	For the period May 1, 2015, commencement of operations, through December 31, 2015.

9. Investment transactions

The following table presents each fund’s investment transactions for the period May 1, 2015, commencement of operations, to December 31, 2015 (dollars in thousands):

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Purchases of investment securities*	$7,141	$16,158	$251,298	$226,218	$68,574
Sales of investment securities*	1,086	747	4,717	3,483	4,810

*	Excludes short-term securities and U.S. government obligations, if any.

American Funds Insurance Series – Portfolio Series	25

Financial highlights

									Ratio of	Ratio of
		Loss from investment operations[1]							expenses to	expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	average net assets before reimbursements/ waivers[3]	average net assets after reimbursements/ waivers[2,3]	Net effective expense ratio[2,4]	Ratio of net income to average net assets[2]

Global Growth Portfolio

Class 4:
12/31/15[5,6]	$10.00	$.12	$(.67)	$(.55)	$—	$9.45	(5.50)%[7]	$6	1.02%[8]	.58%[8]	1.20%[8]	1.91%[8]

Growth and Income Portfolio

Class 4:
12/31/15[5,6]	$10.00	$.20	$(.58)	$(.38)	$(.01)	$9.61	(3.85)%[7]	$15	.79%[8]	.58%[8]	1.05%[8]	3.14%[8]

Managed Risk Growth Portfolio

Class P2:
12/31/15[5,6]	$10.00	$.18	$(.70)	$(.52)	$(.09)	$9.39	(5.20)%[7]	$254	.86%[8]	.61%[8]	1.01%[8]	2.77%[8]

Managed Risk Growth and Income Portfolio

Class P2:
12/31/15[5,6]	$10.00	$.18	$(.73)	$(.55)	$(.09)	$9.36	(5.50)%[7]	$231	.86%[8]	.61%[8]	1.08%[8]	2.85%[8]

Managed Risk Global Allocation Portfolio

Class P2:
12/31/15[5,6]	$10.00	$.14	$(.81)	$(.67)	$(.09)	$9.24	(6.71)%[7]	$65	.90%[8]	.56%[8]	1.13%[8]	2.22%[8]

Portfolio turnover rate for all share classes	For the period ended December 31, 2015[5,6,7]

Global Growth Portfolio	32%
Growth and Income Portfolio	10
Managed Risk Growth Portfolio	4
Managed Risk Growth and Income Portfolio	4
Managed Risk Global Allocation Portfolio	15

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain reimbursements/waivers by CRMC. During the period shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	For the period May 1, 2015, commencement of operations, through December 31, 2015.
[7]	Not annualized.
[8]	Annualized.

26	American Funds Insurance Series – Portfolio Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Global Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Managed Risk Growth Portfolio, American Funds Managed Risk Growth and Income Portfolio and American Funds Managed Risk Global Allocation Portfolio (five of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period May 1, 2015 (commencement of operations) through December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP

Los Angeles, California
February 10, 2016

American Funds Insurance Series – Portfolio Series	27

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2015, through December 31, 2015).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	American Funds Insurance Series – Portfolio Series

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	7/1/2015	12/31/2015	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Global Growth Portfolio
Class 4 – actual return	$1,000.00	$954.54	$2.91	.59%	$5.96	1.21%
Class 4 – assumed 5% return	1,000.00	1,022.23	3.01	.59	6.16	1.21
Growth and Income Portfolio
Class 4 – actual return	$1,000.00	$982.12	$2.95	.59%	$5.30	1.06%
Class 4 – assumed 5% return	1,000.00	1,022.23	3.01	.59	5.40	1.06
Managed Risk Growth Portfolio
Class P2 – actual return	$1,000.00	$954.69	$3.05	.62%	$5.03	1.02%
Class P2 – assumed 5% return	1,000.00	1,022.08	3.16	.62	5.19	1.02
Managed Risk Growth and Income Portfolio
Class P2 – actual return	$1,000.00	$964.29	$3.07	.62%	$5.40	1.09%
Class P2 – assumed 5% return	1,000.00	1,022.08	3.16	.62	5.55	1.09
Managed Risk Global Allocation Portfolio
Class P2 – actual return	$1,000.00	$955.84	$2.86	.58%	$5.67	1.15%
Class P2 – assumed 5% return	1,000.00	1,022.28	2.96	.58	5.85	1.15

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series – Portfolio Series	29

Approval of Investment Advisory and Service Agreement

Portfolio Series — American Funds Global Growth Portfolio

Portfolio Series — American Funds Growth and Income Portfolio

The American Funds Insurance Series board has approved the series Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2017. The board approved the agreement following the recommendation of the series Contracts Committee (the “committee”), which is composed of all of the series independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, for the period from the series inception on May 1, 2015, through October 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Portfolio Series — American Funds Global Growth Portfolio seeks to grow assets through investments in a wide variety of growth-oriented and dividend-paying companies around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the Lipper category that includes the fund) and (ii) the MSCI ACWI (All Country World Index). They noted that although the fund’s investment results were negative, they were higher than both benchmarks.

Portfolio Series — American Funds Growth and Income Portfolio seeks to grow assets through a wide variety of stock investments, while providing income from dividend-paying companies and fixed-income securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average (the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that although the fund’s investment results were negative, they were higher than the Lipper average and below the S&P Index.

The board and the committee concluded that each fund’s investment results for the brief period of its operation have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

30	American Funds Insurance Series – Portfolio Series

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s expenses were less than those of the other funds in its Lipper category described above.

The board and the committee also reviewed the advisory fee schedule of the funds compared to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the agreement, and CRMC’s commitment not to remove the waiver without board approval. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of each fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series – Portfolio Series	31

Approval of Investment Advisory and Subadvisory Agreements

Portfolio Series — American Funds Managed Risk Growth Portfolio

Portfolio Series — American Funds Managed Risk Growth and Income Portfolio

Portfolio Series — American Funds Managed Risk Global Allocation Portfolio

The American Funds Insurance Series board has approved the series Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2017. The board has also approved the series Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series Contracts Committee (the “committee”), which is composed of all of the series independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services proposed provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, the administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds of the Series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, for the period from the series inception on May 1, 2015, through October 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Portfolio Series — American Funds Managed Risk Growth Portfolio seeks to grow assets through exposure to a diverse mix of stocks of companies around the world with strong growth potential while seeking to manage volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth Funds Average (the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were below both benchmarks for the period.

Portfolio Series — American Funds Managed Risk Growth and Income Portfolio seeks to grow assets through a wide variety of stock investments, while providing income from dividend-paying companies and fixed-income securities, and seeking to manage volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average (the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were below both benchmarks for the period.

32	American Funds Insurance Series – Portfolio Series

Portfolio Series — American Funds Managed Risk Global Allocation Portfolio seeks to grow assets through a wide variety of investments in stocks and bonds from issuers around the world while seeking to manage volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Flexible Portfolio Funds Average (the Lipper category that includes the fund) and (ii) the MSCI ACWI (All Country World Index). They noted that while the fund’s investment results were negative during the period, they were more favorable than the MSCI index though less favorable than the Lipper average.

The board and the committee also considered the standard deviation (volatility) of the funds compared with those of asset allocation and balanced funds with volatility management analytics.

The board and the committee concluded that in view of the funds short history, each fund’s investment results and the services provided by Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s expenses were less than those of the other funds in its Lipper category described above.

The board and the committee also reviewed the advisory fee schedule of the funds to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due Milliman FRM under the subadvisory agreement. In addition, they reviewed information regarding the effective advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of each fund. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the Series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series – Portfolio Series	33

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2009	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Leonard R. Fuller, 1946	1999	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
Mary Davis Holt, 1950	2015	Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	83	The Swiss Helvetia Fund, Inc.
Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, PhD, 1955	2010	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None
Frank M. Sanchez, 1943	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957	2010	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc.
Steadman Upham, PhD, 1949	2010	President and University Professor, The University of Tulsa	80	None

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Donald D. O’Neal, 1960 Vice Chairman of the Board	1998	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	31	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA90071, Attention: Secretary.

34	American Funds Insurance Series – Portfolio Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Alan N. Berro, 1960	1998	Partner — Capital World Investors, Capital Research and Management Company
President
Michael J. Downer, 1955	1991	Director, Senior Vice President and Secretary, Capital Research and Management Company;
Executive Vice President		Chairman of the Board, Capital Bank and Trust Company[6]
Abner D. Goldstine, 1929	1993	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Senior Vice President
John H. Smet, 1956	1994	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Senior Vice President		Director, Capital Research and Management Company
Carl M. Kawaja, 1964	2008	Partner — Capital World Investors, Capital Research and Management Company;
Vice President		Director, Capital Research and Management Company;
		Director, Capital International Asset Management (Canada), Inc.[6]
Sung Lee, 1966	2008	Partner — Capital Research Global Investors, Capital International, Inc.;[6]
Vice President		Vice President — Private Client Services Division, Capital Bank and Trust Company[6]
Maria T. Manotok, 1974	2012	Vice President and Senior Counsel — Fund Business Management Group, Capital Research and
Vice President		Management Company
S. Keiko McKibben, 1969	2010	Partner — Capital Research Global Investors, Capital Research and Management Company
Vice President
Renaud H. Samyn, 1974	2010	Partner — Capital Research Global Investors, Capital International, Inc.[6]
Vice President
Dylan Yolles, 1969	2012	Partner — Capital International Investors, Capital Research and Management Company
Vice President
Steven I. Koszalka, 1964	2003	Vice President — Fund Business Management Group, Capital Research and Management Company
Secretary
Gregory F. Niland, 1971	2008	Vice President — Investment Operations, Capital Research and Management Company
Treasurer
Susan K. Countess, 1966	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Assistant Secretary
Brian C. Janssen, 1972	2015	Vice President — Investment Operations, Capital Research and Management Company
Assistant Treasurer
Dori Laskin, 1951	2010	Vice President — Investment Operations, Capital Research and Management Company
Assistant Treasurer

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation,removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser,Capital Research and Management Company,or affiliated entities (including the series principal underwriter).
[5]	All of the directors/trustees and/or officers listed,with the exception of S.Keiko McKibben and Renaud H.Samyn,are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Insurance Series – Portfolio Series	35

Offices of the series and of the investment adviser

Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Bank of New York Mellon
(Managed Risk Funds only)
One Wall Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

36	American Funds Insurance Series – Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Insurance Series — Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Insurance Series — Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series — Portfolio Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series — Portfolio Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2016, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series® .

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our AFIS equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 55% of 10-year periods and 87% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of November 2015.

[2]	Based on Class 2 share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth and Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund).

[3]	Based on management fees for the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGEARX-875-0216P Litho in USA RCG/SCG/8074-S52026

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2014	$611,000
2015	$675,000

b) Audit-Related Fees:
2014	None
2015	None

c) Tax Fees:
2014	$115,000
2015	$127,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2014	None
2015	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2014	None
2015	None

c) Tax Fees:
2014	$44,000
2015	$29,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2014	$2,000
2015	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $161,000 for fiscal year 2014 and $175,000 for fiscal year 2015. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Insurance Series®
Global Growth Fund
Investment portfolio
December 31, 2015
Common stocks 95.56% Information technology 21.22%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	24,065,000	$103,842
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	710,000	16,153
ASML Holding NV1	680,897	60,679
ASML Holding NV (New York registered)	647,176	57,450
Microsoft Corp.	1,790,000	99,309
Visa Inc., Class A	1,053,200	81,676
Nintendo Co., Ltd.[1]	561,000	77,228
Alcatel-Lucent[1,2]	18,213,536	72,076
Alphabet Inc., Class A2	67,700	52,671
Alphabet Inc., Class C2	19,052	14,458
Alibaba Group Holding Ltd. (ADR)[2]	781,050	63,476
AAC Technologies Holdings Inc.[1]	8,132,040	52,869
Murata Manufacturing Co., Ltd.[1]	366,500	52,603
Avago Technologies Ltd.	350,200	50,832
Naver Corp.[1]	85,222	47,461
LinkedIn Corp., Class A2	173,800	39,119
Cognizant Technology Solutions Corp., Class A2	620,000	37,212
Tencent Holdings Ltd.[1]	1,800,000	35,114
ASM Pacific Technology Ltd.[1]	4,443,800	34,766
TE Connectivity Ltd.	327,500	21,160
MercadoLibre, Inc.	180,000	20,581
Nokia Corp.[1]	2,840,000	20,218
salesforce.com, inc.[2]	205,000	16,072
VeriSign, Inc.[2]	175,000	15,288
Intel Corp.	399,000	13,746
TDK Corp.[1]	167,000	10,682
Texas Instruments Inc.	135,000	7,399
		1,174,140
Consumer discretionary 19.92%
Amazon.com, Inc.[2]	446,900	302,055
Home Depot, Inc.	1,161,000	153,542
Priceline Group Inc.[2]	92,000	117,295
Industria de Diseño Textil, SA1	1,570,000	53,877
Woolworths Holdings Ltd.[1]	6,662,000	43,050
ASOS PLC[1,2]	802,304	40,536
McDonald’s Corp.	293,000	34,615
MGM Resorts International[2]	1,358,024	30,854
Naspers Ltd., Class N1	221,000	30,216
CBS Corp., Class B	637,500	30,045
HUGO BOSS AG1	335,500	27,940
Dixons Carphone PLC[1]	3,800,000	27,927
TOD’S SpA[1]	304,000	24,009
Publicis Groupe SA1	319,135	21,167
Liberty Global PLC, Class C2	351,465	14,329
Liberty Global PLC, Class A2	108,449	4,594
Christian Dior SE1	110,000	18,686
American Funds Insurance Series — Global Growth Fund — Page 1 of 160

Common stocks Consumer discretionary (continued)	Shares	Value (000)
NIKE, Inc., Class B	294,000	$18,375
Kroton Educacional SA, ordinary nominative	6,747,900	16,255
Burberry Group PLC[1]	860,000	15,126
Suzuki Motor Corp.[1]	480,000	14,572
Tiffany & Co.	190,000	14,495
Hyundai Mobis Co., Ltd.[1]	68,000	14,192
Mahindra & Mahindra Ltd.[1]	580,000	11,105
Walt Disney Co.	84,000	8,827
Toyota Motor Corp.[1]	125,000	7,673
Time Warner Inc.	49,000	3,169
Liberty Global PLC LiLAC, Class C2	40,823	1,756
Liberty Global PLC LiLAC, Class A2	16,372	677
Hermès International[1]	3,910	1,318
		1,102,277
Health care 19.33%
Novo Nordisk A/S, Class B1	4,491,000	258,144
Vertex Pharmaceuticals Inc.[2]	1,419,000	178,553
Regeneron Pharmaceuticals, Inc.[2]	311,400	169,050
UnitedHealth Group Inc.	605,000	71,172
Express Scripts Holding Co.[2]	770,000	67,306
Bristol-Myers Squibb Co.	865,600	59,544
Bayer AG1	349,300	43,824
Novartis AG1	440,000	37,610
Sartorius AG, non-registered shares, nonvoting preferred[1]	143,000	37,336
Merck & Co., Inc.	664,000	35,072
Boston Scientific Corp.[2]	1,612,000	29,725
Medtronic PLC	292,000	22,461
Juno Therapeutics, Inc.[2]	430,000	18,907
Hologic, Inc.[2]	465,000	17,991
DaVita HealthCare Partners Inc.[2]	144,000	10,038
Ocular Therapeutix, Inc.[2]	795,000	7,449
Roche Holding AG, non-registered shares, non-voting[1]	20,000	5,512
		1,069,694
Financials 12.67%
AIA Group Ltd.[1]	15,387,900	91,674
JPMorgan Chase & Co.	1,065,000	70,322
ORIX Corp.[1]	4,990,000	70,001
Moody’s Corp.	569,000	57,093
Indiabulls Housing Finance Ltd.[1]	3,523,000	39,004
Tokio Marine Holdings, Inc.[1]	972,600	37,475
ICICI Bank Ltd.[1]	8,925,000	35,012
AXA SA1	1,080,630	29,543
Prudential PLC[1]	1,132,434	25,353
HSBC Holdings PLC (GBP denominated)[1]	3,170,228	25,018
ACE Ltd.	210,000	24,539
Deutsche Bank AG1	928,555	22,791
Housing Development Finance Corp. Ltd.[1]	1,120,000	21,278
East West Bancorp, Inc.	500,000	20,780
Bankia, SA1	14,382,000	16,725
Bankinter, SA1	2,030,000	14,389
Itaú Unibanco Holding SA, preferred nominative	2,145,000	14,276
Banco Santander, SA1	2,678,200	13,149
Svenska Handelsbanken AB, Class A1	930,000	12,276
American Funds Insurance Series — Global Growth Fund — Page 2 of 160

Common stocks Financials (continued)	Shares	Value (000)
Berkshire Hathaway Inc., Class A2	60	$11,868
Shinsei Bank, Ltd.[1]	6,401,000	11,775
CME Group Inc., Class A	120,000	10,872
Sumitomo Mitsui Financial Group, Inc.[1]	247,000	9,317
Sumitomo Mitsui Trust Holdings, Inc.[1]	1,881,000	7,101
BNP Paribas SA1	103,000	5,830
Allianz SE1	21,750	3,853
		701,314
Consumer staples 7.42%
Associated British Foods PLC[1]	2,265,000	111,491
Kao Corp.[1]	1,398,000	71,740
Seven & i Holdings Co., Ltd.[1]	741,500	33,809
Pernod Ricard SA1	278,739	31,690
Nestlé SA1	360,000	26,685
British American Tobacco PLC[1]	458,000	25,437
Alimentation Couche-Tard Inc., Class B	453,000	19,941
SABMiller PLC[1]	283,500	16,982
Kroger Co.	400,000	16,732
Coca-Cola Enterprises, Inc.	326,001	16,052
Lenta Ltd. (GDR)[1,2,3]	1,211,900	8,184
Lenta Ltd. (GDR)[1,2]	334,100	2,256
Procter & Gamble Co.	125,000	9,926
Coca-Cola HBC AG (CDI)[1]	348,900	7,439
Shiseido Co., Ltd.[1]	357,400	7,396
Coca-Cola Co.	120,000	5,155
		410,915
Industrials 5.58%
Airbus Group SE, non-registered shares[1]	645,000	43,308
KONE Oyj, Class B1	880,000	37,000
International Consolidated Airlines Group, SA (CDI)[1]	3,620,000	32,308
Ryanair Holdings PLC (ADR)	372,937	32,244
NIBE Industrier AB, Class B1	899,000	30,183
ASSA ABLOY AB, Class B1	1,410,000	29,532
Capita PLC[1]	1,172,161	20,855
United Technologies Corp.	190,000	18,253
Fastenal Co.	430,000	17,553
IDEX Corp.	180,000	13,790
Ingersoll-Rand PLC	218,000	12,053
Caterpillar Inc.	160,000	10,874
Boeing Co.	75,000	10,844
		308,797
Energy 2.77%
Enbridge Inc. (CAD denominated)	749,622	24,921
Reliance Industries Ltd.[1]	1,570,000	23,970
Seven Generations Energy Ltd., Class A2	1,975,100	19,241
EOG Resources, Inc.	220,000	15,574
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	3,268,000	14,052
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)[2]	274,700	934
Cameron International Corp.[2]	235,000	14,852
Schlumberger Ltd.	197,000	13,741
Royal Dutch Shell PLC, Class B1	480,000	10,960
American Funds Insurance Series — Global Growth Fund — Page 3 of 160

Common stocks Energy (continued)	Shares	Value (000)
Oil Search Ltd.[1]	1,889,897	$9,253
BG Group PLC[1]	390,000	5,655
		153,153
Telecommunication services 2.31%
SoftBank Group Corp.[1]	1,068,000	53,821
BT Group PLC[1]	6,709,356	46,370
TalkTalk Telecom Group PLC[1]	4,525,000	14,419
TDC A/S1	2,700,000	13,394
		128,004
Utilities 0.41%
ENN Energy Holdings Ltd.[1]	2,240,000	11,874
EDP - Energias de Portugal, SA1	2,975,000	10,692
		22,566
Materials 0.32%
FMC Corp.	190,000	7,435
Glencore PLC[1,2]	4,000,000	5,322
Vale SA, ordinary nominative (ADR)	1,444,900	4,754
		17,511
Miscellaneous 3.61%
Other common stocks in initial period of acquisition		199,726
Total common stocks (cost: $4,015,086,000)		5,288,097
Bonds, notes & other debt instruments 0.10% U.S. Treasury bonds & notes 0.10% U.S. Treasury 0.10%	Principal amount (000)
U.S. Treasury 2.125% 2016[4]	$5,175	5,190
Total bonds, notes & other debt instruments (cost: $5,191,000)		5,190
Short-term securities 4.74%
Federal Home Loan Bank 0.13%–0.22% due 1/15/2016–4/5/2016	174,500	174,451
Gotham Funding Corp. 0.30% due 1/22/2016[3]	23,700	23,693
Mizuho Bank, Ltd. 0.29% due 1/7/2016[3]	20,400	20,399
Toronto-Dominion Holdings USA Inc. 0.45% due 3/23/2016[3]	44,000	43,947
Total short-term securities (cost: $262,499,000)		262,490
Total investment securities 100.40% (cost: $4,282,776,000)		5,555,777
Other assets less liabilities (0.40)%		(22,145)
Net assets 100.00%		$5,533,632
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth Fund — Page 4 of 160

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $94,368,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	1/11/2016	Bank of America, N.A.	$7,185	¥884,000	$(171)
Japanese yen	1/12/2016	JPMorgan Chase	$1,304	¥160,000	(27)
Japanese yen	1/29/2016	Bank of America, N.A.	$2,939	¥360,000	(59)
Japanese yen	1/29/2016	Citibank	$3,346	¥410,000	(67)
Japanese yen	1/29/2016	Bank of America, N.A.	$12,855	¥1,575,000	(257)
Japanese yen	2/12/2016	Bank of America, N.A.	$1,327	¥160,000	(5)
Japanese yen	2/18/2016	UBS AG	$1,329	¥160,000	(4)
					$(590)
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,649,062,000, which represented 47.87% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $96,223,000, which represented 1.74% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $391,000, which represented less than .01% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Growth Fund — Page 5 of 160

Global Small Capitalization Fund
Investment portfolio
December 31, 2015
Common stocks 84.53% Consumer discretionary 18.40%	Shares	Value (000)
Expedia, Inc.	547,225	$68,020
Lions Gate Entertainment Corp.	1,821,000	58,982
zooplus AG, non-registered shares[1,2,3]	357,716	56,790
Domino’s Pizza, Inc.	423,300	47,092
Cedar Fair, LP	687,000	38,362
Tele Columbus AG1,2	3,285,000	32,990
Penske Automotive Group, Inc.	729,000	30,866
Melco Crown Entertainment Ltd. (ADR)	1,432,000	24,058
Ted Baker PLC[2]	517,162	22,759
BCA Marketplace PLC[2]	8,130,000	20,697
Entertainment One Ltd.[2]	8,288,697	20,427
Five Below, Inc.[1]	541,000	17,366
Brinker International, Inc.	325,000	15,584
Paddy Power PLC[2]	106,393	14,209
Ladbrokes PLC[2]	7,960,100	14,016
Stella International Holdings Ltd.[2]	5,262,000	13,072
ClubCorp Holdings, Inc.	688,000	12,570
Melco International Development Ltd.[2]	8,216,000	12,229
ServiceMaster Global Holdings, Inc.[1]	303,000	11,890
China Lodging Group, Ltd. (ADR)	379,000	11,848
Poundland Group PLC[2]	3,718,064	11,365
Chow Sang Sang Holdings International Ltd.[2]	6,471,300	10,615
Homeinns Hotel Group (ADR)[1]	296,700	10,135
NagaCorp Ltd.[2]	14,382,000	9,064
Rightmove PLC[2]	142,000	8,583
John Wiley & Sons, Inc., Class A	189,000	8,511
Tesla Motors, Inc.[1]	35,000	8,400
Minor International PCL, nonvoting depositary receipt (Thailand)[2]	8,100,000	8,093
Mothercare PLC[1,2]	2,451,000	7,947
Hathway Cable and Datacom Ltd.[1,2]	11,750,000	7,849
Toll Brothers, Inc.[1]	225,000	7,493
Belmond Ltd., Class A1	784,000	7,448
Eros International PLC, Class A1	759,296	6,948
Playmates Toys Ltd.[2]	27,164,000	6,855
SSI Group, Inc.[1,2]	93,136,500	6,789
Tarena International, Inc., Class A (ADR)[1]	576,000	6,013
Intercontinental Hotels Group PLC[2]	149,530	5,802
Cie. Plastic Omnium SA2	178,600	5,658
Cabela’s Inc.[1]	115,000	5,374
Inchcape PLC[2]	464,600	5,342
Resorttrust, Inc.[2]	195,000	5,147
Daily Mail and General Trust PLC, Class A, nonvoting[2]	485,000	4,981
Lands’ End, Inc.[1]	200,000	4,688
OSIM International Ltd[2]	6,049,600	4,595
DO & CO AG, non-registered shares[2]	42,190	4,575
Talwalkars Better Value Fitness Ltd.[2]	1,020,000	4,191
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 160

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Hankook Tire Co., Ltd.[1,2]	101,174	$4,039
American Axle & Manufacturing Holdings, Inc.[1]	202,000	3,826
TravelCenters of America LLC[1]	400,000	3,760
B2W - Cia. Digital, ordinary nominative[1]	919,300	3,539
Brunello Cucinelli SpA[2]	178,865	3,153
Zhongsheng Group Holdings Ltd.[2]	5,067,500	3,045
POLYTEC Holding AG, non-registered shares[2]	364,350	3,026
Whistler Blackcomb Holdings Inc.	150,000	2,705
Xiabuxiabu Catering Management (China) Holdings Co., Ltd.[2]	6,747,500	2,663
GVC Holdings PLC[2]	374,748	2,561
I.T Limited[2]	9,630,000	2,549
Greene King PLC[2]	180,000	2,456
PT Multipolar Tbk[2]	108,878,700	2,014
L’Occitane International SA2	879,671	1,699
Sitoy Group Holdings Ltd.[2]	4,206,000	1,662
Mando Corp.[2]	10,226	1,434
Tuesday Morning Corp.[1]	200,000	1,300
Ripley Corp SA	3,160,659	1,297
William Hill PLC[2]	205,200	1,197
Parkson Retail Asia Ltd.[2]	6,212,000	1,161
Phorm Corp. Ltd.[1,2]	24,010,000	752
Future Bright Holdings Ltd.[2]	6,810,000	683
International Housewares Retail Co. Ltd.[2]	3,900,000	573
Dick Smith Holdings Ltd.[2]	1,663,000	426
China Zenix Auto International Ltd. (ADR)[1]	428,500	330
Global Mediacom Tbk PT2	3,025,000	240
Mulberry Group PLC[2]	10,550	147
Ten Alps PLC[1,2]	260,000	9
Five Star Travel Corp.[1,2,4]	219,739	4
		778,538
Health care 15.47%
athenahealth, Inc.[1]	396,600	63,841
Myriad Genetics, Inc.[1]	1,274,898	55,025
Ultragenyx Pharmaceutical Inc.[1]	483,768	54,269
Illumina, Inc.[1]	273,800	52,554
Hikma Pharmaceuticals PLC[2]	1,424,000	48,222
Endo International PLC[1]	759,224	46,480
GW Pharmaceuticals PLC (ADR)[1]	559,950	38,883
Insulet Corp.[1]	907,533	34,314
bluebird bio, Inc.[1]	485,765	31,196
Kite Pharma, Inc.[1]	385,539	23,757
Axovant Sciences Ltd.[1]	1,182,027	21,312
China Biologic Products, Inc.[1]	136,000	19,375
BioMarin Pharmaceutical Inc.[1]	172,000	18,019
EXACT Sciences Corp.[1]	1,608,100	14,843
Neovasc Inc.[1]	3,002,195	13,510
Novadaq Technologies Inc.[1]	1,041,350	13,267
NantKwest, Inc.[1]	460,797	7,986
NantKwest, Inc.[1,2,4]	312,903	5,043
CONMED Corp.	217,065	9,562
Sawai Pharmaceutical Co., Ltd.[2]	132,000	9,037
Ocular Therapeutix, Inc.[1]	887,780	8,318
SSY Group Ltd.[2]	31,707,721	8,134
NuVasive, Inc.[1]	148,000	8,008
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 160

Common stocks Health care (continued)	Shares	Value (000)
Teleflex Inc.	60,200	$7,913
Puma Biotechnology, Inc.[1]	87,600	6,868
Team Health Holdings, Inc.[1]	151,250	6,638
Fisher & Paykel Healthcare Corp. Ltd.[2]	1,076,385	6,534
Hologic, Inc.[1]	140,000	5,417
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	4,339
Circassia Pharmaceuticals PLC[1,2]	844,006	3,971
Mauna Kea Technologies SA1,2,3	958,400	3,200
OTCPharm PJSC[1,2]	706,865	2,223
EOS imaging SA1,2	380,000	2,032
PT Siloam International Hospitals Tbk[2]	627,000	444
QRxPharma Ltd.[1,2]	4,129,927	—
		654,534
Information technology 13.28%
Qorvo, Inc.[1]	1,783,038	90,757
AAC Technologies Holdings Inc.[2]	8,558,600	55,642
Palo Alto Networks, Inc.[1]	282,991	49,846
Kakaku.com, Inc.[2]	1,575,000	31,093
Topcon Corp.[2]	1,360,510	23,023
Sunny Optical Technology (Group) Co., Ltd.[2]	10,024,000	22,902
YY Inc., Class A (ADR)[1]	363,000	22,677
Zoopla Property Group PLC[2]	5,616,720	19,830
Hamamatsu Photonics KK2	717,053	19,654
Cray Inc.[1]	603,700	19,590
QLogic Corp.[1]	1,576,900	19,238
Semiconductor Manufacturing International Corp.[1,2]	154,916,500	15,723
Cypress Semiconductor Corp.[1]	1,593,000	15,627
Zebra Technologies Corp., Class A1	215,000	14,975
Sonus Networks, Inc.[1]	2,056,500	14,663
VTech Holdings Ltd.[2]	1,140,000	11,777
Inphi Corp.[1]	426,000	11,511
Silicon Laboratories Inc.[1]	221,000	10,727
Cognex Corp.	290,000	9,793
RIB Software AG2	792,445	9,692
Delta Electronics (Thailand) PCL[2]	3,667,800	7,712
CDW Corp.	140,000	5,886
iDreamSky Technology Ltd., Class A (ADR)[1]	429,000	5,744
Alten SA, non-registered shares[2]	85,500	4,958
Suprema Inc.[1,2]	310,000	4,309
Viavi Solutions Inc.[1]	678,000	4,129
Syntel, Inc.[1]	88,000	3,982
Lumentum Holdings Inc.[1]	169,120	3,724
ON Semiconductor Corp.[1]	370,000	3,626
Semtech Corp.[1]	191,000	3,614
Finisar Corp.[1]	233,000	3,388
Computer Modelling Group Ltd.	491,252	3,188
M/A-COM Technology Solutions Holdings, Inc.[1]	73,215	2,994
Jay Mart PCL[2]	13,851,550	2,915
Goldpac Group Ltd.[2]	6,465,000	2,818
SciQuest, Inc.[1]	183,500	2,380
Ixia[1]	177,000	2,200
Persistent Systems Ltd.[2]	211,496	2,049
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 160

Common stocks Information technology (continued)	Shares	Value (000)
Pandora Media, Inc.[1]	135,000	$1,810
QIWI PLC, Class B (ADR)	92,500	1,660
		561,826
Industrials 9.58%
International Container Terminal Services, Inc.[2]	30,840,000	45,992
AA PLC[2]	7,606,604	35,022
ITT Corp.	801,000	29,092
Moog Inc., Class A1	432,100	26,185
JVM Co., Ltd.[1,2,3]	411,500	19,489
AKR Corporindo Tbk PT2	37,356,800	19,339
PARK24 Co., Ltd.[2]	749,300	18,181
ABM Industries Inc.	589,900	16,795
J. Kumar Infraprojects Ltd.[2]	2,901,000	16,310
Carborundum Universal Ltd.[2]	5,090,000	14,138
Orbital ATK, Inc.	137,150	12,253
Clean Harbors, Inc.[1]	293,000	12,204
Waste Connections, Inc.	194,600	10,960
Amara Raja Batteries Ltd.[2]	810,712	10,508
NORMA Group SE, non-registered shares[2]	180,718	9,988
Intertek Group PLC[2]	235,000	9,611
Summit Ascent Holdings Ltd.[1,2]	19,440,000	8,375
Johnson Electric Holdings Ltd.[2]	2,378,000	8,142
Alliance Global Group, Inc.[2]	23,370,000	7,978
PayPoint PLC[2]	520,000	7,062
Unique Engineering and Construction PCL[2]	11,298,000	6,863
Generac Holdings Inc.[1]	213,300	6,350
Geberit AG2	16,500	5,550
Northgate PLC[2]	859,900	4,987
KEYW Holding Corp.[1]	750,000	4,515
Aida Engineering, Ltd.[2]	432,000	4,460
Gujarat Pipavav Port Ltd.[1,2]	1,985,000	4,221
CJ Korea Express Co., Ltd.[1,2]	24,500	3,980
CAE Inc.	337,000	3,739
Bossard Holding AG2	31,400	3,417
Frigoglass SAIC[1,2]	1,427,939	2,929
CIMC Enric Holdings Ltd.[2]	5,016,000	2,922
Landstar System, Inc.	46,600	2,733
Pegasus Hava Tasimaciligi AS1,2	385,000	2,317
Orient Overseas (International) Ltd.[2]	438,000	2,095
Rheinmetall AG2	29,000	1,931
Chart Industries, Inc.[1]	103,900	1,866
TD Power Systems Ltd.[2]	286,208	1,317
COSCO Pacific Ltd.[2]	910,000	1,003
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative[1]	555,200	373
Shun Tak Holdings Ltd.[2]	906,000	340
		405,532
Consumer staples 6.76%
Sprouts Farmers Market, Inc.[1]	3,726,926	99,099
COSMOS Pharmaceutical Corp.[2]	224,000	35,284
Herbalife Ltd.[1]	579,500	31,073
Puregold Price Club, Inc.[2]	37,418,000	27,564
Coca-Cola Icecek AS, Class C2	1,108,100	14,106
Hypermarcas SA, ordinary nominative[1]	2,253,800	12,368
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 160

Common stocks Consumer staples (continued)	Shares	Value (000)
Treasury Wine Estates Ltd.[2]	1,834,975	$11,015
PZ Cussons PLC[2]	2,605,000	10,932
SalMar ASA[2]	570,000	9,956
Emperador Inc.[2]	45,300,000	8,605
Super Group Ltd.[2]	11,464,000	6,744
Kernel Holding SA2	493,041	6,034
Petra Foods Ltd.[2]	3,730,000	5,521
Del Monte Pacific Ltd.[2]	16,286,223	4,648
Lenta Ltd. (GDR)[1,2]	240,000	1,621
Stock Spirits Group PLC[2]	746,100	1,536
		286,106
Financials 6.72%
Kotak Mahindra Bank Ltd.[2]	3,282,732	35,882
Essent Group Ltd.[1]	1,249,064	27,342
Kemper Corp.	700,000	26,075
Avanza Bank Holding AB2	599,614	26,026
Land and Houses PCL, nonvoting depository receipt[2]	69,190,000	18,112
K. Wah International Holdings Ltd.[2]	40,075,321	17,205
Old Republic International Corp.	909,400	16,942
Shriram Transport Finance Co. Ltd.[2]	1,159,955	15,003
WHA Corp. PCL[1,2]	157,857,350	12,469
Chailease Holding Co. Ltd.[2]	6,886,880	11,829
Endurance Specialty Holdings Ltd.	110,000	7,039
Signature Bank[1]	42,000	6,441
EFG International AG2	562,925	5,913
City Union Bank Ltd.[2]	4,125,000	5,739
Altisource Residential Corp.	451,407	5,602
Bank of Ireland[1,2]	14,099,515	5,206
LSL Property Services PLC[2]	1,190,000	4,999
Mahindra Lifespace Developers Ltd.[2]	681,356	4,862
Cathay General Bancorp, Inc.	155,000	4,856
Golden Wheel Tiandi Holdings Co. Ltd.[2]	49,482,000	4,360
Texas Capital Bancshares, Inc.[1]	86,600	4,280
Numis Corp. PLC[2]	1,118,302	4,037
Tune Ins Holdings Bhd.[2]	13,112,000	3,935
BankUnited, Inc.	82,000	2,957
Inversiones La Construcción SA	205,000	2,101
National Bank of Pakistan[2]	3,370,000	1,740
Lai Sun Development Co. Ltd.[2]	100,931,666	1,546
Premium Leisure Corp.[2]	80,900,000	1,094
Altisource Asset Management Corp.[1]	48,474	832
		284,424
Energy 3.80%
InterOil Corp.[1]	1,184,235	37,209
Laredo Petroleum, Inc.[1]	4,534,000	36,227
SM Energy Co.	646,000	12,700
Pason Systems Inc.	791,000	11,084
Amerisur Resources PLC[1,2]	27,117,360	9,862
Oasis Petroleum Inc.[1]	1,333,000	9,824
Ophir Energy PLC[1,2]	6,652,492	9,603
Venture Global LNG, Inc., Class C1,2,3,4,5	2,760	8,280
Lekoil Ltd. (CDI)[1,2]	21,413,600	5,875
Veresen Inc.	879,100	5,629
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 160

Common stocks Energy (continued)	Shares	Value (000)
Exillon Energy PLC[1,2]	3,470,438	$5,470
Victoria Oil & Gas PLC[1,2,3]	6,966,560	3,613
Carrizo Oil & Gas, Inc.[1]	41,273	1,221
Genel Energy PLC[1,2]	400,600	993
Canadian Overseas Petroleum Ltd.[1,3]	11,225,000	325
Canadian Overseas Petroleum Ltd.[1,4]	8,000,000	231
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2,3]	6,050,000	178
Circle Oil PLC[1,2]	22,687,000	627
Providence Resources PLC[1,2]	2,490,250	533
Tethys Petroleum Ltd.[1]	10,075,550	437
Cairn Energy PLC[1,2]	185,233	430
Range Resources Ltd.[1,2]	38,707,800	186
Borders & Southern Petroleum PLC[1,2]	7,028,100	161
BNK Petroleum Inc.[1]	756,920	115
International Petroleum Ltd.[1,2]	54,894,353	112
African Petroleum Corp. Ltd.[1,2]	336,363	60
Esrey Energy Ltd.[1]	825,000	24
		161,009
Materials 3.61%
PolyOne Corp.	720,168	22,873
Lundin Mining Corp.[1]	7,025,000	19,292
Sirius Minerals Plc[1,2]	79,015,210	17,176
AptarGroup, Inc.	170,000	12,350
HudBay Minerals Inc.	2,720,000	10,438
Time Technoplast Ltd.[2,3]	11,888,000	10,131
Stillwater Mining Co.[1]	1,100,000	9,427
CPMC Holdings Ltd.[2]	12,800,000	7,885
Lenzing AG2	82,000	6,184
Silgan Holdings Inc.	109,000	5,855
Mayr-Melnhof Karton AG, non-registered shares[2]	45,300	5,637
United States Steel Corp.	575,000	4,588
Synthomer PLC[2]	900,000	4,192
Arkema SA2	56,300	3,938
Buzzi Unicem SPA[2]	220,000	3,915
Greatview Aseptic Packaging Co. Ltd.[2]	5,000,000	2,260
Nampak Ltd.[2]	1,187,849	1,905
Sylvania Platinum Ltd. (CDI)[1,2,3]	15,000,000	1,686
Rusoro Mining Ltd.[1]	25,530,432	1,015
Huntsman Corp.	68,600	780
Hummingbird Resources PLC[1,2]	3,475,000	640
Kenmare Resources PLC[1,2]	54,706,150	371
Sundance Resources Ltd.[1,2]	4,251,099	32
Orsu Metals Corp.[1]	588,231	8
Indochine Mining Ltd.[1,2,3]	73,199,466	—
		152,578
Utilities 1.91%
ENN Energy Holdings Ltd.[2]	9,515,700	50,443
CT Environmental Group Ltd.[2]	40,064,000	13,090
Glow Energy PCL[2]	3,930,000	8,003
Greenko Group PLC[1,2]	2,280,000	3,311
Ratchaburi Electricity Generating Holding PCL[2]	2,300,000	3,025
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 160

Common stocks Utilities (continued)	Shares	Value (000)
Energy World Corp. Ltd.[1,2]	10,883,000	$1,823
Mytrah Energy Ltd.[1,2]	1,700,000	1,128
		80,823
Telecommunication services 0.06%
Total Access Communication PCL[2]	1,602,200	1,326
Hutchison Telecommunications Hong Kong Holdings Ltd.[2]	3,200,000	1,107
		2,433
Miscellaneous 4.94%
Other common stocks in initial period of acquisition		209,226
Total common stocks (cost: $3,454,748,000)		3,577,029
Rights & warrants 0.01% Energy 0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2,3]	2,555,000	46
Range Resources Ltd., warrants, expire 2016[1,2]	33,500,000	—
		46
Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		271
Total rights & warrants (cost: $280,000)		317
Convertible stocks 0.16% Health care 0.16%
Stemcentrx, Inc., Series F-1, convertible preferred[2,5]	274,000	6,913
Total convertible stocks (cost: $3,307,000)		6,913
Bonds, notes & other debt instruments 0.22% U.S. Treasury bonds & notes 0.22% U.S. Treasury 0.22%	Principal amount (000)
U.S. Treasury 2.125% 2016	$ 9,125	9,152
Total bonds, notes & other debt instruments (cost: $9,155,000)		9,152
Short-term securities 15.04%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 1/22/2016	35,500	35,492
Fannie Mae 0.23% due 3/1/2016	23,300	23,295
Federal Home Loan Bank 0.12%–0.52% due 1/8/2016–5/27/2016	382,100	381,973
Liberty Street Funding Corp. 0.49% due 3/1/2016[4]	25,800	25,774
Mizuho Bank, Ltd. 0.28%–0.35% due 1/14/2016–2/25/2016[4]	81,200	81,175
National Australia Bank Ltd. 0.24% due 2/2/2016[4]	26,900	26,893
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[4]	3,400	3,399
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 160

Short-term securities	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.32% due 2/8/2016[4]	$31,300	$31,286
Total Capital Canada Ltd. 0.19% due 1/25/2016[4]	27,100	27,094
Total short-term securities (cost: $636,353,000)		636,381
Total investment securities 99.96% (cost: $4,103,843,000)		4,229,792
Other assets less liabilities 0.04%		1,711
Net assets 100.00%		$4,231,503
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $56,654,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/25/2016	UBS AG	$359	A$500	$(5)
Australian dollars	2/18/2016	Barclays Bank PLC	$360	A$500	(3)
British pounds	1/29/2016	HSBC Bank	$39,514	£26,517	419
British pounds	1/29/2016	Citibank	$17,975	£12,070	180
Euros	1/29/2016	HSBC Bank	$3,892	€3,586	(8)
Japanese yen	1/12/2016	UBS AG	$4,306	¥528,290	(90)
Singapore dollars	2/24/2016	Barclays Bank PLC	$5,367	S$7,612	8
					$501
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,610,284,000, which represented 38.05% of the net assets of the fund. This amount includes $1,549,663,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $209,179,000, which represented 4.94% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$8,280.20%
Stemcentrx, Inc., Series F-1, convertible preferred	6/10/2014	3,307	6,913.16
Total private placement securities		$ 11,587	$ 15,193.36%

Key to abbreviations and symbols
ADR = American Depositary Receipts	A$ = Australian dollars	¥ = Japanese yen
CDI = CREST Depository Interest	€ = Euros	S$ = Singapore dollars
GDR = Global Depositary Receipts	GBP/£ = British pounds
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 160

Growth Fund
Investment portfolio
December 31, 2015
Common stocks 96.79% Consumer discretionary 22.46%	Shares	Value (000)
Amazon.com, Inc.[1]	2,144,216	$1,449,254
Home Depot, Inc.	6,170,000	815,982
Comcast Corp., Class A	8,785,000	495,738
Twenty-First Century Fox, Inc., Class A	8,285,000	225,021
Charter Communications, Inc., Class A1	1,106,000	202,509
Starbucks Corp.	3,185,000	191,196
NIKE, Inc., Class B	2,680,000	167,500
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	840,000	155,400
MGM Resorts International[1]	6,037,900	137,181
Luxottica Group SpA[2]	1,739,000	113,364
Lowe’s Companies, Inc.	1,285,680	97,763
Liberty Global PLC, Class C1	2,275,000	92,752
Netflix, Inc.[1]	805,000	92,076
Lennar Corp., Class A	1,500,000	73,365
Mattel, Inc.	2,425,000	65,887
Tesla Motors, Inc.[1]	268,000	64,323
CBS Corp., Class B	1,360,000	64,097
Expedia, Inc.	498,000	61,901
Jarden Corp.[1]	950,000	54,264
Tiffany & Co.	589,000	44,935
Walt Disney Co.	350,000	36,778
Sturm, Ruger & Co., Inc.	563,488	33,589
Toyota Motor Corp.[2]	535,000	32,838
Domino’s Pizza, Inc.	275,000	30,594
Ralph Lauren Corp., Class A	208,000	23,188
L’Occitane International SA2	10,513,000	20,302
Wynn Resorts, Ltd.	276,140	19,106
Chipotle Mexican Grill, Inc.[1]	38,500	18,474
Carnival Corp., units	290,000	15,799
		4,895,176
Information technology 21.33%
Microsoft Corp.	13,810,000	766,179
Facebook, Inc., Class A1	4,332,685	453,459
ASML Holding NV (New York registered)	3,034,016	269,330
ASML Holding NV2	1,808,186	161,139
Visa Inc., Class A	4,332,000	335,947
Alphabet Inc., Class A1	224,000	174,274
Alphabet Inc., Class C1	195,625	148,456
Avago Technologies Ltd.	2,215,100	321,522
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	48,537,000	209,441
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,425,392	32,428
Apple Inc.	2,256,300	237,498
LinkedIn Corp., Class A1	788,650	177,509
Nintendo Co., Ltd.[2]	1,114,960	153,487
salesforce.com, inc.[1]	1,915,000	150,136
American Funds Insurance Series — Growth Fund — Page 14 of 160

Common stocks Information technology (continued)	Shares	Value (000)
NetSuite Inc.[1]	1,608,600	$136,120
Hexagon AB, Class B2	3,152,551	116,794
Murata Manufacturing Co., Ltd.[2]	678,500	97,383
Adobe Systems Inc.[1]	1,000,000	93,940
Autodesk, Inc.[1]	1,310,000	79,818
Dolby Laboratories, Inc., Class A	2,166,221	72,893
Twitter, Inc.[1]	2,775,000	64,213
Intel Corp.	1,580,000	54,431
Amphenol Corp., Class A	935,000	48,835
Intuit Inc.	485,000	46,803
MercadoLibre, Inc.	380,000	43,449
Finisar Corp.[1]	2,554,000	37,135
PayPal Holdings, Inc.[1]	907,000	32,833
Alibaba Group Holding Ltd. (ADR)[1]	360,000	29,257
TE Connectivity Ltd.	390,000	25,198
Demandware, Inc.[1]	425,000	22,937
Texas Instruments Inc.	385,000	21,102
Workday, Inc., Class A1	228,700	18,223
VeriSign, Inc.[1]	185,000	16,162
		4,648,331
Health care 17.17%
Express Scripts Holding Co.[1]	4,793,208	418,974
UnitedHealth Group Inc.	3,330,000	391,741
Regeneron Pharmaceuticals, Inc.[1]	627,400	340,597
Vertex Pharmaceuticals Inc.[1]	2,492,000	313,568
Incyte Corp.[1]	2,842,500	308,269
Centene Corp.[1]	4,104,200	270,097
Hologic, Inc.[1]	5,043,000	195,114
Humana Inc.	993,200	177,296
Thermo Fisher Scientific Inc.	1,240,000	175,894
Gilead Sciences, Inc.	1,070,000	108,273
Myriad Genetics, Inc.[1]	2,284,247	98,588
Biogen Inc.[1]	300,000	91,905
Medtronic PLC	1,170,000	89,996
Intuitive Surgical, Inc.[1]	155,800	85,092
Agios Pharmaceuticals, Inc.[1]	1,282,120	83,235
ResMed Inc.	1,480,000	79,461
Merck & Co., Inc.	1,425,000	75,269
Boston Scientific Corp.[1]	3,100,000	57,164
Baxalta Inc.	1,397,119	54,530
Abbott Laboratories	1,157,200	51,970
Intercept Pharmaceuticals, Inc.[1]	325,000	48,539
Quintiles Transnational Holdings Inc.[1]	655,000	44,972
bluebird bio, Inc.[1]	683,000	43,862
Alnylam Pharmaceuticals, Inc.[1]	426,000	40,104
Eli Lilly and Co.	267,000	22,497
Brookdale Senior Living Inc.[1]	1,150,000	21,229
Novo Nordisk A/S, Class B2	327,000	18,796
Bristol-Myers Squibb Co.	221,000	15,203
Baxter International Inc.	281,000	10,720
St. Jude Medical, Inc.	150,000	9,266
InnovaCare Inc.[1,2,3]	2,843,000	1,194
		3,743,415
American Funds Insurance Series — Growth Fund — Page 15 of 160

Common stocks Financials 12.82%	Shares	Value (000)
Wells Fargo & Co.	10,401,096	$565,404
Berkshire Hathaway Inc., Class A1	1,710	338,238
Berkshire Hathaway Inc., Class B1	363,734	48,027
PNC Financial Services Group, Inc.	1,898,600	180,955
Legal & General Group PLC[2]	45,158,246	178,096
JPMorgan Chase & Co.	2,503,720	165,321
Capital One Financial Corp.	2,120,000	153,022
American International Group, Inc.	2,333,300	144,595
Onex Corp.	2,342,800	143,612
Arch Capital Group Ltd.[1]	1,800,000	125,550
American Tower Corp.	880,000	85,316
ACE Ltd.	707,366	82,656
Goldman Sachs Group, Inc.	434,400	78,292
FCB Financial Holdings, Inc., Class A1	1,680,000	60,127
Bank of America Corp.	3,240,000	54,529
Financial Engines, Inc.	1,365,000	45,959
Leucadia National Corp.	2,589,740	45,036
Markit Ltd.[1]	1,176,900	35,507
Iron Mountain Inc.	1,300,000	35,113
First Republic Bank	495,000	32,700
CME Group Inc., Class A	350,100	31,719
W. R. Berkley Corp.	550,000	30,112
Crown Castle International Corp.	265,000	22,909
Legg Mason Partners Equity Fund	565,000	22,165
BlackRock, Inc.	60,000	20,431
Fifth Third Bancorp	980,000	19,698
Charles Schwab Corp.	590,000	19,429
Morgan Stanley	411,000	13,074
PacWest Bancorp	250,000	10,775
LendingClub Corp.[1]	629,200	6,953
		2,795,320
Consumer staples 8.82%
Costco Wholesale Corp.	2,330,000	376,295
Philip Morris International Inc.	3,615,000	317,795
Coca-Cola Co.	4,670,000	200,623
Kerry Group PLC, Class A2	2,000,000	165,510
Kroger Co.	3,710,000	155,189
Constellation Brands, Inc., Class A	1,075,000	153,123
Kraft Heinz Co.	1,500,000	109,140
CVS Health Corp.	1,090,000	106,569
Herbalife Ltd.[1]	1,704,594	91,400
Glanbia PLC[2]	3,043,077	55,960
Walgreens Boots Alliance, Inc.	615,000	52,370
Mead Johnson Nutrition Co.	650,000	51,317
TreeHouse Foods, Inc.[1]	472,766	37,093
Coca-Cola Enterprises, Inc.	470,000	23,143
Pinnacle Foods Inc.	425,000	18,046
Reynolds American Inc.	190,000	8,769
		1,922,342
Industrials 6.13%
Boeing Co.	2,250,000	325,327
Oshkosh Corp.[4]	4,947,000	193,131
Rockwell Collins, Inc.	1,775,000	163,832
American Funds Insurance Series — Growth Fund — Page 16 of 160

Common stocks Industrials (continued)	Shares	Value (000)
Grafton Group PLC, units[2]	7,866,000	$85,603
General Dynamics Corp.	555,000	76,235
MTU Aero Engines AG2	751,034	73,211
Fastenal Co.	1,590,000	64,904
Northrop Grumman Corp.	270,000	50,979
Stericycle, Inc.[1]	375,000	45,225
Meggitt PLC[2]	7,758,850	42,796
Cummins Inc.	475,000	41,805
Norfolk Southern Corp.	478,809	40,502
Robert Half International Inc.	845,000	39,833
TransDigm Group Inc.[1]	169,000	38,608
Caterpillar Inc.	490,000	33,300
Masco Corp.	722,000	20,433
		1,335,724
Energy 5.79%
Concho Resources Inc.[1]	2,149,000	199,556
Suncor Energy Inc.	5,502,090	142,036
Noble Energy, Inc.	3,863,000	127,209
Schlumberger Ltd.	1,600,000	111,600
Weatherford International PLC[1]	11,315,007	94,933
Pioneer Natural Resources Co.	749,000	93,910
Chevron Corp.	1,000,000	89,960
Core Laboratories NV	561,198	61,025
Halliburton Co.	1,600,000	54,464
FMC Technologies, Inc.[1]	1,765,000	51,203
Cimarex Energy Co.	419,700	37,513
EOG Resources, Inc.	527,400	37,335
Murphy Oil Corp.	1,577,300	35,410
Royal Dutch Shell PLC, Class B (ADR)	760,100	34,995
Peyto Exploration & Development Corp.	1,870,000	33,610
Enbridge Inc. (CAD denominated)	751,975	24,999
Helmerich & Payne, Inc.	259,800	13,912
Tourmaline Oil Corp.[1]	547,000	8,835
Seven Generations Energy Ltd., Class A1	892,478	8,694
		1,261,199
Materials 1.27%
E.I. du Pont de Nemours and Co.	1,990,000	132,534
Potash Corp. of Saskatchewan Inc.	4,000,000	68,480
Praxair, Inc.	385,000	39,424
HudBay Minerals Inc.	5,617,200	21,556
FMC Corp.	397,400	15,550
		277,544
Telecommunication services 0.62%
Zayo Group Holdings, Inc.[1]	3,599,000	95,697
T-Mobile US, Inc.[1]	650,000	25,428
Vodafone Group PLC[2]	4,300,000	13,909
		135,034
American Funds Insurance Series — Growth Fund — Page 17 of 160

Common stocks Utilities 0.18%	Shares	Value (000)
Exelon Corp.	1,405,000	$39,017
KGen Power Corp.[1,2,4,5]	3,166,128	1,140
		40,157
Miscellaneous 0.20%
Other common stocks in initial period of acquisition		44,565
Total common stocks (cost: $14,299,040,000)		21,098,807
Rights & warrants 0.00% Energy 0.00%
Kinder Morgan, Inc., warrants, expire 2017[1]	5,585,520	336
Total rights & warrants (cost: $20,065,000)		336
Convertible stocks 0.06% Consumer discretionary 0.06%
Uber Technologies, Inc., Series F, convertible preferred[2,5]	268,677	13,104
Total convertible stocks (cost: $10,650,000)		13,104
Short-term securities 3.42%	Principal amount (000)
Chevron Corp. 0.17%–0.23% due 1/11/2016–2/16/2016[3]	$136,700	136,677
Emerson Electric Co. 0.22% due 1/20/2016[3]	42,100	42,094
Estée Lauder Companies Inc. 0.35% due 1/11/2016[3]	30,000	29,998
Federal Farm Credit Banks 0.18% due 1/21/2016	21,600	21,598
Federal Home Loan Bank 0.12%–0.58% due 1/8/2016–6/20/2016	416,200	415,818
Freddie Mac 0.16%–0.51% due 1/6/2016–4/26/2016	67,600	67,544
Jupiter Securitization Co., LLC 0.43% due 1/13/2016[3]	31,400	31,395
Total short-term securities (cost: $744,979,000)		745,124
Total investment securities 100.27% (cost: $15,074,734,000)		21,857,371
Other assets less liabilities (0.27)%		(59,687)
Net assets 100.00%		$21,797,684
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Growth Fund — Page 18 of 160

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,556,484,000, which represented 7.14% of the net assets of the fund. This amount includes $1,541,046,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $241,357,000, which represented 1.11% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$13,104.06%
KGen Power Corp.	12/19/2006	1,203	1,140.01
Total private placement securities		$ 11,853	$ 14,244.07%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 19 of 160

International Fund
Investment portfolio
December 31, 2015
Common stocks 90.88% Financials 19.92%	Shares	Value (000)
AIA Group Ltd.[1]	34,295,700	$204,319
HDFC Bank Ltd.[1]	7,077,600	141,471
HDFC Bank Ltd. (ADR)	352,300	21,702
Barclays PLC[1]	47,214,347	152,818
Cheung Kong Property Holdings Ltd.[1]	19,409,836	125,216
Prudential PLC[1]	4,380,265	98,065
Credit Suisse Group AG1	3,174,427	68,610
UBS Group AG1	3,019,651	58,110
BNP Paribas SA1	966,046	54,682
Commerzbank AG, non-registered shares[1,2]	4,107,954	42,532
Kotak Mahindra Bank Ltd.[1]	3,597,048	39,317
Ayala Land, Inc.[1]	53,650,700	39,172
Sberbank of Russia (ADR)[1]	6,554,000	38,228
Sun Hung Kai Properties Ltd.[1]	2,998,666	35,990
Housing Development Finance Corp. Ltd.[1]	1,890,000	35,907
UniCredit SpA[1]	6,051,905	33,334
Henderson Land Development Co. Ltd.[1]	5,316,095	32,361
Wharf (Holdings) Ltd.[1]	5,653,000	31,203
Resona Holdings, Inc.[1]	6,090,000	29,560
Siam Commercial Bank PCL[1]	6,825,004	22,523
Axis Bank Ltd.[1]	3,222,055	21,737
Metropolitan Bank & Trust Co.[1]	12,130,000	20,750
HSBC Holdings PLC (HKD denominated)[1]	2,549,363	20,218
Société Générale[1]	350,575	16,171
ING Groep NV, depository receipts[1]	1,183,000	15,924
AXA SA1	497,312	13,596
Assicurazioni Generali SpA[1]	665,000	12,159
RSA Insurance Group PLC[1]	1,542,100	9,690
Standard Chartered PLC[1]	669,285	5,553
Standard Chartered PLC (HKD denominated)[1]	492,085	4,136
Bankia, SA1	8,239,309	9,582
Investment AB Kinnevik, Class B1	256,233	7,855
RioCan Real Estate Investment Trust	433,978	7,430
Bank of the Philippine Islands[1]	4,130,000	7,350
Royal Bank of Canada	135,000	7,234
Hana Financial Group Inc.[1]	315,000	6,308
		1,490,813
Information technology 12.99%
Baidu, Inc., Class A (ADR)[2]	971,500	183,652
Tencent Holdings Ltd.[1]	9,337,900	182,164
Samsung Electronics Co., Ltd.[1]	108,419	115,773
Nintendo Co., Ltd.[1]	807,500	111,162
Alibaba Group Holding Ltd. (ADR)[2]	933,200	75,841
ASML Holding NV1	685,834	61,119
Murata Manufacturing Co., Ltd.[1]	315,500	45,283
American Funds Insurance Series — International Fund — Page 20 of 160

Common stocks Information technology (continued)	Shares	Value (000)
MediaTek Inc.[1]	5,924,000	$44,770
Gemalto NV1	666,904	39,849
Tech Mahindra Ltd.[1]	3,367,914	26,448
Samsung SDI Co., Ltd.[1]	254,899	24,477
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	3,820,000	16,484
Keyence Corp.[1]	24,600	13,502
Infineon Technologies AG1	912,346	13,351
Worldpay Group PLC[1,2]	2,356,900	10,687
Yandex NV, Class A2	477,000	7,498
		972,060
Health care 12.39%
Novartis AG1	3,780,150	323,114
UCB SA1	1,115,496	100,408
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	1,735,509	56,087
Grifols, SA, Class A, non-registered shares[1]	440,500	20,279
Grifols, SA, Class B (ADR)	396,845	12,857
Bayer AG1	702,771	88,171
Takeda Pharmaceutical Co. Ltd.[1]	1,556,400	77,483
Novo Nordisk A/S, Class B1	1,096,000	62,999
Teva Pharmaceutical Industries Ltd. (ADR)	691,800	45,410
Merck KGaA[1]	420,900	40,883
Astellas Pharma Inc.[1]	2,322,700	32,992
Chugai Pharmaceutical Co., Ltd.[1]	581,000	20,249
Fresenius SE & Co. KGaA[1]	231,000	16,519
GlaxoSmithKline PLC[1]	626,000	12,644
Fresenius Medical Care AG & Co. KGaA[1]	104,143	8,774
Sysmex Corp.[1]	90,000	5,756
OTCPharm PJSC[1,2]	705,600	2,219
		926,844
Consumer discretionary 12.14%
Toyota Motor Corp.[1]	1,509,700	92,666
Altice NV, Class A1,2	4,054,716	57,982
Altice NV, Class B1,2	1,118,127	16,177
Numericable-SFR, non-registered shares[1]	1,771,571	64,322
Sands China Ltd.[1]	17,286,000	58,466
Galaxy Entertainment Group Ltd.[1]	17,563,000	54,760
Kering SA1	287,433	48,994
H & M Hennes & Mauritz AB, Class B1	1,297,377	46,199
PT Surya Citra Media Tbk[1]	176,000,000	39,432
Techtronic Industries Co. Ltd.[1]	9,666,000	39,266
Hyundai Motor Co.[1]	278,000	35,030
Li & Fung Ltd.[1]	50,242,000	33,904
Melco Crown Entertainment Ltd. (ADR)	1,985,000	33,348
Mahindra & Mahindra Ltd.[1]	1,712,000	32,780
Hyundai Mobis Co., Ltd.[1]	145,454	30,356
JD.com, Inc., Class A (ADR)[2]	826,500	26,667
Naspers Ltd., Class N1	172,500	23,585
Tata Motors Ltd.[1,2]	3,457,654	20,333
Cie. Générale des Établissements Michelin[1]	198,934	18,888
Global Brands Group Holding Ltd.[1,2]	89,100,000	16,830
Kingfisher PLC[1]	3,437,000	16,642
Restaurant Brands International Inc.	425,300	15,889
adidas AG1	147,000	14,324
American Funds Insurance Series — International Fund — Page 21 of 160

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Astra International Tbk PT1	30,260,000	$13,004
Tele Columbus AG1,2	1,113,750	11,185
B&M European Value Retail SA1	2,427,000	10,176
Renault SA1	95,000	9,523
Whitbread PLC[1]	142,200	9,190
Sony Corp.[1]	295,000	7,227
Liberty Global PLC, Class A2	106,300	4,503
SEGA SAMMY HOLDINGS INC.[1]	421,500	3,936
Prada SpA[1]	503,600	1,563
Genting Singapore PLC[1]	2,094,400	1,129
		908,276
Industrials 10.10%
Airbus Group SE, non-registered shares[1]	2,250,014	151,074
Jardine Matheson Holdings Ltd.[1]	1,091,600	53,001
Rolls-Royce Holdings PLC[1,2]	5,663,000	47,934
Babcock International Group PLC[1]	3,055,615	45,502
CK Hutchison Holdings Ltd.[1]	3,350,836	44,975
SMC Corp.[1]	164,100	42,556
Bureau Veritas SA1	1,596,096	31,763
Ryanair Holdings PLC (ADR)	362,700	31,359
Legrand SA1	545,750	30,803
Toshiba Corp.[1,2]	12,474,000	25,598
China State Construction International Holdings Ltd.[1]	13,878,000	23,999
Nidec Corp.[1]	310,000	22,438
Groupe Eurotunnel SE1	1,790,403	22,219
International Container Terminal Services, Inc.[1]	13,312,000	19,852
VINCI SA1	302,700	19,412
Ashtead Group PLC[1]	1,169,000	19,235
Komatsu Ltd.[1]	1,008,000	16,424
Deutsche Post AG1	549,000	15,461
Recruit Holdings Co., Ltd.[1]	480,000	14,114
Siemens AG1	143,300	13,903
Intertek Group PLC[1]	299,700	12,257
Capita PLC[1]	666,400	11,857
Kühne + Nagel International AG1	77,500	10,626
DP World Ltd.[1]	500,859	10,149
Safran SA1	139,400	9,547
KONE Oyj, Class B1	223,844	9,412
		755,470
Consumer staples 7.14%
Nestlé SA1	1,351,700	100,193
Pernod Ricard SA1	799,200	90,862
Associated British Foods PLC[1]	1,443,588	71,058
AMOREPACIFIC Corp.[1]	149,546	52,521
British American Tobacco PLC[1]	612,000	33,990
Japan Tobacco Inc.[1]	570,000	20,929
Treasury Wine Estates Ltd.[1]	3,429,519	20,588
Uni-Charm Corp.[1]	870,000	17,737
Philip Morris International Inc.	192,400	16,914
Marine Harvest ASA[1,2]	1,129,063	15,201
Reckitt Benckiser Group PLC[1]	119,000	10,954
Orion Corp.[1]	10,790	10,665
SABMiller PLC[1]	155,400	9,308
American Funds Insurance Series — International Fund — Page 22 of 160

Common stocks Consumer staples (continued)	Shares	Value (000)
Indofood Sukses Makmur Tbk PT1	24,400,000	$9,070
Kao Corp.[1]	166,000	8,518
Thai Beverage PCL[1]	16,990,900	8,259
Tesco PLC[1,2]	3,580,000	7,879
Ajinomoto Co., Inc.[1]	322,000	7,621
Hypermarcas SA, ordinary nominative[2]	1,280,000	7,024
Shiseido Co., Ltd.[1]	335,000	6,932
Wal-Mart de México, SAB de CV, Series V	2,065,000	5,211
Glanbia PLC[1]	140,298	2,580
		534,014
Utilities 5.14%
Power Grid Corp. of India Ltd.[1]	59,159,040	125,784
Cheung Kong Infrastructure Holdings Ltd.[1]	8,253,000	76,076
ENN Energy Holdings Ltd.[1]	11,618,000	61,587
SSE PLC[1]	2,093,404	46,877
China Gas Holdings Ltd.[1]	21,150,000	30,432
ACCIONA, SA1	199,700	16,992
Red Eléctrica de Corporación, SA1	169,000	14,086
Engie SA1	605,515	10,716
PT Perusahaan Gas Negara (Persero) Tbk[1]	12,110,000	2,395
		384,945
Materials 4.44%
Syngenta AG1	200,250	78,599
HeidelbergCement AG1	747,240	60,961
Grasim Industries Ltd.[1]	556,401	33,145
Grasim Industries Ltd. (GDR)[1]	131,304	7,822
Rio Tinto PLC[1]	1,062,000	30,950
First Quantum Minerals Ltd.	7,199,000	26,950
CRH PLC[1]	798,000	23,066
Fortescue Metals Group Ltd.[1]	12,847,000	17,328
BASF SE1	160,500	12,270
Amcor Ltd.[1]	1,240,000	12,064
Vale SA, Class A, preferred nominative (ADR)	3,641,300	9,286
Vale SA, Class A, preferred nominative	109,700	284
Givaudan SA1	4,082	7,345
Linde AG1	48,679	7,066
Akzo Nobel NV1	73,350	4,899
		332,035
Telecommunication services 2.85%
SoftBank Group Corp.[1]	1,459,400	73,546
China Mobile Ltd.[1]	2,346,000	26,293
KDDI Corp.[1]	989,600	25,618
MTN Group Ltd.[1]	2,478,600	21,249
Idea Cellular Ltd.[1]	9,700,182	20,991
TalkTalk Telecom Group PLC[1]	4,279,000	13,635
Bharti Airtel Ltd.[1]	2,530,000	12,963
Intouch Holdings PCL[1]	4,542,500	6,510
Intouch Holdings PCL, nonvoting depository receipts[1]	3,813,500	5,466
China Telecom Corp. Ltd., Class H1	14,684,000	6,839
		213,110
American Funds Insurance Series — International Fund — Page 23 of 160

Common stocks Energy 2.58%	Shares	Value (000)
Royal Dutch Shell PLC, Class B1	1,792,900	$40,939
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	502,998	11,301
Oil Search Ltd.[1]	7,640,000	37,404
Canadian Natural Resources, Ltd.	965,700	21,091
BP PLC[1]	3,775,730	19,675
Tullow Oil PLC[1,2]	5,446,000	13,273
Technip SA1	226,005	11,164
TOTAL SA1	215,838	9,612
Suncor Energy Inc.	321,000	8,287
Gazprom PJSC (ADR)[1]	1,713,500	6,352
Eni SpA[1]	425,000	6,296
Repsol, SA, non-registered shares[1]	484,853	5,279
BG Group PLC[1]	191,007	2,770
		193,443
Miscellaneous 1.19%
Other common stocks in initial period of acquisition		89,293
Total common stocks (cost: $6,428,351,000)		6,800,303
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		242
Total rights & warrants (cost: $245,000)		242
Bonds, notes & other debt instruments 1.09% Corporate bonds & notes 0.58% Materials 0.55%	Principal amount (000)
First Quantum Minerals Ltd. 7.00% 2021[3]	$3,725	2,356
First Quantum Minerals Ltd. 7.25% 2022[3]	25,720	16,203
FMG Resources 9.75% 2022[3]	17,728	16,310
Vale Overseas Ltd. 6.875% 2036	1,430	1,007
Vale Overseas Ltd. 6.875% 2039	7,035	4,924
Vale SA 5.625% 2042	95	63
		40,863
Energy 0.03%
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	3,000	2,135
Total corporate bonds & notes		42,998
U.S. Treasury bonds & notes 0.31% U.S. Treasury 0.31%
U.S. Treasury 2.125% 2016[4]	23,450	23,518
Total U.S. Treasury bonds & notes		23,518
Bonds & notes of governments & government agencies outside the U.S. 0.20%
Brazil (Federal Republic of) 10.00% 2025	BRL40,000	7,230
Brazil (Federal Republic of) 6.00% 2050[5]	35,167	7,440
		14,670
Total bonds, notes & other debt instruments (cost: $92,818,000)		81,186
American Funds Insurance Series — International Fund — Page 24 of 160

Short-term securities 7.79%	Principal amount (000)	Value (000)
American Honda Finance Corp. 0.20% due 1/6/2016	$29,300	$29,299
ANZ New Zealand (International) Ltd. 0.40% due 1/13/2016[3]	20,000	19,997
Australia & New Zealand Banking Group, Ltd. 0.28% due 2/12/2016[3]	46,400	46,371
Bank of Montreal 0.32% due 2/16/2016	35,000	34,995
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 1/28/2016	17,100	17,094
Canadian Imperial Bank of Commerce 0.25% due 1/25/2016	35,000	35,003
Fannie Mae 0.17% due 1/4/2016	25,000	24,999
Federal Home Loan Bank 0.12%–0.30% due 1/8/2016–3/2/2016	128,400	128,386
Freddie Mac 0.20% due 2/24/2016	50,000	49,989
Liberty Street Funding Corp. 0.30% due 1/26/2016[3]	50,000	49,984
Svenska Handelsbanken Inc. 0.40% due 3/2/2016[3]	25,000	24,980
Thunder Bay Funding, LLC 0.49% due 3/22/2016[3]	25,000	24,964
Toronto-Dominion Holdings USA Inc. 0.25% due 2/18/2016[3]	26,700	26,685
Toyota Credit Canada Inc. 0.43% due 3/24/2016	50,000	49,944
Unilever Capital Corp. 0.18% due 1/25/2016[3]	20,000	19,996
Total short-term securities (cost: $582,721,000)		582,686
Total investment securities 99.76% (cost: $7,104,135,000)		7,464,417
Other assets less liabilities 0.24%		18,233
Net assets 100.00%		$7,482,650
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $177,465,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/25/2016	UBS AG	$2,512	A$3,500	$(35)
British pounds	2/12/2016	UBS AG	$75,030	£50,000	1,313
Euros	1/22/2016	HSBC Bank	$4,020	€3,666	34
Euros	1/29/2016	Bank of America, N.A.	$18,782	€17,345	(82)
Japanese yen	1/12/2016	UBS AG	$12,863	¥1,578,000	(270)
Japanese yen	1/21/2016	Barclays Bank PLC	$43,427	¥5,269,000	(430)
Japanese yen	1/25/2016	Barclays Bank PLC	$11,629	¥1,413,000	(133)
South Korean won	1/14/2016	JPMorgan Chase	$3,217	KRW3,749,995	20
					$417
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $6,232,108,000, which represented 83.29% of the net assets of the fund. This amount includes $6,010,353,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $249,981,000, which represented 3.34% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $480,000, which represented less than .01% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.

American Funds Insurance Series — International Fund — Page 25 of 160

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
A$ = Australian dollars
BRL = Brazilian reais
€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
¥ = Japanese yen
KRW = South Korean won
American Funds Insurance Series — International Fund — Page 26 of 160

New World Fund®
Investment portfolio
December 31, 2015
Common stocks 78.70% Information technology 15.73%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,757,000	$46,417
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	12,285
AAC Technologies Holdings Inc.[1]	8,054,500	52,365
Baidu, Inc., Class A (ADR)[2]	250,700	47,392
Murata Manufacturing Co., Ltd.[1]	315,300	45,254
Mail.Ru Group Ltd. (GDR)[1,2]	1,778,359	39,987
Alphabet Inc., Class A2	16,900	13,148
Alphabet Inc., Class C2	16,946	12,860
Alcatel-Lucent[1,2]	6,315,000	24,990
Alibaba Group Holding Ltd. (ADR)[2]	252,800	20,545
Cognizant Technology Solutions Corp., Class A2	331,700	19,909
MasterCard Inc., Class A	200,000	19,472
EPAM Systems, Inc.[2]	173,332	13,627
QIWI PLC, Class B (ADR)	742,021	13,319
ASM Pacific Technology Ltd.[1]	1,347,400	10,541
Tencent Holdings Ltd.[1]	427,500	8,340
Hexagon AB, Class B1	157,000	5,817
ASML Holding NV1	57,000	5,080
Tech Mahindra Ltd.[1]	540,000	4,241
Intel Corp.	122,500	4,220
TDK Corp.[1]	59,000	3,774
		423,583
Consumer discretionary 14.42%
Naspers Ltd., Class N1	395,419	54,064
Maruti Suzuki India Ltd.[1]	691,500	48,168
Ctrip.com International, Ltd. (ADR)[2]	986,700	45,714
Domino’s Pizza, Inc.	350,000	38,937
Ryohin Keikaku Co., Ltd.[1]	154,500	31,322
Kroton Educacional SA, ordinary nominative	9,471,200	22,815
Toyota Motor Corp.[1]	318,900	19,574
Mr Price Group Ltd.[1]	1,509,000	19,457
Woolworths Holdings Ltd.[1]	2,300,000	14,863
Matahari Department Store Tbk PT1	8,850,000	11,174
Hyundai Mobis Co., Ltd.[1]	53,000	11,061
Estácio Participações SA, ordinary nominative	2,615,000	9,221
Arcos Dorados Holdings Inc., Class A	2,712,652	8,436
Wynn Macau, Ltd.[1]	6,891,800	7,988
Zee Entertainment Enterprises Ltd.[1]	1,195,000	7,869
Industria de Diseño Textil, SA1	200,000	6,863
Priceline Group Inc.[2]	5,300	6,757
NIKE, Inc., Class B	105,000	6,562
Suzuki Motor Corp.[1]	180,000	5,465
L’Occitane International SA1	2,715,000	5,243
American Funds Insurance Series — New World Fund — Page 27 of 160

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Twenty-First Century Fox, Inc., Class A	160,000	$4,346
Samsonite International SA1	849,000	2,547
		388,446
Financials 12.50%
ICICI Bank Ltd.[1]	6,053,830	23,749
ICICI Bank Ltd. (ADR)	1,075,500	8,421
Fibra Uno Administración, SA de CV	13,586,578	29,949
Citigroup Inc.	560,000	28,980
Housing Development Finance Corp. Ltd.[1]	1,353,000	25,705
AIA Group Ltd.[1]	4,291,600	25,568
American Tower Corp.	245,000	23,753
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	21,068
HDFC Bank Ltd. (ADR)	208,400	12,837
HDFC Bank Ltd.[1]	390,000	7,796
China Overseas Land & Investment Ltd.[1]	5,492,000	19,069
Kotak Mahindra Bank Ltd.[1]	1,647,772	18,011
Capitec Bank Holdings Ltd.[1]	405,022	14,087
Ping An Insurance (Group) Co. of China, Ltd., Class H1	2,476,000	13,604
Industrial and Commercial Bank of China Ltd., Class H1	22,600,000	13,536
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	4,039,000	11,118
Sberbank of Russia (ADR)[1]	1,150,000	6,708
Sberbank of Russia (ADR)	682,500	3,951
ACE Ltd.	80,000	9,348
Itaú Unibanco Holding SA, preferred nominative	1,000,000	6,655
Prudential PLC[1]	181,320	4,059
Sun Hung Kai Properties Ltd.[1]	254,000	3,049
IDFC Bank Ltd.[1,2]	3,300,000	3,035
IDFC Ltd.[1]	3,300,000	2,508
China Overseas Property Holdings Ltd.[1,2]	1,247,333	202
Ayala Land, Inc., preference shares[1,2]	15,000,000	32
China Construction Bank Corp., Class H1	535	—
		336,798
Health care 9.22%
Novo Nordisk A/S, Class B1	1,035,600	59,527
China Biologic Products, Inc.[2]	331,700	47,254
Novartis AG1	280,500	23,976
Novartis AG (ADR)	134,000	11,530
Hikma Pharmaceuticals PLC[1]	636,500	21,554
Thermo Fisher Scientific Inc.	116,000	16,455
Krka, dd, Novo mesto[1]	232,246	16,439
Cochlear Ltd.[1]	225,000	15,582
Merck & Co., Inc.	260,000	13,733
AstraZeneca PLC[1]	128,000	8,654
Abbott Laboratories	151,000	6,781
Straumann Holding AG1	16,500	4,982
Kalbe Farma Tbk PT1	19,470,000	1,847
		248,314
Consumer staples 7.04%
Lenta Ltd. (GDR)[1,2]	3,441,024	23,238
Lenta Ltd. (GDR)[1,2,3]	1,053,300	7,113
Pernod Ricard SA1	208,900	23,750
Hypermarcas SA, ordinary nominative[2]	3,848,100	21,116
American Funds Insurance Series — New World Fund — Page 28 of 160

Common stocks Consumer staples (continued)	Shares	Value (000)
British American Tobacco PLC[1]	293,000	$16,273
Magnit PJSC (GDR)[1]	388,100	15,526
ITC Ltd.[1]	2,946,478	14,552
United Breweries Ltd.[1]	874,904	12,493
Coca-Cola Co.	275,000	11,814
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	9,135
Kao Corp.[1]	175,000	8,980
Nestlé SA1	73,696	5,463
Procter & Gamble Co.	60,000	4,765
Shiseido Co., Ltd.[1]	223,296	4,621
GRUMA, SAB de CV, Series B	320,000	4,489
Coca-Cola HBC AG (CDI)[1]	173,000	3,688
Coca-Cola Icecek AS, Class C1	200,000	2,546
		189,562
Industrials 5.70%
Airbus Group SE, non-registered shares[1]	431,929	29,001
Cummins Inc.	290,200	25,540
ASSA ABLOY AB, Class B1	992,658	20,791
LT Group, Inc.[1]	53,657,231	16,813
Edenred SA1	644,000	12,134
Gujarat Pipavav Port Ltd.[1,2]	4,910,000	10,442
Meyer Burger Technology AG1,2	1,297,078	7,697
Safran SA1	109,000	7,465
Grupo Aeroportuario del Sureste, SA de CV, Series B	470,000	6,651
Boeing Co.	45,000	6,507
United Technologies Corp.	63,000	6,052
Grupo Aeroportuario del Pacífico SAB de CV	495,482	4,371
		153,464
Energy 4.55%
Reliance Industries Ltd.[1]	3,042,302	46,447
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	6,339,853	27,261
Petróleo Brasileiro SA (Petrobras), preferred nominative[2]	563,600	955
Noble Energy, Inc.	484,000	15,938
Royal Dutch Shell PLC, Class B1	600,000	13,700
Galp Energia, SGPS, SA, Class B1	1,057,173	12,255
Oil Search Ltd.[1]	621,907	3,045
Weatherford International PLC[2]	346,000	2,903
		122,504
Telecommunication services 1.82%
Reliance Communications Ltd.[1,2]	17,458,904	23,149
SoftBank Group Corp.[1]	326,200	16,439
Vodafone Group PLC (ADR)	160,000	5,162
Globe Telecom, Inc.[1]	108,492	4,262
		49,012
Materials 1.55%
Klabin SA, units	4,402,000	26,092
Vale SA, ordinary nominative (ADR)	1,739,853	5,724
Air Liquide SA, bonus shares[1]	45,000	5,054
American Funds Insurance Series — New World Fund — Page 29 of 160

Common stocks Materials (continued)	Shares	Value (000)
First Quantum Minerals Ltd.	875,900	$3,279
Tianhe Chemicals Group Ltd.[1,2]	75,890,000	1,719
		41,868
Utilities 1.24%
China Resources Gas Group Ltd.[1]	8,098,000	24,097
Cheung Kong Infrastructure Holdings Ltd.[1]	1,020,000	9,402
		33,499
Miscellaneous 4.93%
Other common stocks in initial period of acquisition		132,894
Total common stocks (cost: $2,011,608,000)		2,119,944
Preferred securities 0.04% Consumer discretionary 0.04%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	80,472,000	1,156
Total preferred securities (cost: $570,000)		1,156
Rights & warrants 2.42% Consumer staples 1.93%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,2,3]	5,330,000	28,954
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2016[1,2,3]	3,790,000	23,000
		51,954
Consumer discretionary 0.49%
Gree Electric Appliances, Inc. of Zhuhai., Class A, warrants, expire 2018[1,2,3]	3,883,000	13,312
Total rights & warrants (cost: $69,795,000)		65,266
Bonds, notes & other debt instruments 3.74% Bonds & notes of governments & government agencies outside the U.S. 2.94%	Principal amount (000)
Argentina (Republic of) 7.00% 2017	$ 6,475	6,560
Argentina (Republic of) 8.75% 2024[4]	775	818
Brazil (Federal Republic of) Global 4.25% 2025	1,830	1,475
City of Buenos Aires Argentina 8.95% 2021[4]	1,055	1,118
Colombia (Republic of), Series B, 10.00% 2024	COP1,356,500	472
Colombia (Republic of), Series B, 6.00% 2028	2,360,300	586
Colombia (Republic of) Global 4.00% 2024	$400	382
Colombia (Republic of) Global 4.50% 2026	2,515	2,411
Colombia (Republic of) Global 6.125% 2041	425	412
Dominican Republic 9.04% 2018[4]	109	116
Dominican Republic 7.50% 2021[4]	800	860
Dominican Republic 7.50% 2021[3,4]	750	806
Dominican Republic 5.50% 2025[3]	1,270	1,229
Dominican Republic 8.625% 2027[3,4]	575	671
Dominican Republic 7.45% 2044[3]	1,125	1,139
Dominican Republic 7.45% 2044	1,100	1,114
Dominican Republic 6.85% 2045[3]	500	474
Ghana (Republic of) 7.875% 2023	4,095	3,249
Hungarian Government 6.25% 2020	875	980
American Funds Insurance Series — New World Fund — Page 30 of 160

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Hungarian Government 6.375% 2021	$1,250	$1,428
India (Republic of) 8.83% 2023	INR114,800	1,823
India (Republic of) 8.40% 2024	50,000	780
India (Republic of) 8.60% 2028	189,200	2,982
India (Republic of) 9.20% 2030	52,300	865
Indonesia (Republic of) 4.875% 2021	$1,500	1,559
Indonesia (Republic of) 3.75% 2022	650	625
Indonesia (Republic of) 4.75% 2026[3]	1,600	1,583
Indonesia (Republic of) 5.25% 2042	550	500
Indonesia (Republic of) 6.75% 2044	445	478
Kazakhstan (Republic of) 5.125% 2025[3]	400	396
Kazakhstan (Republic of) 6.50% 2045[3]	800	790
Kenya (Republic of) 6.875% 2024	3,600	3,168
Kenya (Republic of) 6.875% 2024[3]	2,750	2,420
Kingdom of Jordan 6.125% 2026[3]	230	235
Morocco Government 4.25% 2022	1,400	1,382
Morocco Government 4.25% 2022[3]	250	247
Morocco Government 5.50% 2042	2,200	2,142
Nigeria (Republic of) 5.125% 2018[3]	225	215
Nigeria (Republic of) 6.75% 2021	500	466
Nigeria (Republic of) 6.75% 2021[3]	460	429
Nigeria (Republic of) 6.375% 2023	2,800	2,478
Nigeria (Republic of) 6.375% 2023[3]	235	208
Pakistan (Republic of) 8.25% 2025[3]	1,160	1,185
Panama (Republic of) Global 6.70% 2036[4]	424	506
Peru (Republic of) 2.75% 2026	€855	925
Peru (Republic of) 4.125% 2027	$1,570	1,546
Peru (Republic of) 6.55% 2037[4]	382	443
Peru (Republic of) 5.625% 2050	130	133
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR19,875	1,169
South Africa (Republic of), Series R-214, 6.50% 2041	41,050	1,766
Turkey (Republic of) 9.00% 2016	TRY700	240
Turkey (Republic of) 3.00% 2021[5]	367	128
Turkey (Republic of) 5.625% 2021	$2,300	2,438
Turkey (Republic of) 2.00% 2024[5]	TRY1,374	445
Turkey (Republic of) 9.00% 2024	10,050	3,169
Turkey (Republic of) 8.00% 2025	3,750	1,105
Turkey (Republic of) 6.75% 2040	$1,000	1,115
Turkey (Republic of) 6.00% 2041	650	666
Turkey (Republic of) 4.875% 2043	300	265
United Mexican States Government 2.50% 2020[5]	MXN10,771	608
United Mexican States Government 4.00% 2040[5]	4,847	286
United Mexican States Government, Series M10, 7.75% 2017	10,000	622
United Mexican States Government, Series M, 6.50% 2021	11,900	718
United Mexican States Government, Series M20, 10.00% 2024	11,000	805
United Mexican States Government Global 3.60% 2025	$2,260	2,208
United Mexican States Government Global, Series A, 4.00% 2023	1,400	1,422
Zambia (Republic of) 8.97% 2027[3,4]	3,955	3,149
		79,133
Corporate bonds & notes 0.54% Energy 0.33%
Ecopetrol SA 5.875% 2023	180	166
Ecopetrol SA 5.875% 2045	435	311
Gazprom OJSC 6.51% 2022[3]	600	606
American Funds Insurance Series — New World Fund — Page 31 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	$900	$809
Petrobras Global Finance Co. 6.85% 2115	4,870	3,178
Petrobras International Finance Co. 3.875% 2016	640	638
Petróleos Mexicanos 5.50% 2021	420	425
Petróleos Mexicanos 3.50% 2023	295	258
Petróleos Mexicanos 6.50% 2041	250	217
Petróleos Mexicanos 5.625% 2046[3]	1,010	777
YPF Sociedad Anónima 8.50% 2025[3]	860	823
YPF Sociedad Anónima 8.50% 2025	800	766
		8,974
Financials 0.09%
BBVA Bancomer SA 6.50% 2021[3]	525	559
HSBK (Europe) BV 7.25% 2021[3]	1,125	1,160
VEB Finance Ltd. 6.902% 2020	600	609
		2,328
Telecommunication services 0.05%
Digicel Group Ltd. 8.25% 2020[3]	600	498
Digicel Group Ltd. 6.00% 2021[3]	750	636
Digicel Group Ltd. 7.125% 2022[3]	350	264
		1,398
Industrials 0.04%
Brunswick Rail Finance Ltd. 6.50% 2017	850	399
Brunswick Rail Finance Ltd. 6.50% 2017[3]	550	258
Lima Metro Line Finance Ltd. 5.875% 2034[3,4]	335	327
		984
Utilities 0.03%
Eskom Holdings Ltd. 5.75% 2021[3]	985	861
Consumer discretionary 0.00%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	97
Total corporate bonds & notes		14,642
U.S. Treasury bonds & notes 0.26% U.S. Treasury 0.26%
U.S. Treasury 2.125% 2016	$7,045	7,065
Total U.S. Treasury bonds & notes		7,065
Total bonds, notes & other debt instruments (cost: $111,127,000)		100,840
Short-term securities 14.69%
Federal Home Loan Bank 0.12%–0.32% due 1/8/2016–2/19/2016	202,900	202,876
Freddie Mac 0.51% due 4/26/2016	19,900	19,881
Gotham Funding Corp. 0.30% due 1/22/2016[3]	25,800	25,793
Nordea Bank AB 0.24% due 1/15/2016[3]	27,100	27,096
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[3]	31,800	31,789
American Funds Insurance Series — New World Fund — Page 32 of 160

Short-term securities	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.32% due 2/11/2016[3]	$63,500	$63,470
USAA Capital Corp. 0.25% due 1/6/2016	24,700	24,699
Total short-term securities (cost: $395,594,000)		395,604
Total investment securities 99.59% (cost: $2,588,694,000)		2,682,810
Other assets less liabilities 0.41%		10,971
Net assets 100.00%		$2,693,781
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $13,411,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Colombian pesos	1/15/2016	JPMorgan Chase	$917	COP2,829,400	$27
Euros	1/21/2016	HSBC Bank	$516	€475	—[6]
Euros	1/22/2016	HSBC Bank	$384	€350	3
Indian rupees	1/19/2016	JPMorgan Chase	$3,147	INR210,800	(29)
Japanese yen	2/12/2016	Bank of America, N.A.	$1,269	¥153,000	(5)
Japanese yen	2/18/2016	UBS AG	$523	¥63,000	(2)
Mexican pesos	1/15/2016	JPMorgan Chase	$231	MXN3,900	5
Mexican pesos	1/28/2016	Barclays Bank PLC	$663	MXN11,350	6
Mexican pesos	2/19/2016	UBS AG	$2,256	MXN38,600	25
South African rand	1/19/2016	UBS AG	$1,399	ZAR21,400	20
Turkish lira	1/15/2016	JPMorgan Chase	$255	TRY750	(2)
Turkish lira	1/20/2016	JPMorgan Chase	$266	TRY785	(2)
Turkish lira	1/21/2016	Bank of America, N.A.	$647	TRY1,950	(17)
Turkish lira	1/29/2016	Citibank	$578	TRY1,700	—[6]
					$29
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,399,865,000, which represented 51.97% of the net assets of the fund. This amount includes $1,299,479,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $242,472,000, which represented 9.00% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Amount less than one thousand.

American Funds Insurance Series — New World Fund — Page 33 of 160

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
COP = Colombian pesos
€ = Euros
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
TRY = Turkish lira
ZAR = South African rand
American Funds Insurance Series — New World Fund — Page 34 of 160

Blue Chip Income and Growth Fund
Investment portfolio
December 31, 2015
Common stocks 95.58% Health care 15.74%	Shares	Value (000)
Amgen Inc.	2,694,600	$437,414
Gilead Sciences, Inc.	1,600,412	161,946
Medtronic PLC	1,375,000	105,765
AbbVie Inc.	1,664,800	98,623
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	78,899
Bristol-Myers Squibb Co.	1,125,000	77,389
Novartis AG (ADR)	708,500	60,959
Abbott Laboratories	850,000	38,174
Merck & Co., Inc.	500,000	26,410
		1,085,579
Information technology 15.69%
Intel Corp.	7,787,000	268,262
Avago Technologies Ltd.	1,042,000	151,246
Western Union Co.	8,225,000	147,310
Texas Instruments Inc.	2,630,000	144,150
Microsoft Corp.	2,507,000	139,089
Oracle Corp.	2,900,000	105,937
Apple Inc.	770,000	81,050
International Business Machines Corp.	330,000	45,415
		1,082,459
Industrials 14.28%
Norfolk Southern Corp.	1,731,800	146,493
CSX Corp.	4,422,000	114,751
Union Pacific Corp.	1,269,000	99,236
Precision Castparts Corp.	420,000	97,444
Boeing Co.	580,000	83,862
General Electric Co.	2,400,000	74,760
General Dynamics Corp.	450,000	61,812
Illinois Tool Works Inc.	650,000	60,242
United Technologies Corp.	500,000	48,035
Rockwell Automation	450,000	46,174
Cummins Inc.	473,100	41,638
Waste Management, Inc.	600,000	32,022
Eaton Corp. PLC	600,000	31,224
United Parcel Service, Inc., Class B	250,000	24,057
PACCAR Inc	500,000	23,700
		985,450
Telecommunication services 11.55%
Verizon Communications Inc.	7,491,339	346,250
AT&T Inc.	8,811,000	303,186
CenturyLink, Inc.	5,856,000	147,337
		796,773
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 160

Common stocks Consumer staples 10.24%	Shares	Value (000)
Altria Group, Inc.	3,754,000	$218,521
Philip Morris International Inc.	1,000,000	87,910
Kraft Heinz Co.	1,076,666	78,338
Mondelez International, Inc.	1,580,000	70,847
Kimberly-Clark Corp.	500,000	63,650
Coca-Cola Co.	1,250,000	53,700
ConAgra Foods, Inc.	1,200,000	50,592
Kellogg Co.	592,000	42,784
PepsiCo, Inc.	400,000	39,968
		706,310
Energy 6.22%
Canadian Natural Resources, Ltd.	6,736,000	147,047
Noble Energy, Inc.	2,488,000	81,930
Halliburton Co.	1,859,000	63,280
Cabot Oil & Gas Corp.	3,395,000	60,058
Exxon Mobil Corp.	546,300	42,584
Royal Dutch Shell PLC, Class B (ADR)	750,000	34,530
		429,429
Consumer discretionary 5.86%
Johnson Controls, Inc.	2,075,000	81,942
General Motors Co.	2,000,000	68,020
Las Vegas Sands Corp.	1,548,000	67,864
McDonald’s Corp.	500,000	59,070
Priceline Group Inc.[1]	41,500	52,910
Royal Caribbean Cruises Ltd.	500,000	50,605
Wynn Resorts, Ltd.	339,900	23,518
		403,929
Materials 4.10%
Monsanto Co.	1,001,000	98,618
Dow Chemical Co.	850,000	43,758
Praxair, Inc.	375,000	38,400
Vale SA, Class A, preferred nominative (ADR)	12,719,337	32,434
Vale SA, ordinary nominative (ADR)	460,500	1,515
Rio Tinto PLC (ADR)	830,000	24,170
Celanese Corp., Series A	350,000	23,565
International Flavors & Fragrances Inc.	168,000	20,100
		282,560
Financials 3.64%
JPMorgan Chase & Co.	1,190,000	78,576
American International Group, Inc.	1,146,000	71,017
U.S. Bancorp	1,000,000	42,670
Crown Castle International Corp.	400,000	34,580
HSBC Holdings PLC (ADR)	618,749	24,422
		251,265
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 160

Common stocks Utilities 3.37%	Shares	Value (000)
Exelon Corp.	6,175,000	$171,480
Southern Co.	1,000,000	46,790
Xcel Energy Inc.	250,000	8,977
NextEra Energy, Inc.	50,000	5,195
		232,442
Miscellaneous 4.89%
Other common stocks in initial period of acquisition		337,176
Total common stocks (cost: $5,652,956,000)		6,593,372
Short-term securities 4.15%	Principal amount (000)
ExxonMobil Corp. 0.27% due 1/19/2016	$38,100	38,093
Federal Home Loan Bank 0.12%–0.58% due 1/7/2016–6/20/2016	167,700	167,640
Freddie Mac 0.51% due 4/26/2016	11,800	11,788
General Electric Co. 0.15% due 1/4/2016	23,200	23,200
National Rural Utilities Cooperative Finance Corp. 0.40% due 1/21/2016	25,000	24,995
Paccar Financial Corp. 0.29% due 1/20/2016	10,000	9,998
Parker-Hannifin Corp. 0.30% due 1/11/2016[2]	10,300	10,299
Total short-term securities (cost: $285,975,000)		286,013
Total investment securities 99.73% (cost: $5,938,931,000)		6,879,385
Other assets less liabilities 0.27%		18,889
Net assets 100.00%		$6,898,274
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $10,299,000, which represented .15% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 37 of 160

Global Growth and Income Fund
Investment portfolio
December 31, 2015
Common stocks 93.16% Financials 16.42%	Shares	Value (000)
AXA SA1	1,634,360	$44,681
JPMorgan Chase & Co.	396,800	26,201
Wells Fargo & Co.	402,000	21,853
CME Group Inc., Class A	165,500	14,994
ICICI Bank Ltd. (ADR)	1,800,000	14,094
Crown Castle International Corp.	163,000	14,091
Iron Mountain Inc.	495,905	13,394
Banco Santander, SA (ADR)	2,000,000	9,740
Banco Santander, SA1	503,637	2,473
Daiwa House Industry Co., Ltd.[1]	350,000	10,035
Brookfield Property Partners LP	400,000	9,296
Fairfax Financial Holdings Ltd. (CAD denominated)	19,000	9,020
First Republic Bank	130,000	8,588
ORIX Corp.[1]	590,000	8,277
Blackstone Group LP	274,250	8,019
Sun Hung Kai Properties Ltd.[1]	630,000	7,561
AIA Group Ltd.[1]	1,220,000	7,268
Prudential PLC[1]	310,000	6,940
American Express Co.	92,000	6,399
Bankia, SA1	5,144,000	5,982
Sumitomo Mitsui Financial Group, Inc.[1]	150,000	5,658
PNC Financial Services Group, Inc.	50,000	4,765
Suncorp Group Ltd.[1]	522,000	4,570
Goldman Sachs Group, Inc.	25,200	4,542
Ping An Insurance (Group) Co. of China, Ltd., Class H1	780,000	4,286
East West Bancorp, Inc.	100,000	4,156
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,500,000	4,129
Itaú Unibanco Holding SA, preferred nominative (ADR)	550,000	3,581
KeyCorp	270,000	3,561
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	305,297	2,647
CenterState Banks, Inc.	60,945	954
		291,755
Consumer discretionary 14.09%
McDonald’s Corp.	305,000	36,033
Home Depot, Inc.	243,000	32,137
D.R. Horton, Inc.	750,000	24,022
Amazon.com, Inc.[2]	24,000	16,221
Comcast Corp., Class A	255,000	14,390
Toll Brothers, Inc.[2]	400,000	13,320
HUGO BOSS AG1	150,000	12,491
GameStop Corp., Class A	440,000	12,338
adidas AG1	123,825	12,066
Maruti Suzuki India Ltd.[1]	165,000	11,493
Barratt Developments PLC[1]	1,100,000	10,080
ProSiebenSat.1 Media SE1	190,000	9,611
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 160

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Carnival PLC[1]	165,000	$9,368
Don Quijote Holdings Co., Ltd.[1]	245,000	8,607
Ryohin Keikaku Co., Ltd.[1]	35,000	7,096
Liberty Global PLC, Class C2	103,008	4,200
Liberty Global PLC, Class A2	41,312	1,750
SES SA, Class A (FDR)[1]	150,000	4,158
Daily Mail and General Trust PLC, Class A, nonvoting[1]	380,000	3,903
Woolworths Holdings Ltd.[1]	590,000	3,813
Las Vegas Sands Corp.	75,000	3,288
		250,385
Information technology 12.37%
Microsoft Corp.	1,147,000	63,636
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	13,290,800	57,351
Avago Technologies Ltd.	200,000	29,030
Cisco Systems, Inc.	500,000	13,577
Alibaba Group Holding Ltd. (ADR)[2]	160,000	13,003
TE Connectivity Ltd.	175,000	11,307
Alphabet Inc., Class C2	9,000	6,830
Alphabet Inc., Class A2	5,000	3,890
Nintendo Co., Ltd.[1]	60,000	8,260
Halma PLC[1]	610,000	7,731
ASM Pacific Technology Ltd.[1]	663,300	5,189
		219,804
Industrials 12.27%
Airbus Group SE, non-registered shares[1]	374,000	25,112
United Continental Holdings, Inc.[2]	400,000	22,920
Geberit AG1	60,000	20,181
American Airlines Group Inc.	445,000	18,846
Boeing Co.	120,000	17,351
Abertis Infraestructuras, SA, Class A1	935,550	14,583
SECOM Co., Ltd.[1]	185,000	12,519
Ryanair Holdings PLC (ADR)	141,375	12,223
Masco Corp.	400,000	11,320
General Electric Co.	275,000	8,566
Meggitt PLC[1]	1,521,430	8,392
Deere & Co.	100,000	7,627
Wolseley PLC[1]	125,000	6,795
Lockheed Martin Corp.	30,000	6,514
Delta Air Lines, Inc.	125,000	6,336
Robert Half International Inc.	100,000	4,714
Spirax-Sarco Engineering PLC[1]	96,428	4,645
Union Pacific Corp.	34,500	2,698
Cummins Inc.	30,000	2,640
ASSA ABLOY AB, Class B1	108,000	2,262
Rickmers Maritime[1]	26,144,893	1,800
		218,044
Health care 8.53%
UnitedHealth Group Inc.	278,000	32,704
Merck & Co., Inc.	563,900	29,785
Novartis AG1	329,000	28,122
Medtronic PLC	211,000	16,230
Regeneron Pharmaceuticals, Inc.[2]	18,000	9,771
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 160

Common stocks Health care (continued)	Shares	Value (000)
Novo Nordisk A/S, Class B1	142,500	$8,191
Thermo Fisher Scientific Inc.	55,000	7,802
Bayer AG1	50,000	6,273
Roche Holding AG, non-registered shares, non-voting[1]	20,000	5,512
Takeda Pharmaceutical Co. Ltd.[1]	75,000	3,734
AstraZeneca PLC[1]	50,000	3,380
		151,504
Consumer staples 8.48%
British American Tobacco PLC[1]	403,500	22,410
Procter & Gamble Co.	225,000	17,867
Philip Morris International Inc.	190,000	16,703
Mead Johnson Nutrition Co.	165,000	13,027
Imperial Tobacco Group PLC[1]	225,000	11,834
Walgreens Boots Alliance, Inc.	123,000	10,474
Seven & i Holdings Co., Ltd.[1]	192,000	8,754
Unilever NV, depository receipts[1]	200,000	8,665
Alimentation Couche-Tard Inc., Class B	175,000	7,703
Shiseido Co., Ltd.[1]	335,000	6,932
Associated British Foods PLC[1]	130,000	6,399
Costco Wholesale Corp.	36,606	5,912
Nestlé SA1	79,700	5,908
Hypermarcas SA, ordinary nominative[2]	810,000	4,445
Booker Group PLC[1]	1,380,000	3,688
		150,721
Telecommunication services 5.05%
AT&T Inc.	610,000	20,990
Verizon Communications Inc.	234,117	10,821
Verizon Communications Inc. (CDI)[1]	145,105	6,739
Orange[1]	830,000	13,924
KDDI Corp.[1]	380,000	9,837
Vodafone Group PLC[1]	2,350,000	7,601
Globe Telecom, Inc.[1]	162,385	6,380
TalkTalk Telecom Group PLC[1]	1,728,000	5,507
SoftBank Group Corp.[1]	106,000	5,342
TDC A/S1	527,000	2,614
		89,755
Energy 4.86%
ConocoPhillips	505,000	23,578
Chevron Corp.	237,000	21,321
Schlumberger Ltd.	125,000	8,719
Coal India Ltd.[1]	1,500,000	7,451
Royal Dutch Shell PLC, Class A (ADR)	130,000	5,953
Enbridge Inc. (CAD denominated)	159,244	5,294
Galp Energia, SGPS, SA, Class B1	355,000	4,115
Noble Energy, Inc.	90,000	2,964
Peyto Exploration & Development Corp.	157,000	2,822
Tallgrass Energy GP, LP, Class A2	150,000	2,395
WorleyParsons Ltd.[1]	505,000	1,680
		86,292
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 160

Common stocks Materials 3.90%	Shares	Value (000)
E.I. du Pont de Nemours and Co.	425,000	$28,305
Newmont Mining Corp.	1,000,000	17,990
Potash Corp. of Saskatchewan Inc.	650,000	11,128
Rio Tinto PLC[1]	265,000	7,723
Grasim Industries Ltd.[1]	70,000	4,170
		69,316
Utilities 2.21%
Exelon Corp.	500,000	13,885
EDP - Energias de Portugal, SA1	2,510,000	9,021
Power Assets Holdings Ltd.[1]	815,500	7,487
ENN Energy Holdings Ltd.[1]	870,000	4,612
National Grid PLC[1]	310,000	4,264
		39,269
Miscellaneous 4.98%
Other common stocks in initial period of acquisition		88,449
Total common stocks (cost: $1,462,436,000)		1,655,294
Preferred securities 0.03% Consumer discretionary 0.03%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	34,020,000	489
Total preferred securities (cost: $256,000)		489
Bonds, notes & other debt instruments 0.14% U.S. Treasury bonds & notes 0.14% U.S. Treasury 0.14%	Principal amount (000)
U.S. Treasury 2.125% 2016	$2,525	2,532
Total bonds, notes & other debt instruments (cost: $2,533,000)		2,532
Short-term securities 6.85%
American Honda Finance Corp. 0.20% due 1/7/2016	20,000	19,999
ANZ New Zealand (International) Ltd. 0.41% due 1/14/2016[3]	12,000	11,998
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 1/28/2016	20,000	19,994
BASF AG 0.40% due 3/29/2016[3]	10,000	9,990
Federal Home Loan Bank 0.24% due 1/25/2016	10,000	9,999
Freddie Mac 0.51% due 4/26/2016	19,500	19,481
General Electric Co. 0.15% due 1/4/2016	10,300	10,300
Svenska Handelsbanken Inc. 0.40% due 3/2/2016[3]	20,000	19,984
Total short-term securities (cost: $121,734,000)		121,745
Total investment securities 100.18% (cost: $1,586,959,000)		1,780,060
Other assets less liabilities (0.18)%		(3,278)
Net assets 100.00%		$1,776,782
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 160

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $20,442,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/22/2016	HSBC Bank	$1,784	A$2,450	$1
Australian dollars	1/29/2016	HSBC Bank	$817	A$1,150	(20)
Euros	1/21/2016	Citibank	$9,293	€8,425	132
Japanese yen	1/11/2016	Bank of America, N.A.	$1,935	¥238,000	(46)
Japanese yen	1/12/2016	JPMorgan Chase	$53	¥6,500	(1)
Japanese yen	1/29/2016	Bank of America, N.A.	$163	¥20,000	(3)
Japanese yen	1/29/2016	JPMorgan Chase	$225	¥27,500	(5)
Japanese yen	2/12/2016	Bank of America, N.A.	$54	¥6,500	—[4]
Japanese yen	2/18/2016	UBS AG	$54	¥6,500	—[4]
					$58
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous," was $660,724,000, which represented 37.19% of the net assets of the fund. This amount includes $656,554,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,972,000, which represented 2.36% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
CAD = Canadian dollars
€ = Euros
¥ = Japanese yen
American Funds Insurance Series — Global Growth and Income Fund — Page 42 of 160

Growth-Income Fund
Investment portfolio
December 31, 2015
Common stocks 92.13% Health care 16.27%	Shares	Value (000)
Amgen Inc.	5,038,858	$817,958
Gilead Sciences, Inc.	4,986,900	504,624
Express Scripts Holding Co.[1]	3,176,309	277,641
Stryker Corp.	2,385,241	221,684
Medtronic PLC	2,763,700	212,584
Alexion Pharmaceuticals, Inc.[1]	1,000,700	190,883
UnitedHealth Group Inc.	1,518,396	178,624
Illumina, Inc.[1]	919,330	176,461
Humana Inc.	943,600	168,442
Merck & Co., Inc.	2,835,080	149,749
Cardinal Health, Inc.	1,280,000	114,266
Quest Diagnostics Inc.	1,525,000	108,488
Endo International PLC[1]	1,737,400	106,364
Hologic, Inc.[1]	2,631,300	101,805
Eli Lilly and Co.	1,106,700	93,250
Johnson & Johnson	890,000	91,421
Pfizer Inc.	1,995,851	64,426
Novartis AG2	585,150	50,017
Incyte Corp.[1]	457,000	49,562
Bayer AG2	390,000	48,930
Thermo Fisher Scientific Inc.	325,000	46,101
Kite Pharma, Inc.[1]	724,700	44,656
St. Jude Medical, Inc.	699,585	43,213
Abbott Laboratories	781,800	35,111
Agios Pharmaceuticals, Inc.[1]	378,000	24,540
AmerisourceBergen Corp.	180,800	18,751
		3,939,551
Information technology 16.02%
Alphabet Inc., Class A1	461,350	358,935
Alphabet Inc., Class C1	459,052	348,365
Texas Instruments Inc.	10,865,959	595,563
Microsoft Corp.	9,373,727	520,054
Oracle Corp.	8,797,001	321,354
Intel Corp.	7,977,500	274,825
Avago Technologies Ltd.	1,507,100	218,756
Accenture PLC, Class A	2,010,500	210,097
Broadcom Corp., Class A	2,514,200	145,371
Yahoo! Inc.[1]	2,438,000	81,088
Qorvo, Inc.[1]	1,339,419	68,176
Intuit Inc.	689,400	66,527
Tata Consultancy Services Ltd.[2]	1,800,000	66,061
Alibaba Group Holding Ltd. (ADR)[1]	800,000	65,016
Automatic Data Processing, Inc.	747,300	63,311
VeriSign, Inc.[1]	692,200	60,471
Visa Inc., Class A	647,600	50,221
American Funds Insurance Series — Growth-Income Fund — Page 43 of 160

Common stocks Information technology (continued)	Shares	Value (000)
Apple Inc.	439,700	$46,283
MercadoLibre, Inc.	402,000	45,965
Motorola Solutions, Inc.	641,200	43,890
NetApp, Inc.	1,471,690	39,044
Tableau Software, Inc., Class A1	388,200	36,576
Arista Networks, Inc.[1]	420,000	32,693
ASML Holding NV (New York registered)	308,700	27,403
SAP SE2	239,500	19,077
Mobileye NV1	416,800	17,622
KLA-Tencor Corp.	170,000	11,790
First Solar, Inc.[1]	170,000	11,218
Nintendo Co., Ltd.[2]	75,000	10,325
Linear Technology Corp.	200,000	8,494
Western Union Co.	400,000	7,164
Verint Systems Inc.[1]	125,924	5,108
Xura, Inc.[1]	97,000	2,384
		3,879,227
Consumer discretionary 12.74%
Amazon.com, Inc.[1]	1,121,000	757,673
Home Depot, Inc.	1,968,000	260,268
Twenty-First Century Fox, Inc., Class A	7,306,200	198,436
Netflix, Inc.[1]	1,621,677	185,487
Comcast Corp., Class A	3,093,000	174,538
Newell Rubbermaid Inc.	3,671,300	161,831
Carnival Corp., units	2,617,200	142,585
Time Warner Inc.	2,125,002	137,424
Royal Caribbean Cruises Ltd.	1,341,600	135,783
Viacom Inc., Class B	3,270,400	134,610
Las Vegas Sands Corp.	1,922,000	84,260
Fiat Chrysler Automobiles NV1,2	6,000,000	82,618
Delphi Automotive PLC	951,100	81,538
Sirius XM Holdings Inc.[1]	17,164,000	69,857
Starbucks Corp.	1,159,600	69,611
Daily Mail and General Trust PLC, Class A, nonvoting[2]	6,400,000	65,734
Toyota Motor Corp.[2]	1,050,000	64,449
Cedar Fair, LP	1,031,500	57,599
Johnson Controls, Inc.	1,289,306	50,915
General Motors Co.	1,067,400	36,302
Marks and Spencer Group PLC[2]	4,879,000	32,422
Daimler AG2	372,500	31,093
NIKE, Inc., Class B	405,200	25,325
Coach, Inc.	630,000	20,620
Scripps Networks Interactive, Inc., Class A	287,100	15,851
Kering SA2	46,000	7,841
		3,084,670
Financials 9.46%
State Street Corp.	3,659,300	242,831
Crown Castle International Corp.	2,682,400	231,893
Wells Fargo & Co.	4,010,900	218,032
Marsh & McLennan Companies, Inc.	3,426,100	189,977
JPMorgan Chase & Co.	2,594,300	171,302
Intercontinental Exchange, Inc.	463,533	118,785
American International Group, Inc.	1,850,000	114,644
American Funds Insurance Series — Growth-Income Fund — Page 44 of 160

Common stocks Financials (continued)	Shares	Value (000)
Weyerhaeuser Co.[1]	3,784,541	$113,461
Progressive Corp.	3,167,400	100,723
Goldman Sachs Group, Inc.	555,000	100,028
Iron Mountain Inc.	3,487,921	94,209
BB&T Corp.	2,115,000	79,968
Aon PLC, Class A	725,700	66,917
Barclays PLC[2]	20,543,750	66,494
Credit Suisse Group AG2	2,957,692	63,926
Moody’s Corp.	447,458	44,898
CME Group Inc., Class A	388,400	35,189
Bank of New York Mellon Corp.	805,000	33,182
Citigroup Inc.	600,000	31,050
HSBC Holdings PLC (ADR)	769,270	30,363
UBS Group AG2	1,343,666	25,857
ACE Ltd.	217,200	25,380
Prudential Financial, Inc.	300,000	24,423
Umpqua Holdings Corp.	1,422,300	22,615
Sun Life Financial Inc.	416,200	12,979
American Tower Corp.	114,300	11,081
Ameriprise Financial, Inc.	101,100	10,759
U.S. Bancorp	201,000	8,577
		2,289,543
Consumer staples 8.71%
Philip Morris International Inc.	4,578,330	402,481
Coca-Cola Co.	6,371,900	273,737
Kroger Co.	5,629,200	235,469
CVS Health Corp.	1,670,000	163,276
Altria Group, Inc.	2,604,000	151,579
Procter & Gamble Co.	1,734,200	137,713
Herbalife Ltd.[1]	2,192,100	117,540
Walgreens Boots Alliance, Inc.	1,300,000	110,702
PepsiCo, Inc.	998,419	99,762
Avon Products, Inc.	20,974,400	84,946
Mondelez International, Inc.	1,774,400	79,564
L’Oréal SA, bonus shares[2]	470,000	79,073
Asahi Group Holdings, Ltd.[2]	2,122,000	66,338
Pernod Ricard SA2	515,000	58,551
Reynolds American Inc.	940,000	43,381
Hypermarcas SA, ordinary nominative[1]	889,500	4,881
		2,108,993
Industrials 8.60%
Union Pacific Corp.	4,115,069	321,798
General Dynamics Corp.	1,773,000	243,539
Norfolk Southern Corp.	1,866,314	157,872
CSX Corp.	5,825,600	151,174
Nielsen Holdings PLC	2,651,039	123,539
Cummins Inc.	994,300	87,508
Precision Castparts Corp.	362,322	84,062
United Technologies Corp.	816,300	78,422
CAE Inc.	6,800,000	75,436
Waste Management, Inc.	1,338,000	71,409
Towers Watson & Co., Class A	548,002	70,396
3M Co.	442,700	66,688
American Funds Insurance Series — Growth-Income Fund — Page 45 of 160

Common stocks Industrials (continued)	Shares	Value (000)
Rockwell Automation	617,600	$63,372
Republic Services, Inc.	1,430,000	62,906
Air Lease Corp., Class A	1,865,000	62,440
Siemens AG (ADR)	391,000	37,605
Siemens AG2	150,000	14,553
Safran SA2	709,713	48,606
General Electric Co.	1,484,000	46,227
Boeing Co.	258,800	37,420
United Continental Holdings, Inc.[1]	553,322	31,705
Waste Connections, Inc.	558,200	31,438
Marubeni Corp.[2]	5,400,000	27,721
Lockheed Martin Corp.	109,900	23,865
Caterpillar Inc.	240,000	16,310
IDEX Corp.	205,800	15,766
Meggitt PLC[2]	2,680,000	14,782
Nordson Corp.	163,000	10,457
Chart Industries, Inc.[1]	272,000	4,885
		2,081,901
Energy 6.97%
ConocoPhillips	5,604,460	261,672
EOG Resources, Inc.	2,565,400	181,605
Royal Dutch Shell PLC, Class A (ADR)	3,251,000	148,863
Chevron Corp.	1,642,000	147,714
Schlumberger Ltd.	2,055,000	143,336
Noble Energy, Inc.	3,477,600	114,517
TOTAL SA2	2,069,883	92,184
Halliburton Co.	2,672,800	90,982
Concho Resources Inc.[1]	950,000	88,217
Apache Corp.	1,395,000	62,036
Baker Hughes Inc.	1,227,600	56,654
BP PLC[2]	10,404,972	54,220
Enbridge Inc. (CAD denominated)	1,572,497	52,277
Canadian Natural Resources, Ltd.	2,140,000	46,738
Veresen Inc.	6,420,000	41,108
Chesapeake Energy Corp.	5,850,000	26,325
Eni SpA[2]	1,775,727	26,306
Tullow Oil PLC[1,2]	6,204,000	15,121
BG Group PLC[2]	657,200	9,530
Cabot Oil & Gas Corp.	490,000	8,668
Anadarko Petroleum Corp.	176,000	8,550
Cobalt International Energy, Inc.[1]	1,465,200	7,912
Cenovus Energy Inc. (CAD denominated)	334,700	4,233
		1,688,768
Materials 6.03%
Celanese Corp., Series A	5,805,900	390,911
Monsanto Co.	2,838,200	279,620
Dow Chemical Co.	4,352,900	224,087
Valspar Corp.	1,233,600	102,327
International Flavors & Fragrances Inc.	814,900	97,495
Mosaic Co.	2,903,500	80,108
Rio Tinto PLC[2]	2,182,000	63,589
Albemarle Corp.	1,024,000	57,354
Freeport-McMoRan Inc.	7,800,000	52,806
American Funds Insurance Series — Growth-Income Fund — Page 46 of 160

Common stocks Materials (continued)	Shares	Value (000)
Vale SA, Class A, preferred nominative (ADR)	14,293,800	$36,449
Vale SA, Class A, preferred nominative	4,190,000	10,856
Praxair, Inc.	251,000	25,702
Koninklijke DSM NV2	419,424	20,989
PolyOne Corp.	226,000	7,178
Labrador Iron Ore Royalty Corp.	792,600	5,493
First Quantum Minerals Ltd.	1,359,100	5,088
		1,460,052
Telecommunication services 2.60%
Verizon Communications Inc.	11,362,701	525,184
AT&T Inc.	2,610,000	89,810
CenturyLink, Inc.	540,000	13,586
		628,580
Utilities 1.09%
Sempra Energy	1,649,600	155,079
Dominion Resources, Inc.	750,000	50,730
Exelon Corp.	1,550,000	43,043
AES Corp.	1,631,000	15,609
		264,461
Miscellaneous 3.64%
Other common stocks in initial period of acquisition		881,557
Total common stocks (cost: $17,326,562,000)		22,307,303
Convertible stocks 0.03% Financials 0.02%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[3]	6,000	4,560
Miscellaneous 0.01%
Other convertible stocks in initial period of acquisition		4,272
Total convertible stocks (cost: $9,587,000)		8,832
Convertible bonds 0.19% Information technology 0.19%	Principal amount (000)
VeriSign, Inc., convertible notes, 4.297% 2037	$ 18,020	46,232
Total convertible bonds (cost: $27,669,000)		46,232
Bonds, notes & other debt instruments 0.07% Corporate bonds & notes 0.07% Telecommunication services 0.07%
Sprint Nextel Corp. 9.125% 2017	13,000	13,227
Sprint Nextel Corp. 11.50% 2021	3,700	3,423
Total bonds, notes & other debt instruments (cost: $16,700,000)		16,650
American Funds Insurance Series — Growth-Income Fund — Page 47 of 160

Short-term securities 7.64%	Principal amount (000)	Value (000)
Abbott Laboratories 0.20% due 2/2/2016[4]	$40,000	$39,991
Apple Inc. 0.15%–0.16% due 1/7/2016–1/8/2016[4]	100,000	99,994
CAFCO, LLC 0.80% due 6/20/2016	58,000	57,846
Chariot Funding, LLC 0.42%–0.50% due 1/4/2016–5/3/2016[4]	44,400	44,319
Chevron Corp. 0.24% due 2/18/2016[4]	50,000	49,975
Emerson Electric Co. 0.22% due 1/14/2016[4]	15,800	15,799
ExxonMobil Corp. 0.36%–0.42% due 1/11/2016–2/2/2016	98,200	98,179
Fannie Mae 0.26% due 2/9/2016	25,000	24,996
Federal Home Loan Bank 0.11%–0.47% due 1/4/2016–5/20/2016	824,070	823,852
Freddie Mac 0.16%–0.27% due 1/8/2016–4/5/2016	125,000	124,964
Honeywell International Inc. 0.29% due 1/28/2016[4]	18,000	17,995
John Deere Financial Inc. 0.18% due 1/14/2016[4]	35,000	34,997
John Deere Financial Ltd. 0.17% due 1/12/2016[4]	44,000	43,996
Microsoft Corp. 0.19% due 1/13/2016[4]	40,000	39,997
National Rural Utilities Cooperative Finance Corp. 0.40% due 1/13/2016	50,000	49,994
Paccar Financial Corp. 0.18% due 1/22/2016	20,000	19,996
Pfizer Inc 0.16%–0.32% due 1/20/2016–2/22/2016[4]	70,000	69,975
Regents of the University of California 0.20% due 1/21/2016	33,000	32,996
U.S. Treasury Bills 0.24%–0.42% due 4/28/2016–5/19/2016	75,000	74,921
Walt Disney Co. 0.19% due 1/13/2016[4]	85,000	84,993
Total short-term securities (cost: $1,849,657,000)		1,849,775
Total investment securities 100.06% (cost: $19,230,175,000)		24,228,792
Other assets less liabilities (0.06)%		(15,399)
Net assets 100.00%		$24,213,393
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" was $1,389,203,000, which represented 5.74% of the net assets of the fund. This amount includes $1,310,130,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $542,031,000, which represented 2.24% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$4,560.02%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth-Income Fund — Page 48 of 160

International Growth and Income Fund
Investment portfolio
December 31, 2015
Common stocks 88.66% Financials 21.12%	Shares	Value (000)
Prudential PLC[1]	1,107,824	$24,802
Wharf (Holdings) Ltd.[1]	3,626,000	20,014
St. James’s Place PLC[1]	1,048,000	15,457
Cheung Kong Property Holdings Ltd.[1]	2,233,348	14,408
Barclays PLC[1]	3,887,562	12,583
Siam Commercial Bank PCL[1]	2,906,000	9,590
BNP Paribas SA1	165,700	9,379
bank muscat (SAOG)[1]	7,092,750	8,677
Jupiter Fund Management PLC[1]	1,168,000	7,723
RioCan Real Estate Investment Trust	424,788	7,273
Banco Bilbao Vizcaya Argentaria, SA1	651,122	4,749
Banco Bilbao Vizcaya Argentaria, SA (ADR)	325,528	2,386
Japan Real Estate Investment Corp.[1]	1,432	6,964
HDFC Bank Ltd.[1]	333,000	6,656
Assicurazioni Generali SpA[1]	340,000	6,217
Credit Suisse Group AG1	285,610	6,173
Link Real Estate Investment Trust[1]	821,000	4,898
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,617,600	4,453
UBS Group AG1	230,000	4,426
Bank of Ireland[1,2]	11,762,000	4,343
Mitsui Fudosan Co., Ltd.[1]	172,000	4,310
Bank of Montreal	75,500	4,260
Banco Santander, SA1	867,553	4,259
Sampo Oyj, Class A1	82,700	4,192
HSBC Holdings PLC (HKD denominated)[1]	466,226	3,697
Bank Rakyat Indonesia (Persero) Tbk PT1	4,084,000	3,338
Land and Houses PCL, nonvoting depository receipt[1]	9,108,000	2,384
ING Groep NV, depository receipts[1]	109,000	1,467
Sberbank of Russia (GDR)[1,3]	116,832	681
		209,759
Consumer staples 15.84%
Philip Morris International Inc.	420,300	36,949
British American Tobacco PLC[1]	419,900	23,321
Imperial Tobacco Group PLC[1]	338,763	17,818
Japan Tobacco Inc.[1]	446,600	16,398
CALBEE, Inc.[1]	284,400	11,936
Glanbia PLC[1]	533,000	9,802
Nestlé SA1	124,000	9,191
Associated British Foods PLC[1]	184,080	9,061
Thai Beverage PCL[1]	13,413,900	6,520
Pernod Ricard SA1	49,250	5,599
Coca-Cola Icecek AS, Class C1	351,000	4,468
Marine Harvest ASA[1,2]	239,116	3,219
Orion Corp.[1]	3,000	2,965
		157,247
American Funds Insurance Series — International Growth and Income Fund — Page 49 of 160

Common stocks Consumer discretionary 12.36%	Shares	Value (000)
H & M Hennes & Mauritz AB, Class B1	489,320	$17,424
Kering SA1	88,500	15,085
Toyota Motor Corp.[1]	161,000	9,882
GKN PLC[1]	1,832,000	8,317
Whitbread PLC[1]	119,297	7,709
Taylor Wimpey plc[1]	2,255,000	6,734
Numericable-SFR, non-registered shares[1]	157,435	5,716
Daily Mail and General Trust PLC, Class A, nonvoting[1]	543,600	5,583
L’Occitane International SA1	2,840,000	5,484
Barratt Developments PLC[1]	582,296	5,336
WPP PLC[1]	221,600	5,101
Crown Resorts Ltd.[1]	564,000	5,095
HUGO BOSS AG1	60,500	5,038
Galaxy Entertainment Group Ltd.[1]	1,100,000	3,430
Rightmove PLC[1]	55,700	3,367
Inchcape PLC[1]	291,000	3,346
Sands China Ltd.[1]	972,000	3,288
RTL Group SA, non-registered shares[1]	32,100	2,681
Daimler AG1	24,700	2,062
Hyundai Mobis Co., Ltd.[1]	6,508	1,358
Genting Singapore PLC[1]	1,253,300	676
		122,712
Utilities 10.74%
EDP - Energias de Portugal, SA1	10,961,084	39,393
SSE PLC[1]	1,289,846	28,883
National Grid PLC[1]	815,498	11,217
Power Assets Holdings Ltd.[1]	1,013,000	9,300
Cheung Kong Infrastructure Holdings Ltd.[1]	702,000	6,471
ENN Energy Holdings Ltd.[1]	858,000	4,548
Centrica PLC[1]	1,005,219	3,229
Power Grid Corp. of India Ltd.[1]	1,000,853	2,128
PT Perusahaan Gas Negara (Persero) Tbk[1]	7,354,100	1,455
		106,624
Health care 8.98%
Novartis AG1	429,870	36,744
Orion Oyj, Class B1	429,600	14,809
GlaxoSmithKline PLC[1]	538,000	10,867
Bayer AG1	67,223	8,434
UCB SA1	85,200	7,669
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	166,000	5,365
Astellas Pharma Inc.[1]	369,000	5,241
		89,129
Industrials 6.70%
CK Hutchison Holdings Ltd.[1]	1,283,348	17,225
ASSA ABLOY AB, Class B1	620,400	12,994
Airbus Group SE, non-registered shares[1]	104,000	6,983
Rolls-Royce Holdings PLC[1,2]	633,000	5,358
Jardine Matheson Holdings Ltd.[1]	94,200	4,574
Deutsche Post AG1	141,000	3,971
VINCI SA1	57,500	3,687
AA PLC[1]	799,000	3,679
Bunzl PLC[1]	122,752	3,391
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 160

Common stocks Industrials (continued)	Shares	Value (000)
Randstad Holding NV1	54,000	$3,359
AB Volvo, Class B1	93,800	866
Schneider Electric SE1	7,228	411
		66,498
Energy 4.08%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	642,886	14,443
BP PLC[1]	1,169,200	6,093
Peyto Exploration & Development Corp.	330,000	5,931
Veresen Inc.	922,000	5,904
Suncor Energy Inc.	164,987	4,259
Canadian Natural Resources, Ltd.	168,000	3,669
BG Group PLC[1]	12,400	180
		40,479
Telecommunication services 3.42%
Advanced Info Service PCL[1]	1,880,000	7,880
China Mobile Ltd.[1]	700,000	7,845
Intouch Holdings PCL, nonvoting depository receipts[1]	2,450,000	3,512
Intouch Holdings PCL[1]	1,983,000	2,842
Bharti Infratel Ltd.[1]	620,000	3,995
MTN Group Ltd.[1]	440,000	3,772
Mobile TeleSystems OJSC (ADR)	362,500	2,240
TeliaSonera AB1	377,000	1,875
		33,961
Materials 2.85%
Fortescue Metals Group Ltd.[1]	6,300,000	8,497
Syngenta AG1	12,080	4,742
HeidelbergCement AG1	55,800	4,552
Rio Tinto PLC[1]	115,000	3,351
Amcor Ltd.[1]	282,000	2,744
BASF SE1	31,200	2,385
Vale SA, Class A, preferred nominative (ADR)	814,185	2,076
		28,347
Information technology 2.57%
Quanta Computer Inc.[1]	4,430,000	7,077
Delta Electronics, Inc.[1]	1,453,266	6,821
ASML Holding NV1	51,000	4,545
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	750,000	3,236
Baidu, Inc., Class A (ADR)[2]	15,000	2,836
Mail.Ru Group Ltd. (GDR)[1,2]	45,000	1,012
		25,527
Total common stocks (cost: $928,690,000)		880,283
Convertible bonds 0.25% Financials 0.25%	Principal amount (000)
bank muscat (SAOG), convertible notes, 3.50% 2018	OMR1,003	247
Bank of Ireland, convertible notes, 10.00% 2016	€1,950	2,208
Total convertible bonds (cost: $2,814,000)		2,455
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 160

Bonds, notes & other debt instruments 1.51% Corporate bonds & notes 0.95% Materials 0.87%	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 6.75% 2020[3]	$2,349	$1,527
FMG Resources 9.75% 2022[3]	7,750	7,130
		8,657
Financials 0.08%
Bank of Ireland 10.24% (undated)	€680	739
Total corporate bonds & notes		9,396
Bonds & notes of governments & government agencies outside the U.S. 0.55%
Hungarian Government, Series 20/A, 7.50% 2020	HUF118,480	497
India (Republic of) 8.60% 2028	INR315,400	4,971
		5,468
U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%
U.S. Treasury 0.50% 2016	$120	120
Total U.S. Treasury bonds & notes		120
Total bonds, notes & other debt instruments (cost: $16,707,000)		14,984
Short-term securities 9.22%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 1/4/2016	4,100	4,100
Chevron Corp. 0.42% due 1/26/2016[3]	19,800	19,795
Federal Home Loan Bank 0.46%–0.52% due 4/1/2016–4/4/2016	18,600	18,589
Freddie Mac 0.22% due 1/6/2016	8,700	8,700
Liberty Street Funding Corp. 0.45% due 1/21/2016[3]	8,600	8,598
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[3]	22,800	22,792
Toronto-Dominion Holdings USA Inc. 0.56% due 4/8/2016[3]	9,000	8,986
Total short-term securities (cost: $91,546,000)		91,560
Total investment securities 99.64% (cost: $1,039,757,000)		989,282
Other assets less liabilities 0.36%		3,597
Net assets 100.00%		$992,879
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous," was $798,047,000, which represented 80.38% of the net assets of the fund. This amount includes $791,391,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $69,509,000, which represented 7.00% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts	HKD = Hong Kong dollars
GDR = Global Depositary Receipts	HUF = Hungarian forints
€ = Euros	INR = Indian rupees
GBP = British pounds	OMR = Omani rials
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 160

Capital Income Builder®
Investment portfolio
December 31, 2015
Common stocks 80.76% Consumer staples 14.77%	Shares	Value (000)
Philip Morris International Inc.	99,575	$8,754
Altria Group, Inc.	86,010	5,007
Coca-Cola Co.	109,445	4,702
Unilever PLC[1]	79,610	3,409
Japan Tobacco Inc.[1]	80,600	2,959
Procter & Gamble Co.	27,100	2,152
Tate & Lyle PLC[1]	203,200	1,791
Imperial Tobacco Group PLC[1]	33,200	1,746
Diageo PLC[1]	46,900	1,279
Reynolds American Inc.	27,440	1,266
Nestlé SA1	16,972	1,258
British American Tobacco PLC[1]	12,200	677
		35,000
Financials 12.90%
Sampo Oyj, Class A1	91,789	4,652
Swedbank AB, Class A1	187,792	4,124
Wells Fargo & Co.	53,500	2,908
Mercury General Corp.	47,810	2,227
Iron Mountain Inc.	75,195	2,031
BB&T Corp.	41,180	1,557
Aberdeen Asset Management PLC[1]	359,500	1,532
PNC Financial Services Group, Inc.	15,600	1,487
Bank of China Ltd., Class H1	3,121,000	1,381
Svenska Handelsbanken AB, Class A1	103,654	1,368
Arthur J. Gallagher & Co.	31,000	1,269
CME Group Inc., Class A	13,995	1,268
HSBC Holdings PLC (GBP denominated)[1]	128,320	1,013
People’s United Financial, Inc.	61,350	991
Skandinaviska Enskilda Banken AB, Class A1	77,721	813
Henderson Group PLC[1]	171,200	774
Umpqua Holdings Corp.	40,300	641
Crown Castle International Corp.	6,100	527
		30,563
Utilities 9.48%
SSE PLC[1]	281,663	6,307
National Grid PLC[1]	313,540	4,312
Duke Energy Corp.	34,500	2,463
Infratil Ltd.[1]	743,558	1,660
Red Eléctrica de Corporación, SA1	18,874	1,573
Cheung Kong Infrastructure Holdings Ltd.[1]	169,000	1,558
Power Assets Holdings Ltd.[1]	156,000	1,432
CMS Energy Corp.	38,100	1,375
American Funds Insurance Series — Capital Income Builder — Page 53 of 160

Common stocks Utilities (continued)	Shares	Value (000)
EDP - Energias de Portugal, SA1	303,484	$1,091
Glow Energy PCL[1]	345,300	703
		22,474
Health care 8.11%
AstraZeneca PLC[1]	77,450	5,236
AstraZeneca PLC (ADR)	71,580	2,430
Pfizer Inc.	183,980	5,939
GlaxoSmithKline PLC[1]	160,800	3,248
Roche Holding AG, non-registered shares, non-voting[1]	4,118	1,135
Novartis AG1	11,465	980
AbbVie Inc.	4,320	256
		19,224
Telecommunication services 7.60%
Verizon Communications Inc.	154,751	7,153
Singapore Telecommunications Ltd.[1]	957,100	2,463
HKT Trust and HKT Ltd., units[1]	1,308,340	1,669
Vodafone Group PLC[1]	465,900	1,507
NTT DoCoMo, Inc.[1]	72,900	1,494
freenet AG1	35,183	1,193
AT&T Inc.	29,680	1,021
TDC A/S1	188,780	936
TeliaSonera AB1	98,983	492
CenturyLink, Inc.	3,765	95
		18,023
Information technology 7.29%
Microsoft Corp.	90,860	5,041
Xilinx, Inc.	52,440	2,463
Texas Instruments Inc.	35,430	1,942
VTech Holdings Ltd.[1]	177,600	1,835
Paychex, Inc.	33,510	1,772
Ricoh Co., Ltd.[1]	146,300	1,503
International Business Machines Corp.	10,100	1,390
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	310,000	1,337
		17,283
Consumer discretionary 6.18%
Greene King PLC[1]	189,020	2,580
Gannett Co., Inc.	135,340	2,205
Las Vegas Sands Corp.	44,200	1,938
Marks and Spencer Group PLC[1]	217,900	1,448
Viacom Inc., Class B	29,500	1,214
BCA Marketplace PLC[1]	460,000	1,171
ProSiebenSat.1 Media SE1	22,384	1,132
SES SA, Class A (FDR)[1]	39,472	1,094
Electrolux AB, Series B1	40,587	974
Modern Times Group MTG AB, Class B1	35,157	897
		14,653
Energy 6.09%
ConocoPhillips	91,215	4,259
Exxon Mobil Corp.	36,600	2,853
Helmerich & Payne, Inc.	45,200	2,421
American Funds Insurance Series — Capital Income Builder — Page 54 of 160

Common stocks Energy (continued)	Shares	Value (000)
Royal Dutch Shell PLC, Class B1	66,360	$1,515
Kinder Morgan, Inc.	82,900	1,237
Enbridge Inc. (CAD denominated)	32,470	1,079
Occidental Petroleum Corp.	9,900	669
Eni SpA[1]	26,766	397
		14,430
Industrials 5.10%
BAE Systems PLC[1]	398,200	2,931
Lockheed Martin Corp.	12,355	2,683
MTR Corp. Ltd.[1]	184,500	910
Covanta Holding Corp.	55,000	852
Edenred SA1	44,957	847
Sydney Airport, units[1]	178,562	821
Siemens AG1	8,143	790
Boeing Co.	5,300	766
AA PLC[1]	133,500	615
Air New Zealand Ltd.[1]	290,675	587
Safran SA1	3,995	274
		12,076
Materials 2.61%
Dow Chemical Co.	30,615	1,576
Amcor Ltd.[1]	155,910	1,517
Givaudan SA1	749	1,348
Nucor Corp.	24,130	972
Potash Corp. of Saskatchewan Inc. (CAD denominated)	45,700	783
		6,196
Miscellaneous 0.63%
Other common stocks in initial period of acquisition		1,495
Total common stocks (cost: $200,112,000)		191,417
Convertible stocks 0.32% Financials 0.32%
American Tower Corp., Series B, 5.5% depository share, convertible preferred 2018	7,500	757
Total convertible stocks (cost: $756,000)		757
Bonds, notes & other debt instruments 15.69% U.S. Treasury bonds & notes 5.80% U.S. Treasury 5.35%	Principal amount (000)
U.S. Treasury 1.25% 2020	$600	591
U.S. Treasury 1.375% 2020	700	688
U.S. Treasury 2.25% 2021	1,125	1,148
U.S. Treasury 8.00% 2021	4,750	6,346
U.S. Treasury 2.00% 2025	600	585
U.S. Treasury 2.875% 2045	600	583
U.S. Treasury 3.00% 2045	2,757	2,747
		12,688
American Funds Insurance Series — Capital Income Builder — Page 55 of 160

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.45%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	$1,103	$1,069
Total U.S. Treasury bonds & notes		13,757
Mortgage-backed obligations 5.67%
Government National Mortgage Assn. 4.00% 2045[3]	6,859	7,289
Government National Mortgage Assn. 4.50% 2045[3]	1,064	1,146
Government National Mortgage Assn. 4.50% 2045[3]	899	968
Government National Mortgage Assn. 4.50% 2045[3]	792	854
Government National Mortgage Assn. 4.50% 2045[3]	504	542
Government National Mortgage Assn. 4.50% 2045[3]	390	420
Government National Mortgage Assn. 5.00% 2045[3]	149	164
Government National Mortgage Assn. 5.00% 2045[3]	99	109
Government National Mortgage Assn. 5.616% 2059[3]	163	168
Government National Mortgage Assn. 4.81% 2060[3]	140	146
Government National Mortgage Assn. 5.46% 2060[3]	131	139
Government National Mortgage Assn. 4.664% 2061[3]	204	214
Government National Mortgage Assn. 4.797% 2061[3]	180	188
Government National Mortgage Assn. 6.856% 2061[3]	76	80
Government National Mortgage Assn. 4.559% 2062[3]	57	61
Government National Mortgage Assn. 4.625% 2062[3]	436	463
Government National Mortgage Assn. 4.356% 2063[3]	139	148
Government National Mortgage Assn. 4.491% 2063[3]	58	62
Government National Mortgage Assn. 4.549% 2063[3]	178	191
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[3]	80	81
		13,433
Corporate bonds & notes 2.99% Financials 1.18%
AvalonBay Communities, Inc. 6.10% 2020	100	114
Bank of America Corp. 5.625% 2020	300	334
BB&T Corp. 6.85% 2019	100	114
Berkshire Hathaway Inc. 4.25% 2021	100	109
BNP Paribas 5.00% 2021	100	111
Developers Diversified Realty Corp. 7.875% 2020	100	120
Goldman Sachs Group, Inc., Series D, 6.00% 2020	300	340
JPMorgan Chase & Co. 6.30% 2019	200	224
JPMorgan Chase & Co. 4.25% 2020	200	212
Kimco Realty Corp. 6.875% 2019	100	115
Morgan Stanley 7.30% 2019	200	230
Morgan Stanley 5.50% 2020	300	334
Wells Fargo & Co. 5.625% 2017	100	107
Wells Fargo & Co. 4.60% 2021	300	327
		2,791
Consumer discretionary 0.55%
Comcast Corp. 5.15% 2020	100	112
Ford Motor Credit Co. 8.125% 2020	300	354
General Motors Financial Co. 4.375% 2021	300	305
Johnson Controls, Inc. 5.00% 2020	200	214
Time Warner Inc. 4.75% 2021	200	215
Viacom Inc. 5.625% 2019	100	108
		1,308
American Funds Insurance Series — Capital Income Builder — Page 56 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 0.29%	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 4.375% 2020	$120	$117
Enbridge Energy Partners, LP, Series B, 6.50% 2018	100	105
EnLink Midstream Partners, LP 4.40% 2024	100	79
Enterprise Products Operating LLC 6.50% 2019	100	110
Kinder Morgan Energy Partners, LP 5.30% 2020	200	198
Williams Partners LP 4.125% 2020	100	90
		699
Utilities 0.24%
Entergy Corp. 5.125% 2020	200	215
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	114
NV Energy, Inc 6.25% 2020	100	114
Progress Energy, Inc. 7.05% 2019	100	114
		557
Health care 0.23%
Amerisource Bergen 4.875% 2019	100	108
Becton, Dickinson and Co. 5.00% 2019	100	108
Boston Scientific Corp. 6.00% 2020	200	222
McKesson Corp. 7.50% 2019	100	115
		553
Telecommunication services 0.18%
Verizon Communications Inc. 5.50% 2018	100	108
Verizon Communications Inc. 4.50% 2020	300	322
		430
Consumer staples 0.15%
Altria Group, Inc. 9.25% 2019	200	245
Kraft Foods Inc. 6.125% 2018	100	110
		355
Industrials 0.12%
Caterpillar Financial Services Corp. 7.15% 2019	100	115
General Electric Capital Corp. 5.50% 2020	150	168
		283
Materials 0.05%
BHP Billiton Finance (USA) Ltd. 6.50% 2019	100	110
Total corporate bonds & notes		7,086
Asset-backed obligations 1.23%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[3]	57	57
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class B, 2.08% 2020[3]	250	247
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,4]	92	91
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[3,4]	82	82
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,4]	182	181
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[3,4]	95	95
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2018[3]	113	113
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[3]	250	251
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[3]	1,165	1,169
American Funds Insurance Series — Capital Income Builder — Page 57 of 160

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[3]	$500	$498
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[3]	125	125
		2,909
Total bonds, notes & other debt instruments (cost: $37,383,000)		37,185
Short-term securities 3.80%
Chevron Corp. 0.17% due 1/19/2016[4]	2,400	2,399
Federal Home Loan Bank 0.12% due 1/7/2016	1,200	1,200
General Electric Co. 0.15% due 1/4/2016	4,000	4,000
Paccar Financial Corp. 0.19% due 1/25/2016	1,400	1,400
Total short-term securities (cost: $9,000,000)		8,999
Total investment securities 100.57% (cost: $247,251,000)		238,358
Other assets less liabilities (0.57)%		(1,353)
Net assets 100.00%		$237,005
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $95,783,000, which represented 40.41% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,848,000, which represented 1.20% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
American Funds Insurance Series — Capital Income Builder — Page 58 of 160

Asset Allocation Fund
Investment portfolio
December 31, 2015
Common stocks 66.06% Information technology 14.44%	Shares	Value (000)
Microsoft Corp.	15,325,000	$850,231
Intel Corp.	6,879,000	236,981
VeriSign, Inc.[1]	2,675,000	233,688
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	10,000,000	227,500
ASML Holding NV (New York registered)	2,200,000	195,294
Intuit Inc.	2,000,000	193,000
Texas Instruments Inc.	3,000,000	164,430
KLA-Tencor Corp.	2,000,000	138,700
AAC Technologies Holdings Inc.[2]	15,000,000	97,520
Alphabet Inc., Class A1	60,000	46,681
Alphabet Inc., Class C1	60,164	45,657
Avago Technologies Ltd.	585,000	84,913
Cisco Systems, Inc.	2,000,000	54,310
Amphenol Corp., Class A	714,000	37,292
Analog Devices, Inc.	590,000	32,639
TE Connectivity Ltd.	215,000	13,891
		2,652,727
Consumer discretionary 10.72%
Comcast Corp., Class A	6,840,000	385,981
Amazon.com, Inc.[1]	568,000	383,906
Home Depot, Inc.	2,405,000	318,061
VF Corp.	3,230,000	201,067
Twenty-First Century Fox, Inc., Class A	5,850,000	158,886
Newell Rubbermaid Inc.	3,000,000	132,240
General Motors Co.	3,500,000	119,035
NIKE, Inc., Class B	1,520,000	95,000
Hasbro, Inc.	900,000	60,624
CBS Corp., Class B	568,100	26,775
MGM Resorts International[1]	1,100,000	24,992
Naspers Ltd., Class N2	155,000	21,192
Target Corp.	250,000	18,153
Time Warner Inc.	200,000	12,934
Cooper-Standard Holdings Inc.[1]	145,300	11,274
		1,970,120
Financials 8.82%
JPMorgan Chase & Co.	4,925,000	325,198
ACE Ltd.	2,620,000	306,147
First Republic Bank	2,200,000	145,332
Citigroup Inc.	2,750,000	142,312
PNC Financial Services Group, Inc.	1,200,000	114,372
Capital One Financial Corp.	1,200,000	86,616
Bank of America Corp.	5,000,000	84,150
Goldman Sachs Group, Inc.	450,000	81,103
American Express Co.	1,050,000	73,027
American Funds Insurance Series — Asset Allocation Fund — Page 59 of 160

Common stocks Financials (continued)	Shares	Value (000)
Marsh & McLennan Companies, Inc.	1,200,000	$66,540
Arch Capital Group Ltd.[1]	860,000	59,985
Sumitomo Mitsui Financial Group, Inc. (ADR)	7,500,000	56,925
Allstate Corp.	750,000	46,568
Moody’s Corp.	165,798	16,636
American Tower Corp.	150,000	14,543
		1,619,454
Industrials 8.22%
Lockheed Martin Corp.	2,115,000	459,272
Boeing Co.	1,720,000	248,695
Robert Half International Inc.	2,800,000	131,992
Nielsen Holdings PLC	2,500,000	116,500
General Electric Co.	3,500,000	109,025
Rockwell Collins, Inc.	1,180,000	108,914
Danaher Corp.	1,000,000	92,880
Parker-Hannifin Corp.	700,000	67,886
United Technologies Corp.	515,000	49,476
Precision Castparts Corp.	180,000	41,762
Cummins Inc.	330,000	29,043
ASSA ABLOY AB, Class B2	900,000	18,850
TransDigm Group Inc.[1]	80,000	18,276
Waste Connections, Inc.	275,000	15,488
CEVA Group PLC[1,2,3]	6,143	2,764
Atrium Corp.[1,2,3]	535	1
		1,510,824
Health care 7.86%
Merck & Co., Inc.	5,450,000	287,869
UnitedHealth Group Inc.	2,417,000	284,336
Johnson & Johnson	2,075,000	213,144
Humana Inc.	1,019,000	181,902
Pfizer Inc.	4,910,000	158,495
Thermo Fisher Scientific Inc.	785,000	111,352
Incyte Corp.[1]	1,000,000	108,450
Roche Holding AG, non-registered shares, non-voting[2]	200,000	55,117
Express Scripts Holding Co.[1]	275,000	24,038
Aetna Inc.	160,000	17,299
Rotech Healthcare Inc.[1,2]	184,138	1,383
		1,443,385
Energy 5.64%
Weatherford International PLC[1]	19,500,000	163,605
Noble Energy, Inc.	4,700,000	154,771
Chevron Corp.	1,625,000	146,185
Concho Resources Inc.[1]	1,335,000	123,968
Helmerich & Payne, Inc.	1,860,200	99,614
Schlumberger Ltd.	1,325,000	92,419
ConocoPhillips	1,965,000	91,746
Tallgrass Energy GP, LP, Class A1,4	3,100,000	49,507
Kinder Morgan, Inc.	2,150,000	32,078
Enbridge Inc.	875,450	29,056
Royal Dutch Shell PLC, Class B (ADR)	440,000	20,257
American Funds Insurance Series — Asset Allocation Fund — Page 60 of 160

Common stocks Energy (continued)	Shares	Value (000)
FMC Technologies, Inc.[1]	600,000	$17,406
Denbury Resources Inc.	8,000,000	16,160
		1,036,772
Consumer staples 4.21%
Philip Morris International Inc.	2,850,000	250,543
Coca-Cola Co.	3,440,000	147,782
Unilever NV	2,450,000	106,134
Nestlé SA2	1,310,000	97,102
Kraft Heinz Co.	970,000	70,577
Procter & Gamble Co.	770,000	61,146
Reynolds American Inc.	450,000	20,768
CVS Health Corp.	200,000	19,554
		773,606
Materials 4.02%
E.I. du Pont de Nemours and Co.	3,860,781	257,128
FMC Corp.	3,350,000	131,085
LyondellBasell Industries NV	1,500,000	130,350
Dow Chemical Co.	2,500,000	128,700
Nucor Corp.	1,500,000	60,450
Potash Corp. of Saskatchewan Inc.	1,808,800	30,967
		738,680
Telecommunication services 1.10%
Verizon Communications Inc.	1,565,000	72,334
T-Mobile US, Inc.[1]	1,500,000	58,680
AT&T Inc.	1,500,000	51,615
Zayo Group Holdings, Inc.[1]	711,721	18,925
		201,554
Utilities 0.37%
Dominion Resources, Inc.	1,000,000	67,640
Miscellaneous 0.66%
Other common stocks in initial period of acquisition		120,717
Total common stocks (cost: $8,966,609,000)		12,135,479
Convertible stocks 0.04% Industrials 0.04%
CEVA Group PLC, Series A-1, 3.622% convertible preferred[2,5]	6,267	3,917
CEVA Group PLC, Series A-2, 2.622% convertible preferred[2,5]	5,998	2,699
Total convertible stocks (cost: $15,028,000)		6,616
Bonds, notes & other debt instruments 24.41% U.S. Treasury bonds & notes 10.92% U.S. Treasury 8.84%	Principal amount (000)
U.S. Treasury 1.50% 2016[6]	$110,000	110,525
U.S. Treasury 2.00% 2016	10,500	10,513
U.S. Treasury 7.25% 2016	2,000	2,049
American Funds Insurance Series — Asset Allocation Fund — Page 61 of 160

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2017	$125,000	$124,336
U.S. Treasury 0.625% 2018	153,000	151,123
U.S. Treasury 1.125% 2018	5,000	4,993
U.S. Treasury 3.50% 2018	20,000	21,009
U.S. Treasury 1.50% 2019	400,000	401,648
U.S. Treasury 1.50% 2019	59,000	58,792
U.S. Treasury 1.625% 2019	30,000	30,117
U.S. Treasury 1.75% 2019	21,000	21,149
U.S. Treasury 1.25% 2020	327,000	322,069
U.S. Treasury 1.25% 2020	48,000	47,233
U.S. Treasury 1.375% 2020	8,500	8,399
U.S. Treasury 1.625% 2020	125,000	124,452
U.S. Treasury 2.25% 2024	8,000	7,998
U.S. Treasury 2.375% 2024	70,000	70,760
U.S. Treasury 2.00% 2025	54,000	52,653
U.S. Treasury 4.75% 2041	15,000	19,959
U.S. Treasury 3.125% 2043	17,500	17,955
U.S. Treasury 3.375% 2044	7,000	7,520
U.S. Treasury 2.50% 2045	9,000	8,084
		1,623,336
U.S. Treasury inflation-protected securities 2.08%
U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	179,402	177,514
U.S. Treasury Inflation-Protected Security 0.375% 2025[7]	15,044	14,573
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	18,094	15,924
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	130,448	132,911
U.S. Treasury Inflation-Protected Security 0.75% 2045[7]	46,966	41,013
		381,935
Total U.S. Treasury bonds & notes		2,005,271
Corporate bonds & notes 7.96% Financials 1.47%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,337
ACE INA Holdings Inc. 2.875% 2022	3,850	3,827
ACE INA Holdings Inc. 3.15% 2025	3,255	3,223
ACE INA Holdings Inc. 3.35% 2026	850	849
American Campus Communities, Inc. 3.35% 2020	765	765
American Campus Communities, Inc. 3.75% 2023	2,000	1,971
American Campus Communities, Inc. 4.125% 2024	2,835	2,820
American International Group, Inc. 3.875% 2035	4,000	3,539
Bank of America Corp. 2.625% 2020	4,000	3,956
Bank of America Corp. 3.875% 2025	8,500	8,647
Barclays Bank PLC 3.65% 2025	3,960	3,813
BB&T Corp. 2.45% 2020	6,000	6,043
BPCE SA group 5.70% 2023[3]	3,000	3,159
BPCE SA group 4.00% 2024	1,775	1,841
BPCE SA group 4.625% 2024[3]	2,400	2,339
Brandywine Operating Partnership, LP 3.95% 2023	380	371
CIT Group Inc. 3.875% 2019	12,735	12,703
Citigroup Inc. 2.65% 2020	8,500	8,448
Communications Sales & Leasing, Inc. 6.00% 2023[3]	4,250	4,027
Communications Sales & Leasing, Inc. 8.25% 2023	3,902	3,346
Corporate Office Properties LP 5.25% 2024	3,595	3,684
American Funds Insurance Series — Asset Allocation Fund — Page 62 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Corporate Office Properties LP 5.00% 2025	$1,770	$1,743
Credit Agricole SA 4.375% 2025[3]	1,620	1,572
Credit Suisse Group AG 1.70% 2018	4,000	3,973
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045[3]	2,000	1,980
Crescent Resources 10.25% 2017[3]	2,050	2,058
DDR Corp. 3.625% 2025	1,135	1,074
Developers Diversified Realty Corp. 7.50% 2017	3,460	3,687
Essex Portfolio L.P. 3.875% 2024	2,115	2,117
Essex Portfolio L.P. 3.50% 2025	4,420	4,261
Goldman Sachs Group, Inc. 2.55% 2019	4,000	4,003
Goldman Sachs Group, Inc. 3.85% 2024	3,000	3,068
Goldman Sachs Group, Inc. 4.75% 2045	2,810	2,802
Hospitality Properties Trust 6.30% 2016	3,000	3,010
Hospitality Properties Trust 6.70% 2018	6,540	6,922
HSBC Holdings PLC 4.25% 2024	3,000	3,019
Icahn Enterprises Finance Corp. 3.50% 2017	5,425	5,466
Intercontinentalexchange, Inc. 2.50% 2018	7,000	7,065
Intercontinentalexchange, Inc. 3.75% 2025	2,470	2,481
Intesa Sanpaolo SpA 5.017% 2024[3]	5,730	5,650
iStar Financial Inc. 4.00% 2017	7,275	7,151
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,455
JPMorgan Chase & Co. 1.35% 2017	1,515	1,512
JPMorgan Chase & Co. 3.25% 2022	3,000	3,022
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,196
Kimco Realty Corp. 6.875% 2019	2,375	2,730
Kimco Realty Corp. 3.40% 2022	1,570	1,558
Kimco Realty Corp. 3.125% 2023	2,820	2,735
Lloyds Banking Group PLC 2.30% 2018	1,810	1,819
Lloyds Banking Group PLC 4.50% 2024	6,000	6,103
MetLife Global Funding I 2.50% 2020[3]	8,000	7,963
MetLife, Inc. 4.05% 2045	3,760	3,492
Morgan Stanley 4.00% 2025	1,050	1,084
Morgan Stanley 4.30% 2045	2,695	2,580
Nordea Bank AB 2.50% 2020[3]	4,450	4,430
PNC Financial Services Group, Inc. 2.854% 2022	1,445	1,429
PNC Financial Services Group, Inc. 3.90% 2024	6,000	6,157
Prologis, Inc. 3.75% 2025	1,425	1,416
Prudential Financial, Inc. 3.50% 2024	6,000	6,041
QBE Insurance Group Ltd. 2.40% 2018[3]	5,000	5,008
Rabobank Nederland 4.375% 2025	4,500	4,586
Realogy Corp. 4.50% 2019[3]	8,925	9,204
Realogy Corp. 5.25% 2021[3]	1,500	1,543
Realogy Corp., LOC, 4.40% 2016[8,9,10]	376	370
Scentre Group 3.25% 2025[3]	2,870	2,699
Scentre Group 3.50% 2025[3]	3,970	3,860
UBS Group AG 4.125% 2025[3]	2,750	2,739
US Bancorp. 3.70% 2024	7,000	7,340
WEA Finance LLC 3.25% 2020[3]	3,530	3,549
Wells Fargo & Co. 2.55% 2020	2,175	2,166
Wells Fargo & Co. 2.60% 2020	4,000	3,994
Wells Fargo & Co. 3.55% 2025	4,000	4,042
Wells Fargo & Co. 4.90% 2045	5,000	5,058
		269,690
American Funds Insurance Series — Asset Allocation Fund — Page 63 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 1.36%	Principal amount (000)	Value (000)
AbbVie Inc. 3.20% 2022	$1,670	$1,647
AbbVie Inc. 4.40% 2042	2,035	1,908
Actavis Funding SCS 3.45% 2022	4,150	4,162
Actavis Funding SCS 3.85% 2024	5,000	5,020
Actavis Funding SCS 4.75% 2045	2,000	1,957
Amgen Inc. 2.70% 2022	3,400	3,305
AstraZeneca PLC 3.375% 2025	7,390	7,352
Baxalta Inc. 2.875% 2020[3]	5,405	5,346
Bayer AG 2.375% 2019[3]	2,750	2,754
Biogen Inc. 3.625% 2022	2,810	2,846
Boston Scientific Corp. 3.85% 2025	8,000	7,888
Celgene Corp. 3.55% 2022	1,290	1,304
Celgene Corp. 3.625% 2024	3,000	2,957
Celgene Corp. 4.625% 2044	1,000	948
Centene Corp. 4.75% 2022	6,960	6,769
Concordia Healthcare Corp. 9.50% 2022[3]	1,920	1,901
Concordia Healthcare Corp. 7.00% 2023[3]	910	794
ConvaTec Finance International SA 8.25% 2019[3,11]	5,600	5,229
DaVita HealthCare Partners Inc. 5.00% 2025	3,275	3,169
DJO Finance LLC 10.75% 2020[3]	2,835	2,580
DJO Finco Inc. 8.125% 2021[3]	7,165	6,377
EMD Finance LLC 3.25% 2025[3]	8,000	7,595
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	2,725	2,657
Gilead Sciences, Inc. 3.05% 2016	4,300	4,373
Gilead Sciences, Inc. 3.25% 2022	2,260	2,278
HCA Inc. 3.75% 2019	2,465	2,490
HealthSouth Corp. 5.75% 2024[3]	1,800	1,726
HealthSouth Corp. 5.75% 2025[3]	2,085	1,949
inVentiv Health Inc., Term Loan B4, 7.75% 2018[8,9,10]	2,075	2,047
inVentiv Health Inc. 9.00% 2018[3]	7,585	7,794
inVentiv Health Inc. 10.00% 2018	4,776	4,561
inVentiv Health Inc. 10.00% 2018	3,010	2,995
inVentiv Health Inc. 12.00% 2018[3,11]	10,955	9,945
Kindred Healthcare, Inc. 8.00% 2020	1,225	1,151
Kinetic Concepts, Inc. 10.50% 2018	15,490	15,141
Kinetic Concepts, Inc. 12.50% 2019	7,430	6,780
Laboratory Corporation of America Holdings 3.20% 2022	2,665	2,620
Mallinckrodt PLC 4.875% 2020[3]	4,365	4,223
Mallinckrodt PLC 5.75% 2022[3]	670	647
McKesson Corp. 3.796% 2024	3,500	3,525
Medtronic, Inc. 4.375% 2035	2,710	2,743
Medtronic, Inc. 4.625% 2045	2,885	2,982
Molina Healthcare, Inc. 5.375% 2022[3]	1,170	1,173
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[8,9,10]	3,859	3,294
PRA Holdings, Inc. 9.50% 2023[3]	2,730	2,982
Quintiles Transnational Corp. 4.875% 2023[3]	1,075	1,086
Roche Holdings, Inc. 2.875% 2021[3]	8,000	8,114
Roche Holdings, Inc. 3.00% 2025[3]	6,000	5,939
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,8,9,10]	3,030	2,979
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,8,9,10]	2,400	2,388
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,8,9,10,11]	5,706	5,103
Tenet Healthcare Corp., First Lien, 4.75% 2020	3,290	3,323
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,080	6,430
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,725	3,650
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Thermo Fisher Scientific Inc. 2.40% 2019	$4,000	$4,002
Thermo Fisher Scientific Inc. 4.15% 2024	2,000	2,082
UnitedHealth Group Inc. 3.35% 2022	4,355	4,459
VPI Escrow Corp. 6.75% 2018[3]	5,425	5,403
VPI Escrow Corp. 6.375% 2020[3]	11,455	11,111
VRX Escrow Corp. 6.125% 2025[3]	4,125	3,692
Zimmer Holdings, Inc. 3.15% 2022	6,015	5,922
		249,567
Energy 1.11%
Alpha Natural Resources, Inc. 7.50% 2020[3,12]	4,600	104
Alpha Natural Resources, Inc. 7.50% 2020[3,12]	2,719	61
American Energy (Marcellus), Term Loan B, 5.25% 2020[8,9,10]	4,225	1,146
American Energy (Marcellus), Term Loan A, 8.50% 2021[8,9,10]	1,475	22
American Energy (Permian Basin) 7.125% 2020[3]	1,450	553
American Energy (Permian Basin) 7.375% 2021[3]	1,325	523
APT Pipelines Ltd. 4.20% 2025[3]	7,000	6,590
Bonanza Creek Energy, Inc. 6.75% 2021	1,375	839
Bonanza Creek Energy, Inc. 5.75% 2023	1,475	774
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,065
Cenovus Energy Inc. 3.80% 2023	3,970	3,602
Chesapeake Energy Corp. 4.875% 2022	5,050	1,427
Chevron Corp. 3.326% 2025	1,165	1,175
CONSOL Energy Inc. 5.875% 2022	7,500	4,687
DCP Midstream Operating LP 4.95% 2022	775	636
Denbury Resources Inc. 4.625% 2023	6,075	1,986
Devon Energy Corp. 5.00% 2045	6,590	5,011
Diamond Offshore Drilling, Inc. 4.875% 2043	5,810	3,549
Ecopetrol SA 5.375% 2026	4,230	3,611
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,166
Enbridge Energy Partners, LP 5.875% 2025	2,515	2,429
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	1,992
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	1,915
Enbridge Inc. 4.00% 2023	8,500	7,533
Energy Transfer Partners, LP 4.15% 2020	3,500	3,233
Energy Transfer Partners, LP 5.875% 2024	3,225	2,645
Energy Transfer Partners, LP 4.75% 2026	3,500	3,018
EnLink Midstream Partners, LP 4.15% 2025	5,580	4,303
EnLink Midstream Partners, LP 5.05% 2045	3,135	1,949
Ensco PLC 5.75% 2044	3,370	2,226
Enterprise Products Operating LLC 5.20% 2020	1,710	1,796
Enterprise Products Operating LLC 4.90% 2046	3,970	3,255
EP Energy Corp. 9.375% 2020	1,975	1,269
EP Energy Corp. 6.375% 2023	1,475	745
Exxon Mobil Corp. 1.912% 2020	5,000	4,963
Genesis Energy, LP 6.75% 2022	2,625	2,244
Halliburton Co. 3.375% 2022	1,240	1,222
Halliburton Co. 3.80% 2025	5,760	5,619
Kinder Morgan Energy Partners, LP 5.40% 2044	4,380	3,320
Kinder Morgan Energy Partners, LP 5.50% 2044	1,828	1,430
Kinder Morgan, Inc. 3.05% 2019	2,520	2,335
NGL Energy Partners LP 6.875% 2021	3,225	2,435
NGPL PipeCo LLC 7.119% 2017[3]	2,300	2,151
NGPL PipeCo LLC 9.625% 2019[3]	4,640	4,362
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Noble Corp PLC 5.95% 2025	$1,775	$1,227
Noble Corp PLC 6.95% 2045	2,675	1,716
Oasis Petroleum Inc. 6.875% 2022	3,350	2,161
PDC Energy Inc. 7.75% 2022	1,825	1,761
Peabody Energy Corp. 6.00% 2018	25,585	4,861
Peabody Energy Corp. 6.25% 2021	3,675	524
Petróleos Mexicanos 3.50% 2023	7,000	6,125
Petróleos Mexicanos 5.625% 2046[3]	2,890	2,222
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,093
QGOG Constellation SA 6.25% 2019[3]	850	385
Rice Energy Inc. 6.25% 2022	1,975	1,432
Rice Energy Inc. 7.25% 2023[3]	525	386
Sabine Pass Liquefaction, LLC 5.625% 2021	3,500	3,238
Sabine Pass Liquefaction, LLC 5.75% 2024	1,800	1,575
Sabine Pass Liquefaction, LLC 5.625% 2025[3]	6,500	5,525
SandRidge Energy, Inc. 7.50% 2023	4,150	472
Schlumberger BV 3.625% 2022[3]	7,300	7,226
Shell International Finance BV 2.25% 2020	4,465	4,403
SM Energy Co. 5.625% 2025	3,050	2,021
Southwestern Energy Co. 4.95% 2025	3,240	2,045
Statoil ASA 2.75% 2021	1,925	1,916
Statoil ASA 3.25% 2024	2,850	2,802
Statoil ASA 4.25% 2041	2,000	1,892
StatoilHydro ASA 1.80% 2016	4,000	4,025
Targa Resources Corp. 4.125% 2019	2,300	1,926
Targa Resources Partners LP 6.75% 2024[3]	1,200	1,026
Teekay Corp. 8.50% 2020	9,830	6,684
Teekay Corp. 8.50% 2020[3]	4,100	2,788
Tesoro Logistics LP 5.50% 2019[3]	1,200	1,170
TransCanada PipeLines Ltd. 7.625% 2039	4,000	4,918
Weatherford International PLC 4.50% 2022	3,115	2,247
Weatherford International PLC 6.75% 2040	1,130	798
Williams Companies, Inc. 3.70% 2023	1,975	1,366
Williams Partners LP 4.00% 2021	195	163
Williams Partners LP 4.50% 2023	5,000	4,056
Williams Partners LP 3.90% 2025	2,500	1,883
Williams Partners LP 5.40% 2044	385	259
Williams Partners LP 5.10% 2045	2,305	1,521
WPX Energy Inc. 7.50% 2020	1,625	1,324
		204,078
Telecommunication services 0.80%
AT&T Inc. 3.40% 2025	5,000	4,816
CenturyLink, Inc. Series V, 5.625% 2020	500	496
Deutsche Telekom International Finance BV 9.25% 2032	3,870	5,689
France Télécom 4.125% 2021	5,000	5,300
Frontier Communications Corp. 8.125% 2018	4,375	4,534
Frontier Communications Corp. 10.50% 2022[3]	2,575	2,565
Frontier Communications Corp. 11.00% 2025[3]	8,275	8,213
Intelsat Jackson Holding Co. 7.25% 2019	3,075	2,837
Intelsat Jackson Holding Co. 7.25% 2020	7,125	6,234
Intelsat Jackson Holding Co. 6.625% 2022	11,925	7,662
Intelsat Luxembourg Holding Co. 6.75% 2018	1,300	975
LightSquared, Term Loan, 9.75% 2020[8,9,10]	18,900	17,577
American Funds Insurance Series — Asset Allocation Fund — Page 66 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
MetroPCS Wireless, Inc. 6.25% 2021	$6,775	$7,012
MetroPCS Wireless, Inc. 6.625% 2023	3,725	3,809
Numericable Group SA 4.875% 2019[3]	17,150	17,043
Orange SA 5.50% 2044	3,000	3,192
Sable International Finance Ltd. 6.875% 2022[3]	1,175	1,140
SoftBank Corp. 4.50% 2020[3]	4,250	4,239
Sprint Nextel Corp. 7.00% 2020	3,805	2,949
Sprint Nextel Corp. 11.50% 2021	2,450	2,266
Sprint Nextel Corp. 7.875% 2023	4,000	3,014
T-Mobile US, Inc. 6.542% 2020	1,850	1,933
T-Mobile US, Inc. 6.50% 2026	2,425	2,454
Trilogy International Partners, LLC 10.25% 2016[3]	10,500	10,277
Verizon Communications Inc. 3.00% 2021	1,876	1,874
Verizon Communications Inc. 5.15% 2023	1,124	1,238
Verizon Communications Inc. 4.522% 2048	2,364	2,122
Wind Acquisition SA 4.75% 2020[3]	8,575	8,511
Wind Acquisition SA 7.375% 2021[3]	8,250	7,817
		147,788
Materials 0.67%
ArcelorMittal 6.25% 2021	4,050	3,280
ArcelorMittal 6.125% 2025	1,100	806
ArcelorMittal 7.75% 2041	10,865	7,402
Ball Corp. 4.375% 2020	2,450	2,493
Chemours Co. 6.625% 2023[3]	5,640	3,976
Chemours Co. 7.00% 2025[3]	3,700	2,534
Cliffs Natural Resources Inc. 8.25% 2020[3]	2,725	2,091
Eastman Chemical Co. 2.70% 2020	7,000	6,940
Ecolab Inc. 3.00% 2016	2,545	2,582
First Quantum Minerals Ltd. 6.75% 2020[3]	10,727	6,973
First Quantum Minerals Ltd. 7.00% 2021[3]	11,877	7,512
First Quantum Minerals Ltd. 7.25% 2022[3]	3,525	2,221
FMG Resources 9.75% 2022[3]	16,225	14,927
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	5,815	3,402
Georgia Gulf Corp. 4.625% 2021	3,500	3,233
Georgia-Pacific Corp. 2.539% 2019[3]	7,000	6,968
Holcim Ltd. 5.15% 2023[3]	6,165	6,609
Huntsman International LLC 4.875% 2020	2,575	2,363
International Paper Co. 7.30% 2039	2,005	2,291
JMC Steel Group Inc. 8.25% 2018[3]	10,800	7,209
Owens-Illinois, Inc. 6.375% 2025[3]	1,295	1,333
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,500	1,192
Reynolds Group Inc. 5.75% 2020	19,145	19,522
Ryerson Inc. 9.00% 2017	1,100	853
Ryerson Inc. 11.25% 2018	3,325	2,494
Walter Energy, Inc. 9.50% 2019[3,12]	9,300	2,418
		123,624
Industrials 0.63%
ADT Corp. 4.125% 2019	5,075	5,246
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	17,795	12,368
Atlas Copco AB 5.60% 2017[3]	2,750	2,880
Builders Firstsource 7.625% 2021[3]	3,375	3,569
CEVA Group PLC, LOC, 6.50% 2021[8,9,10]	650	544
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
CEVA Group PLC, Term Loan B, 6.50% 2021[8,9,10]	$929	$777
CEVA Group PLC, Term Loan, 6.50% 2021[8,9,10]	674	564
CEVA Group PLC, Term Loan, 6.50% 2021[8,9,10]	116	97
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[9]	26	26
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[9]	2	2
Corporate Risk Holdings LLC 9.50% 2019[3]	3,878	3,471
Corporate Risk Holdings LLC 13.50% 2020[2,3,11]	939	922
DAE Aviation Holdings, Inc. 10.00% 2023[3]	2,025	2,020
Euramax International, Inc. 12.00% 2020[3]	4,675	4,254
Gardner Denver, Inc. 6.875% 2021[3]	1,925	1,482
General Electric Co. 2.70% 2022	6,535	6,518
General Electric Co. 4.125% 2042	2,500	2,448
Hardwoods Acquisition Inc 7.50% 2021[3]	3,150	2,615
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[2,8,9,10,12]	107	8
HD Supply, Inc. 5.25% 2021[3]	1,675	1,715
HDTFS Inc. 5.875% 2020	2,200	2,280
KLX Inc. 5.875% 2022[3]	2,730	2,607
Lockheed Martin Corp. 3.10% 2023	530	531
Lockheed Martin Corp. 3.55% 2026	8,470	8,531
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	9,200	8,061
Navios Maritime Holdings Inc. 7.375% 2022[3]	6,125	3,085
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,795	1,216
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,000	1,019
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	2,500	2,572
Nortek Inc. 8.50% 2021	7,845	8,179
Ply Gem Industries, Inc. 6.50% 2022	6,175	5,673
Ply Gem Industries, Inc. 6.50% 2022	2,350	2,127
R.R. Donnelley & Sons Co. 7.25% 2018	4,530	4,768
R.R. Donnelley & Sons Co. 7.875% 2021	2,600	2,698
R.R. Donnelley & Sons Co. 7.00% 2022	3,500	3,325
R.R. Donnelley & Sons Co. 6.50% 2023	1,710	1,588
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	7,250	5,256
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3,9]	44	47
Virgin Australia Holdings Ltd. 8.50% 2019[3]	1,300	1,306
		116,395
Consumer discretionary 0.63%
Amazon.com, Inc. 4.80% 2034	6,000	6,334
Cablevision Systems Corp. 6.75% 2021	2,100	2,069
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	3,000	3,002
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	6,150	6,181
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	15,200	14,915
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	3,985	3,696
DaimlerChrysler North America Holding Corp. 2.25% 2019[3]	6,000	5,915
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	2,515	2,460
DISH DBS Corp. 4.25% 2018	8,275	8,316
Ford Motor Credit Co. 2.597% 2019	3,000	2,948
Ford Motor Credit Co. 3.219% 2022	6,000	5,882
Ford Motor Credit Co. 4.134% 2025	4,000	3,996
Gannett Co., Inc. 4.875% 2021[3]	1,255	1,261
General Motors Co. 5.20% 2045	5,000	4,724
General Motors Financial Co. 3.70% 2020	6,355	6,382
General Motors Financial Co. 3.45% 2022	3,625	3,484
American Funds Insurance Series — Asset Allocation Fund — Page 68 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
iHeartCommunications, Inc. 10.625% 2023	$2,440	$1,702
Limited Brands, Inc. 6.875% 2035[3]	2,025	2,088
MGM Resorts International 8.625% 2019	3,475	3,867
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	2,375	1,769
Sotheby’s Holdings, Inc. 5.25% 2022[3]	1,625	1,487
TI Automotive Ltd. 8.75% 2023[3]	1,120	1,039
Time Warner Inc. 3.60% 2025	3,500	3,416
Time Warner Inc. 3.875% 2026	7,000	6,957
Volkswagen International Finance NV 2.375% 2017[3]	5,000	4,984
Wynn Macau, Ltd. 5.25% 2021[3]	5,000	4,425
ZF Friedrichshafen AG 4.50% 2022[3]	1,050	1,030
ZF Friedrichshafen AG 4.75% 2025[3]	1,045	999
		115,328
Utilities 0.62%
AES Corp. 5.50% 2025	1,725	1,531
American Electric Power Co. 2.95% 2022	4,020	3,979
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,235
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	4,930
CMS Energy Corp. 8.75% 2019	2,000	2,394
Commonwealth Edison Company 4.35% 2045	2,085	2,102
Consumers Energy Co. 3.375% 2023	475	486
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	3,785	3,783
Dominion Gas Holdings LLC 2.50% 2019	1,450	1,449
Dominion Gas Holdings LLC 2.80% 2020	1,820	1,827
Duke Energy Corp. 3.75% 2024	6,065	6,160
Duke Energy Progress Inc. 4.15% 2044	3,020	2,957
Dynegy Finance Inc. 7.375% 2022	1,025	897
Dynegy Finance Inc. 7.625% 2024	1,950	1,677
EDP Finance BV 4.125% 2020[3]	6,000	6,027
Electricité de France SA 2.35% 2020[3]	7,000	6,900
Electricité de France SA 6.95% 2039[3]	4,000	4,929
MidAmerican Energy Co. 5.95% 2017	1,375	1,461
MidAmerican Energy Co. 2.40% 2019	1,500	1,512
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	7,021
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	5,230	5,215
Northern States Power Co. 4.125% 2044	6,000	5,967
NRG Energy, Inc. 6.25% 2022	1,525	1,331
Pacific Gas and Electric Co. 3.25% 2023	1,220	1,225
Pacific Gas and Electric Co. 3.85% 2023	6,879	7,160
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,318
Pacific Gas and Electric Co. 4.30% 2045	1,270	1,259
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,363
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	6,926
Puget Energy Inc. 3.65% 2025	3,135	3,045
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,245	1,428
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,790	2,020
Puget Sound Energy, Inc., First Lien, 5.625% 2022	1,965	2,184
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,545
Tampa Electric Co. 4.35% 2044	3,805	3,743
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,9]	380	396
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	1,935
		113,317
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology 0.38%	Principal amount (000)	Value (000)
First Data Corp. 5.375% 2023[3]	$2,850	$2,871
First Data Corp. 7.00% 2023[3]	10,475	10,501
Freescale Semiconductor, Inc. 5.00% 2021[3]	7,250	7,449
Freescale Semiconductor, Inc. 6.00% 2022[3]	10,250	10,763
Harris Corp. 5.054% 2045	1,830	1,799
Hewlett-Packard Co. 4.40% 2022[3]	7,000	6,984
Microsoft Corp. 2.65% 2022	6,000	6,000
Microsoft Corp. 4.20% 2035	6,000	6,135
Oracle Corp. 2.50% 2022	7,500	7,372
Qorvo, Inc. 7.00% 2025[3]	975	1,007
Visa Inc. 2.80% 2022	2,000	2,005
Visa Inc. 3.15% 2025	7,000	7,024
		69,910
Consumer staples 0.29%
Altria Group, Inc. 4.50% 2043	3,000	2,856
British American Tobacco International Finance PLC 9.50% 2018[3]	2,470	2,950
British American Tobacco International Finance PLC 3.95% 2025[3]	5,500	5,673
CVS Caremark Corp. 5.125% 2045	3,695	3,908
General Mills, Inc. 2.20% 2019	3,595	3,599
Imperial Tobacco Finance PLC 3.50% 2023[3]	4,000	3,926
Pernod Ricard SA 2.95% 2017[3]	3,000	3,038
Philip Morris International Inc. 3.25% 2024	5,000	5,036
Philip Morris International Inc. 4.25% 2044	2,000	1,937
Reynolds American Inc. 6.15% 2043	580	660
Reynolds American Inc. 5.85% 2045	6,000	6,691
The JM Smucker Co. 3.00% 2022	1,665	1,659
Walgreens Boots Alliance, Inc. 3.30% 2021	7,000	6,877
Wal-Mart Stores, Inc. 3.30% 2024	4,445	4,595
		53,405
Total corporate bonds & notes		1,463,102
Mortgage-backed obligations 4.55%
Aventura Mall Trust, Series A, 3.867% 2032[3,8,9]	5,500	5,748
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.558% 2049[8,9]	7,747	7,969
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[3,9]	3,545	3,522
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[8,9]	2,508	2,618
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[8,9]	1,430	1,522
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[9]	1,185	1,176
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-4, 3.762% 2048[9]	1,900	1,948
Citigroup Commercial Mortgage Trust, Series 2015-GC-33, Class A-4, 3.778% 2058[9]	3,330	3,413
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2049[3,8,9]	2,500	2,551
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2035[3,9]	2,190	2,156
Commercial Mortgage Trust, Series 2015-CR-27, Class ASB, 3.404% 2048[9]	840	848
Commercial Mortgage Trust, Series 2015-PC1, Class A-5, 3.902% 2050[9]	4,735	4,897
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 2053[9]	2,000	2,051
Commonwealth Bank of Australia 0.75% 2016[3,9]	3,000	3,000
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,9]	6,225	6,199
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[9]	595	612
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[8,9]	2,229	2,305
CSAIL Commercial Mortgage Trust, Series 2015-C-4, Class ASB, 3.6167% 2048[9]	1,400	1,438
Fannie Mae 6.00% 2021[9]	51	55
Fannie Mae 6.00% 2026[9]	566	639
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.50% 2033[9]	$926	$1,035
Fannie Mae 5.50% 2033[9]	638	712
Fannie Mae 3.50% 2035[9]	10,322	10,782
Fannie Mae 5.50% 2036[9]	1,365	1,540
Fannie Mae 6.00% 2036[9]	3,507	3,971
Fannie Mae 6.00% 2036[9]	1,157	1,307
Fannie Mae 6.00% 2036[9]	173	195
Fannie Mae 5.50% 2037[9]	509	573
Fannie Mae 5.50% 2037[9]	316	353
Fannie Mae 6.00% 2037[9]	3,592	4,068
Fannie Mae 6.00% 2037[9]	3,466	3,933
Fannie Mae 6.00% 2037[9]	410	463
Fannie Mae 6.00% 2037[9]	53	60
Fannie Mae 6.00% 2038[9]	6,202	7,005
Fannie Mae 6.00% 2038[9]	3,833	4,338
Fannie Mae 6.00% 2038[9]	2,004	2,265
Fannie Mae 6.00% 2038[9]	1,818	2,058
Fannie Mae 6.00% 2038[9]	999	1,131
Fannie Mae 6.00% 2038[9]	954	1,082
Fannie Mae 6.00% 2038[9]	131	148
Fannie Mae 6.00% 2038[9]	100	113
Fannie Mae 6.00% 2038[9]	77	87
Fannie Mae 6.00% 2039[9]	2	3
Fannie Mae 4.00% 2040[9]	6,467	6,875
Fannie Mae 6.00% 2040[9]	997	1,128
Fannie Mae 6.00% 2040[9]	342	387
Fannie Mae 4.00% 2041[9]	5,588	5,950
Fannie Mae 4.00% 2041[9]	4,194	4,466
Fannie Mae 6.00% 2041[9]	1,314	1,485
Fannie Mae 6.00% 2041[9]	1,099	1,243
Fannie Mae 4.00% 2043[9]	11,241	12,014
Fannie Mae 4.00% 2043[9]	8,853	9,461
Fannie Mae 4.00% 2043[9]	5,000	5,353
Fannie Mae 4.00% 2043[9]	3,931	4,195
Fannie Mae 4.00% 2043[9]	3,798	4,055
Fannie Mae 4.00% 2043[9]	3,236	3,465
Fannie Mae 4.00% 2043[9]	2,875	3,070
Fannie Mae 4.00% 2043[9]	2,794	2,977
Fannie Mae 3.00% 2046[9,13]	34,500	37,198
Fannie Mae 3.50% 2046[9,13]	80,000	82,518
Fannie Mae 6.00% 2046[9,13]	4,750	5,367
Fannie Mae 7.00% 2047[9]	284	321
Fannie Mae 7.00% 2047[9]	68	77
Fannie Mae 7.00% 2047[9]	5	5
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[8,9]	2,145	2,111
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[9]	5,242	5,231
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[9]	4,000	4,047
Fannie Mae, Series 2014-M1, multifamily 3.311% 2023[8,9]	9,000	9,317
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[8,9]	7,530	7,857
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[8,9]	6,450	6,804
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[8,9]	6,215	6,333
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.475% 2024[8,9]	7,000	7,311
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[9]	184	160
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[9]	265	312
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[9]	65	76
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.00% 2023[9]	$321	$348
Freddie Mac 6.00% 2026[9]	1,283	1,443
Freddie Mac 3.50% 2035[9]	24,560	25,638
Freddie Mac 3.50% 2035[9]	12,482	13,029
Freddie Mac 3.50% 2035[9]	11,384	11,874
Freddie Mac 3.50% 2035[9]	4,190	4,374
Freddie Mac 3.50% 2035[9]	1,101	1,149
Freddie Mac 5.00% 2038[9]	2,259	2,475
Freddie Mac 6.50% 2038[9]	336	383
Freddie Mac 4.50% 2039[9]	394	425
Freddie Mac 5.00% 2040[9]	3,789	4,163
Freddie Mac 4.00% 2043[9]	9,214	9,792
Freddie Mac 4.00% 2043[9]	5,632	6,002
Freddie Mac 4.00% 2043[9]	5,267	5,604
Freddie Mac 4.00% 2043[9]	3,512	3,754
Freddie Mac 4.00% 2043[9]	3,460	3,682
Freddie Mac 4.00% 2045[9]	20,743	22,072
Freddie Mac 4.00% 2045[9]	19,261	20,478
Freddie Mac 3.50% 2046[9,13]	20,000	20,583
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[8,9]	4,175	4,320
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[9]	2,750	2,849
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[9]	2,516	2,503
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[9]	4,000	3,962
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[9]	3,680	3,660
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[9]	4,000	4,034
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[9]	6,031	6,197
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[9]	2,715	2,758
Freddie Mac, Series K721, Class A2, multifamily 3.090% 2022[9]	7,000	7,204
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[9]	2,357	2,413
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[9]	5,900	6,092
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[9]	6,000	6,054
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[9]	4,470	4,603
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[9]	4,265	4,214
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[9]	4,000	4,111
Freddie Mac, Series K050, Class A2, multifamily 3.334% 2025[8,9]	2,860	2,936
Freddie Mac, Series T-041, Class 3-A, 6.040% 2032[8,9]	415	471
Government National Mortgage Assn. 3.50% 2045[9]	75,549	78,870
Government National Mortgage Assn. 4.00% 2045[9]	24,862	26,445
Government National Mortgage Assn. 4.50% 2045[9]	14,967	16,087
Government National Mortgage Assn. 4.00% 2046[9,13]	50,665	53,794
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.826% 2038[8,9]	2,152	2,162
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[9]	8,440	8,633
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[8,9]	5,000	5,200
GS Mortgage Securities Corp. II, Series 2015-GC-34, Class AAB, 3.278% 2048[9]	1,000	1,004
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3,9]	3,438	3,443
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.695% 2049[8,9]	8,228	8,493
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[9]	1,967	2,057
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class ASB, 3.358% 2048[9]	1,000	1,010
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-33, Class ASB, 3.5623% 2048[9]	1,600	1,633
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[9]	1,624	1,668
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[8,9]	5,500	5,750
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.156% 2045[8,9]	2,570	2,753
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034[9]	1,403	1,426
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.877% 2049[8,9]	4,000	4,172
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-27, Class ASB, 3.557% 2047[9]	1,000	1,023
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[9]	$1,180	$1,180
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[9]	1,500	1,524
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-24, Class A-4, 3.732% 2048[9]	4,845	4,952
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,9]	2,650	2,709
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.917% 2049[8,9]	3,341	3,474
National Australia Bank 1.25% 2018[3,9]	3,000	2,973
Royal Bank of Canada 1.875% 2020[9]	7,000	6,881
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[9]	3,000	3,071
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[8,9]	3,000	3,112
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.952% 2051[8,9]	3,000	3,154
Wells Fargo Commercial Mortgage Trust, Series 2015-SG-1, Class A-4, 3.789% 2047[9]	3,650	3,762
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[9]	1,065	1,058
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-42, Class ASB, 3.522% 2048[9]	1,000	1,023
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 2058[9]	2,365	2,428
		835,631
Asset-backed obligations 0.41%
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,9]	8,000	7,982
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[9]	4,770	4,761
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[9]	1,605	1,600
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 2019[9]	8,000	7,978
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[3,9]	7,000	6,973
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.57% 2020[8,9]	2,000	2,031
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[3,9]	4,138	4,121
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,9]	6,000	5,980
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[9]	3,910	3,906
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[9]	4,060	4,052
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,9]	6,010	5,984
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[9]	5,740	5,698
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,9]	3,189	3,163
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035[9]	1,188	1,207
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[9]	178	184
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[9]	1,500	1,498
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[9]	1,900	1,897
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[9]	7,000	6,900
		75,915
Federal agency bonds & notes 0.39%
CoBank, ACB 1.112% 2022[3,8]	1,695	1,606
Fannie Mae 2.625% 2024	11,190	11,318
Freddie Mac 2.50% 2016	18,000	18,135
Freddie Mac 0.75% 2018	40,300	39,961
		71,020
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Province of Manitoba 3.05% 2024	2,600	2,638
Slovenia (Republic of) 5.50% 2022	6,000	6,720
Spanish Government 4.00% 2018[3]	15,000	15,677
United Mexican States Government Global 3.60% 2025	4,000	3,908
United Mexican States Government Global 5.55% 2045	4,500	4,629
		33,572
Total bonds, notes & other debt instruments (cost: $4,622,901,000)		4,484,511
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 160

Short-term securities 11.58%	Principal amount (000)	Value (000)
Apple Inc. 0.12%–0.16% due 1/4/2016–1/19/2016[3]	$105,500	$105,488
CAFCO, LLC 0.28%–0.40% due 2/17/2016–2/29/2016	95,800	95,763
Chariot Funding, LLC 0.42% due 1/4/2016[3]	47,500	47,498
Chevron Corp. 0.18% due 1/13/2016[3]	25,000	24,997
Ciesco LLC 0.34% due 3/1/2016	50,000	49,976
Emerson Electric Co. 0.23% due 1/19/2016[3]	20,000	19,997
ExxonMobil Corp. 0.13%–0.36% due 1/5/2016–1/25/2016	154,400	154,380
Federal Home Loan Bank 0.08%–0.54% due 1/7/2016–5/9/2016	859,800	859,509
Freddie Mac 0.15%–0.51% due 1/20/2016–5/18/2016	356,800	356,561
GE Capital Treasury Services (U.S.) LLC 0.43% due 2/18/2016	50,000	49,975
Google Inc. 0.14% due 1/26/2016[3]	30,000	29,995
Kimberly-Clark Corp. 0.37%–0.40% due 1/20/2016–1/22/2016[3]	59,000	58,987
National Rural Utilities Cooperative Finance Corp. 0.37% due 1/19/2016	9,900	9,898
Paccar Financial Corp. 0.19% due 1/21/2016	10,000	9,998
Pfizer Inc 0.42%–0.45% due 3/14/2016–3/22/2016[3]	79,100	79,037
Qualcomm Inc. 0.16% due 1/20/2016[3]	25,000	24,995
U.S. Treasury Bills 0.21%–0.42% due 3/3/2016–5/19/2016	100,000	99,934
Wells Fargo Bank, N.A. 0.69%–0.70% due 6/1/2016–6/7/2016	50,000	50,079
Total short-term securities (cost: $2,126,686,000)		2,127,067
Total investment securities 102.09% (cost: $15,731,224,000)		18,753,673
Other assets less liabilities (2.09)%		(383,106)
Net assets 100.00%		$18,370,567
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $379,083,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Receive	LCH	3-month USD-LIBOR	0.921%	3/5/2017	50,000	$17
Receive	LCH	3-month USD-LIBOR	1.929	9/29/2019	80,000	1,129
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	412
Pay	LCH	3-month USD-LIBOR	1.734	3/5/2020	23,000	(123)
Pay	LCH	3-month USD-LIBOR	2.652	9/29/2024	26,000	(1,182)
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(3,014)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(1,991)
						$(4,752)
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 160

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ was $337,743,000, which represented 1.84% of the net assets of the fund. This amount includes $313,884,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $978,698,000, which represented 5.33% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,921,000, which represented .04% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Coupon rate may change periodically.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $36,916,000, which represented .20% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.622% convertible preferred	5/2/2013	$6,354	$3,917.02%
CEVA Group PLC, Series A-2, 2.622% convertible preferred	3/10/2010-1/23/2012	8,675	2,699.02
Total private placement securities		$ 15,029	$ 6,616.04%

Key to abbreviations
ADR = American Depositary Receipts
LCH = LCH.Clearnet
LOC = Letter of Credit
TBA = To-be-announced
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 160

Global Balanced Fund
Investment portfolio
December 31, 2015
Common stocks 64.36% Industrials 11.62%	Shares	Value (000)
BAE Systems PLC[1]	447,400	$3,293
ASSA ABLOY AB, Class B1	155,000	3,246
General Electric Co.	93,700	2,919
KONE Oyj, Class B1	56,600	2,380
Boeing Co.	16,000	2,313
Randstad Holding NV1	22,947	1,427
Robert Half International Inc.	30,000	1,414
Edenred SA1	65,000	1,225
Geberit AG1	3,500	1,177
Capita PLC[1]	60,000	1,068
TransDigm Group Inc.[2]	4,500	1,028
AB Volvo, Class B1	102,000	942
International Consolidated Airlines Group, SA (CDI)[1]	100,000	892
Caterpillar Inc.	12,000	816
Cummins Inc.	9,100	801
Abertis Infraestructuras, SA, Class A1	34,216	533
		25,474
Consumer staples 10.00%
Pernod Ricard SA1	30,220	3,436
Coca-Cola Co.	57,000	2,449
SABMiller PLC[1]	39,900	2,390
Nestlé SA1	27,200	2,016
British American Tobacco PLC[1]	35,950	1,997
Reynolds American Inc.	42,104	1,943
Altria Group, Inc.	31,000	1,805
Costco Wholesale Corp.	10,170	1,642
Kroger Co.	34,000	1,422
Philip Morris International Inc.	12,700	1,116
Seven & i Holdings Co., Ltd.[1]	20,000	912
Procter & Gamble Co.	10,000	794
		21,922
Health care 8.93%
Merck & Co., Inc.	81,120	4,285
Humana Inc.	20,830	3,718
Pfizer Inc.	74,000	2,389
Medtronic PLC	27,400	2,108
Novartis AG1	22,300	1,906
Novo Nordisk A/S, Class B1	20,000	1,149
Bayer AG1	9,000	1,129
AstraZeneca PLC[1]	16,000	1,082
Express Scripts Holding Co.[2]	11,300	988
Bristol-Myers Squibb Co.	12,000	825
		19,579
American Funds Insurance Series — Global Balanced Fund — Page 76 of 160

Common stocks Information technology 8.09%	Shares	Value (000)
Microsoft Corp.	103,000	$5,715
ASML Holding NV1	47,969	4,275
Nintendo Co., Ltd.[1]	19,000	2,616
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	300,000	1,295
Murata Manufacturing Co., Ltd.[1]	8,600	1,234
Texas Instruments Inc.	15,000	822
KLA-Tencor Corp.	9,000	624
Cisco Systems, Inc.	22,000	597
Linear Technology Corp.	13,000	552
		17,730
Financials 7.79%
ORIX Corp.[1]	195,000	2,735
Link Real Estate Investment Trust[1]	429,509	2,562
JPMorgan Chase & Co.	38,700	2,555
AIA Group Ltd.[1]	380,000	2,264
Wells Fargo & Co.	24,000	1,305
Prudential PLC[1]	56,000	1,254
AXA SA1	40,300	1,102
Sun Hung Kai Properties Ltd.[1]	75,000	900
Bankia, SA1	564,000	656
Deutsche Bank AG1	25,000	613
Sumitomo Mitsui Financial Group, Inc.[1]	15,500	585
Goldman Sachs Group, Inc.	3,000	541
		17,072
Consumer discretionary 5.70%
Home Depot, Inc.	22,030	2,913
Amazon.com, Inc.[2]	4,100	2,771
Paddy Power PLC[1]	11,000	1,469
McDonald’s Corp.	11,500	1,359
Industria de Diseño Textil, SA1	32,100	1,102
Tiffany & Co.	12,600	961
Publicis Groupe SA1	13,000	862
General Motors Co.	22,500	765
HUGO BOSS AG1	3,600	300
		12,502
Energy 4.41%
Royal Dutch Shell PLC, Class B1	101,720	2,322
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	575	13
ConocoPhillips	45,506	2,125
Chevron Corp.	18,530	1,667
Schlumberger Ltd.	20,400	1,423
Spectra Energy Corp	37,800	905
Enbridge Inc. (CAD denominated)	22,721	755
Coal India Ltd.[1]	95,000	472
		9,682
Materials 4.26%
E.I. du Pont de Nemours and Co.	55,500	3,696
Dow Chemical Co.	40,000	2,059
WestRock Co.	24,570	1,121
LyondellBasell Industries NV	8,000	695
Nucor Corp.	12,000	484
American Funds Insurance Series — Global Balanced Fund — Page 77 of 160

Common stocks Materials (continued)	Shares	Value (000)
Air Liquide SA1	4,280	$481
Potash Corp. of Saskatchewan Inc.	28,000	479
Rio Tinto PLC[1]	11,000	321
The Chemours Co.	3,200	17
		9,353
Utilities 1.68%
EDP - Energias de Portugal, SA1	625,000	2,246
Power Assets Holdings Ltd.[1]	157,500	1,446
		3,692
Telecommunication services 1.32%
Verizon Communications Inc.	27,850	1,287
TDC A/S1	130,000	645
HKT Trust and HKT Ltd., units[1]	401,196	512
Telstra Corp. Ltd.[1]	111,500	452
		2,896
Miscellaneous 0.56%
Other common stocks in initial period of acquisition		1,221
Total common stocks (cost: $123,595,000)		141,123
Convertible bonds 0.12% Consumer staples 0.12%	Principal amount (000)
Shoprite Holdings Ltd., convertible notes, 6.50% 2017	ZAR0	265
Total convertible bonds (cost: $505,000)		265
Bonds, notes & other debt instruments 31.15% Bonds & notes of governments & government agencies outside the U.S. 13.93%
Bermuda Government 5.603% 2020	$200	221
Bermuda Government 4.854% 2024[3]	200	207
Chilean Government 5.50% 2020	CLP50,000	73
Colombia (Republic of), Series B, 6.00% 2028	COP262,700	65
Colombia (Republic of) Global 4.375% 2021	$200	202
French Government O.A.T. Eurobond 0.25% 2020	€90	99
French Government O.A.T. Eurobond 1.75% 2024	850	998
French Government O.A.T. Eurobond 2.25% 2024	150	183
German Government 2.25% 2021	60	73
German Government 2.00% 2022	700	848
German Government 0.10% 2023[4]	52	59
German Government 0.50% 2025	150	162
German Government 2.50% 2044	200	271
German Government 2.50% 2046	400	543
India (Republic of) 8.83% 2023	INR10,400	165
India (Republic of) 8.60% 2028	43,500	686
India (Republic of) 9.20% 2030	10,800	179
Indonesia (Republic of) 3.75% 2022	$210	202
Indonesia (Republic of), Series 71, 9.00% 2029	IDR400,000	29
Irish Government 3.90% 2023	€410	545
Irish Government 3.40% 2024	475	615
Irish Government 5.40% 2025	50	74
American Funds Insurance Series — Global Balanced Fund — Page 78 of 160

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Irish Government 2.40% 2030	€50	$59
Irish Government 2.00% 2045	125	130
Israeli Government 3.15% 2023	$400	408
Italian Government 5.50% 2022	€275	384
Italian Government 4.75% 2023	200	273
Italian Government 4.50% 2024	550	743
Italian Government 3.50% 2030	400	515
Japanese Government, Series 115, 0.20% 2018	¥75,000	628
Japanese Government, Series 315, 1.20% 2021	30,000	265
Japanese Government, Series 326, 0.70% 2022	80,000	695
Japanese Government, Series 327, 0.80% 2022	90,000	787
Japanese Government, Series 325, 0.80% 2022	35,000	306
Japanese Government, Series 17, 0.10% 2023[4]	10,350	91
Japanese Government, Series 329, 0.80% 2023	95,000	832
Japanese Government, Series 19, 0.10% 2024[4]	30,030	265
Japanese Government, Series 18, 0.10% 2024[4]	20,580	181
Japanese Government, Series 336, 0.50% 2024	35,000	299
Japanese Government, Series 116, 2.20% 2030	14,000	143
Japanese Government, Series 145, 1.70% 2033	15,000	143
Japanese Government, Series 150, 1.40% 2034	20,000	181
Japanese Government, Series 21, 2.30% 2035	20,000	206
Japanese Government, Series 36, 2.00% 2042	20,000	197
Japanese Government, Series 42, 1.70% 2044	60,000	553
Lithuania (Republic of) 7.375% 2020	$100	119
Malaysian Government, Series 0310, 4.498% 2030	MYR1,600	369
Morocco Government 4.25% 2022	$200	197
Netherlands Government 1.00% 2017	100	100
Netherlands Government Eurobond 4.00% 2019	€150	187
Netherlands Government Eurobond 2.25% 2022	365	448
Netherlands Government Eurobond 2.00% 2024	175	212
Netherlands Government Eurobond 5.50% 2028	100	164
Norwegian Government 4.25% 2017	NKr280	33
Norwegian Government 3.75% 2021	2,400	310
Norwegian Government 3.00% 2024	1,100	140
Peru (Republic of) 4.125% 2027	$85	84
Peru (Republic of) 5.625% 2050	20	20
Polish Government, Series 1017, 5.25% 2017	PLN1,000	271
Polish Government, Series 1020, 5.25% 2020	4,750	1,377
Polish Government, Series 1021, 5.75% 2021	2,070	622
Polish Government, Series 0922, 5.75% 2022	870	264
Polish Government, Series 102, 4.00% 2023	1,400	387
Polish Government, Series 0725, 3.25% 2025	1,500	394
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR4,925	290
South Africa (Republic of), Series R-214, 6.50% 2041	5,100	219
South Korean Government, Series 2106, 4.25% 2021	KRW262,000	251
Spanish Government 4.00% 2018[3]	$500	523
Spanish Government 5.40% 2023	€520	724
Spanish Government 2.75% 2024	555	659
State of Qatar 3.125% 2017[3]	$250	255
Swedish Government, Series 1057, 1.50% 2023	SKr4,150	517
Turkey (Republic of) 9.00% 2024	TRY300	95
United Kingdom 1.75% 2019	£300	452
United Kingdom 2.00% 2020	200	304
United Kingdom 3.75% 2020	75	123
United Kingdom 1.75% 2022	200	297
American Funds Insurance Series — Global Balanced Fund — Page 79 of 160

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 2.25% 2023	£405	$618
United Kingdom 2.75% 2024	400	631
United Kingdom 4.75% 2038	20	40
United Kingdom 4.25% 2040	50	95
United Kingdom 3.25% 2044	220	361
United Kingdom 4.25% 2046	100	198
United Mexican States Government 4.00% 2019[4]	MXN3,231	195
United Mexican States Government 2.00% 2022[4]	3,770	205
United Mexican States Government 4.00% 2040[4]	2,693	159
United Mexican States Government, Series M10, 7.75% 2017	5,500	342
United Mexican States Government, Series M, 8.00% 2020	2,000	128
United Mexican States Government, Series M, 6.50% 2021	13,000	784
United Mexican States Government, Series M20, 10.00% 2024	12,600	922
United Mexican States Government, Series M, 5.75% 2026	3,000	171
United Mexican States Government, Series M30, 10.00% 2036	2,500	194
United Mexican States Government Global 4.75% 2044	$150	137
United Mexican States Government Global 4.60% 2046	200	178
		30,548
U.S. Treasury bonds & notes 8.17% U.S. Treasury 6.51%
U.S. Treasury 1.50% 2016	70	70
U.S. Treasury 2.00% 2016	70	70
U.S. Treasury 0.875% 2017	950	948
U.S. Treasury 1.00% 2018	200	199
U.S. Treasury 1.25% 2018	400	400
U.S. Treasury 1.375% 2018	500	502
U.S. Treasury 1.375% 2018	150	151
U.S. Treasury 1.50% 2018	100	101
U.S. Treasury 1.25% 2019	50	50
U.S. Treasury 1.50% 2019	500	498
U.S. Treasury 1.625% 2019	1,150	1,151
U.S. Treasury 1.625% 2019	1,075	1,080
U.S. Treasury 1.625% 2019	310	311
U.S. Treasury 1.625% 2019	300	301
U.S. Treasury 1.75% 2019	600	604
U.S. Treasury 3.125% 2019	225	238
U.S. Treasury 1.25% 2020	250	246
U.S. Treasury 1.375% 2020	900	887
U.S. Treasury 1.375% 2020	850	836
U.S. Treasury 1.375% 2020	500	492
U.S. Treasury 1.50% 2020	1,500	1,488
U.S. Treasury 1.625% 2020	300	298
U.S. Treasury 1.625% 2020	30	30
U.S. Treasury 2.125% 2020	200	203
U.S. Treasury 2.00% 2021	108	108
U.S. Treasury 2.00% 2022	550	547
U.S. Treasury 2.00% 2022	75	75
U.S. Treasury 1.75% 2023	100	98
U.S. Treasury 2.25% 2024	450	450
U.S. Treasury 2.50% 2024	300	307
U.S. Treasury 2.125% 2025	200	197
U.S. Treasury 4.375% 2038	100	126
U.S. Treasury 3.00% 2044	455	454
U.S. Treasury 3.375% 2044	200	215
American Funds Insurance Series — Global Balanced Fund — Page 80 of 160

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2045	$315	$283
U.S. Treasury 2.875% 2045	150	146
U.S. Treasury 3.00% 2045	100	100
		14,260
U.S. Treasury inflation-protected securities 1.66%
U.S. Treasury Inflation-Protected Security 0.125% 2017[4]	126	125
U.S. Treasury Inflation-Protected Security 0.125% 2020[4]	457	451
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	306	300
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	150	143
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	1,300	1,286
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	512	489
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	226	219
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	63	72
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	485	494
U.S. Treasury Inflation-Protected Security 0.75% 2045[4]	71	62
		3,641
Total U.S. Treasury bonds & notes		17,901
Corporate bonds & notes 6.11% Financials 2.03%
ACE INA Holdings Inc. 2.875% 2022	20	20
ACE INA Holdings Inc. 3.35% 2026	20	20
ACE INA Holdings Inc. 4.35% 2045	35	36
Allianz SE, 4.75% (undated)	€100	118
American Campus Communities, Inc. 3.75% 2023	$100	99
American International Group, Inc. 4.125% 2024	100	103
AvalonBay Communities, Inc. 3.625% 2020	100	104
AvalonBay Communities, Inc. 2.85% 2023	20	19
Aviva PLC, subordinated 6.875% 2058	£75	124
AXA SA, junior subordinated 5.453% (undated)	100	148
Bank of America Corp. 3.875% 2025	$375	381
Barclays Bank PLC 10.00% 2021	£100	190
Berkshire Hathaway Inc. 3.00% 2022	$75	76
BNP Paribas 5.00% 2021	100	111
Boston Properties, Inc. 3.70% 2018	100	104
CaixaBank, SA 5.00% 2023	€100	114
Corporate Office Properties Trust 3.60% 2023	$65	60
Essex Portfolio L.P. 3.50% 2025	65	63
Goldman Sachs Group, Inc. 5.75% 2022	70	80
Goldman Sachs Group, Inc. 3.625% 2023	150	152
Goldman Sachs Group, Inc. 3.50% 2025	210	207
Goldman Sachs Group, Inc. 4.75% 2045	70	70
Goldman Sachs Group, Inc., subordinated, 4.25% 2025	25	25
HSBC Holdings PLC 4.00% 2022	100	105
JPMorgan Chase & Co. 2.55% 2020	75	74
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	135	147
Kimco Realty Corp. 3.40% 2022	10	10
Kimco Realty Corp., Series C, 5.783% 2016	100	101
Lloyds Banking Group PLC 6.50% 2020	€210	277
Metlife, Inc. 3.60% 2025	$15	15
Morgan Stanley 1.75% 2016	150	150
American Funds Insurance Series — Global Balanced Fund — Page 81 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
NN Group NV, 4.50% (undated)	€100	$107
PNC Financial Services Group, Inc. 2.854% 2022	$100	99
Prologis, Inc. 3.375% 2024	€100	117
Prologis, Inc. 3.75% 2025	$25	25
Rabobank Nederland 3.875% 2023	€100	120
VEB Finance Ltd. 6.902% 2020[3]	$100	101
WEA Finance LLC 2.70% 2019[3]	200	199
WEA Finance LLC 3.75% 2024[3]	200	199
Wells Fargo & Co. 3.55% 2025	150	152
		4,450
Health care 0.81%
AbbVie Inc. 2.50% 2020	180	178
AbbVie Inc. 2.90% 2022	60	58
AbbVie Inc. 3.60% 2025	170	168
AbbVie Inc. 4.50% 2035	55	54
Actavis Funding SCS 3.00% 2020	30	30
Actavis Funding SCS 3.80% 2025	100	100
Actavis Funding SCS 4.55% 2035	45	44
Actavis Funding SCS 4.75% 2045	90	88
Aetna Inc. 2.75% 2022	50	49
Baxalta Inc. 4.00% 2025[3]	80	79
Becton, Dickinson and Co. 3.734% 2024	75	76
Celgene Corp. 3.875% 2025	85	85
EMD Finance LLC 3.25% 2025[3]	50	48
Gilead Sciences, Inc. 3.70% 2024	100	103
Gilead Sciences, Inc. 3.50% 2025	130	131
Gilead Sciences, Inc. 3.65% 2026	30	30
Humana Inc. 3.15% 2022	100	97
Medtronic, Inc. 3.50% 2025	225	228
Novartis Securities Investment Ltd. 5.125% 2019	25	27
Zimmer Holdings, Inc. 3.55% 2025	115	112
		1,785
Energy 0.74%
Ecopetrol SA 5.875% 2045	75	54
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	53
Halliburton Co. 3.375% 2022	35	34
Halliburton Co. 3.80% 2025	35	34
Kinder Morgan Energy Partners, LP 3.50% 2021	30	27
Kinder Morgan Energy Partners, LP 5.50% 2044	200	156
Kinder Morgan, Inc. 4.30% 2025	75	65
Pemex Project Funding Master Trust 5.75% 2018	200	209
Petrobras International Finance Co. 5.375% 2021	80	60
Petróleos Mexicanos 4.875% 2022	15	14
Petróleos Mexicanos 6.50% 2041	45	39
Petróleos Mexicanos 5.625% 2046[3]	325	250
Phillips 66 Partners LP 4.68% 2045	5	4
Schlumberger BV 4.00% 2025[3]	80	79
Statoil ASA 3.125% 2017	40	41
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	160
Statoil ASA 3.70% 2024	50	51
Total Capital International 2.875% 2022	150	149
American Funds Insurance Series — Global Balanced Fund — Page 82 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 4.50% 2023	$100	$81
Williams Partners LP 4.30% 2024	50	40
		1,625
Consumer staples 0.66%
Altria Group, Inc. 2.625% 2020	100	100
Altria Group, Inc. 4.75% 2021	150	163
Altria Group, Inc. 4.25% 2042	150	138
Coca-Cola Co. 1.80% 2016	85	86
CVS Caremark Corp. 3.875% 2025	60	62
Kraft Foods Inc. 3.50% 2022	100	101
PepsiCo, Inc. 2.50% 2016	50	50
Pernod Ricard SA 4.45% 2022[3]	150	156
Philip Morris International Inc. 2.90% 2021	100	101
Philip Morris International Inc. 4.25% 2044	25	24
Procter & Gamble Co. 1.45% 2016	20	20
Reynolds American Inc. 4.00% 2022	25	26
Reynolds American Inc. 4.45% 2025	155	163
Reynolds American Inc. 5.85% 2045	25	28
Wal-Mart Stores, Inc. 2.80% 2016	150	151
Wal-Mart Stores, Inc. 2.55% 2023	75	74
		1,443
Telecommunication services 0.51%
AT&T Inc. 2.45% 2020	55	54
AT&T Inc. 3.40% 2025	105	101
Deutsche Telekom International Finance BV 2.25% 2017[3]	150	151
Deutsche Telekom International Finance BV 6.00% 2017	€75	86
France Télécom 5.375% 2050	£50	87
Orange SA 2.75% 2019	$140	142
Verizon Communications Inc. 2.45% 2022	125	119
Verizon Communications Inc. 4.272% 2036	352	319
Verizon Communications Inc. 4.522% 2048	59	53
		1,112
Utilities 0.42%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	200	192
Duke Energy Corp. 3.75% 2024	110	112
E.ON International Finance BV 5.80% 2018[3]	25	27
Electricité de France SA 3.625% 2025[3]	110	108
MidAmerican Energy Holdings Co. 2.00% 2018	100	99
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	86
Pacific Gas and Electric Co. 3.85% 2023	70	73
Pacific Gas and Electric Co. 4.25% 2046	75	73
PacifiCorp. 3.35% 2025	30	30
PSEG Power LLC 2.75% 2016	15	15
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	101
		916
Industrials 0.40%
General Electric Capital Corp. 2.30% 2017	165	167
General Electric Capital Corp. 3.15% 2022	50	51
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	200	195
Lockheed Martin Corp. 3.10% 2023	10	10
American Funds Insurance Series — Global Balanced Fund — Page 83 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 3.55% 2026	$15	$15
Red de Carreteras de Occidente 9.00% 2028[5]	MXN2,000	113
Union Pacific Corp. 2.95% 2023	$100	101
United Technologies Corp. 3.10% 2022	215	219
		871
Consumer discretionary 0.32%
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	150	149
McDonald’s Corp. 3.50% 2020	50	52
McDonald’s Corp. 3.70% 2026	35	35
McDonald’s Corp. 4.70% 2035	15	15
McDonald’s Corp. 4.875% 2045	25	25
NBCUniversal Media, LLC 4.375% 2021	50	54
President & Fellows of Harvard College 3.619% 2037	150	147
Thomson Reuters Corp. 4.30% 2023	75	77
Time Warner Inc. 4.75% 2021	150	162
		716
Information technology 0.18%
International Business Machines Corp. 1.95% 2016	200	201
Samsung Electronics America, Inc. 1.75% 2017[3]	200	200
		401
Materials 0.04%
Monsanto Co. 4.40% 2044	100	83
Total corporate bonds & notes		13,402
Mortgage-backed obligations 2.79%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	200	199
Fannie Mae 3.50% 2046[5,6]	155	160
Fannie Mae 4.00% 2046[5,6]	430	455
Freddie Mac 3.50% 2046[5,6]	350	360
Government National Mortgage Assn. 4.00% 2045[5]	187	199
Government National Mortgage Assn. 4.50% 2045[5]	488	525
Government National Mortgage Assn. 3.50% 2046[5,6]	1,550	1,615
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,5]	230	230
Korea Housing Finance Corp. 2.50% 2020[3,5]	250	250
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr9,413	1,326
Nykredit Realkredit AS, Series 01E, 2.50% 2037[5]	3,175	460
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	967	135
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	1,490	209
		6,123
Asset-backed obligations 0.15%
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.547% 2020[5,7]	$200	200
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	123	122
		322
Total bonds, notes & other debt instruments (cost: $71,693,000)		68,296
American Funds Insurance Series — Global Balanced Fund — Page 84 of 160

Short-term securities 5.24%	Principal amount (000)	Value (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 1/4/2016	$3,100	$3,100
Liberty Street Funding Corp. 0.45% due 1/21/2016[3]	1,400	1,400
Mitsubishi UFJ Trust and Banking Corp. 0.32% due 1/26/2016[3]	2,700	2,699
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[3]	4,300	4,298
Total short-term securities (cost: $11,497,000)		11,497
Total investment securities 100.87% (cost: $207,290,000)		221,181
Other assets less liabilities (0.87)%		(1,917)
Net assets 100.00%		$219,264
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $11,737,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	1/14/2016	UBS AG	€325	$344	$9
Euros	1/21/2016	HSBC Bank	€249	$275	(4)
Japanese yen	1/12/2016	Bank of New York Mellon	¥36,324	$300	2
Japanese yen	1/21/2016	UBS AG	¥45,688	$372	9
Japanese yen	1/22/2016	HSBC Bank	¥36,271	$300	2
Japanese yen	1/28/2016	UBS AG	¥58,364	$476	9
Japanese yen	1/29/2016	HSBC Bank	¥116,266	$948	20
Japanese yen	2/3/2016	Citibank	¥18,091	$150	1
Japanese yen	2/12/2016	HSBC Bank	¥22,250	$181	4
Japanese yen	2/18/2016	HSBC Bank	¥43,305	$356	4
					$56
Sales:
British pounds	1/13/2016	JPMorgan Chase	¥37,044	£200	$13
British pounds	1/22/2016	HSBC Bank	$303	£200	9
British pounds	1/25/2016	Bank of America, N.A.	€138	£100	2
British pounds	1/29/2016	HSBC Bank	$886	£595	8
British pounds	1/29/2016	Bank of America, N.A.	C$416	£200	6
British pounds	1/29/2016	HSBC Bank	€138	£100	2
British pounds	1/29/2016	Citibank	$149	£100	1
Euros	1/8/2016	HSBC Bank	$360	€340	(10)
Euros	1/21/2016	HSBC Bank	¥46,521	€350	7
Euros	1/22/2016	Bank of America, N.A.	$318	€290	3
Indian rupees	1/19/2016	JPMorgan Chase	$152	INR10,200	(1)
Japanese yen	1/20/2016	JPMorgan Chase	$1,030	¥125,000	(11)
Japanese yen	1/21/2016	Bank of New York Mellon	$585	¥71,000	(6)
Malaysian ringgits	1/13/2016	UBS AG	$78	MYR330	1
Mexican pesos	1/14/2016	Bank of America, N.A.	$6	MXN100	—[8]
Mexican pesos	1/28/2016	Barclays Bank PLC	$298	MXN5,100	3
Norwegian kroner	1/25/2016	Bank of America, N.A.	$200	NKr1,736	4
Polish zloty	1/12/2016	Barclays Bank PLC	$314	PLN1,250	(4)
American Funds Insurance Series — Global Balanced Fund — Page 85 of 160

	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Polish zloty	1/12/2016	JPMorgan Chase	$367	PLN1,480	$(10)
Polish zloty	1/21/2016	UBS AG	€689	PLN3,000	(15)
South African rand	1/12/2016	UBS AG	$136	ZAR1,975	8
South African rand	1/14/2016	Bank of America, N.A.	$75	ZAR1,150	1
South African rand	1/28/2016	JPMorgan Chase	$116	ZAR1,750	4
Swedish kronor	1/29/2016	HSBC Bank	€108	SKr1,000	(1)
Swedish kronor	1/29/2016	Citibank	$339	SKr2,900	(5)
Turkish lira	1/15/2016	Bank of America, N.A.	$67	TRY200	(1)
					$8
Forward currency contracts — net					$64
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous," was $68,155,000, which represented 31.08% of the net assets of the fund. This amount includes $67,674,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,402,000, which represented 5.66% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Amount less than one thousand.

Key to abbreviations and symbols
CDI = CREST Depository Interest
TBA = To-be-announced
CAD/C$ = Canadian dollars
CLP = Chilean pesos
COP = Colombian pesos
DKr = Danish kroner
€ = Euros
GBP/£ = British pounds
IDR = Indonesian rupiah
INR = Indian rupees
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PLN = Polish zloty
SKr = Swedish kronor
TRY = Turkish lira
ZAR = South African rand
American Funds Insurance Series — Global Balanced Fund — Page 86 of 160

Bond Fund
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 92.95% U.S. Treasury bonds & notes 38.15% U.S. Treasury 31.79%	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2016[1]	$25,000	$24,998
U.S. Treasury 0.75% 2017[1]	44,279	44,151
U.S. Treasury 8.75% 2017	50,000	55,322
U.S. Treasury 1.25% 2018	218,100	217,910
U.S. Treasury 1.25% 2018	21,750	21,725
U.S. Treasury 1.25% 2018	4,787	4,779
U.S. Treasury 1.375% 2018	87,750	88,158
U.S. Treasury 1.50% 2018	86,875	87,499
U.S. Treasury 1.00% 2019	32,750	32,222
U.S. Treasury 1.50% 2019	74,375	74,681
U.S. Treasury 1.625% 2019	216,250	216,959
U.S. Treasury 1.625% 2019	152,625	153,222
U.S. Treasury 1.625% 2019	87,900	87,941
U.S. Treasury 1.125% 2020	67,300	65,815
U.S. Treasury 1.25% 2020	88,700	87,362
U.S. Treasury 1.25% 2020	44,425	43,715
U.S. Treasury 1.375% 2020	68,250	67,298
U.S. Treasury 1.375% 2020	2,700	2,670
U.S. Treasury 1.75% 2020	9,101	9,099
U.S. Treasury 2.00% 2020	17,000	17,178
U.S. Treasury 8.75% 2020	40,000	52,419
U.S. Treasury 2.125% 2021	80,000	80,731
U.S. Treasury 3.625% 2021	7,500	8,156
U.S. Treasury 1.625% 2022	22,776	22,136
U.S. Treasury 1.625% 2022	22,665	22,086
U.S. Treasury 1.875% 2022	3,596	3,551
U.S. Treasury 2.00% 2022	450,000	447,678
U.S. Treasury 2.125% 2022	288,550	290,117
U.S. Treasury 1.75% 2023	47,000	45,805
U.S. Treasury 2.25% 2024	45,000	44,987
U.S. Treasury 2.50% 2024	27,000	27,598
U.S. Treasury 2.75% 2024	40,050	41,732
U.S. Treasury 2.00% 2025	111,550	108,768
U.S. Treasury 2.125% 2025	92,650	91,412
U.S. Treasury 2.25% 2025	17,123	17,090
U.S. Treasury 6.125% 2027	25,000	34,617
U.S. Treasury 3.625% 2043	75,400	85,007
U.S. Treasury 2.875% 2045	65,200	63,387
U.S. Treasury 3.00% 2045	266,100	265,552
		3,155,533
U.S. Treasury inflation-protected securities 6.36%
U.S. Treasury Inflation-Protected Security 0.625% 2021[2]	162,512	163,733
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	3,313	3,179
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	68,334	65,260
American Funds Insurance Series — Bond Fund — Page 87 of 160

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	$306,699	$297,097
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	4,793	5,332
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	16,762	14,753
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	41,280	42,059
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	45,161	39,437
		630,850
Total U.S. Treasury bonds & notes		3,786,383
Corporate bonds & notes 30.05% Financials 7.60%
ACE INA Holdings Inc. 2.30% 2020	2,105	2,092
ACE INA Holdings Inc. 2.875% 2022	4,235	4,209
ACE INA Holdings Inc. 3.15% 2025	375	371
ACE INA Holdings Inc. 3.35% 2026	4,235	4,228
ACE INA Holdings Inc. 4.35% 2045	4,155	4,233
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,415	2,377
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,651
Alexandria Real Estate Equities, Inc. 4.30% 2026	65	64
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	147
American Campus Communities, Inc. 3.35% 2020	2,100	2,100
American Campus Communities, Inc. 3.75% 2023	4,050	3,991
American Campus Communities, Inc. 4.125% 2024	5,835	5,805
American Express Co. 6.15% 2017	2,500	2,678
American Express Co. 1.55% 2018	8,500	8,439
American International Group, Inc. 2.30% 2019	3,050	3,027
American International Group, Inc. 4.50% 2044	2,970	2,757
American Tower Corp. 3.40% 2019	7,525	7,726
Assicurazioni Generali SPA 7.75% 2042	€3,100	4,119
Assicurazioni Generali SPA 10.125% 2042	3,800	5,524
AXA SA 8.60% 2030	$2,625	3,540
Bank of America Corp. 3.75% 2016	3,415	3,458
Bank of America Corp. 2.625% 2020	36,275	35,875
Bank of America Corp. 3.875% 2025	24,000	24,414
Bank of America Corp., Series AA, 6.10% (undated)	769	781
Barclays Bank PLC 2.50% 2019	5,175	5,189
Barclays Bank PLC 6.00% 2021	€6,175	8,048
Barclays Bank PLC 10.179% 2021[3]	$12,525	16,253
Barclays Bank PLC 3.65% 2025	925	891
Barclays Bank PLC 5.25% 2045	8,750	8,934
BB&T Corp. 2.45% 2020	10,000	10,072
Berkshire Hathaway Inc. 4.40% 2042	235	233
BNP Paribas 4.375% 2025[3]	3,000	2,944
BNP Paribas, convertible bonds, 7.375% 2049[3]	1,250	1,284
BPCE SA group 5.70% 2023[3]	19,680	20,722
BPCE SA group 4.50% 2025[3]	725	697
Brandywine Operating Partnership, LP 4.95% 2018	4,875	5,105
CIT Group Inc. 3.875% 2019	5,000	4,987
CIT Group Inc., Series C, 5.50% 2019[3]	1,750	1,833
Citigroup Inc., Series P, 5.95% (undated)	1,567	1,510
Citigroup Inc. 1.70% 2018	13,375	13,256
Citigroup Inc. 2.15% 2018	6,500	6,499
Citigroup Inc. 2.55% 2019	17,239	17,365
Citigroup Inc. 4.45% 2027	4,200	4,184
American Funds Insurance Series — Bond Fund — Page 88 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
CNA Financial Corp. 7.35% 2019	$1,800	$2,076
CNA Financial Corp. 7.25% 2023	3,000	3,553
Corporate Office Properties LP 5.00% 2025	480	473
Credit Suisse Group AG 3.80% 2022[3]	1,500	1,502
Crescent Resources 10.25% 2017[3]	1,350	1,355
DCT Industrial Trust Inc. 4.50% 2023	3,270	3,278
DDR Corp. 4.25% 2026	6,225	6,085
Developers Diversified Realty Corp. 9.625% 2016	10,920	11,091
Developers Diversified Realty Corp. 7.50% 2017	2,650	2,824
Developers Diversified Realty Corp. 4.75% 2018	775	811
Developers Diversified Realty Corp. 7.875% 2020	1,455	1,743
EPR Properties 4.50% 2025	585	558
ERP Operating LP 7.125% 2017	380	414
ERP Operating LP 3.00% 2023	2,735	2,691
ERP Operating LP 4.50% 2045	4,295	4,380
Essex Portfolio L.P. 3.25% 2023	335	326
Essex Portfolio L.P. 3.875% 2024	1,000	1,001
Goldman Sachs Group, Inc. 2.75% 2020	7,670	7,675
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,694
Goldman Sachs Group, Inc. 3.85% 2024	7,525	7,697
Goldman Sachs Group, Inc. 3.50% 2025	9,200	9,066
Goldman Sachs Group, Inc. 4.75% 2045	6,640	6,620
Goldman Sachs Group, Inc. 5.15% 2045	750	731
Goldman Sachs Group, Inc., subordinated, 4.25% 2025	4,605	4,582
Goodman Funding Pty Ltd. 6.00% 2022[3]	5,250	5,844
HBOS PLC 6.75% 2018[3]	18,315	20,023
Hospitality Properties Trust 6.30% 2016	300	301
Hospitality Properties Trust 5.625% 2017	2,900	3,000
Hospitality Properties Trust 6.70% 2018	6,140	6,498
Hospitality Properties Trust 5.00% 2022	1,470	1,512
Hospitality Properties Trust 4.50% 2023	3,705	3,693
Hospitality Properties Trust 4.50% 2025	1,175	1,130
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,307
Intercontinentalexchange, Inc. 2.75% 2020	2,225	2,227
Intercontinentalexchange, Inc. 4.00% 2023	2,445	2,522
Intercontinentalexchange, Inc. 3.75% 2025	4,215	4,234
Intesa Sanpaolo SpA 5.017% 2024[3]	680	670
Iron Mountain Inc. 6.00% 2020[3]	1,500	1,586
iStar Financial Inc. 4.875% 2018	1,650	1,623
JPMorgan Chase & Co. 2.25% 2020	15,280	15,047
JPMorgan Chase & Co. 2.55% 2020	11,535	11,440
JPMorgan Chase & Co. 3.125% 2025	6,500	6,331
Kimco Realty Corp. 6.875% 2019	3,500	4,024
Kimco Realty Corp. 3.40% 2022	1,045	1,037
Leucadia National Corp. 5.50% 2023	520	509
Liberty Mutual Group Inc. 6.70% 2016[3]	3,750	3,871
Lloyds Banking Group PLC 4.582% 2025[3]	1,022	1,027
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3]	2,505	3,069
MetLife Capital Trust X, junior subordinated 9.25% 2068[3]	300	415
MetLife Global Funding I 2.30% 2019[3]	675	676
MetLife Global Funding I 2.00% 2020[3]	7,785	7,634
MetLife Global Funding I 2.50% 2020[3]	750	747
Metlife, Inc. 3.60% 2025	3,950	3,985
Metlife, Inc. 4.60% 2046	585	590
American Funds Insurance Series — Bond Fund — Page 89 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
MetLife, Inc. 5.25% 2049	$1,900	$1,938
Mitsubishi UFJ Trust & Banking Corp. 2.65% 2020[3]	16,500	16,501
Mizuho Bank Ltd. 2.15% 2018[3]	8,250	8,225
Morgan Stanley 3.80% 2016	5,000	5,043
Morgan Stanley 2.125% 2018	7,500	7,521
Morgan Stanley 2.80% 2020	20,330	20,424
New York Life Global Funding 1.55% 2018[3]	2,000	1,985
New York Life Global Funding 2.10% 2019[3]	1,000	1,002
New York Life Global Funding 1.95% 2020[3]	145	142
NN Group NV, 4.50% (undated)	€8,750	9,376
Nordea Bank AB 2.50% 2020[3]	$7,425	7,392
Nordea Bank AB 4.875% 2021[3]	700	756
PNC Bank 2.40% 2019	10,507	10,554
PNC Bank 2.30% 2020	9,000	8,927
PNC Bank 2.45% 2020	2,435	2,427
PNC Bank 2.60% 2020	1,700	1,701
PNC Financial Services Group, Inc. 2.854% 2022	6,050	5,981
PNC Financial Services Group, Inc. 3.90% 2024	1,000	1,026
PNC Funding Corp. 3.30% 2022	9,000	9,223
Prologis, Inc. 3.35% 2021	10,900	11,051
Prologis, Inc. 4.25% 2023	7,410	7,810
Prologis, Inc. 3.75% 2025	7,850	7,803
Prudential Financial, Inc. 2.30% 2018	2,175	2,192
Prudential Financial, Inc. 3.50% 2024	10,000	10,068
Prudential Financial, Inc. 4.60% 2044	375	375
QBE Insurance Group Ltd. 2.40% 2018[3]	5,710	5,719
Rabobank Nederland 4.625% 2023	10,210	10,664
Rabobank Nederland 4.375% 2025	3,975	4,051
Realogy Corp. 4.50% 2019[3]	800	825
Realogy Corp. 5.25% 2021[3]	925	952
Realogy Corp., Barclays PLC LOC, 4.40% 2016[4,5,6]	131	129
Royal Bank of Canada 1.50% 2018	2,700	2,688
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3]	2,450	2,848
RSA Insurance Group PLC 9.375% 2039	£6,450	11,149
Ryman Hospitality Properties, Inc. 5.00% 2021	$2,800	2,863
Scentre Group 2.375% 2019[3]	2,465	2,435
Scentre Group 2.375% 2021[3]	1,130	1,086
Scentre Group 3.25% 2025[3]	210	198
Scentre Group 3.50% 2025[3]	5,365	5,217
Select Income REIT 4.15% 2022	10,735	10,317
Select Income REIT 4.50% 2025	125	116
Simon Property Group, LP 10.35% 2019	5,655	6,942
Skandinaviska Enskilda 2.45% 2020[3]	5,300	5,275
Skandinaviska Enskilda 2.625% 2020[3]	2,000	1,995
Sumitomo Mitsui Banking Corp. 2.45% 2020	4,250	4,205
Travelers Property Casualty Corp. 4.30% 2045	5,255	5,311
UBS Group AG 4.125% 2025[3]	700	697
UDR, Inc. 4.00% 2025	50	51
Unum Group 7.125% 2016	3,400	3,535
Unum Group 3.875% 2025	870	858
US Bancorp., junior subordinated 5.125% (undated)	2,100	2,112
WEA Finance LLC 2.70% 2019[3]	5,675	5,635
WEA Finance LLC 3.25% 2020[3]	14,275	14,351
WEA Finance LLC 3.75% 2024[3]	515	513
American Funds Insurance Series — Bond Fund — Page 90 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 1.426% 2020[4]	$530	$532
Wells Fargo & Co. 2.55% 2020	12,705	12,650
		753,772
Health care 6.48%
AbbVie Inc. 1.80% 2018	5,900	5,877
AbbVie Inc. 2.50% 2020	17,215	17,062
AbbVie Inc. 2.90% 2022	23,155	22,452
AbbVie Inc. 3.20% 2022	1,970	1,943
AbbVie Inc. 3.60% 2025	4,550	4,500
AbbVie Inc. 4.50% 2035	6,070	5,962
AbbVie Inc. 4.70% 2045	6,605	6,485
Actavis Funding SCS 2.35% 2018	4,500	4,508
Actavis Funding SCS 3.00% 2020	8,000	8,014
Actavis Funding SCS 3.45% 2022	12,185	12,221
Actavis Funding SCS 3.80% 2025	9,385	9,356
Actavis Funding SCS 4.55% 2035	9,860	9,614
Actavis Funding SCS 4.75% 2045	8,378	8,199
Aetna Inc. 1.50% 2017	3,755	3,742
Amgen Inc. 2.125% 2020	5,700	5,630
Amgen Inc. 2.70% 2022	2,420	2,353
Amgen Inc. 3.125% 2025	5,700	5,426
Amgen Inc. 4.40% 2045	5,700	5,298
AstraZeneca PLC 3.375% 2025	21,750	21,640
AstraZeneca PLC 4.375% 2045	1,135	1,142
AstraZeneca PLC 2.375% 2020	3,250	3,232
Baxalta Inc. 5.25% 2045[3]	100	101
Bayer AG 2.375% 2019[3]	5,155	5,162
Bayer AG 3.375% 2024[3]	4,270	4,307
Baylor Scott & White Holdings 4.185% 2045	7,800	7,407
Becton, Dickinson and Co. 1.80% 2017	4,450	4,446
Becton, Dickinson and Co. 2.675% 2019	2,625	2,642
Becton, Dickinson and Co. 3.734% 2024	5,400	5,460
Becton, Dickinson and Co. 4.685% 2044	7,845	7,946
Biogen Inc. 2.90% 2020	5,000	4,994
Biogen Inc. 3.625% 2022	3,735	3,782
Biogen Inc. 4.05% 2025	9,965	10,036
Biogen Inc. 5.20% 2045	2,280	2,289
Boston Scientific Corp. 2.85% 2020	470	468
Boston Scientific Corp. 6.00% 2020	3,675	4,084
Boston Scientific Corp. 3.375% 2022	700	692
Boston Scientific Corp. 3.85% 2025	500	493
Cardinal Health, Inc. 1.90% 2017	4,710	4,726
Cardinal Health, Inc. 1.70% 2018	1,400	1,397
Celgene Corp 2.875% 2020	26,050	25,891
Celgene Corp. 3.625% 2024	375	370
Celgene Corp. 3.875% 2025	1,230	1,229
Celgene Corp. 4.625% 2044	7,775	7,372
Celgene Corp. 5.00% 2045	20,850	21,010
Concordia Healthcare Corp. 9.50% 2022[3]	710	703
Concordia Healthcare Corp. 7.00% 2023[3]	275	240
DJO Finco Inc. 8.125% 2021[3]	835	743
EMD Finance LLC 2.40% 2020[3]	13,885	13,531
EMD Finance LLC 2.95% 2022[3]	5,175	5,003
American Funds Insurance Series — Bond Fund — Page 91 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
EMD Finance LLC 3.25% 2025[3]	$19,615	$18,622
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[3]	1,545	1,545
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	685	668
Express Scripts Inc. 3.125% 2016	19,500	19,632
Express Scripts Inc. 2.65% 2017	6,250	6,313
Gilead Sciences, Inc. 1.85% 2018	6,430	6,462
Gilead Sciences, Inc. 2.55% 2020	6,450	6,455
Gilead Sciences, Inc. 3.25% 2022	2,255	2,273
Gilead Sciences, Inc. 3.70% 2024	3,200	3,281
Gilead Sciences, Inc. 3.50% 2025	8,270	8,349
Gilead Sciences, Inc. 3.65% 2026	3,015	3,046
Gilead Sciences, Inc. 4.60% 2035	2,910	2,963
Gilead Sciences, Inc. 4.80% 2044	160	161
Gilead Sciences, Inc. 4.50% 2045	1,250	1,226
Gilead Sciences, Inc. 4.75% 2046	4,020	4,075
HCA Inc. 6.50% 2020	1,550	1,693
HCA Inc. 5.25% 2025	10,000	10,100
Hologic, Inc. 5.25% 2022[3]	105	107
Humana Inc. 3.85% 2024	7,500	7,568
Humana Inc. 4.95% 2044	8,495	8,471
inVentiv Health Inc. 12.00% 2018[3,7]	3,818	3,466
Kinetic Concepts, Inc. 10.50% 2018	1,230	1,202
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,094
Laboratory Corporation of America Holdings 3.20% 2022	305	300
Laboratory Corporation of America Holdings 3.60% 2025	4,870	4,709
Laboratory Corporation of America Holdings 4.70% 2045	16,865	15,546
Mallinckrodt PLC 5.625% 2023[3]	1,190	1,136
McKesson Corp. 3.25% 2016	3,051	3,062
McKesson Corp. 2.284% 2019	8,510	8,484
McKesson Corp. 3.796% 2024	6,245	6,289
McKesson Corp. 4.883% 2044	600	602
MEDNAX, Inc. 5.25% 2023[3]	130	131
Medtronic, Inc. 2.50% 2020	1,785	1,799
Medtronic, Inc. 3.50% 2025	11,500	11,650
Medtronic, Inc. 4.625% 2045	18,225	18,836
Molina Healthcare, Inc. 5.375% 2022[3]	440	441
Novartis Capital Corp. 3.00% 2025	1,000	988
Novartis Capital Corp. 4.00% 2045	2,000	1,966
Ortho-Clinical Diagnostics Inc. 6.625% 2022[3]	1,660	1,141
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[4,5,6]	790	675
Pfizer Inc. 7.20% 2039	1,330	1,835
Quintiles Transnational Corp. 4.875% 2023[3]	400	404
Roche Holdings, Inc. 2.25% 2019[3]	15,080	15,172
Roche Holdings, Inc. 2.875% 2021[3]	6,875	6,973
Roche Holdings, Inc. 3.35% 2024[3]	1,000	1,025
St. Jude Medical, Inc. 3.875% 2025	5,130	5,191
Tenet Healthcare Corp. 6.75% 2023	905	841
Tenet Healthcare Corp., First Lien, 6.25% 2018	500	529
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,417
Tenet Healthcare Corp., First Lien, 4.50% 2021	10,625	10,412
Thermo Fisher Scientific Inc. 1.30% 2017	310	309
Thermo Fisher Scientific Inc. 2.40% 2019	4,050	4,052
Thermo Fisher Scientific Inc. 3.30% 2022	335	335
Thermo Fisher Scientific Inc. 5.30% 2044	2,230	2,390
American Funds Insurance Series — Bond Fund — Page 92 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 1.40% 2017	$3,020	$3,015
UnitedHealth Group Inc. 1.90% 2018	6,820	6,844
UnitedHealth Group Inc. 2.70% 2020	6,745	6,823
UnitedHealth Group Inc. 3.35% 2022	4,585	4,694
UnitedHealth Group Inc. 3.75% 2025	5,610	5,795
UnitedHealth Group Inc. 4.625% 2035	6,305	6,557
UnitedHealth Group Inc. 4.75% 2045	4,790	5,053
VPI Escrow Corp. 6.75% 2018[3]	3,000	2,988
VPI Escrow Corp. 6.375% 2020[3]	835	810
VRX Escrow Corp. 5.375% 2020[3]	1,735	1,640
VRX Escrow Corp. 5.875% 2023[3]	810	727
VRX Escrow Corp. 6.125% 2025[3]	555	497
WellPoint, Inc. 2.30% 2018	7,440	7,432
WellPoint, Inc. 2.25% 2019	1,250	1,244
Zimmer Holdings, Inc. 2.70% 2020	900	890
Zimmer Holdings, Inc. 3.15% 2022	8,785	8,649
Zimmer Holdings, Inc. 3.55% 2025	14,645	14,266
Zimmer Holdings, Inc. 4.25% 2035	3,825	3,577
Zoetis Inc. 4.50% 2025	1,500	1,524
		642,617
Energy 3.38%
Alpha Natural Resources, Inc. 7.50% 2020[3,8]	3,000	67
Alpha Natural Resources, Inc. 7.50% 2020[3,8]	913	21
American Energy - Woodford LLC 12.00% 2020[3,7]	743	115
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,6]	550	149
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,6]	1,875	28
American Energy (Permian Basin) 7.125% 2020[3]	2,075	791
American Energy (Permian Basin) 7.375% 2021[3]	725	286
Anadarko Petroleum Corp. 6.375% 2017	10,000	10,490
Arch Coal, Inc. 7.00% 2019[9]	1,875	—
Arch Coal, Inc. 7.25% 2021[9]	1,525	—
Baytex Energy Corp. 5.125% 2021[3]	1,300	916
Baytex Energy Corp. 5.625% 2024[3]	700	472
Boardwalk Pipeline Partners 3.375% 2023	2,750	2,215
Boardwalk Pipelines, LP 4.95% 2024	2,040	1,778
Canadian Natural Resources Ltd. 3.80% 2024	280	248
Cenovus Energy Inc. 3.80% 2023	1,120	1,016
Chevron Corp. 2.355% 2022	5,000	4,782
Chevron Corp. 2.411% 2022	3,630	3,538
Columbia Pipeline Partners LP 2.45% 2018[3]	6,700	6,555
Columbia Pipeline Partners LP 3.30% 2020[3]	975	951
Columbia Pipeline Partners LP 4.50% 2025[3]	1,215	1,103
Columbia Pipeline Partners LP 5.80% 2045[3]	1,910	1,682
Denbury Resources Inc. 4.625% 2023	1,000	327
Devon Energy Corp. 2.25% 2018	7,310	6,678
Devon Energy Corp. 3.25% 2022	2,200	1,873
Devon Energy Corp. 5.00% 2045	1,900	1,445
Diamond Offshore Drilling, Inc. 4.875% 2043	3,375	2,062
Ecopetrol SA 5.375% 2026	630	538
Ecopetrol SA 5.875% 2045	1,245	890
Enbridge Energy Partners, LP 9.875% 2019	10,500	11,968
Enbridge Energy Partners, LP 4.375% 2020	8,905	8,700
Enbridge Energy Partners, LP 5.20% 2020	5,655	5,735
American Funds Insurance Series — Bond Fund — Page 93 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 4.20% 2021	$9,025	$8,619
Enbridge Energy Partners, LP 5.875% 2025	15,225	14,702
Enbridge Energy Partners, LP 7.375% 2045	24,160	23,214
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,324
Enbridge Inc. 4.00% 2023	7,030	6,230
Enbridge Inc. 4.50% 2044	5,250	3,588
Energy Transfer Partners, LP 4.75% 2026	1,150	992
Energy Transfer Partners, LP 6.125% 2045	18,000	14,690
EnLink Midstream Partners, LP 2.70% 2019	155	142
EnLink Midstream Partners, LP 4.40% 2024	365	290
EnLink Midstream Partners, LP 4.15% 2025	280	216
EnLink Midstream Partners, LP 5.05% 2045	1,015	631
Ensco PLC 5.20% 2025	1,810	1,291
Ensco PLC 5.75% 2044	285	188
Enterprise Products Operating LLC 3.70% 2026	2,105	1,894
Enterprise Products Operating LLC 4.85% 2044	2,215	1,798
Enterprise Products Operating LLC 4.90% 2046	315	258
EP Energy Corp. 6.375% 2023	675	341
Halliburton Co. 3.375% 2022	5,395	5,315
Halliburton Co. 3.80% 2025	5,055	4,931
Halliburton Co. 4.85% 2035	740	728
Halliburton Co. 5.00% 2045	1,240	1,228
Husky Energy Inc. 7.25% 2019	3,390	3,749
Jupiter Resources Inc. 8.50% 2022[3]	2,000	810
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	7,920
Kinder Morgan Energy Partners, LP 3.50% 2021	555	497
Kinder Morgan Energy Partners, LP 4.25% 2024	300	256
Kinder Morgan Energy Partners, LP 6.50% 2037	900	775
Kinder Morgan Energy Partners, LP 5.40% 2044	5,345	4,052
Kinder Morgan Energy Partners, LP 5.50% 2044	1,245	974
Kinder Morgan, Inc. 4.30% 2025	9,935	8,604
Kinder Morgan, Inc. 5.30% 2034	760	600
Kinder Morgan, Inc. 5.55% 2045	8,400	6,580
Matador Resources Co. 6.875% 2023	150	140
NGL Energy Partners LP 6.875% 2021	1,000	755
NGPL PipeCo LLC 7.119% 2017[3]	3,025	2,828
NGPL PipeCo LLC 9.625% 2019[3]	4,350	4,089
Noble Corp PLC 4.00% 2018	430	390
Noble Corp PLC 5.95% 2025	1,995	1,379
Noble Corp PLC 6.95% 2045	1,760	1,129
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,5]	3,925	1,452
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,5]	2,548	612
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[3,5]	207	48
PDC Energy Inc. 7.75% 2022	1,775	1,713
Peabody Energy Corp. 6.00% 2018	3,300	627
Peabody Energy Corp. 6.50% 2020	500	71
Petrobras Global Finance Co. 6.85% 2115	335	219
Petrobras International Finance Co. 5.375% 2021	2,360	1,764
Petróleos Mexicanos 7.47% 2026	MXN295,000	15,390
Petróleos Mexicanos 5.625% 2046[3]	$330	254
Phillips 66 Partners LP 3.605% 2025	345	304
Phillips 66 Partners LP 4.68% 2045	125	93
Pioneer Natural Resources Co. 3.45% 2021	185	171
Pioneer Natural Resources Co. 4.45% 2026	325	293
American Funds Insurance Series — Bond Fund — Page 94 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,5]	$1,487	$1,026
Range Resources Corp. 4.875% 2025[3]	2,075	1,585
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5]	575	614
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,375	3,409
Rice Energy Inc. 6.25% 2022	1,075	779
Rice Energy Inc. 7.25% 2023[3]	150	110
Sabine Pass Liquefaction, LLC 5.625% 2021	3,300	3,052
Sabine Pass Liquefaction, LLC 5.625% 2023	1,300	1,147
Sabine Pass Liquefaction, LLC 5.75% 2024	940	822
Samson Investment Co. 9.75% 2020	1,200	3
Samson Investment Co., Term Loan B, 5.00% 2018[4,5,6,8]	150	6
Schlumberger BV 3.00% 2020[3]	1,745	1,725
Schlumberger BV 3.625% 2022[3]	1,655	1,638
Schlumberger BV 4.00% 2025[3]	11,500	11,377
Seven Generations Energy Ltd. 6.75% 2023[3]	175	148
Shell International Finance BV 2.25% 2020	1,190	1,173
SM Energy Co. 5.625% 2025	425	282
Southwestern Energy Co. 4.95% 2025	11,800	7,449
Spectra Energy Partners, LP 2.95% 2018	1,615	1,588
TC PipeLines, LP 4.375% 2025	1,700	1,496
Teekay Corp. 8.50% 2020[3]	625	425
Total Capital Canada Ltd. 2.75% 2023	2,140	2,058
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	8,845	6,700
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	600	557
Transocean Inc. 7.13% 2021	1,410	915
Transocean Inc. 4.30% 2022	2,195	1,174
Western Gas Partners LP 2.60% 2018	280	271
Western Gas Partners LP 3.95% 2025	665	560
Williams Partners LP 5.25% 2020	3,000	2,789
Williams Partners LP 3.60% 2022	4,750	3,742
Williams Partners LP 4.50% 2023	500	406
Williams Partners LP 4.30% 2024	10,060	7,989
Williams Partners LP 4.00% 2025	7,250	5,439
Williams Partners LP 5.40% 2044	555	373
Williams Partners LP 4.90% 2045	455	290
Williams Partners LP 5.10% 2045	16,005	10,563
Woodside Finance Ltd. 4.60% 2021[3]	6,535	6,636
		335,883
Consumer discretionary 3.09%
21st Century Fox America, Inc. 4.95% 2045[3]	2,075	2,052
Amazon.com, Inc. 4.95% 2044	2,280	2,439
AOL Time Warner Inc. 7.625% 2031	1,750	2,171
Boyd Gaming Corp. 6.875% 2023	2,525	2,607
Burger King Corp. 6.00% 2022[3]	2,075	2,142
CBS Outdoor Americas Inc. 5.625% 2024	400	413
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	6,805	6,772
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	860	858
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	2,370	2,371
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[3]	2,000	1,995
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	8,975	9,020
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	1,725	1,693
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	700	649
Cumulus Media Holdings Inc. 7.75% 2019	1,715	587
American Funds Insurance Series — Bond Fund — Page 95 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,5,6]	$1,697	$1,293
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	8,000	8,070
DaimlerChrysler North America Holding Corp. 1.19% 2018[3,4]	7,500	7,471
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	21,000	20,731
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	755	737
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	8,000	7,767
Delta 2 (Formula One), Term Loan B, 7.75% 2022[4,5,6]	475	441
DISH DBS Corp. 4.25% 2018	5,000	5,025
Dollar General Corp. 4.125% 2017	622	639
Dollar General Corp. 1.875% 2018	1,211	1,200
Family Tree Escrow LLC 5.75% 2023[3]	725	759
Ford Motor Credit Co. 2.551% 2018	1,325	1,316
Ford Motor Credit Co. 2.375% 2019	18,650	18,404
Ford Motor Credit Co. 2.597% 2019	10,910	10,722
Ford Motor Credit Co. 3.157% 2020	500	499
Ford Motor Credit Co. 3.20% 2021	4,300	4,276
Ford Motor Credit Co. 3.219% 2022	7,315	7,172
Ford Motor Credit Co. 4.134% 2025	20,500	20,478
Gannett Co., Inc. 5.125% 2019	1,130	1,172
Gannett Co., Inc. 4.875% 2021[3]	290	291
General Motors Co. 5.00% 2035	295	276
General Motors Financial Co. 3.70% 2020	16,575	16,645
General Motors Financial Co. 4.375% 2021	1,100	1,117
General Motors Financial Co. 4.30% 2025	710	690
Home Depot, Inc. 4.40% 2021	7,500	8,266
Home Depot, Inc. 3.35% 2025	3,945	4,039
Hyundai Capital America 2.60% 2020[3]	325	320
Limited Brands, Inc. 6.625% 2021	1,224	1,362
McDonald’s Corp. 2.75% 2020	105	105
McDonald’s Corp. 3.70% 2026	475	476
McDonald’s Corp. 4.70% 2035	5,935	5,932
McDonald’s Corp. 4.875% 2045	9,205	9,291
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,000	983
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	988
MGM Resorts International 7.75% 2022	2,000	2,133
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	2,375	2,523
NBCUniversal Media, LLC 5.15% 2020	10,000	11,176
Needle Merger Sub Corp. 8.125% 2019[3]	3,500	2,817
Neiman Marcus Group LTD Inc. 8.75% 2021[3,7]	1,160	725
Neiman Marcus, Term Loan B, 4.25% 2020[4,5,6]	3,709	3,293
News America Inc. 4.50% 2021	3,930	4,236
News America Inc. 4.00% 2023	1,100	1,139
NIKE, Inc. 3.875% 2045	13,700	13,245
PETCO Animal Supplies, Inc. 9.25% 2018[3]	5,000	5,137
PETsMART, Inc. 7.125% 2023[3]	425	422
Playa Resorts Holding BV 8.00% 2020[3]	2,475	2,524
RCI Banque 3.50% 2018[3]	8,280	8,445
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	305
Schaeffler Holding Finance BV 6.25% 2019[3,7]	2,500	2,622
Seminole Tribe of Florida 7.804% 2020[3,5]	645	668
Starbucks Corp. 4.30% 2045	205	213
Target Corp. 6.00% 2018	3,000	3,271
Thomson Reuters Corp. 1.30% 2017	285	284
Thomson Reuters Corp. 1.65% 2017	5,445	5,420
American Funds Insurance Series — Bond Fund — Page 96 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Thomson Reuters Corp. 4.30% 2023	$240	$246
Thomson Reuters Corp. 5.65% 2043	285	299
Time Warner Inc. 6.20% 2040	5,450	6,004
Toyota Motor Credit Corp. 2.125% 2019	500	501
Univision Communications Inc. 5.125% 2025[3]	555	529
Volkswagen Group of America Finance, LLC 1.25% 2017[3]	4,445	4,340
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	520	499
Volkswagen Group of America Finance, LLC 2.40% 2020[3]	3,055	2,864
Volkswagen International Finance NV 4.00% 2020[3]	4,200	4,236
Walt Disney Co. 5.50% 2019	5,000	5,554
Warner Music Group 5.625% 2022[3]	1,000	968
Weather Company, Term Loan, 7.00% 2020[4,5,6]	500	499
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	825	785
Wynn Macau, Ltd. 5.25% 2021[3]	3,100	2,743
ZF Friedrichshafen AG 4.50% 2022[3]	150	147
ZF Friedrichshafen AG 4.75% 2025[3]	1,200	1,148
		306,682
Utilities 2.94%
AES Corp. 8.00% 2020	500	552
AES Corp. 7.375% 2021	1,475	1,512
American Electric Power Co. 1.65% 2017	2,870	2,850
American Electric Power Co. 2.95% 2022	2,000	1,980
Berkshire Hathaway Energy Co. 3.50% 2025	6,455	6,414
Berkshire Hathaway Energy Co. 4.50% 2045	11,095	10,702
Boston Gas Co. 4.487% 2042[3]	470	458
Calpine Corp. 5.375% 2023	910	821
Calpine Corp. 7.875% 2023[3]	773	827
Calpine Corp. 5.50% 2024	335	297
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	8,770
CMS Energy Corp. 8.75% 2019	6,984	8,358
CMS Energy Corp. 5.05% 2022	16,788	18,292
CMS Energy Corp. 3.875% 2024	3,595	3,657
CMS Energy Corp. 3.60% 2025	190	189
CMS Energy Corp. 4.875% 2044	1,000	1,018
Comision Federal de Electricidad 4.875% 2024[3]	600	594
Commonwealth Edison Company 4.35% 2045	865	872
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	5,645	5,795
Dominion Gas Holdings LLC 2.80% 2020	650	653
Dominion Gas Holdings LLC 3.60% 2024	7,310	7,248
Duke Energy Corp. 3.75% 2024	6,076	6,171
Duke Energy Corp. 4.80% 2045	2,250	2,282
Dynegy Finance Inc. 6.75% 2019	380	359
Dynegy Finance Inc. 7.375% 2022	1,125	984
Dynegy Finance Inc. 7.625% 2024	1,430	1,229
EDP Finance BV 4.90% 2019[3]	10,000	10,316
Electricité de France SA 2.15% 2019[3]	145	144
Electricité de France SA 4.60% 2020[3]	1,191	1,285
Electricité de France SA 3.625% 2025[3]	1,710	1,676
Electricité de France SA 4.95% 2045[3]	2,250	2,193
Electricité de France SA 5.25% 2055[3]	1,000	956
Enel Società per Azioni 8.75% 2073[3]	1,000	1,144
Iberdrola Finance Ireland 5.00% 2019[3]	1,825	1,972
MidAmerican Energy Co. 4.25% 2046	840	833
American Funds Insurance Series — Bond Fund — Page 97 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
MidAmerican Energy Holdings Co. 5.75% 2018	$7,740	$8,367
MidAmerican Energy Holdings Co. 3.75% 2023	13,530	13,909
Midwest Generation, LLC, Series B, 8.56% 2016[5,8]	93	93
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	16,783
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	497	493
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,294
Niagara Mohawk Power Corp. 3.508% 2024[3]	7,875	7,917
Niagara Mohawk Power Corp. 4.278% 2034[3]	1,000	984
Northeast Utilities 3.15% 2025	1,640	1,605
NV Energy, Inc 6.25% 2020	10,219	11,622
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,265
Pacific Gas and Electric Co. 3.25% 2023	5,815	5,840
Pacific Gas and Electric Co. 3.85% 2023	1,195	1,244
Pacific Gas and Electric Co. 3.40% 2024	850	855
Pacific Gas and Electric Co. 4.75% 2044	336	350
Pacific Gas and Electric Co. 4.30% 2045	834	827
Pacific Gas and Electric Co. 4.25% 2046	1,275	1,240
PG&E Corp. 2.40% 2019	3,810	3,806
Progress Energy, Inc. 7.05% 2019	3,180	3,611
Progress Energy, Inc. 7.75% 2031	1,920	2,479
PSEG Power LLC 2.75% 2016	3,400	3,428
Public Service Co. of Colorado 5.80% 2018	7,860	8,595
Public Service Co. of Colorado 3.20% 2020	5,000	5,168
Puget Energy Inc. 3.65% 2025	3,000	2,914
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,896	6,762
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,286	9,349
Puget Sound Energy, Inc., First Lien, 5.625% 2022	8,104	9,007
Southern Co. 2.15% 2019	10,675	10,485
Tampa Electric Co. 2.60% 2022	5,250	5,062
Teco Finance, Inc. 5.15% 2020	3,966	4,264
TXU, Term Loan, 4.65% 2017[4,5,6,8]	3,749	1,152
Virginia Electric and Power Co. 1.20% 2018	2,700	2,674
Virginia Electric and Power Co. 2.95% 2022	3,090	3,112
Virginia Electric and Power Co. 4.45% 2044	8,295	8,551
Xcel Energy Inc. 4.70% 2020	1,800	1,937
Xcel Energy Inc. 3.30% 2025	165	162
		291,609
Consumer staples 2.54%
Altria Group, Inc. 2.85% 2022	5,000	4,882
Altria Group, Inc. 9.95% 2038	3,200	5,145
Altria Group, Inc. 10.20% 2039	3,100	5,098
Altria Group, Inc. 4.50% 2043	3,000	2,856
Altria Group, Inc. 5.375% 2044	12,810	13,828
British American Tobacco International Finance PLC 9.50% 2018[3]	14,137	16,886
British American Tobacco International Finance PLC 2.75% 2020[3]	5,550	5,557
British American Tobacco International Finance PLC 3.50% 2022[3]	4,020	4,129
British American Tobacco International Finance PLC 3.95% 2025[3]	5,550	5,725
ConAgra Foods, Inc. 1.30% 2016	4,475	4,476
ConAgra Foods, Inc. 3.20% 2023	3,255	3,137
Constellation Brands, Inc. 4.75% 2025	250	255
CVS Caremark Corp. 1.90% 2018	4,550	4,551
CVS Caremark Corp. 2.80% 2020	4,550	4,577
CVS Caremark Corp. 3.50% 2022	4,550	4,639
American Funds Insurance Series — Bond Fund — Page 98 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
CVS Caremark Corp. 3.875% 2025	$4,550	$4,653
CVS Caremark Corp. 4.875% 2035	1,940	2,010
CVS Caremark Corp. 5.125% 2045	4,575	4,838
H.J Heinz Co. 4.875% 2025[3]	999	1,063
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,360	3,347
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,835	2,782
Kraft Foods Inc. 2.25% 2017	3,485	3,511
Kroger Co. 5.15% 2043	2,950	3,102
Mead Johnson Nutrition Co. 4.125% 2025	160	162
Pernod Ricard SA 4.45% 2022[3]	22,870	23,750
Philip Morris International Inc. 4.25% 2044	11,750	11,379
Reynolds American Inc. 2.30% 2018	6,490	6,535
Reynolds American Inc. 3.25% 2020	4,960	5,047
Reynolds American Inc. 3.25% 2022	2,250	2,229
Reynolds American Inc. 4.00% 2022	4,390	4,573
Reynolds American Inc. 4.85% 2023	6,430	6,888
Reynolds American Inc. 4.45% 2025	26,970	28,275
Reynolds American Inc. 5.70% 2035	2,085	2,291
Reynolds American Inc. 6.15% 2043	3,800	4,322
Reynolds American Inc. 5.85% 2045	14,205	15,840
SABMiller Holdings Inc. 2.45% 2017[3]	7,410	7,468
The JM Smucker Co. 3.00% 2022	305	304
The JM Smucker Co. 3.50% 2025	230	229
Tyson Foods, Inc. 3.95% 2024	1,050	1,080
Tyson Foods, Inc. 5.15% 2044	6,680	7,002
WM. Wrigley Jr. Co 3.375% 2020[3]	13,630	13,916
		252,337
Telecommunication services 1.48%
Altice Financing SA 6.625% 2023[3]	2,650	2,623
Altice Finco SA 6.50% 2022[3]	300	298
Altice Finco SA 7.625% 2025[3]	250	232
Altice Finco SA, First Lien, 7.75% 2022[3]	1,000	905
AT&T Inc. 1.40% 2017	3,615	3,600
AT&T Inc. 3.00% 2022	12,375	12,056
AT&T Inc. 4.50% 2035	6,575	6,101
AT&T Inc. 4.30% 2042	316	271
AT&T Inc. 4.80% 2044	1,235	1,136
AT&T Inc. 4.35% 2045	5,221	4,504
AT&T Inc. 4.75% 2046	14,758	13,562
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[3]	1,575	1,744
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,495	5,526
Deutsche Telekom International Finance BV 9.25% 2032	5,878	8,641
Digicel Group Ltd. 8.25% 2020[3]	1,800	1,494
Digicel Group Ltd. 6.00% 2021[3]	950	805
France Télécom 9.00% 2031	1,580	2,235
Frontier Communications Corp. 8.875% 2020[3]	3,650	3,705
Frontier Communications Corp. 9.25% 2021	2,100	2,071
Frontier Communications Corp. 8.75% 2022	425	395
Frontier Communications Corp. 10.50% 2022[3]	8,325	8,294
Frontier Communications Corp. 11.00% 2025[3]	3,825	3,796
MetroPCS Wireless, Inc. 6.25% 2021	2,750	2,846
MetroPCS Wireless, Inc. 6.625% 2023	8,275	8,461
Numericable Group SA 6.00% 2022[3]	700	681
American Funds Insurance Series — Bond Fund — Page 99 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Orange SA 2.75% 2019	$3,570	$3,623
Sprint Nextel Corp. 7.00% 2020	2,000	1,550
Sprint Nextel Corp. 7.25% 2021	1,925	1,439
Sprint Nextel Corp. 11.50% 2021	925	856
Sprint Nextel Corp. 7.875% 2023	2,500	1,884
T-Mobile US, Inc. 6.50% 2026	300	304
Verizon Communications Inc. 4.272% 2036	20,336	18,415
Verizon Communications Inc. 4.522% 2048	19,832	17,805
Wind Acquisition SA 4.75% 2020[3]	2,850	2,829
Wind Acquisition SA 7.375% 2021[3]	2,500	2,369
		147,056
Industrials 1.15%
AerCap Holdings NV 2.75% 2017	150	149
Atlas Copco AB 5.60% 2017[3]	2,340	2,450
BNSF Funding Trust I 6.613% 2055	1,680	1,877
Boeing Company 2.20% 2022	1,195	1,155
Canadian National Railway Co. 5.55% 2018	5,000	5,419
Canadian Pacific Railway Ltd. 4.80% 2035	165	163
CEVA Group PLC 7.00% 2021[3]	775	647
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[4,5,6]	853	714
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,6]	1,220	1,020
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	884	740
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	152	128
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[5]	215	218
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	57	59
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[5]	65	67
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	415	425
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	1,052	1,074
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	494	525
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	251	260
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	1,433	1,561
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	669	747
Corporate Risk Holdings LLC 9.50% 2019[3]	1,804	1,615
Corporate Risk Holdings LLC 13.50% 2020[3,7,9]	358	352
DAE Aviation Holdings, Inc. 10.00% 2023[3]	620	619
European Aeronautic Defence and Space Company 2.70% 2023[3]	7,500	7,275
FedEx Corp. 4.75% 2045	430	427
Gates Global LLC 6.00% 2022[3]	1,050	761
Gates Global LLC, Term Loan B, 4.25% 2021[4,5,6]	1	1
General Electric Capital Corp. 0.964% 2016[3]	5,154	5,157
General Electric Capital Corp. 2.20% 2020	1,861	1,867
General Electric Capital Corp. 2.342% 2020[3]	4,788	4,756
General Electric Capital Corp. 3.10% 2023	1,850	1,880
General Electric Capital Corp. 3.373% 2025[3]	4,815	4,909
General Electric Co. 2.70% 2022	5,000	4,987
General Electric Co. 4.00% (undated)	2,000	2,003
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[4,5,6,8,9]	31	2
HD Supply, Inc. 5.25% 2021[3]	825	845
KLX Inc. 5.875% 2022[3]	960	917
LMI Aerospace Inc. 7.375% 2019	1,450	1,443
Lockheed Martin Corp. 1.85% 2018	2,440	2,438
Lockheed Martin Corp. 2.50% 2020	4,355	4,345
Lockheed Martin Corp. 3.10% 2023	2,195	2,197
American Funds Insurance Series — Bond Fund — Page 100 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 3.55% 2026	$6,285	$6,330
Lockheed Martin Corp. 4.50% 2036	3,355	3,405
Lockheed Martin Corp. 4.70% 2046	9,230	9,536
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[3]	1,300	1,289
Norfolk Southern Corp. 5.75% 2016	1,880	1,882
R.R. Donnelley & Sons Co. 6.50% 2023	625	581
Republic Services, Inc. 5.00% 2020	5,000	5,435
Siemens AG 2.15% 2020[3]	4,500	4,462
Siemens AG 2.90% 2022[3]	4,500	4,508
Siemens AG 3.25% 2025[3]	3,100	3,104
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	1,750	1,269
TransDigm Inc. 5.50% 2020	2,175	2,115
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[5,8,9]	230	—
Watco Companies 6.375% 2023[3]	1,505	1,490
		113,600
Information technology 0.79%
Alcatel-Lucent USA Inc. 6.75% 2020[3]	1,569	1,659
First Data Corp. 7.00% 2023[3]	2,900	2,907
First Data Corp. 5.75% 2024[3]	775	765
Harris Corp. 1.999% 2018	6,400	6,332
Harris Corp. 2.70% 2020	1,840	1,808
Harris Corp. 3.832% 2025	945	933
Harris Corp. 4.854% 2035	5,235	5,167
Harris Corp. 5.054% 2045	7,085	6,963
Hewlett-Packard Co. 6.35% 2045[3]	1,900	1,810
Infor Inc. 5.75% 2020[3]	225	227
Intel Corp. 4.90% 2045	8,915	9,446
Lam Research Corp. 2.75% 2020	440	426
Microsoft Corp. 3.125% 2025	2,500	2,518
Microsoft Corp. 4.45% 2045	12,585	13,011
Oracle Corp. 4.125% 2045	3,025	2,870
QUALCOMM Inc. 4.80% 2045	16,000	14,254
Serena Software, Inc., Term Loan B, 7.50% 2020[4,5,6]	1,986	1,954
Visa Inc. 2.20% 2020	500	500
Visa Inc. 3.15% 2025	3,000	3,010
Visa Inc. 4.30% 2045	600	610
Xerox Corp. 2.95% 2017	1,670	1,683
		78,853
Materials 0.60%
ArcelorMittal 5.125% 2020	200	167
ArcelorMittal 7.25% 2022	1,775	1,438
ArcelorMittal 6.125% 2025	125	91
ArcelorMittal 7.75% 2041	2,500	1,703
Ball Corp. 4.375% 2020	5,300	5,393
BHP Billiton Finance Ltd. 6.25% 2075[3]	5,265	5,166
Chemours Co. 6.625% 2023[3]	950	670
Chemours Co. 7.00% 2025[3]	395	271
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,137
Ecolab Inc. 3.00% 2016	5,455	5,535
First Quantum Minerals Ltd. 6.75% 2020[3]	3,417	2,221
First Quantum Minerals Ltd. 7.00% 2021[3]	3,917	2,477
FMG Resources 9.75% 2022[3]	2,750	2,530
American Funds Insurance Series — Bond Fund — Page 101 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Holcim Ltd. 5.15% 2023[3]	$1,760	$1,887
JMC Steel Group Inc. 8.25% 2018[3]	3,950	2,637
Monsanto Co. 2.75% 2021	2,770	2,717
Owens-Illinois, Inc. 5.875% 2023[3]	710	722
Owens-Illinois, Inc. 6.375% 2025[3]	290	298
Platform Specialty Products Corp. 10.375% 2021[3]	640	640
Platform Specialty Products Corp. 6.50% 2022[3]	55	48
Praxair, Inc. 2.25% 2020	1,580	1,576
Praxair, Inc. 3.20% 2026	2,500	2,510
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,960	1,558
Reynolds Group Inc. 5.75% 2020	3,235	3,299
Ryerson Inc. 9.00% 2017	1,925	1,492
Ryerson Inc. 11.25% 2018	401	301
Summit Materials, Inc. 6.125% 2023[3]	275	272
Teck Resources Ltd. 3.15% 2017	2,880	2,606
Tembec Industries Inc. 9.00% 2019[3]	705	462
Xstrata Canada Financial Corp. 4.95% 2021[3]	2,650	2,136
		59,960
Total corporate bonds & notes		2,982,369
Mortgage-backed obligations 19.06% Federal agency mortgage-backed obligations 15.35%
Fannie Mae 5.50% 2023[5]	1,344	1,455
Fannie Mae 4.50% 2025[5]	717	775
Fannie Mae 6.00% 2026[5]	502	567
Fannie Mae 5.50% 2027[5]	294	328
Fannie Mae 6.00% 2027[5]	793	896
Fannie Mae 1.89% 2037[4,5]	1,489	1,543
Fannie Mae 6.00% 2037[5]	2,080	2,349
Fannie Mae 6.00% 2037[5]	222	249
Fannie Mae 5.50% 2038[5]	5,097	5,696
Fannie Mae 5.50% 2038[5]	651	728
Fannie Mae 5.00% 2040[5]	896	1,001
Fannie Mae 5.00% 2041[5]	6,744	7,446
Fannie Mae 5.00% 2041[5]	6,156	6,823
Fannie Mae 5.00% 2041[5]	3,369	3,788
Fannie Mae 5.00% 2041[5]	2,413	2,714
Fannie Mae 5.00% 2041[5]	1,765	1,985
Fannie Mae 5.00% 2041[5]	1,168	1,314
Fannie Mae 3.00% 2046[5,10]	369,430	398,322
Fannie Mae 3.50% 2046[5,10]	140,000	144,406
Fannie Mae, Series 2001-4, Class GA, 9.393% 2025[4,5]	11	12
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	40	47
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	28	32
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	47	55
Fannie Mae, Series 2002-W1, Class 2A, 6.335% 2042[4,5]	57	66
Freddie Mac 4.00% 2046[5,10]	400,000	421,670
Freddie Mac 5.50% 2033[5]	269	302
Freddie Mac 3.00% 2035[5]	71,705	73,237
Freddie Mac 5.50% 2038[5]	289	322
Freddie Mac 5.50% 2038[5]	218	243
Freddie Mac 5.50% 2039[5]	425	472
Freddie Mac 4.50% 2040[5]	829	894
American Funds Insurance Series — Bond Fund — Page 102 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.50% 2040[5]	$1,532	$1,703
Freddie Mac 4.50% 2041[5]	971	1,048
Freddie Mac 5.50% 2041[5]	2,292	2,553
Freddie Mac, Series 3061, Class PN, 5.50% 2035[5]	253	280
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[5]	532	494
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	497	461
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	672	743
Government National Mortgage Assn. 4.50% 2040[5]	2,125	2,315
Government National Mortgage Assn. 3.50% 2045[5]	74,284	77,549
Government National Mortgage Assn. 4.00% 2045[5]	91,641	97,476
Government National Mortgage Assn. 4.00% 2045[5]	1,881	2,000
Government National Mortgage Assn. 4.50% 2045[5]	50,231	54,080
Government National Mortgage Assn. 4.50% 2045[5]	38,477	41,414
Government National Mortgage Assn. 4.50% 2045[5]	38,200	41,163
Government National Mortgage Assn. 4.50% 2045[5]	34,078	36,673
Government National Mortgage Assn. 4.50% 2045[5]	13,613	14,648
Government National Mortgage Assn. 4.00% 2046[5,10]	65,460	69,503
		1,523,840
Commercial mortgage-backed securities 2.90%
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,5]	2,897	2,913
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.558% 2049[4,5]	2,048	2,106
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[4,5]	3,020	3,160
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.424% 2051[4,5]	3,261	3,457
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[4,5]	1,703	1,777
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,5]	2,380	2,533
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.974% 2049[4,5]	1,558	1,561
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.137% 2049[4,5]	5,000	5,323
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[5]	10,201	10,342
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	3,155	3,229
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	11,565	11,516
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[5]	16,886	17,072
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.699% 2039[4,5]	5,121	5,313
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.604% 2049[4,5]	10,650	11,001
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	4,456	4,468
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.826% 2038[4,5]	8,131	8,170
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	15,972	16,339
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4,5]	12,610	13,115
Hilton USA Trust, Series 2013-HLT, EFX, 4.602% 2030[3,4,5]	400	401
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,5]	7,820	7,801
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[3,5]	2,000	1,988
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,5]	3,780	3,753
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[3,5]	600	598
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	3,006	3,011
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	2,920	2,956
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.911% 2045[4,5]	7,129	7,158
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,5]	3,875	3,908
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.695% 2049[4,5]	25,830	26,664
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[5]	5,834	6,099
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	2,361	2,475
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	8,801	8,856
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,5]	941	1,046
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.052% 2044[4,5]	2,810	2,913
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[5]	2,437	2,503
American Funds Insurance Series — Bond Fund — Page 103 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	$2,200	$2,254
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,5]	13,725	14,349
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.156% 2045[4,5]	2,110	2,260
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[4,5]	1,955	2,019
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	18,389	18,695
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.877% 2049[4,5]	6,195	6,462
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class C, 4.529% 2048[4,5]	1,000	940
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class A-5, 3.635% 2028[5]	500	506
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	4,794	4,892
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[5]	5,025	5,162
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.917% 2049[4,5]	9,077	9,439
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[5]	2,700	2,778
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4,5]	8,810	9,139
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.713% 2049[4,5]	3,500	3,589
		288,009
Other mortgage-backed securities 0.81%
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[5]	6,875	7,123
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[5]	4,500	4,475
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[5]	9,640	9,792
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,5]	6,650	7,011
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[5]	12,440	12,291
Nordea Kredit 2.00% 2037[5]	DKr100,353	14,150
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	36,553	5,147
Nykredit Realkredit AS, Series 01E, 2.50% 2037[5]	23,123	3,351
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	8,513	1,189
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	57,992	8,139
Realkredit Danmark AS, Series 22S, 2.50% 2037[5]	50,830	7,372
		80,040
Total mortgage-backed obligations		1,891,889
Bonds & notes of governments & government agencies outside the U.S. 2.54%
Bermuda Government 5.603% 2020[3]	$4,710	5,199
Bermuda Government 5.603% 2020	2,735	3,019
Bermuda Government 4.138% 2023[3]	1,000	1,002
Bermuda Government 4.854% 2024[3]	6,215	6,439
German Government 0.101% 2026[2]	€25,222	28,862
India (Republic of) 8.60% 2028	INR2,095,300	33,026
Irish Government 3.90% 2023	€5,000	6,652
Japanese Government, Series 19, 0.10% 2024[2]	¥4,804,800	42,354
Malaysian Government, Series 0315, 3.659% 2020	MYR49,000	11,515
Peru (Republic of) 4.125% 2027	$9,540	9,397
Province of Manitoba 3.05% 2024	5,050	5,123
Province of Ontario 3.20% 2024	9,000	9,260
Slovenia (Republic of) 5.50% 2022	18,585	20,814
Slovenia (Republic of) 5.85% 2023	15,150	17,290
Slovenia (Republic of) 5.85% 2023[3]	3,100	3,538
Slovenia (Republic of) 5.25% 2024	3,820	4,223
United Mexican States Government 4.50% 2025[2]	MXN305,897	19,550
United Mexican States Government, Series M, 6.50% 2021	74,700	4,506
United Mexican States Government Global 3.60% 2025	$12,000	11,724
American Funds Insurance Series — Bond Fund — Page 104 of 160

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States Government Global 5.55% 2045	$4,030	$4,146
United Mexican States Government Global, Series A, 6.05% 2040	3,990	4,384
		252,023
Federal agency bonds & notes 1.13%
CoBank, ACB 7.875% 2018[3]	2,285	2,566
CoBank, ACB 1.112% 2022[3,4]	14,990	14,203
Fannie Mae 2.625% 2024	12,910	13,057
Freddie Mac 1.25% 2019	44,500	43,871
Tennessee Valley Authority 5.88% 2036	3,750	4,864
Tennessee Valley Authority 5.25% 2039	15,315	18,415
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	15,500	15,606
		112,582
Asset-backed obligations 1.02%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	15,895	15,866
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A-5, 1.60% 2021[5]	11,585	11,554
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[5]	1,500	1,634
Chase Issuance Trust, Series 2013-A7, Class A, 0.761% 2020[4,5]	9,565	9,573
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.57% 2020[4,5]	10,870	11,036
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.547% 2020[4,5]	7,980	7,968
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,5]	4,535	4,504
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,5]	1,200	1,202
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,5]	12,600	12,495
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,5]	11,000	10,920
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	7,974	7,909
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.397% 2037[4,5]	1,427	179
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	890	885
Social Professional Loan Program LLC, Series 2015-C, Class A-2, 2.51% 2033[3,5]	5,275	5,175
		100,900
Municipals 1.00%
State of California, Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,087
State of California, Various Purpose G.O. Bonds, 7.30% 2039[5]	1,890	2,647
State of California, Various Purpose G.O. Bonds, 7.35% 2039	3,260	4,588
State of California, Various Purpose G.O. Bonds, 7.55% 2039	865	1,261
State of California, Various Purpose G.O. Bonds, 7.60% 2040	22,040	32,849
State of California, Various Purpose G.O. Bonds, 7.625% 2040	2,900	4,228
State of California, Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	12,500	14,262
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 2.203% 2018	8,000	8,072
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,225
State of Illinois, Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-B, 0.00% 2041	7,155	1,935
State of Texas, Board of Regents of the University of Texas System, Rev. Fncg. System Bonds (Build America Bonds - Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,596
		98,750
Total bonds, notes & other debt instruments (cost: $9,302,809,000)		9,224,896
American Funds Insurance Series — Bond Fund — Page 105 of 160

Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
Morgan Stanley, Series I, depositary shares	24,800	$658
Total preferred securities (cost: $620,000)		658
Common stocks 0.01% Consumer discretionary 0.00%
Adelphia Recovery Trust, Series ACC-1[11]	2,409,545	—
Miscellaneous 0.01%
Other common stocks in initial period of acquisition		1,425
Total common stocks (cost: $3,199,000)		1,425
Short-term securities 14.66%	Principal amount (000)
Apple Inc. 0.15%–0.20% due 1/20/2016–1/21/2016[3]	$ 73,800	73,786
Army and Air Force Exchange Service 0.18% due 1/11/2016[3]	35,000	34,997
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.33% due 1/13/2016	15,900	15,898
Caterpillar Financial Services Corp. 0.46% due 2/19/2016	50,000	49,973
Chariot Funding, LLC 0.42% due 1/12/2016[3]	54,600	54,592
Chevron Corp. 0.19%–0.25% due 1/12/2016–2/5/2016[3]	101,700	101,677
Federal Home Loan Bank 0.10%–0.52% due 1/6/2016–5/20/2016	572,720	572,543
Freddie Mac 0.16%–0.51% due 1/4/2016–4/25/2016	243,800	243,692
General Electric Co. 0.15% due 1/4/2016	2,200	2,200
Honeywell International Inc. 0.37% due 1/8/2016[3]	25,000	24,999
Internationale Nederlanden (U.S.) Funding Corp. 0.25% due 1/12/2016	4,500	4,500
John Deere Capital Corp. 0.32% due 1/14/2016[3]	20,000	19,998
John Deere Financial Inc. 0.18% due 1/14/2016[3]	50,000	49,995
Johnson & Johnson 0.30% due 1/5/2016[3]	45,500	45,499
Pfizer Inc 0.31%–0.42% due 2/22/2016–3/14/2016[3]	50,700	50,671
Regents of the University of California 0.16% due 1/12/2016	35,000	34,998
Wells Fargo Bank, N.A. 0.69%–0.70% due 6/1/2016–6/7/2016	75,000	75,119
Total short-term securities (cost: $1,454,922,000)		1,455,137
Total investment securities 107.63% (cost: $10,761,550,000)		10,682,116
Other assets less liabilities (7.63)%		(757,217)
Net assets 100.00%		$9,924,899
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Bond Fund — Page 106 of 160

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $219,115,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	1/28/2016	UBS AG	$8,890	£5,965	$96
Danish kroner	1/29/2016	HSBC Bank	$38,713	DKr266,000	(55)
Euros	1/25/2016	JPMorgan Chase	$12,028	€10,985	82
Euros	1/29/2016	HSBC Bank	$10,920	€10,060	(21)
Euros	1/29/2016	HSBC Bank	$22,291	€20,600	(112)
Indian rupees	1/19/2016	JPMorgan Chase	$19,470	INR1,304,000	(179)
Japanese yen	1/15/2016	UBS AG	$40,188	¥4,930,000	(843)
					$(1,032)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $5,951,561,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	0.684%	10/19/2017	$465,000	$3,464
Pay	LCH	3-month USD-LIBOR	0.765	10/27/2017	27,500	169
Pay	LCH	3-month USD-LIBOR	1.109	12/24/2017	400,000	436
Receive	LCH	3-month USD-LIBOR	1.145	9/10/2018	100,000	(507)
Pay	LCH	3-month USD-LIBOR	0.9305	10/16/2018	311,000	3,667
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	112,000	497
Receive	LCH	3-month USD-LIBOR	1.6915	6/3/2020	1,600	4
Receive	LCH	3-month USD-LIBOR	1.802	6/9/2020	244,700	1,686
Receive	LCH	3-month USD-LIBOR	1.793	6/26/2020	120,000	728
Receive	LCH	3-month USD-LIBOR	1.8135	6/26/2020	47,900	333
Pay	LCH	3-month USD-LIBOR	1.772	7/20/2020	1,320	(7)
Pay	LCH	3-month USD-LIBOR	1.752	8/3/2020	495	(2)
Receive	LCH	3-month USD-LIBOR	1.628	8/24/2020	7,000	(13)
Receive	LCH	3-month USD-LIBOR	1.566	8/27/2020	100,000	(474)
Receive	LCH	3-month USD-LIBOR	1.556	8/27/2020	100,000	(519)
Receive	LCH	3-month USD-LIBOR	1.598	8/28/2020	100,000	(330)
Pay	LCH	3-month USD-LIBOR	1.607	9/4/2020	6,000	18
Pay	LCH	3-month USD-LIBOR	1.45	10/13/2020	1,500	17
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2020	225,000	(571)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	120,000	83
Pay	LCH	3-month USD-LIBOR	2.1305	7/17/2022	100,000	(1,452)
Receive	LCH	3-month USD-LIBOR	1.9375	12/18/2022	150,000	(40)
Pay	LCH	3-month USD-LIBOR	2.805	3/21/2024	1,100	(64)
Pay	LCH	3-month USD-LIBOR	2.701	6/9/2024	60,000	(2,994)
Pay	LCH	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(77)
Pay	LCH	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(54)
Pay	LCH	3-month USD-LIBOR	2.54	10/3/2024	400	(15)
Pay	LCH	6-month EURIBOR	0.9852	10/17/2024	€25,000	(298)
Pay	LCH	3-month USD-LIBOR	2.342	10/21/2024	$290	(6)
American Funds Insurance Series — Bond Fund — Page 107 of 160

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	2.326%	10/22/2024	$800	$(15)
Pay	LCH	3-month USD-LIBOR	2.372	10/24/2024	1,150	(26)
Pay	LCH	3-month USD-LIBOR	2.438	11/19/2024	2,750	(77)
Pay	LCH	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(678)
Pay	LCH	3-month USD-LIBOR	2.4295	11/25/2024	800	(22)
Pay	LCH	3-month USD-LIBOR	2.353	12/8/2024	700	(14)
Pay	LCH	3-month USD-LIBOR	2.2845	12/12/2024	330	(5)
Pay	LCH	3-month USD-LIBOR	1.8185	1/20/2025	900	23
Pay	LCH	3-month USD-LIBOR	1.9365	1/22/2025	1,500	23
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥4,800,000	(579)
Pay	LCH	3-month USD-LIBOR	2.192	3/18/2025	$1,850	(10)
Pay	LCH	3-month USD-LIBOR	2.0475	3/23/2025	450	3
Pay	LCH	3-month USD-LIBOR	2.3175	5/8/2025	1,500	(24)
Pay	LCH	3-month USD-LIBOR	2.339	5/13/2025	375	(7)
Pay	LCH	3-month USD-LIBOR	2.351	5/15/2025	590	(11)
Pay	LCH	3-month USD-LIBOR	2.287	5/20/2025	500	(7)
Pay	LCH	3-month USD-LIBOR	2.227	5/28/2025	260	(2)
Pay	LCH	3-month USD-LIBOR	2.2125	5/29/2025	465	(3)
Pay	LCH	3-month USD-LIBOR	2.2185	6/1/2025	1,150	(8)
Pay	LCH	3-month USD-LIBOR	2.451	6/5/2025	650	(18)
Pay	LCH	3-month USD-LIBOR	2.486	6/9/2025	1,200	(36)
Pay	LCH	3-month USD-LIBOR	2.46	6/10/2025	2,536	(71)
Pay	LCH	3-month USD-LIBOR	2.455	6/24/2025	235	(6)
Pay	LCH	3-month USD-LIBOR	2.428	7/2/2025	4,500	(111)
Pay	LCH	3-month USD-LIBOR	2.397	7/13/2025	900	(20)
Pay	LCH	3-month USD-LIBOR	2.535	7/15/2025	800	(27)
Pay	LCH	3-month USD-LIBOR	2.4615	7/22/2025	1,300	(36)
Pay	LCH	3-month USD-LIBOR	2.312	7/29/2025	1,000	(14)
Pay	LCH	3-month USD-LIBOR	2.331	7/30/2025	435	(7)
Pay	LCH	3-month USD-LIBOR	2.3715	7/31/2025	7,500	(148)
Pay	LCH	3-month USD-LIBOR	2.2135	9/4/2025	5,000	(25)
Pay	LCH	3-month USD-LIBOR	2.228	9/4/2025	13,000	(83)
Pay	LCH	3-month USD-LIBOR	2.2365	9/14/2025	4,000	(28)
Pay	LCH	3-month USD-LIBOR	2.186	9/22/2025	38,000	(80)
Receive	LCH	3-month USD-LIBOR	3.0865	8/18/2034	2,250	203
Receive	LCH	3-month USD-LIBOR	2.913	11/24/2034	10,000	634
Receive	LCH	3-month USD-LIBOR	2.844	6/11/2035	3,250	170
Receive	LCH	3-month USD-LIBOR	2.9535	6/30/2035	2,500	174
Receive	LCH	3-month USD-LIBOR	2.773	7/13/2035	500	20
Receive	LCH	3-month USD-LIBOR	2.589	9/4/2035	3,100	33
Pay	LCH	3-month USD-LIBOR	3.132	10/8/2044	200	(22)
Pay	LCH	3-month USD-LIBOR	3.046	10/10/2044	700	(65)
Pay	LCH	3-month USD-LIBOR	3.0745	11/10/2044	250	(25)
Pay	LCH	3-month USD-LIBOR	3.086	11/10/2044	525	(53)
Pay	LCH	3-month USD-LIBOR	3.061	11/12/2044	200	(19)
Pay	LCH	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(94)
Pay	LCH	3-month USD-LIBOR	2.925	12/3/2044	1,230	(82)
Pay	LCH	3-month USD-LIBOR	2.6695	12/19/2044	200	(2)
Pay	LCH	3-month USD-LIBOR	2.5755	3/5/2045	1,470	12
Receive	LCH	3-month USD-LIBOR	2.377	4/29/2045	1,910	(97)
Pay	LCH	3-month USD-LIBOR	2.6765	5/7/2045	430	(6)
Pay	LCH	3-month USD-LIBOR	2.757	5/8/2045	1,500	(46)
American Funds Insurance Series — Bond Fund — Page 108 of 160

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	2.82049%	7/10/2045	$43,000	$(1,910)
Pay	LCH	3-month USD-LIBOR	2.864	7/13/2045	1,300	(70)
Pay	LCH	3-month USD-LIBOR	2.6815	9/4/2045	2,000	(29)
Pay	LCH	3-month USD-LIBOR	2.5105	10/30/2045	22,000	501
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	51,200	1,012
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	3,800	68
						$1,837
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $24,705,000, which represented .25% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,222,335,000, which represented 12.32% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,224,000, which represented .12% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ was $1,082,000, which represented .01% of the net assets of the fund.
[10]	Purchased on a TBA basis.
[11]	Security did not produce income during the last 12 months.

Key to abbreviations and symbols
TBA = To-be-announced	MYR = Malaysian ringgits
LCH = LCH.Clearnet	Auth. = Authority
DKr = Danish kroner	Facs. = Facilities
€ = Euros	Fin. = Finance
£ = British pounds	Fncg. = Financing
INR = Indian rupees	G.O. = General Obligation
¥ = Japanese yen	Ref. = Refunding
MXN = Mexican pesos	Rev. = Revenue
American Funds Insurance Series — Bond Fund — Page 109 of 160

Global Bond Fund
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 96.67% Euros 13.22%	Principal amount (000)	Value (000)
Allianz SE, 4.75% (undated)	€3,000	$3,527
Assicurazioni Generali SPA 7.75% 2042	1,100	1,461
Assicurazioni Generali SPA 10.125% 2042	1,300	1,890
Aviva PLC 6.125% 2043	3,000	3,827
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	4,900	5,532
Barclays Bank PLC 4.00% 2019[1]	1,450	1,798
Barclays Bank PLC 6.00% 2021	2,575	3,356
Barclays Bank PLC 6.625% 2022	1,070	1,464
BNP Paribas 2.875% 2026[2]	4,975	5,541
BPCE SA group 4.625% 2023	1,200	1,499
CaixaBank, SA 5.00% 2023	7,200	8,189
Canadian Government 3.50% 2020	2,500	3,100
Daimler AG, Series 6, 4.125% 2017	300	339
Deutsche Telekom International Finance BV 7.50% 2033	200	354
French Government O.A.T. Eurobond 0.25% 2020	2,740	3,002
French Government O.A.T. Eurobond 1.75% 2024	9,650	11,334
German Government 0.10% 2023[3]	11,117	12,667
German Government 0.50% 2025	6,400	6,909
German Government 6.25% 2030	1,800	3,312
German Government, Series 8, 4.75% 2040	200	368
German Government 2.50% 2044	4,500	6,098
German Government 2.50% 2046	16,550	22,459
HSBC Holdings PLC 3.375% 2024	300	342
Hungarian Government 5.75% 2018	5,260	6,395
Hungarian Government 6.00% 2019	6,235	7,797
Hungarian Government 3.875% 2020	1,000	1,209
Imperial Tobacco Finance PLC 8.375% 2016	200	219
Imperial Tobacco Finance PLC 5.00% 2019	2,350	2,969
Intesa Sanpaolo SpA 6.625% 2023	3,160	4,144
Irish Government 4.50% 2020	8,215	10,589
Irish Government 3.90% 2023	13,150	17,495
Irish Government 3.40% 2024	11,810	15,287
Irish Government 2.40% 2030	8,275	9,827
Irish Government 2.00% 2045	2,000	2,088
Italian Government 2.15% 2021	4,860	5,666
Italian Government 4.75% 2023	2,900	3,964
Italian Government 4.50% 2024	16,050	21,676
Italian Government 3.50% 2030	8,440	10,866
Lloyds Banking Group PLC 6.50% 2020	3,890	5,123
Merrill Lynch & Co., Inc. 4.625% 2018	4,625	5,514
Netherlands Government Eurobond 2.25% 2022	2,500	3,067
Netherlands Government Eurobond 2.00% 2024	4,875	5,914
NN Group NV, 4.625% 2044	2,335	2,645
NN Group NV, 4.50% (undated)	3,470	3,718
Orange SA 4.25% (undated)	1,300	1,434
Orange SA 5.00% (undated)	1,450	1,574
American Funds Insurance Series — Global Bond Fund — Page 110 of 160

Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Rabobank Nederland 3.875% 2023	€2,950	$3,552
Spanish Government 5.40% 2023	9,625	13,394
Spanish Government 5.15% 2028	3,800	5,505
Spanish Government 5.15% 2044	9,375	14,474
Svenska Handelsbanken AB 2.656% 2024	2,170	2,453
		296,926
Japanese yen 7.12%
Japanese Government, Series 336, 0.10% 2016	¥200,000	1,664
Japanese Government, Series 326, 0.70% 2022	1,935,000	16,813
Japanese Government, Series 325, 0.80% 2022	1,670,000	14,592
Japanese Government, Series 327, 0.80% 2022	1,645,000	14,388
Japanese Government, Series 323, 0.90% 2022	615,000	5,399
Japanese Government, Series 329, 0.80% 2023	1,735,000	15,195
Japanese Government, Series 19, 0.10% 2024[3]	2,677,675	23,603
Japanese Government, Series 18, 0.10% 2024[3]	2,299,815	20,206
Japanese Government, Series 336, 0.50% 2024	700,000	5,986
Japanese Government, Series 116, 2.20% 2030	1,735,000	17,685
Japanese Government, Series 145, 1.70% 2033	1,260,000	12,030
Japanese Government, Series 150, 1.40% 2034	240,000	2,171
Japanese Government, Series 21, 2.30% 2035	720,000	7,402
Japanese Government, Series 37, 1.90% 2042	113,000	1,089
Japanese Government, Series 42, 1.70% 2044	180,000	1,659
		159,882
Danish kroner 4.27%
Nordea Kredit 2.00% 2037[1]	DKr83,390	11,758
Nykredit Realkredit AS, Series 01E, 2.00% 2037[1]	267,401	37,654
Nykredit Realkredit AS, Series 01E, 2.50% 2037[1]	92,690	13,434
Nykredit Realkredit AS, Series 01E, 2.50% 2047[1]	18,961	2,648
Realkredit Danmark AS, Series 22S, 2.00% 2037[1]	196,199	27,535
Realkredit Danmark AS, Series 22S, 2.50% 2037[1]	20,015	2,903
		95,932
Mexican pesos 4.06%
United Mexican States Government 4.00% 2019[3]	MXN37,699	2,279
United Mexican States Government 2.00% 2022[3]	83,475	4,539
United Mexican States Government 4.50% 2025[3]	199,264	12,735
United Mexican States Government 4.00% 2040[3]	37,698	2,220
United Mexican States Government, Series M, 6.25% 2016	65,500	3,854
United Mexican States Government, Series M10, 7.25% 2016	56,000	3,362
United Mexican States Government, Series M, 5.00% 2017	120,000	7,080
United Mexican States Government, Series M10, 7.75% 2017	45,000	2,798
United Mexican States Government, Series M, 8.00% 2020	92,500	5,912
United Mexican States Government, Series M, 6.50% 2021	368,800	22,245
United Mexican States Government, Series M20, 10.00% 2024	209,500	15,333
United Mexican States Government, Series M, 5.75% 2026	50,000	2,842
United Mexican States Government, Series M30, 10.00% 2036	35,000	2,722
United Mexican States Government, Series M30, 8.50% 2038	27,000	1,848
United Mexican States Government, Series M, 7.75% 2042	23,000	1,462
		91,231
American Funds Insurance Series — Global Bond Fund — Page 111 of 160

Bonds, notes & other debt instruments Hungarian forints 3.37%	Principal amount (000)	Value (000)
Hungarian Government, Series 19/A, 6.50% 2019	HUF4,898,830	$19,158
Hungarian Government, Series 20/B, 3.50% 2020	1,749,200	6,271
Hungarian Government, Series 20/A, 7.50% 2020	9,851,590	41,314
Hungarian Government, Series 22/A, 7.00% 2022	943,820	4,004
Hungarian Government, Series 23/A, 6.00% 2023	928,200	3,789
Hungarian Government, Series 25/B, 5.50% 2025	285,000	1,152
		75,688
Polish zloty 3.19%
Polish Government, Series 1017, 5.25% 2017	PLN96,322	26,129
Polish Government, Series 1020, 5.25% 2020	29,800	8,641
Polish Government, Series 1021, 5.75% 2021	31,280	9,403
Polish Government, Series 0922, 5.75% 2022	46,600	14,129
Polish Government, Series 102, 4.00% 2023	27,140	7,504
Polish Government, Series 0725, 3.25% 2025	22,500	5,904
		71,710
British pounds 2.68%
Aviva PLC, subordinated 6.875% 2058	£470	777
AXA SA, junior subordinated 5.453% (undated)	300	444
Barclays Bank PLC 10.00% 2021	750	1,429
Electricité de France SA 6.00% 2114	400	726
France Télécom 5.375% 2050	300	521
Lloyds Banking Group PLC 7.625% 2025	655	1,239
RSA Insurance Group PLC 9.375% 2039	1,669	2,885
United Kingdom 1.00% 2017	3,160	4,687
United Kingdom 1.75% 2019	3,000	4,520
United Kingdom 2.00% 2020	2,550	3,872
United Kingdom 2.25% 2023	15,045	22,963
United Kingdom 2.75% 2024	3,800	5,997
United Kingdom 3.25% 2044	6,145	10,086
		60,146
Indian rupees 2.33%
India (Republic of) 7.28% 2019	INR836,000	12,572
India (Republic of) 8.83% 2023	1,284,200	20,397
India (Republic of) 8.60% 2028	833,700	13,141
India (Republic of) 9.20% 2030	371,900	6,153
		52,263
Malaysian ringgits 1.26%
Malaysian Government, Series 0315, 3.659% 2020	MYR79,000	18,565
Malaysian Government, Series 0310, 4.498% 2030	42,250	9,751
		28,316
Colombian pesos 0.87%
Colombia (Republic of) 7.50% 2026	COP33,300,000	9,710
Colombia (Republic of), Series B, 10.00% 2024	14,307,100	4,982
Colombia (Republic of), Series B, 6.00% 2028	19,749,500	4,900
		19,592
American Funds Insurance Series — Global Bond Fund — Page 112 of 160

Bonds, notes & other debt instruments South African rand 0.52%	Principal amount (000)	Value (000)
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR59,000	$3,422
South Africa (Republic of), Series R-2023, 7.75% 2023	59,030	3,471
South Africa (Republic of), Series R-214, 6.50% 2041	110,850	4,767
		11,660
Swedish kronor 0.38%
Swedish Government, Series 105, 3.50% 2022	SKr45,290	6,340
Swedish Government, Series 1057, 1.50% 2023	18,000	2,241
		8,581
Norwegian kroner 0.27%
Norwegian Government 3.75% 2021	NKr46,475	6,004
Australian dollars 0.21%
Queensland Treasury Corp., Series 17, 6.00% 2017	A$500	388
Queensland Treasury Corp., Series 24, 5.75% 2024	5,050	4,363
		4,751
Turkish lira 0.08%
Turkey (Republic of) 9.00% 2024	TRY5,300	1,671
Canadian dollars 0.02%
Rogers Communications Inc. 5.80% 2016	C$625	460
U.S. dollars 52.82%
AbbVie Inc. 1.75% 2017	$200	200
AbbVie Inc. 1.80% 2018	600	598
AbbVie Inc. 2.50% 2020	3,155	3,127
AbbVie Inc. 2.90% 2022	1,170	1,134
AbbVie Inc. 3.20% 2022	200	197
AbbVie Inc. 3.60% 2025	3,395	3,358
AbbVie Inc. 4.50% 2035	2,100	2,063
AbbVie Inc. 4.40% 2042	155	145
AbbVie Inc. 4.70% 2045	805	790
ACE INA Holdings Inc. 2.30% 2020	180	179
ACE INA Holdings Inc. 2.875% 2022	505	502
ACE INA Holdings Inc. 3.35% 2026	505	504
ACE INA Holdings Inc. 4.35% 2045	665	677
Actavis Funding SCS 2.35% 2018	1,750	1,753
Actavis Funding SCS 3.00% 2020	2,820	2,825
Actavis Funding SCS 3.45% 2022	850	853
Actavis Funding SCS 3.80% 2025	2,760	2,751
Actavis Funding SCS 4.55% 2035	2,570	2,506
Actavis Funding SCS 4.75% 2045	1,535	1,502
ADT Corp. 4.125% 2019	1,175	1,215
AES Corp. 5.50% 2025	400	355
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	177
Alpha Natural Resources, Inc. 7.50% 2020[4,5]	1,225	28
Alpha Natural Resources, Inc. 7.50% 2020[4,5]	520	12
Altria Group, Inc. 2.625% 2020	1,800	1,805
Altria Group, Inc. 9.95% 2038	750	1,206
Altria Group, Inc. 4.50% 2043	1,250	1,190
American Funds Insurance Series — Global Bond Fund — Page 113 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 5.375% 2044	$500	$540
American Campus Communities, Inc. 3.75% 2023	1,740	1,715
American Campus Communities, Inc. 4.125% 2024	885	880
American Electric Power Co. 1.65% 2017	815	809
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,6]	800	217
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,6]	625	9
American Energy (Permian Basin) 7.125% 2020[4]	625	238
American Energy (Permian Basin) 7.375% 2021[4]	375	148
American Express Co. 1.55% 2018	1,875	1,862
American International Group, Inc. 2.30% 2019	800	794
American International Group, Inc. 4.50% 2044	460	427
Amgen Inc. 2.125% 2020	550	543
Amgen Inc. 2.70% 2022	235	228
Amgen Inc. 3.125% 2025	550	524
Amgen Inc. 4.40% 2045	550	511
ArcelorMittal 6.25% 2021	400	324
ArcelorMittal 6.125% 2025	275	201
ArcelorMittal 7.75% 2041	3,120	2,126
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,450	1,008
AT&T Inc. 1.40% 2017	300	299
AT&T Inc. 2.45% 2020	1,365	1,346
AT&T Inc. 3.00% 2022	2,200	2,143
AT&T Inc. 3.40% 2025	2,729	2,628
AT&T Inc. 4.50% 2035	945	877
AT&T Inc. 4.75% 2046	895	822
Autoridad del Canal de Panama 4.95% 2035[1,4]	1,000	1,026
AvalonBay Communities, Inc. 3.625% 2020	2,900	3,014
AXA SA 8.60% 2030	220	297
Ball Corp. 4.375% 2020	400	407
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	490	493
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.558% 2049[1,2]	711	731
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[1,2]	955	999
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.424% 2051[1,2]	529	561
Bank of America Corp. 2.625% 2020	1,550	1,533
Bank of America Corp. 3.875% 2025	1,815	1,846
Barclays Bank PLC 3.65% 2025	1,100	1,059
Baxalta Inc. 4.00% 2025[4]	1,580	1,567
Bayer AG 3.375% 2024[4]	840	847
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	548	572
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	690	734
Becton, Dickinson and Co. 1.80% 2017	875	874
Becton, Dickinson and Co. 2.675% 2019	710	715
Becton, Dickinson and Co. 3.734% 2024	660	667
Becton, Dickinson and Co. 4.685% 2044	945	957
Berkshire Hathaway Energy Co. 3.50% 2025	375	373
Bermuda Government 5.603% 2020[4]	1,220	1,347
Bermuda Government 4.138% 2023[4]	300	300
Bermuda Government 4.854% 2024[4]	8,210	8,506
Biogen Inc. 2.90% 2020	430	430
Biogen Inc. 3.625% 2022	320	324
Biogen Inc. 4.05% 2025	245	247
Bonanza Creek Energy, Inc. 6.75% 2021	275	168
Bonanza Creek Energy, Inc. 5.75% 2023	325	171
BPCE SA group 5.70% 2023[4]	5,295	5,575
Brandywine Operating Partnership, LP 3.95% 2023	190	185
American Funds Insurance Series — Global Bond Fund — Page 114 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
British American Tobacco International Finance PLC 9.50% 2018[4]	$1,778	$2,124
British American Tobacco International Finance PLC 2.75% 2020[4]	530	531
British American Tobacco International Finance PLC 3.50% 2022[4]	385	395
British American Tobacco International Finance PLC 3.95% 2025[4]	530	547
Builders Firstsource 7.625% 2021[4]	1,300	1,375
Cablevision Systems Corp. 6.75% 2021	300	296
Canadian Natural Resources Ltd. 5.70% 2017	100	102
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	1,200	1,206
Celgene Corp. 3.875% 2025	1,550	1,548
CEMEX Finance LLC 9.375% 2022[4]	465	492
Centene Corp. 4.75% 2022	1,975	1,921
CenterPoint Energy Resources Corp. 4.50% 2021	580	610
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[1]	400	436
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	2,985	2,929
CEVA Group PLC 7.00% 2021[4]	1,175	981
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[1,2,6]	325	272
CEVA Group PLC, Term Loan B, 6.50% 2021[1,2,6]	465	389
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	337	282
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	58	49
Chemours Co. 6.625% 2023[4]	1,330	938
Chemours Co. 7.00% 2025[4]	820	562
Chesapeake Energy Corp. 4.875% 2022	1,200	339
CIT Group Inc. 3.875% 2019	2,600	2,594
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[1]	375	370
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[1]	1,485	1,506
Citigroup Inc. 1.70% 2018	1,750	1,734
Citigroup Inc. 2.50% 2018	200	202
Citigroup Inc. 2.55% 2019	3,100	3,123
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[1]	955	968
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	800	742
Cliffs Natural Resources Inc. 8.25% 2020[4]	650	499
CMS Energy Corp. 8.75% 2019	258	309
CMS Energy Corp. 5.05% 2022	392	427
CMS Energy Corp. 3.875% 2024	100	102
CMS Energy Corp. 4.70% 2043	412	407
CMS Energy Corp. 4.875% 2044	709	722
CNA Financial Corp. 7.35% 2019	230	265
Columbia Pipeline Partners LP 2.45% 2018[4]	620	607
Columbia Pipeline Partners LP 3.30% 2020[4]	85	83
Columbia Pipeline Partners LP 4.50% 2025[4]	110	100
Columbia Pipeline Partners LP 5.80% 2045[4]	170	150
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	956	978
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[1]	1,131	1,116
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[1,2]	87	91
Commonwealth Bank of Australia 0.75% 2016[1,4]	1,650	1,650
Communications Sales & Leasing, Inc. 6.00% 2023[4]	575	545
Communications Sales & Leasing, Inc. 8.25% 2023	925	793
ConAgra Foods, Inc. 1.30% 2016	600	600
ConAgra Foods, Inc. 3.20% 2023	652	628
Concordia Healthcare Corp. 9.50% 2022[4]	450	446
Concordia Healthcare Corp. 7.00% 2023[4]	205	179
CONSOL Energy Inc. 5.875% 2022	1,750	1,094
Consumers Energy Co. 3.375% 2023	345	353
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	24	25
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	40	43
American Funds Insurance Series — Global Bond Fund — Page 115 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	$84	$93
ConvaTec Finance International SA 8.25% 2019[4,7]	1,300	1,214
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[1,4]	4,805	4,785
Corporate Risk Holdings LLC 9.50% 2019[4]	1,353	1,211
Corporate Risk Holdings LLC 13.50% 2020[4,7,8]	153	150
Credit Agricole SA 4.375% 2025[4]	1,100	1,067
Crescent Resources 10.25% 2017[4]	225	226
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[1]	1,322	1,336
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[1]	1,171	1,193
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	961	994
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.604% 2049[1,2]	200	207
CVS Caremark Corp. 1.90% 2018	430	430
CVS Caremark Corp. 2.80% 2020	430	433
CVS Caremark Corp. 3.50% 2022	430	438
CVS Caremark Corp. 3.875% 2025	1,650	1,688
CVS Caremark Corp. 4.875% 2035	185	192
DAE Aviation Holdings, Inc. 10.00% 2023[4]	465	464
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	750	754
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,000	1,956
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	2,275	2,246
DaVita HealthCare Partners Inc. 5.00% 2025	755	730
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[1,4]	175	176
DCT Industrial Trust Inc. 4.50% 2023	110	110
DDR Corp. 3.625% 2025	380	359
Denbury Resources Inc. 4.625% 2023	1,400	458
Deutsche Telekom International Finance BV 3.125% 2016[4]	560	563
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,381
Developers Diversified Realty Corp. 7.50% 2017	750	799
Developers Diversified Realty Corp. 4.75% 2018	940	984
Devon Energy Corp. 3.25% 2022	170	145
Diamond Offshore Drilling, Inc. 4.875% 2043	850	519
Digicel Group Ltd. 8.25% 2020[4]	2,500	2,075
Digicel Group Ltd. 6.00% 2021[4]	1,100	932
Digicel Group Ltd. 7.125% 2022[4]	675	510
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.547% 2020[1,2]	4,185	4,178
DJO Finance LLC 10.75% 2020[4]	890	810
DJO Finco Inc. 8.125% 2021[4]	1,425	1,268
Dominican Republic 5.50% 2025[4]	1,375	1,330
Dominican Republic 8.625% 2027[1,4]	225	263
Dominion Gas Holdings LLC 2.50% 2019	1,330	1,329
Duke Energy Corp. 3.75% 2024	550	559
Dynegy Finance Inc. 7.375% 2022	415	363
Dynegy Finance Inc. 7.625% 2024	1,060	911
Electricité de France SA 3.625% 2025[4]	2,060	2,019
Electricité de France SA 6.95% 2039[4]	625	770
Electricité de France SA 4.875% 2044[4]	600	576
EMD Finance LLC 2.40% 2020[4]	1,300	1,267
EMD Finance LLC 2.95% 2022[4]	350	338
EMD Finance LLC 3.25% 2025[4]	2,450	2,326
Enbridge Energy Partners, LP 9.875% 2019	750	855
Enbridge Energy Partners, LP 4.375% 2020	480	469
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,557
Enbridge Energy Partners, LP 5.875% 2025	365	352
Enbridge Energy Partners, LP 7.375% 2045	600	577
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	860
American Funds Insurance Series — Global Bond Fund — Page 116 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Enbridge Inc. 4.00% 2023	$600	$532
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	625	609
Energy Transfer Partners, LP 5.875% 2024	750	615
Ensco PLC 5.75% 2044	680	449
Enterprise Products Operating LLC 4.85% 2044	490	398
EP Energy Corp. 9.375% 2020	450	289
EP Energy Corp. 6.375% 2023	350	177
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.045% 2031[1,2,4]	1,813	1,791
ERP Operating LP 4.625% 2021	225	245
Essex Portfolio L.P. 3.50% 2025	2,115	2,039
Euramax International, Inc. 12.00% 2020[4]	1,075	978
Express Scripts Inc. 3.125% 2016	2,600	2,618
Fannie Mae 3.50% 2025[1]	562	590
Fannie Mae 3.50% 2025[1]	352	370
Fannie Mae 4.00% 2041[1]	839	890
Fannie Mae 3.50% 2042[1]	1,044	1,081
Fannie Mae 3.50% 2042[1]	557	576
Fannie Mae 3.50% 2042[1]	361	374
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[1]	2,000	1,951
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[1]	1,747	1,743
First Data Corp. 5.375% 2023[4]	650	655
First Data Corp. 7.00% 2023[4]	2,400	2,406
First Quantum Minerals Ltd. 6.75% 2020[4]	2,806	1,824
First Quantum Minerals Ltd. 7.00% 2021[4]	3,156	1,996
FMG Resources 9.75% 2022[4]	3,775	3,473
Ford Motor Credit Co. 2.375% 2019	2,550	2,516
Ford Motor Credit Co. 2.597% 2019	2,020	1,985
France Télécom 9.00% 2031	479	678
Freddie Mac 2.50% 2016	625	630
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[1]	1,535	1,533
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[1]	1,840	1,830
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	22	20
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	93	82
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	1,130	661
Freescale Semiconductor, Inc. 6.00% 2022[4]	1,400	1,470
Frontier Communications Corp. 8.125% 2018	800	829
Frontier Communications Corp. 10.50% 2022[4]	975	971
Frontier Communications Corp. 11.00% 2025[4]	1,925	1,911
Gannett Co., Inc. 4.875% 2021[4]	195	196
Gardner Denver, Inc. 6.875% 2021[4]	450	347
General Electric Co. 2.70% 2022	80	80
Genesis Energy, LP 6.75% 2022	600	513
Georgia Gulf Corp. 4.625% 2021	725	670
Gilead Sciences, Inc. 3.05% 2016	160	163
Gilead Sciences, Inc. 1.85% 2018	600	603
Gilead Sciences, Inc. 2.55% 2020	601	601
Gilead Sciences, Inc. 3.25% 2022	210	212
Gilead Sciences, Inc. 3.50% 2025	3,345	3,377
Gilead Sciences, Inc. 3.65% 2026	690	697
Gilead Sciences, Inc. 4.50% 2045	390	383
Goldman Sachs Group, Inc. 2.55% 2019	1,530	1,531
Goldman Sachs Group, Inc. 3.50% 2025	5,970	5,883
Goldman Sachs Group, Inc. 4.75% 2045	2,115	2,109
Goldman Sachs Group, Inc., subordinated, 4.25% 2025	580	577
American Funds Insurance Series — Global Bond Fund — Page 117 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 2.50% 2028[1]	$1,479	$1,507
Government National Mortgage Assn. 4.00% 2045[1]	15,122	16,085
Government National Mortgage Assn. 4.50% 2045[1]	7,843	8,440
Government National Mortgage Assn. 4.50% 2045[1]	2,186	2,355
Government National Mortgage Assn. 3.50% 2046[1,9]	34,700	36,164
Government National Mortgage Assn. 3.00% 2027[1]	210	218
Government National Mortgage Assn. 2.50% 2028[1]	185	188
Government National Mortgage Assn. 2.50% 2028[1]	128	131
Government National Mortgage Assn. 2.50% 2028[1]	127	130
Government National Mortgage Assn. 2.50% 2028[1]	111	113
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.826% 2038[1,2]	646	649
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.021% 2038[1,2]	193	194
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[1]	1,360	1,397
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[1]	3,798	3,885
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[1]	1,821	1,909
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	1,510	1,570
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 2045[1,2]	298	310
Halliburton Co. 3.375% 2022	925	911
Halliburton Co. 3.80% 2025	870	849
Hardwoods Acquisition Inc 7.50% 2021[4]	750	623
Harris Corp. 1.999% 2018	700	693
Harris Corp. 2.70% 2020	155	152
Harris Corp. 3.832% 2025	105	104
Harris Corp. 4.854% 2035	575	568
Harris Corp. 5.054% 2045	640	629
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[1,2,5,6,8]	2	—
HBOS PLC 6.75% 2018[4]	375	410
HCA Inc. 3.75% 2019	550	556
HD Supply, Inc. 7.50% 2020	1,450	1,515
HD Supply, Inc. 5.25% 2021[4]	1,100	1,126
HDTFS Inc. 5.875% 2020	525	544
HealthSouth Corp. 5.75% 2024[4]	275	264
HealthSouth Corp. 5.75% 2025[4]	480	449
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	3,873	3,842
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[1,4]	4,765	4,753
Holcim Ltd. 5.15% 2023[4]	1,290	1,383
Hospitality Properties Trust 6.70% 2018	680	720
HSBC Bank PLC 1.50% 2018[4]	200	198
HSBC Holdings PLC 4.00% 2022	480	504
HSBC Holdings PLC 4.25% 2025	4,000	3,978
Humana Inc. 3.85% 2024	1,000	1,009
Humana Inc. 4.95% 2044	1,000	997
Hungarian Government 4.125% 2018	1,110	1,163
Hungarian Government 4.00% 2019	6,600	6,887
Hungarian Government 6.25% 2020	810	907
Hungarian Government 5.375% 2023	460	504
Hungarian Government 5.375% 2024	2,000	2,195
Hungarian Government 7.625% 2041	4,474	6,071
Huntsman International LLC 4.875% 2020	600	551
Husky Energy Inc. 7.25% 2019	250	276
Hyundai Capital Services Inc. 2.625% 2020[4]	500	493
Icahn Enterprises Finance Corp. 3.50% 2017	1,250	1,259
iHeartCommunications, Inc. 10.625% 2023	575	401
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,000	1,963
Indonesia (Republic of) 4.875% 2021	600	624
American Funds Insurance Series — Global Bond Fund — Page 118 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 3.75% 2022	$4,150	$3,991
Indonesia (Republic of) 4.125% 2025	1,750	1,682
Intelsat Jackson Holding Co. 7.25% 2019	875	807
Intelsat Jackson Holding Co. 7.25% 2020	925	809
Intelsat Jackson Holding Co. 6.625% 2022	2,825	1,815
International Paper Co. 7.30% 2039	600	686
Intesa Sanpaolo SpA 5.017% 2024[4]	1,830	1,804
inVentiv Health Inc. 9.00% 2018[4]	4,255	4,372
inVentiv Health Inc. 10.00% 2018	450	448
inVentiv Health Inc. 10.00% 2018	100	96
inVentiv Health Inc. 12.00% 2018[4,7]	477	433
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,2]	135	136
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1,2]	225	226
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	456	461
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.911% 2045[1,2]	864	867
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[1,2]	1,491	1,525
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[1]	1,510	1,558
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.695% 2049[1,2]	1,926	1,988
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.883% 2049[1,2]	1,957	2,042
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[1]	1,476	1,543
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1,2]	551	577
JMC Steel Group Inc. 8.25% 2018[4]	2,270	1,515
JPMorgan Chase & Co. 2.25% 2020	1,545	1,521
JPMorgan Chase & Co. 2.55% 2020	1,815	1,800
JPMorgan Chase & Co. 3.25% 2022	1,000	1,007
JPMorgan Chase & Co. 3.125% 2025	655	638
JPMorgan Chase & Co. 3.90% 2025	488	503
Kimco Realty Corp. 5.70% 2017	500	526
Kimco Realty Corp. 6.875% 2019	1,250	1,437
Kimco Realty Corp. 3.40% 2022	175	174
Kinder Morgan Energy Partners, LP 3.50% 2021	175	157
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	1,872
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,329
Kinder Morgan Energy Partners, LP 4.15% 2024	1,700	1,470
Kinder Morgan Energy Partners, LP 5.50% 2044	4,225	3,306
Kinder Morgan, Inc. 4.30% 2025	2,460	2,131
Kinder Morgan, Inc. 5.55% 2045	1,850	1,449
Kindred Healthcare, Inc. 8.00% 2020	275	259
Kinetic Concepts, Inc. 10.50% 2018	2,780	2,717
Kinetic Concepts, Inc. 12.50% 2019	2,350	2,144
KLX Inc. 5.875% 2022[4]	640	611
Korea Housing Finance Corp. 2.50% 2020[1,4]	2,250	2,251
Kraft Foods Inc. 2.25% 2017	455	458
Laboratory Corporation of America Holdings 3.60% 2025	875	846
Latvia (Republic of) 2.75% 2020	900	916
Latvia (Republic of) 5.25% 2021	375	427
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.052% 2044[1,2]	78	81
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[1]	812	834
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.156% 2045[1,2]	615	659
LightSquared, Term Loan, 9.75% 2020[1,2,6]	4,410	4,101
Lima Metro Line Finance Ltd. 5.875% 2034[1,4]	2,000	1,950
Limited Brands, Inc. 6.875% 2035[4]	475	490
Lithuania (Republic of) 7.375% 2020	2,475	2,933
Lithuania (Republic of) 6.125% 2021[4]	450	520
Lithuania (Republic of) 6.625% 2022[4]	200	240
American Funds Insurance Series — Global Bond Fund — Page 119 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 1.85% 2018	$135	$135
Lockheed Martin Corp. 2.50% 2020	205	205
Lockheed Martin Corp. 3.10% 2023	215	215
Lockheed Martin Corp. 3.55% 2026	435	438
Mallinckrodt PLC 4.875% 2020[4]	985	953
Mallinckrodt PLC 5.75% 2022[4]	164	158
Marks and Spencer Group PLC 6.25% 2017[4]	950	1,016
McClatchy Co. 9.00% 2022	1,625	1,452
McDonald’s Corp. 3.70% 2026	650	651
McDonald’s Corp. 4.70% 2035	280	280
McDonald’s Corp. 4.875% 2045	430	434
McKesson Corp. 3.25% 2016	180	181
McKesson Corp. 2.284% 2019	1,065	1,062
McKesson Corp. 3.796% 2024	350	352
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,500	1,474
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,028
Medtronic, Inc. 2.50% 2020	1,455	1,467
Medtronic, Inc. 3.50% 2025	7,260	7,355
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[1,2]	630	651
Metlife, Inc. 3.60% 2025	430	434
MetroPCS Wireless, Inc. 6.25% 2021	2,125	2,199
MidAmerican Energy Co. 4.40% 2044	240	243
Mitsubishi UFJ Trust & Banking Corp. 2.65% 2020[4]	750	750
Mizuho Bank Ltd. 2.15% 2018[4]	500	498
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.877% 2049[1,2]	260	271
Molina Healthcare, Inc. 5.375% 2022[4]	275	276
Morgan Stanley 2.125% 2018	775	777
Morgan Stanley 2.80% 2020	2,850	2,863
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	743	758
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[1]	200	205
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.917% 2049[1,2]	58	61
Morocco Government 5.50% 2042	3,100	3,019
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	550	671
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	275	241
Navios Maritime Holdings Inc. 7.375% 2022[4]	3,750	1,889
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	175	76
Needle Merger Sub Corp. 8.125% 2019[4]	1,500	1,208
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	1,325	987
NGL Energy Partners LP 6.875% 2021	625	472
NGPL PipeCo LLC 7.119% 2017[4]	750	701
NGPL PipeCo LLC 9.625% 2019[4]	2,100	1,974
Niagara Mohawk Power Corp. 3.508% 2024[4]	180	181
Niagara Mohawk Power Corp. 4.278% 2034[4]	300	295
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	950	977
Noble Corp PLC 5.95% 2025	400	276
Noble Corp PLC 6.95% 2045	650	417
Nortek Inc. 8.50% 2021	1,895	1,976
Numericable Group SA 4.875% 2019[4]	3,325	3,304
Oasis Petroleum Inc. 6.875% 2022	800	516
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,4]	1,160	278
Oracle Corp. 3.40% 2024	615	626
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,6]	884	755
Owens-Illinois, Inc. 6.375% 2025[4]	305	314
Pacific Gas and Electric Co. 3.25% 2023	580	583
Pacific Gas and Electric Co. 3.85% 2023	300	312
American Funds Insurance Series — Global Bond Fund — Page 120 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.75% 2042	$630	$564
Pacific Gas and Electric Co. 4.25% 2046	1,900	1,847
PacifiCorp. 3.35% 2025	1,015	1,025
PDC Energy Inc. 7.75% 2022	900	869
Peabody Energy Corp. 6.00% 2018	6,640	1,262
Pernod Ricard SA 4.45% 2022[4]	1,885	1,957
Peru (Republic of) 4.125% 2027	1,455	1,433
Peru (Republic of) 5.625% 2050	280	286
Petrobras Global Finance Co. 6.85% 2115	2,000	1,305
Petrobras International Finance Co. 5.75% 2020	200	158
Petróleos Mexicanos 3.50% 2018	3,135	3,119
Petróleos Mexicanos 8.00% 2019	545	601
Petróleos Mexicanos 4.875% 2022	3,420	3,300
Pfizer Inc. 7.20% 2039	120	166
PG&E Corp. 2.40% 2019	555	554
Philip Morris International Inc. 4.25% 2044	2,225	2,155
Phillips 66 Partners LP 4.68% 2045	110	82
Ply Gem Industries, Inc. 6.50% 2022	1,425	1,309
Ply Gem Industries, Inc. 6.50% 2022	950	860
PNC Bank 2.40% 2019	1,225	1,230
PNC Bank 2.30% 2020	865	858
PNC Bank 2.45% 2020	250	249
PNC Bank 2.60% 2020	275	275
PNC Financial Services Group, Inc. 3.90% 2024	910	934
PNC Funding Corp. 3.30% 2022	1,000	1,025
PRA Holdings, Inc. 9.50% 2023[4]	609	665
Progress Energy, Inc. 7.05% 2019	910	1,033
Progress Energy, Inc. 7.75% 2031	550	710
Prologis, Inc. 3.35% 2021	200	203
Prologis, Inc. 4.25% 2023	2,075	2,187
Prologis, Inc. 3.75% 2025	575	572
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,643
Puget Sound Energy, Inc., First Lien, 6.50% 2020	335	384
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,023	1,154
Puget Sound Energy, Inc., First Lien, 5.625% 2022	480	533
QGOG Constellation SA 6.25% 2019[4]	2,150	973
Qorvo, Inc. 7.00% 2025[4]	225	232
Quintiles Transnational Corp. 4.875% 2023[4]	240	242
R.R. Donnelley & Sons Co. 7.625% 2020	225	233
R.R. Donnelley & Sons Co. 7.875% 2021	1,150	1,193
R.R. Donnelley & Sons Co. 6.50% 2023	1,450	1,347
Rabobank Nederland 4.625% 2023	2,795	2,919
Rabobank Nederland 4.375% 2025	625	637
Rayonier Advanced Materials Inc. 5.50% 2024[4]	370	294
RCI Banque 3.50% 2018[4]	1,500	1,530
Realogy Corp. 5.25% 2021[4]	350	360
Realogy Corp., Barclays PLC LOC, 4.40% 2016[1,2,6]	10	9
Reynolds American Inc. 2.30% 2018	230	232
Reynolds American Inc. 3.25% 2020	640	651
Reynolds American Inc. 4.00% 2022	905	943
Reynolds American Inc. 4.45% 2025	4,325	4,534
Reynolds American Inc. 5.70% 2035	105	115
Reynolds American Inc. 6.15% 2043	825	938
Reynolds American Inc. 5.85% 2045	645	719
Reynolds Group Inc. 5.75% 2020	3,740	3,814
American Funds Insurance Series — Global Bond Fund — Page 121 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Rice Energy Inc. 6.25% 2022	$2,025	$1,468
Rice Energy Inc. 7.25% 2023[4]	125	92
Roche Holdings, Inc. 2.25% 2019[4]	1,250	1,258
Roche Holdings, Inc. 2.875% 2021[4]	1,250	1,268
Roche Holdings, Inc. 3.35% 2024[4]	1,900	1,948
Ryerson Inc. 9.00% 2017	225	174
Ryerson Inc. 11.25% 2018	700	525
Sabine Pass Liquefaction, LLC 5.625% 2021	2,150	1,989
Sabine Pass Liquefaction, LLC 5.625% 2025[4]	525	446
Sable International Finance Ltd. 6.875% 2022[4]	375	364
SABMiller Holdings Inc. 3.75% 2022[4]	775	798
SABMiller Holdings Inc. 4.95% 2042[4]	1,230	1,252
SandRidge Energy, Inc. 7.50% 2023	900	102
Scentre Group 3.50% 2025[4]	600	583
Schlumberger BV 4.00% 2025[4]	1,460	1,444
Seven Generations Energy Ltd. 6.75% 2023[4]	743	628
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,482
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	1,800	1,305
Simon Property Group, LP 10.35% 2019	575	706
Skandinaviska Enskilda 2.45% 2020[4]	525	523
Slovenia (Republic of) 4.75% 2018[4]	1,010	1,075
Slovenia (Republic of) 4.375% 2022[4]	575	640
Slovenia (Republic of) 5.50% 2022	10,840	12,140
Slovenia (Republic of) 5.50% 2022[4]	425	476
Slovenia (Republic of) 5.85% 2023	7,660	8,742
Slovenia (Republic of) 5.85% 2023[4]	1,575	1,797
Slovenia (Republic of) 5.25% 2024	1,010	1,117
SM Energy Co. 5.625% 2025	725	480
SoftBank Corp. 4.50% 2020[4]	925	923
Sotheby’s Holdings, Inc. 5.25% 2022[4]	375	343
Sprint Nextel Corp. 7.00% 2020	380	295
Sprint Nextel Corp. 7.25% 2021	575	430
Sprint Nextel Corp. 7.875% 2023	1,575	1,187
Statoil ASA 3.70% 2024	1,950	1,980
Statoil ASA 4.25% 2041	1,000	946
Targa Resources Corp. 4.125% 2019	525	440
Targa Resources Partners LP 6.75% 2024[4]	275	235
Teco Finance, Inc. 5.15% 2020	75	81
Teekay Corp. 8.50% 2020	1,575	1,071
Teekay Corp. 8.50% 2020[4]	925	629
Tenet Healthcare Corp., First Lien, 4.75% 2020	175	177
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,125	3,063
Tennessee Valley Authority 5.88% 2036	500	649
Tennessee Valley Authority 5.25% 2039	1,750	2,104
Tesoro Logistics LP 5.50% 2019[4]	300	293
Thermo Fisher Scientific Inc. 2.40% 2019	390	390
Thermo Fisher Scientific Inc. 4.15% 2024	660	687
Thomson Reuters Corp. 1.65% 2017	1,005	1,000
Thomson Reuters Corp. 5.65% 2043	670	703
TI Automotive Ltd. 8.75% 2023[4]	270	250
T-Mobile US, Inc. 6.731% 2022	850	888
T-Mobile US, Inc. 6.50% 2026	575	582
Total Capital International 1.55% 2017	290	291
Total Capital International 2.875% 2022	315	314
TransCanada PipeLines Ltd. 7.625% 2039	250	307
American Funds Insurance Series — Global Bond Fund — Page 122 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Trilogy International Partners, LLC 10.25% 2016[4]	$2,300	$2,251
Turkey (Republic of) 4.557% 2018[4]	775	796
Turkey (Republic of) 6.25% 2022	1,880	2,047
Turkey (Republic of) 6.75% 2040	210	234
U.S. Treasury 5.125% 2016	1,350	1,373
U.S. Treasury 0.875% 2017	12,400	12,376
U.S. Treasury 0.625% 2018	4,350	4,297
U.S. Treasury 1.00% 2018	3,800	3,775
U.S. Treasury 1.25% 2018	6,500	6,494
U.S. Treasury 1.50% 2018	24,825	25,003
U.S. Treasury 3.50% 2018	7,200	7,563
U.S. Treasury 1.00% 2019	16,875	16,603
U.S. Treasury 1.50% 2019	12,075	12,125
U.S. Treasury 1.625% 2019[10]	26,200	26,328
U.S. Treasury 1.625% 2019	17,094	17,150
U.S. Treasury 1.625% 2019	16,425	16,538
U.S. Treasury 1.75% 2019	12,050	12,136
U.S. Treasury 1.125% 2020	26,100	25,524
U.S. Treasury 1.25% 2020	25,850	25,460
U.S. Treasury 1.25% 2020	8,200	8,069
U.S. Treasury 1.375% 2020	30,325	29,902
U.S. Treasury 1.375% 2020	12,450	12,255
U.S. Treasury 1.375% 2020	12,050	11,846
U.S. Treasury 1.375% 2020	5,000	4,913
U.S. Treasury 1.50% 2020	7,000	6,944
U.S. Treasury 1.625% 2020	7,150	7,110
U.S. Treasury 1.625% 2020	2,500	2,489
U.S. Treasury 1.625% 2020	540	538
U.S. Treasury 2.125% 2020	4,000	4,066
U.S. Treasury 2.00% 2022	1,050	1,045
U.S. Treasury 2.25% 2024	2,100	2,099
U.S. Treasury 2.50% 2024	14,600	14,923
U.S. Treasury 2.875% 2043	6,300	6,149
U.S. Treasury 3.00% 2044	4,600	4,588
U.S. Treasury 2.875% 2045	5,900	5,736
U.S. Treasury 3.00% 2045	72,100	71,951
U.S. Treasury Inflation-Protected Security 0.125% 2020[3]	8,125	8,028
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	39,474	39,058
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	18,828	17,981
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	20,861	20,208
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	1,451	1,651
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	658	579
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	1,241	1,052
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	5,960	6,072
U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	677	591
United Mexican States Government Global 4.75% 2044	3,200	2,923
UnitedHealth Group Inc. 1.90% 2018	590	592
UnitedHealth Group Inc. 2.70% 2020	520	526
UnitedHealth Group Inc. 3.35% 2022	395	404
UnitedHealth Group Inc. 3.75% 2025	485	501
UnitedHealth Group Inc. 4.625% 2035	230	239
UnitedHealth Group Inc. 4.75% 2045	390	411
State of California, Various Purpose G.O. Bonds, 7.60% 2040	5,310	7,914
State of California, Various Purpose G.O. Bonds, 7.625% 2040	285	415
Verizon Communications Inc. 4.272% 2036	3,869	3,504
American Funds Insurance Series — Global Bond Fund — Page 123 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 4.522% 2048	$5,184	$4,654
Virgin Australia Holdings Ltd. 8.50% 2019[4]	275	276
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	545	523
VPI Escrow Corp. 6.375% 2020[4]	1,360	1,319
VPI Escrow Corp. 7.50% 2021[4]	2,000	2,005
VRX Escrow Corp. 6.125% 2025[4]	955	855
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[1]	90	92
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.762% 2043[1,2]	1,395	1,406
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[1]	250	257
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	380	394
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.713% 2049[1,2]	150	154
Walter Energy, Inc. 9.50% 2019[4,5]	2,150	559
WEA Finance LLC 1.75% 2017[4]	655	650
WEA Finance LLC 2.70% 2019[4]	1,500	1,489
WEA Finance LLC 3.25% 2020[4]	2,030	2,041
WEA Finance LLC 3.75% 2024[4]	535	533
Weatherford International PLC 4.50% 2022	685	494
Weatherford International PLC 6.75% 2040	280	198
WellPoint, Inc. 2.30% 2018	585	584
Wells Fargo & Co. 3.55% 2025	3,100	3,132
Western Gas Partners LP 4.00% 2022	1,500	1,329
Western Gas Partners LP 3.95% 2025	2,900	2,440
Williams Companies, Inc. 3.70% 2023	450	311
Williams Partners LP 4.125% 2020	375	335
Williams Partners LP 5.25% 2020	225	209
Williams Partners LP 4.50% 2023	760	617
Williams Partners LP 4.30% 2024	1,380	1,096
Wind Acquisition SA 4.75% 2020[4]	2,000	1,985
Wind Acquisition SA 7.375% 2021[4]	1,975	1,871
WM. Wrigley Jr. Co 3.375% 2020[4]	505	516
WPX Energy Inc. 7.50% 2020	375	306
Wynn Macau, Ltd. 5.25% 2021[4]	1,200	1,062
ZF Friedrichshafen AG 4.50% 2022[4]	235	231
ZF Friedrichshafen AG 4.75% 2025[4]	235	225
Zimmer Holdings, Inc. 3.15% 2022	790	778
Zimmer Holdings, Inc. 3.55% 2025	2,755	2,684
Zimmer Holdings, Inc. 4.25% 2035	575	538
		1,186,032
Total bonds, notes & other debt instruments (cost: $2,291,068,000)		2,170,845
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-1, 3.622% convertible preferred[8,11]	329	206
CEVA Group PLC, Series A-2, 2.622% convertible preferred[8,11]	37	16
Total convertible stocks (cost: $386,000)		222
Common stocks 0.05% U.S. dollars 0.01%
CEVA Group PLC[4,8,12]	431	194
Atrium Corp.[4,8,12]	2	—
		194
American Funds Insurance Series — Global Bond Fund — Page 124 of 160

Common stocks Miscellaneous 0.04%	Shares	Value (000)
Other common stocks in initial period of acquisition		$921
Total common stocks (cost: $3,388,000)		1,115
Short-term securities 3.78%	Principal amount (000)
Freddie Mac 0.21%–0.51% due 1/4/2016–4/26/2016	$ 28,500	28,477
General Electric Co. 0.15% due 1/4/2016	22,300	22,300
Mitsubishi UFJ Trust and Banking Corp. 0.29% due 1/11/2016[4]	12,200	12,199
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[4]	21,800	21,792
Total short-term securities (cost: $84,752,000)		84,768
Total investment securities 100.51% (cost: $2,379,594,000)		2,256,950
Other assets less liabilities (0.51)%		(11,399)
Net assets 100.00%		$2,245,551
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $452,127,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	1/6/2016	JPMorgan Chase	€13,589	$14,364	$406
Euros	1/14/2016	UBS AG	€17,250	$18,259	494
Euros	1/21/2016	HSBC Bank	€6,366	$7,033	(111)
Japanese yen	1/12/2016	Citibank	¥3,616,690	$29,502	597
Japanese yen	1/12/2016	Citibank	¥2,715,536	$22,216	383
Japanese yen	1/12/2016	UBS AG	¥786,896	$6,500	49
Japanese yen	1/21/2016	UBS AG	¥1,008,354	$8,199	194
Japanese yen	1/22/2016	HSBC Bank	¥1,653,392	$13,638	125
Japanese yen	1/22/2016	HSBC Bank	¥846,335	$7,000	45
Japanese yen	1/29/2016	HSBC Bank	¥1,458,912	$11,900	245
Japanese yen	2/3/2016	Citibank	¥422,118	$3,500	14
Japanese yen	2/12/2016	HSBC Bank	¥1,310,000	$10,679	230
					$2,671
Sales:
Australian dollars	1/21/2016	Citibank	$362	A$500	$(2)
Australian dollars	1/21/2016	UBS AG	$4,113	A$5,790	(101)
British pounds	1/13/2016	JPMorgan Chase	¥703,836	£3,800	255
British pounds	1/22/2016	HSBC Bank	C$4,026	£1,950	35
British pounds	1/25/2016	Bank of America, N.A.	€3,442	£2,500	57
British pounds	1/28/2016	UBS AG	$2,906	£1,950	31
British pounds	1/29/2016	Citibank	$11,884	£7,975	126
British pounds	1/29/2016	HSBC Bank	$11,884	£7,975	126
British pounds	1/29/2016	HSBC Bank	€4,814	£3,500	75
British pounds	1/29/2016	JPMorgan Chase	C$4,004	£1,925	55
Colombian pesos	1/12/2016	JPMorgan Chase	$2,617	COP8,700,000	(120)
Danish kroner	1/25/2016	JPMorgan Chase	€43,564	DKr325,000	11
Euros	1/8/2016	HSBC Bank	$4,548	€4,300	(126)
Euros	1/21/2016	HSBC Bank	¥1,076,215	€8,100	151
American Funds Insurance Series — Global Bond Fund — Page 125 of 160

	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Euros	1/22/2016	Bank of America, N.A.	$7,184	€6,550	$62
Hungarian forints	1/15/2016	UBS AG	€6,349	HUF2,014,400	(37)
Hungarian forints	1/15/2016	HSBC Bank	€51,253	HUF16,200,000	(89)
Hungarian forints	1/29/2016	HSBC Bank	€3,153	HUF1,000,000	(14)
Indian rupees	1/19/2016	JPMorgan Chase	$3,777	INR253,000	(35)
Indian rupees	1/22/2016	UBS AG	$5,786	INR385,000	(13)
Malaysian ringgits	1/13/2016	UBS AG	$2,676	MYR11,300	47
Mexican pesos	1/14/2016	Bank of America, N.A.	$90	MXN1,500	3
Mexican pesos	1/28/2016	Barclays Bank PLC	$7,249	MXN124,100	63
Norwegian kroner	1/25/2016	Bank of America, N.A.	$2,957	NKr25,613	64
Polish zloty	1/12/2016	Barclays Bank PLC	$5,885	PLN23,400	(79)
Polish zloty	1/12/2016	JPMorgan Chase	$5,885	PLN23,720	(160)
Polish zloty	1/15/2016	Citibank	€10,152	PLN44,200	(227)
Polish zloty	1/21/2016	UBS AG	€12,724	PLN55,400	(281)
South African rand	1/12/2016	UBS AG	$1,670	ZAR24,300	102
South African rand	1/14/2016	Bank of America, N.A.	$1,249	ZAR19,100	18
South African rand	1/28/2016	JPMorgan Chase	$2,324	ZAR35,000	73
Swedish kronor	1/21/2016	Citibank	$4,530	SKr38,340	(15)
Swedish kronor	1/29/2016	HSBC Bank	€2,913	SKr27,000	(33)
Turkish lira	1/15/2016	Bank of America, N.A.	$1,373	TRY4,100	(27)
					$(5)
Forward currency contracts — net					$2,666
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $99,315,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	0.987%	11/10/2017	$7,000	$16
Pay	LCH	3-month USD-LIBOR	0.9887	11/25/2017	7,000	18
Receive	LCH	3-month USD-LIBOR	1.572	9/16/2020	10,000	(50)
Pay	LCH	6-month JPY-LIBOR	0.5725	3/5/2025	¥2,850,000	(430)
Pay	LCH	3-month USD-LIBOR	2.222	11/10/2025	$6,000	(29)
Pay	LCH	3-month USD-LIBOR	2.555	10/22/2045	10,000	134
Receive	LCH	6-month EURIBOR	1.5093	10/26/2045	€5,000	(139)
Pay	LCH	3-month USD-LIBOR	2.562	11/4/2045	$4,000	48
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	17,400	344
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	1,100	20
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	10,000	133
						$65
American Funds Insurance Series — Global Bond Fund — Page 126 of 160

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $207,741,000, which represented 9.25% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,083,000, which represented .27% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" was $834,000, which represented .04% of the net assets of the fund.
[9]	Purchased on a TBA basis.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,412,000, which represented .29% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.622% convertible preferred	5/2/2013	$ 334	$206.01%
CEVA Group PLC, Series A-2, 2.622% convertible preferred	3/10/2010	52	16.00
Total private placement securities		$ 386	$ 222.01%

Key to abbreviations
G.O. = General Obligation
LCH = LCH.Clearnet
LOC = Letter of Credit
TBA = To-be-announced
American Funds Insurance Series — Global Bond Fund — Page 127 of 160

High-Income Bond Fund
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 85.50% Corporate bonds & notes 84.08% Telecommunication services 13.64%	Principal amount (000)	Value (000)
Altice Financing SA 6.625% 2023[1]	$2,335	$2,312
Altice Finco SA 9.875% 2020[1]	850	907
Altice Finco SA 6.50% 2022[1]	1,000	992
Altice Finco SA 7.625% 2025[1]	250	232
Altice Finco SA, First Lien, 7.75% 2022[1]	1,400	1,267
CenturyLink, Inc. 6.45% 2021	250	245
CenturyLink, Inc. 6.75% 2023	1,025	965
CenturyLink, Inc., Series T, 5.80% 2022	500	460
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,384
Columbus International Inc. 7.375% 2021[1]	1,800	1,789
Digicel Group Ltd. 8.25% 2020[1]	17,300	14,359
Digicel Group Ltd. 6.00% 2021[1]	7,150	6,060
Digicel Group Ltd. 7.125% 2022[1]	3,250	2,454
Frontier Communications Corp. 8.125% 2018	4,325	4,482
Frontier Communications Corp. 8.50% 2020	3,000	3,015
Frontier Communications Corp. 8.875% 2020[1]	900	913
Frontier Communications Corp. 6.25% 2021	150	128
Frontier Communications Corp. 9.25% 2021	5,775	5,696
Frontier Communications Corp. 8.75% 2022	200	186
Frontier Communications Corp. 10.50% 2022[1]	6,380	6,356
Frontier Communications Corp. 11.00% 2025[1]	11,280	11,195
Intelsat Jackson Holding Co. 7.25% 2019	5,200	4,797
Intelsat Jackson Holding Co. 7.25% 2020	5,000	4,375
Intelsat Jackson Holding Co. 6.625% 2022	15,875	10,200
Intelsat Luxembourg Holding Co. 6.75% 2018	5,820	4,365
Level 3 Communications, Inc. 5.125% 2023[1]	1,625	1,619
LightSquared, Term Loan, 9.75% 2020[2,3,4]	28,389	26,402
MetroPCS Wireless, Inc. 6.25% 2021	13,925	14,412
MetroPCS Wireless, Inc. 6.625% 2023	3,950	4,039
Millicom International Cellular SA 6.625% 2021[1]	4,040	3,752
Neptune Finco Corp. (Altice NV) 10.125% 2023[1]	300	314
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	475	495
Numericable Group SA 4.875% 2019[1]	19,075	18,956
Numericable Group SA 6.00% 2022[1]	1,290	1,255
Sable International Finance Ltd. 6.875% 2022[1]	3,775	3,662
SoftBank Corp. 4.50% 2020[1]	5,000	4,987
Sprint Nextel Corp. 8.375% 2017	625	619
Sprint Nextel Corp. 7.00% 2020	18,030	13,973
Sprint Nextel Corp. 7.25% 2021	4,450	3,326
Sprint Nextel Corp. 11.50% 2021	3,475	3,214
Sprint Nextel Corp. 7.875% 2023	2,050	1,545
Sprint Nextel Corp. 7.625% 2025	1,950	1,433
Sprint Nextel Corp. 6.875% 2028	700	492
T-Mobile US, Inc. 6.542% 2020	3,054	3,191
T-Mobile US, Inc. 6.731% 2022	3,900	4,075
American Funds Insurance Series — High-Income Bond Fund — Page 128 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 6.375% 2025	$1,250	$1,269
T-Mobile US, Inc. 6.50% 2026	3,225	3,264
Trilogy International Partners, LLC 10.25% 2016[1]	12,675	12,406
Wind Acquisition SA 4.75% 2020[1]	6,575	6,526
Wind Acquisition SA 7.375% 2021[1]	21,025	19,921
Zayo Group Holdings, Inc. 6.375% 2025	675	629
		244,910
Health care 13.64%
21st Century Oncology Holdings Inc. 11.00% 2023[1]	2,135	1,655
Alere Inc. 6.375% 2023[1]	660	619
AMAG Pharmaceuticals, Inc. 7.875% 2023[1]	300	266
Centene Corp. 4.75% 2022	8,665	8,427
Concordia Healthcare Corp., Term Loan B, 5.25% 2021[2,3,4]	890	850
Concordia Healthcare Corp. 9.50% 2022[1]	3,735	3,698
Concordia Healthcare Corp. 7.00% 2023[1]	3,020	2,635
ConvaTec Finance International SA 8.25% 2019[1,5]	7,225	6,746
DaVita HealthCare Partners Inc. 5.00% 2025	4,265	4,126
DJO Finance LLC 10.75% 2020[1]	4,550	4,140
DJO Finco Inc. 8.125% 2021[1]	13,750	12,237
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[1]	1,910	1,910
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	6,405	6,245
HCA Inc. 6.50% 2020	1,125	1,229
HCA Inc. 4.75% 2023	325	323
HCA Inc. 5.00% 2024	3,900	3,900
HCA Inc. 5.875% 2026	1,650	1,660
HealthSouth Corp. 5.75% 2024[1]	1,675	1,606
HealthSouth Corp. 5.75% 2025[1]	4,035	3,773
Hologic, Inc. 5.25% 2022[1]	975	998
inVentiv Health Inc. 9.00% 2018[1]	7,245	7,444
inVentiv Health Inc. 10.00% 2018	8,597	8,210
inVentiv Health Inc. 10.00% 2018	3,930	3,910
inVentiv Health Inc. 12.00% 2018[1,5]	19,523	17,722
Kindred Healthcare, Inc. 8.00% 2020	3,700	3,478
Kindred Healthcare, Inc. 8.75% 2023	1,000	924
Kinetic Concepts, Inc. 10.50% 2018	23,420	22,893
Kinetic Concepts, Inc. 12.50% 2019	14,035	12,807
Mallinckrodt PLC 4.875% 2020[1]	5,460	5,283
Mallinckrodt PLC 5.75% 2022[1]	756	730
Mallinckrodt PLC 5.625% 2023[1]	2,250	2,149
MEDNAX, Inc. 5.25% 2023[1]	1,555	1,567
Molina Healthcare, Inc. 5.375% 2022[1]	2,300	2,306
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	8,340	5,734
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[2,3,4]	8,831	7,539
Patheon Inc. 7.50% 2022[1]	600	587
PRA Holdings, Inc. 9.50% 2023[1]	2,847	3,110
Quintiles Transnational Corp. 4.875% 2023[1]	2,550	2,575
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,4,6]	3,030	2,979
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,4,6]	2,300	2,289
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,6]	5,385	4,816
Teamhealth Inc. 7.25% 2023[1]	725	752
Tenet Healthcare Corp. 4.375% 2021	1,000	970
Tenet Healthcare Corp. 6.75% 2023	3,985	3,704
Tenet Healthcare Corp., First Lien, 4.75% 2020	6,685	6,752
American Funds Insurance Series — High-Income Bond Fund — Page 129 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp., First Lien, 6.00% 2020	$5,555	$5,874
Tenet Healthcare Corp., First Lien, 4.50% 2021	5,230	5,125
Valeant Pharmaceuticals International Inc. 7.00% 2020[1]	345	346
Valeant Pharmaceuticals International, Inc., Term Loan BF-1, 4.00% 2022[2,3,4]	399	385
VPI Escrow Corp. 6.75% 2018[1]	8,275	8,242
VPI Escrow Corp. 6.375% 2020[1]	10,070	9,768
VPI Escrow Corp. 7.50% 2021[1]	500	501
VRX Escrow Corp. 5.375% 2020[1]	5,200	4,914
VRX Escrow Corp. 5.875% 2023[1]	2,020	1,813
VRX Escrow Corp. 6.125% 2025[1]	10,700	9,576
		244,817
Consumer discretionary 12.68%
Asbury Automotive Group, Inc. 6.00% 2024	925	960
Asbury Automotive Group, Inc. 6.00% 2024[1]	500	519
Boyd Gaming Corp. 9.00% 2020	8,600	9,159
Boyd Gaming Corp. 6.875% 2023	875	903
Burger King Corp. 4.625% 2022[1]	1,500	1,507
Burger King Corp. 6.00% 2022[1]	6,875	7,098
Cablevision Systems Corp. 7.75% 2018	2,875	2,997
Cablevision Systems Corp. 6.75% 2021	1,550	1,527
CBS Outdoor Americas Inc. 5.25% 2022	900	924
CBS Outdoor Americas Inc. 5.625% 2024	2,025	2,088
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	2,400	2,500
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	600	634
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[1]	1,000	1,001
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	12,740	12,804
CEC Entertainment, Inc. 8.00% 2022	5,050	4,797
Cedar Fair, LP 5.25% 2021	624	646
Cedar Fair, LP 5.375% 2024	1,810	1,837
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	21,345	20,945
Churchill Downs Inc. 5.375% 2021[1]	1,200	1,209
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	5,875	5,449
Cumulus Media Holdings Inc. 7.75% 2019	3,225	1,105
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,3,4]	918	699
Delta 2 (Formula One), Term Loan B, 7.75% 2022[2,3,4]	4,545	4,218
DISH DBS Corp. 4.25% 2018	8,975	9,020
Family Tree Escrow LLC 5.25% 2020[1]	1,400	1,453
Family Tree Escrow LLC 5.75% 2023[1]	1,450	1,519
Gannett Co., Inc. 5.125% 2019	915	949
Gannett Co., Inc. 4.875% 2021[1]	1,535	1,543
General Motors Co. 4.00% 2025	465	442
Goodyear Tire & Rubber Co. 5.125% 2023	1,695	1,746
Group 1 Automotive, Inc. 5.25% 2023[1]	1,575	1,567
Guitar Center, Inc. 9.625% 2020[1]	1,300	917
Hilton Worldwide Finance LLC 5.625% 2021	1,350	1,406
iHeartCommunications, Inc. 11.25% 2021	475	334
iHeartCommunications, Inc. 10.625% 2023	6,955	4,851
International Game Technology 6.25% 2022[1]	2,000	1,880
Jarden Corp. 5.00% 2023[1]	675	694
Laureate Education, Inc. 10.00% 2019[1]	300	187
Lear Corp., 4.75% 2023	1,275	1,288
Lear Corp., 5.25% 2025	1,425	1,457
Limited Brands, Inc. 6.625% 2021	875	973
American Funds Insurance Series — High-Income Bond Fund — Page 130 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Limited Brands, Inc. 6.875% 2035[1]	$2,500	$2,578
McClatchy Co. 9.00% 2022	3,275	2,927
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	2,500	2,416
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	3,400	3,340
Melco Crown Entertainment Ltd. 5.00% 2021[1]	450	412
MGM Resorts International 8.625% 2019	5,875	6,538
MGM Resorts International 7.75% 2022	750	800
MGM Resorts International 6.00% 2023	7,325	7,288
Michaels Stores, Inc. 5.875% 2020[1]	2,800	2,898
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	835	887
NCL Corp. Ltd. 5.25% 2019[1]	1,625	1,657
Needle Merger Sub Corp. 8.125% 2019[1]	8,831	7,109
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	9,125	6,798
Neiman Marcus Group LTD Inc. 8.75% 2021[1,5]	3,995	2,497
Neiman Marcus, Term Loan B, 4.25% 2020[2,3,4]	1,470	1,305
Netflix, Inc. 5.75% 2024	600	620
Party City Holdings Inc. 6.125% 2023[1]	1,250	1,219
PETCO Animal Supplies, Inc. 9.25% 2018[1]	3,250	3,339
PETsMART, Inc. 7.125% 2023[1]	4,300	4,274
Pinnacle Entertainment, Inc. 6.375% 2021	1,450	1,532
Playa Resorts Holding BV 8.00% 2020[1]	6,375	6,502
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[2,3,4]	880	856
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	1,075	1,091
Schaeffler Finance BV 4.25% 2021[1]	810	808
Sirius Minerals PLC 4.625% 2023[1]	750	738
Sotheby’s Holdings, Inc. 5.25% 2022[1]	2,300	2,104
Standard Pacific Corp. 5.875% 2024	1,850	1,942
Station Casinos LLC 7.50% 2021	325	333
Tempur Sealy International, Inc. 5.625% 2023[1]	520	528
TI Automotive Ltd. 8.75% 2023[1]	4,445	4,123
Tribune Media Co. 5.875% 2022[1]	1,205	1,208
Univision Communications Inc. 8.50% 2021[1]	2,500	2,566
Univision Communications Inc. 5.125% 2023[1]	1,610	1,558
Univision Communications Inc. 5.125% 2025[1]	295	281
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,4]	73	72
VTR Finance BV 6.875% 2024[1]	825	761
Warner Music Group 13.75% 2019	1,275	1,334
Warner Music Group 5.625% 2022[1]	2,350	2,274
Warner Music Group 6.75% 2022[1]	2,500	2,175
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	2,500	2,379
Wynn Macau, Ltd. 5.25% 2021[1]	9,300	8,230
ZF Friedrichshafen AG 4.00% 2020[1]	565	572
ZF Friedrichshafen AG 4.50% 2022[1]	3,765	3,694
ZF Friedrichshafen AG 4.75% 2025[1]	3,375	3,227
		227,542
Industrials 11.75%
ADT Corp. 4.125% 2019	6,275	6,487
ADT Corp. 3.50% 2022	2,050	1,845
American Builders & Contractors Supply Co. Inc. 5.75% 2023[1]	1,475	1,490
ARAMARK Corp. 5.125% 2024[1]	2,225	2,272
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	22,080	15,346
BlueLine Rental Finance Corp., 7.00% 2019[1]	200	181
Bombardier Inc. 4.75% 2019[1]	870	720
American Funds Insurance Series — High-Income Bond Fund — Page 131 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Bombardier Inc. 7.75% 2020[1]	$780	$634
Builders Firstsource 7.625% 2021[1]	12,595	13,319
Builders Firstsource 10.75% 2023[1]	1,525	1,521
CEVA Group PLC 9.00% 2021[1]	2,275	1,777
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[2,3,4]	1,867	1,562
CEVA Group PLC, Term Loan B, 6.50% 2021[2,3,4]	2,669	2,233
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	1,935	1,619
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	334	279
CNH Capital LLC 4.375% 2020	670	633
Constellis Holdings 9.75% 2020[1]	500	413
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	114	117
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	7	7
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	53	56
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	301	320
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	19	19
Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	11,440
Corporate Risk Holdings LLC 13.50% 2020[1,5,6]	1,097	1,077
DAE Aviation Holdings, Inc. 10.00% 2023[1]	8,495	8,474
Eletson Holdings Inc. 9.625% 2022[1]	1,250	1,119
Euramax International, Inc. 12.00% 2020[1]	6,050	5,505
Gardner Denver, Inc. 6.875% 2021[1]	2,400	1,848
Gardner Denver, Inc., Term Loan B, 4.25% 2020[2,3,4]	1,695	1,532
Gates Global LLC 6.00% 2022[1]	4,375	3,172
General Electric Co. 4.10% (undated)	1,066	1,065
Hardwoods Acquisition Inc 7.50% 2021[1]	7,525	6,246
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[2,3,4,6,7]	110	9
HD Supply, Inc. 7.50% 2020	2,250	2,351
HD Supply, Inc. 11.50% 2020	1,225	1,363
HD Supply, Inc. 5.25% 2021[1]	4,625	4,735
HDTFS Inc. 5.875% 2020	2,725	2,824
HDTFS Inc. 6.25% 2022	2,800	2,912
Huntington Ingalls Industries Inc. 5.00% 2025[1]	470	478
KLX Inc. 5.875% 2022[1]	8,295	7,922
LMI Aerospace Inc. 7.375% 2019	4,125	4,104
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	11,350	9,945
Navios Maritime Holdings Inc. 7.375% 2022[1]	5,225	2,632
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	6,145	2,673
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	2,500	2,547
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	2,775	2,855
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	1,200	1,189
Nortek Inc. 8.50% 2021	7,610	7,934
Ply Gem Industries, Inc. 6.50% 2022	9,025	8,292
Ply Gem Industries, Inc. 6.50% 2022	4,800	4,344
PrimeSource Building Products Inc 9.00% 2023[1]	425	406
R.R. Donnelley & Sons Co. 7.25% 2018	3,554	3,741
R.R. Donnelley & Sons Co. 7.875% 2021	6,975	7,238
R.R. Donnelley & Sons Co. 7.00% 2022	1,500	1,425
R.R. Donnelley & Sons Co. 6.50% 2023	3,900	3,622
Red de Carreteras de Occidente 9.00% 2028[3]	MXN18,330	1,034
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	$12,220	8,859
Standard Aero Holdings, Inc., Term Loan B, 5.25% 2022[2,3,4]	450	449
TRAC Intermodal 11.00% 2019	750	816
TransDigm Inc. 5.50% 2020	1,525	1,483
TransDigm Inc. 7.50% 2021	500	520
American Funds Insurance Series — High-Income Bond Fund — Page 132 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
TransDigm Inc. 6.00% 2022	$1,200	$1,179
TransDigm Inc. 6.50% 2024	800	800
TransDigm Inc. 6.50% 2025[1]	1,200	1,167
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	19	20
United Rentals, Inc. 7.375% 2020	1,275	1,348
United Rentals, Inc. 7.625% 2022	4,175	4,483
Univar Inc. 6.75% 2023[1]	1,300	1,190
Vander Intermediate Holdings, 10.50% 2019[1,5]	225	147
Virgin Australia Holdings Ltd. 8.50% 2019[1]	3,225	3,240
Watco Companies 6.375% 2023[1]	395	391
XPO Logistics, Inc. 7.875% 2019[1]	700	714
XPO Logistics, Inc. 6.50% 2022[1]	1,050	975
XPO Logistics, Inc., Term Loan B, 5.50% 2021[2,3,4]	2,175	2,169
		210,853
Energy 9.73%
Alpha Natural Resources, Inc. 7.50% 2020[1,7]	12,350	278
Alpha Natural Resources, Inc. 7.50% 2020[1,7]	4,794	108
American Energy - Woodford LLC 12.00% 2020[1,5]	4,924	762
American Energy (Marcellus), Term Loan B, 5.25% 2020[2,3,4]	7,275	1,973
American Energy (Marcellus), Term Loan A, 8.50% 2021[2,3,4]	4,775	72
American Energy (Permian Basin) 7.125% 2020[1]	3,350	1,277
American Energy (Permian Basin) 7.375% 2021[1]	1,775	701
Antero Resources Corp. 5.375% 2021	570	459
Arch Coal, Inc. 7.00% 2019[6]	700	—
Arch Coal, Inc. 7.25% 2021[6]	1,000	—
Baytex Energy Corp. 5.125% 2021[1]	3,000	2,115
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	4,000	2,780
Bonanza Creek Energy, Inc. 6.75% 2021	1,525	930
Bonanza Creek Energy, Inc. 5.75% 2023	1,775	932
Chesapeake Energy Corp. 4.875% 2022	6,250	1,766
Chesapeake Energy Corp. 8.00% 2022[1]	680	337
Concho Resources Inc. 5.50% 2023	1,100	1,023
CONSOL Energy Inc. 5.875% 2022	9,900	6,187
Continental Resources Inc. 5.00% 2022	300	222
Denbury Resources Inc. 4.625% 2023	8,100	2,648
Diamond Offshore Drilling, Inc. 4.875% 2043	1,610	983
Enbridge Energy Partners, LP 4.375% 2020	900	879
Enbridge Energy Partners, LP 5.875% 2025	685	661
Enbridge Energy Partners, LP 7.375% 2045	2,005	1,926
Energy Transfer Partners, LP 7.50% 2020	1,575	1,465
Energy Transfer Partners, LP 5.875% 2024	4,550	3,731
Ensco PLC 5.20% 2025	1,100	785
Ensco PLC 5.75% 2044	3,720	2,457
EP Energy Corp. 9.375% 2020	3,450	2,217
EP Energy Corp. 6.375% 2023	2,600	1,313
Genesis Energy, LP 6.75% 2022	4,425	3,783
Jupiter Resources Inc. 8.50% 2022[1]	900	364
Kinder Morgan, Inc. 4.30% 2025	1,440	1,247
Matador Resources Co. 6.875% 2023	100	93
Murray Energy Corp. 11.25% 2021[1]	500	94
Murray Energy Corp., Term Loan B1, 7.00% 2017[2,3,4]	472	380
Newfield Exploration Co. 5.75% 2022	425	378
NGL Energy Partners LP 5.125% 2019	465	370
American Funds Insurance Series — High-Income Bond Fund — Page 133 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGL Energy Partners LP 6.875% 2021	$9,230	$6,969
NGPL PipeCo LLC 7.119% 2017[1]	7,540	7,050
NGPL PipeCo LLC 9.625% 2019[1]	15,075	14,170
NGPL PipeCo LLC 7.768% 2037[1]	3,400	2,703
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	1,637	1,551
Noble Corp PLC 5.95% 2025	3,235	2,236
Noble Corp PLC 6.95% 2045	3,450	2,213
Oasis Petroleum Inc. 6.875% 2022	3,850	2,483
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,3]	1,562	359
ONEOK, Inc. 4.25% 2022	1,450	1,048
ONEOK, Inc. 7.50% 2023	450	376
PBF Energy Inc. 7.00% 2023[1]	1,450	1,416
PDC Energy Inc. 7.75% 2022	6,875	6,634
Peabody Energy Corp. 6.00% 2018	33,745	6,412
Peabody Energy Corp. 6.50% 2020	2,500	356
Peabody Energy Corp. 6.25% 2021	6,220	886
Petrobras Global Finance Co. 6.25% 2024	1,395	1,004
Petrobras International Finance Co. 3.875% 2016	1,200	1,197
Petrobras International Finance Co. 5.75% 2020	590	465
QGOG Constellation SA 6.25% 2019[1]	6,105	2,762
Range Resources Corp. 5.00% 2023	300	225
Range Resources Corp. 4.875% 2025[1]	2,075	1,585
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,175	3,764
Rice Energy Inc. 6.25% 2022	3,600	2,610
Rice Energy Inc. 7.25% 2023[1]	1,500	1,102
Sabine Pass Liquefaction, LLC 5.625% 2021	7,400	6,845
Sabine Pass Liquefaction, LLC 5.75% 2024	6,195	5,421
Sabine Pass Liquefaction, LLC 5.625% 2025[1]	8,495	7,221
Samson Investment Co. 9.75% 2020	1,300	3
Samson Investment Co., Term Loan B, 5.00% 2018[2,3,4,7]	150	6
SandRidge Energy, Inc. 7.50% 2023	5,400	614
Seven Generations Energy Ltd. 6.75% 2023[1]	1,125	951
SM Energy Co. 5.625% 2025	4,700	3,114
Southwestern Energy Co. 4.95% 2025	230	145
Sunoco LP 5.50% 2020[1]	1,325	1,262
Targa Resources Corp. 4.125% 2019	2,850	2,387
Targa Resources Partners LP 6.75% 2024[1]	1,925	1,646
Teekay Corp. 8.50% 2020	8,993	6,115
Teekay Corp. 8.50% 2020[1]	6,530	4,440
Tesoro Logistics LP 5.50% 2019[1]	1,725	1,682
Tesoro Logistics LP 5.875% 2020	700	672
Tesoro Logistics LP 6.25% 2022[1]	450	429
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	290	269
Transocean Inc. 3.00% 2017	950	845
Transocean Inc. 7.13% 2021	2,280	1,479
Weatherford International PLC 4.50% 2022	3,675	2,651
Weatherford International PLC 6.75% 2040	1,445	1,021
Whiting Petroleum Corp. 5.00% 2019	550	418
Williams Companies, Inc. 3.70% 2023	2,450	1,695
WPX Energy Inc. 7.50% 2020	2,025	1,650
YPF Sociedad Anónima 8.50% 2025[1]	2,620	2,509
		174,762
American Funds Insurance Series — High-Income Bond Fund — Page 134 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 9.51%	Principal amount (000)	Value (000)
ArcelorMittal 6.125% 2018	$650	$598
ArcelorMittal 10.85% 2019	850	801
ArcelorMittal 6.25% 2021	5,660	4,584
ArcelorMittal 6.125% 2025	1,450	1,062
ArcelorMittal 7.75% 2041	16,855	11,482
Ball Corp. 4.375% 2020	5,525	5,622
Berry Plastics Corp. 6.00% 2022[1]	375	383
Berry Plastics Corp. 5.125% 2023	1,500	1,462
BHP Billiton Finance Ltd. 6.25% 2075[1]	1,125	1,104
BHP Billiton Finance Ltd. 6.75% 2075[1]	1,125	1,088
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[1]	1,895	2,054
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[1]	875	967
Building Materials Corp. 6.00% 2025[1]	525	538
CEMEX Finance LLC 7.25% 2021[1]	450	434
CEMEX SAB de CV 6.50% 2019[1]	400	387
Chemours Co. 6.625% 2023[1]	8,310	5,859
Chemours Co. 7.00% 2025[1]	5,490	3,761
Cliffs Natural Resources Inc. 8.25% 2020[1]	3,425	2,629
First Quantum Minerals Ltd. 6.75% 2020[1]	19,643	12,768
First Quantum Minerals Ltd. 7.00% 2021[1]	17,193	10,875
First Quantum Minerals Ltd. 7.25% 2022[1]	3,025	1,906
FMG Resources 9.75% 2022[1]	22,925	21,091
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	6,080	3,557
Georgia Gulf Corp. 4.625% 2021	1,350	1,247
Georgia Gulf Corp. 4.875% 2023	800	723
Huntsman International LLC 4.875% 2020	3,200	2,936
JMC Steel Group Inc. 8.25% 2018[1]	16,400	10,947
LSB Industries, Inc. 7.75% 2019	6,175	5,156
Owens-Illinois, Inc. 5.00% 2022[1]	560	550
Owens-Illinois, Inc. 5.875% 2023[1]	1,720	1,749
Owens-Illinois, Inc. 5.375% 2025[1]	420	412
Owens-Illinois, Inc. 6.375% 2025[1]	2,565	2,640
Platform Specialty Products Corp. 10.375% 2021[1]	1,645	1,645
Platform Specialty Products Corp. 6.50% 2022[1]	305	265
Platform Specialty Products Corp., Term Loan B-1, 5.50% 2020[2,3,4]	1,230	1,194
Rayonier Advanced Materials Inc. 5.50% 2024[1]	3,065	2,437
Reynolds Group Holdings, Ltd. 6.00% 2017[1]	675	656
Reynolds Group Inc. 9.875% 2019	1,863	1,879
Reynolds Group Inc. 5.75% 2020	25,195	25,691
Reynolds Group Inc. 6.875% 2021	425	439
Ryerson Inc. 9.00% 2017	6,950	5,386
Ryerson Inc. 11.25% 2018	1,300	975
Scotts Miracle-Gro Co. 6.00% 2023[1]	375	393
Sealed Air Corp. 4.875% 2022[1]	1,670	1,680
Summit Materials, Inc. 6.125% 2023[1]	875	866
Summit Materials, Inc. 6.125% 2023	730	723
Tembec Industries Inc. 9.00% 2019[1]	1,620	1,061
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	355	375
Walter Energy, Inc. 9.50% 2019[1,7]	14,200	3,692
		170,729
American Funds Insurance Series — High-Income Bond Fund — Page 135 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 6.83%	Principal amount (000)	Value (000)
Ally Financial Inc. 8.00% 2020	$1,125	$1,285
Ally Financial Inc. 5.75% 2025	2,900	2,944
American International Group, Inc. 8.175% 2068	1,105	1,456
Bank of America Corp., Series AA, 6.10% (undated)	586	595
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	450	458
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	875	891
BNP Paribas, convertible bonds, 7.375% 2049[1]	2,350	2,415
CIT Group Inc. 4.25% 2017	750	769
CIT Group Inc. 3.875% 2019	13,340	13,307
Citigroup Inc., Series P, 5.95% (undated)	1,563	1,506
Citigroup Inc., Series R, junior subordinated 6.125% (undated)	1,825	1,864
Communications Sales & Leasing, Inc. 6.00% 2023[1]	3,950	3,743
Communications Sales & Leasing, Inc. 8.25% 2023	4,832	4,143
Corrections Corporation of America 5.00% 2022	675	675
Credit Suisse Group AG, convertible bonds, 7.50% 2049[1]	950	1,002
Crescent Resources 10.25% 2017[1]	5,445	5,465
Crown Castle International Corp. 4.875% 2022	900	936
Crown Castle International Corp., Term Loan B-2, 3.00% 2021[2,3,4]	2,000	1,999
Equinix, Inc. 5.375% 2022	525	541
Equinix, Inc. 5.875% 2026	1,150	1,187
General Motors Acceptance Corp. 7.50% 2020	1,150	1,304
Goldman Sachs Group, Inc., Series M, junior subordinated 5.375% (undated)	1,525	1,517
Icahn Enterprises Finance Corp. 3.50% 2017	7,025	7,078
Icahn Enterprises Finance Corp. 6.00% 2020	1,400	1,417
International Lease Finance Corp. 8.25% 2020	875	1,037
Intesa Sanpaolo SpA, convertible notes, 7.70% 2049[1]	550	561
Iron Mountain Inc. 6.00% 2020[1]	775	820
Iron Mountain Inc. 5.75% 2024	5,275	5,110
iStar Financial Inc. 4.00% 2017	7,500	7,372
iStar Financial Inc. 4.875% 2018	1,925	1,894
iStar Financial Inc. 5.00% 2019	7,700	7,507
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,508
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	1,475	1,503
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	1,200	1,371
MetLife Capital Trust X, junior subordinated 9.25% 2068[1]	800	1,106
MetLife Inc., junior subordinated 10.75% 2069	500	784
MSCI Inc. 5.75% 2025[1]	400	411
National Financial Partners Corp. 9.00% 2021[1]	425	390
Newstar Financial Inc. 7.25% 2020	2,225	2,167
Nordea Bank AB, 5.50% (undated)[1]	600	599
Nordea Bank AB, 6.125% (undated)[1]	600	588
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	900	959
Realogy Corp. 4.50% 2019[1]	8,975	9,255
Realogy Corp. 5.25% 2021[1]	4,725	4,861
Realogy Corp., Barclays PLC LOC, 4.40% 2016[2,3,4]	507	500
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1]	1,265	1,471
Ryman Hospitality Properties, Inc. 5.00% 2023	400	402
Société Générale 8.00% 2049[1]	550	560
Société Générale 8.25% 2049	665	707
State Street Corp., junior subordinated, 5.25% 2049	2,025	2,038
UBS AG 6.875% (undated)	325	322
UBS AG 7.00% (undated)	370	392
UBS AG 7.125% (undated)	275	289
US Bancorp., junior subordinated 5.125% (undated)	1,945	1,957
American Funds Insurance Series — High-Income Bond Fund — Page 136 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	$1,325	$1,378
ZFS Finance (USA) Trust II, junior subordinated, 6.45% 2065[1]	500	508
ZFS Finance (USA) Trust V, junior subordinated, 6.50% 2067[1]	2,675	2,735
		122,559
Information technology 4.18%
Alcatel-Lucent USA Inc. 4.625% 2017[1]	1,800	1,849
Alcatel-Lucent USA Inc. 6.75% 2020[1]	1,389	1,469
Alcatel-Lucent USA Inc. 8.875% 2020[1]	3,190	3,393
Apple Inc. 4.375% 2045	1,150	1,163
Avago Technologies Ltd., Term Loan B, 4.25% 2022[2,3,4]	1,650	1,632
CommScope Holding Co., Inc. 5.00% 2021[1]	700	674
CommScope Inc. 5.50% 2024[1]	900	858
First Data Corp. 8.75% 2022[1,5]	702	734
First Data Corp. 5.375% 2023[1]	4,075	4,106
First Data Corp. 7.00% 2023[1]	20,925	20,977
First Data Corp. 5.75% 2024[1]	1,875	1,852
Freescale Semiconductor, Inc. 5.00% 2021[1]	8,250	8,477
Freescale Semiconductor, Inc. 6.00% 2022[1]	13,550	14,227
Hughes Satellite Systems Corp. 7.625% 2021	1,500	1,596
Infor Inc. 5.75% 2020[1]	2,200	2,222
Infor Software 7.125% 2021[1,5]	400	291
Informatica Corp. 7.125% 2023[1]	400	364
Nuance Communications, Inc. 5.375% 2020[1]	250	252
NXP BV and NXP Funding LLC 4.125% 2020[1]	1,000	1,002
NXP BV and NXP Funding LLC, Term Loan B, 3.75% 2020[2,3,4]	1,950	1,944
Qorvo, Inc. 7.00% 2025[1]	1,825	1,884
Sabre Holdings Corp. 5.25% 2023[1]	650	646
Serena Software, Inc., Term Loan B, 7.50% 2020[2,3,4]	3,092	3,042
SS&C Technologies Holdings Inc. 5.875% 2023[1]	425	440
		75,094
Utilities 1.38%
AES Corp. 8.00% 2020	1,600	1,768
AES Corp. 7.375% 2021	2,850	2,921
AES Corp. 5.50% 2024	775	696
AES Corp. 5.50% 2025	2,200	1,952
Calpine Corp. 6.00% 2022[1]	650	674
Calpine Corp. 5.375% 2023	515	465
Calpine Corp. 7.875% 2023[1]	180	193
Calpine Corp. 5.50% 2024	990	879
Dynegy Finance Inc. 6.75% 2019	720	680
Dynegy Finance Inc. 7.375% 2022	6,055	5,298
Dynegy Finance Inc. 7.625% 2024	5,285	4,544
Enel Società per Azioni 8.75% 2073[1]	1,505	1,721
NRG Energy, Inc. 7.625% 2018	625	655
NRG Energy, Inc. 6.25% 2022	1,790	1,562
TXU, Term Loan, 4.65% 2017[2,3,4,7]	2,461	756
		24,764
Consumer staples 0.74%
Central Garden & Pet Co. 6.125% 2023	1,075	1,091
Constellation Brands, Inc. 3.875% 2019	250	258
Constellation Brands, Inc. 6.00% 2022	700	772
American Funds Insurance Series — High-Income Bond Fund — Page 137 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 4.75% 2025	$1,050	$1,072
H.J Heinz Co. 4.875% 2025[1]	1,499	1,595
Ingles Markets, Inc. 5.75% 2023	475	476
JBS USA LLC 5.875% 2024[1]	705	642
Kronos Acquisition Holdings Inc. 9.00% 2023[1]	425	365
Post Holdings, Inc. 6.75% 2021[1]	1,425	1,457
Post Holdings, Inc. 7.75% 2024[1]	925	971
Post Holdings, Inc. 8.00% 2025[1]	925	983
Reynolds American Inc. 5.85% 2045	2,250	2,509
Tops Holding Corp. and Tops Markets, LLC 8.00% 2022[1]	1,175	1,163
		13,354
Total corporate bonds & notes		1,509,384
Bonds & notes of governments & government agencies outside the U.S. 0.70%
Ghana (Republic of) 7.875% 2023	2,500	1,984
Hungarian Government 6.375% 2021	1,000	1,142
Kenya (Republic of) 6.875% 2024	2,250	1,980
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR15,150	891
United Mexican States Government, Series M20, 10.00% 2024	MXN27,500	2,013
Zambia (Republic of) 8.50% 2024	$4,000	3,191
Zambia (Republic of) 8.97% 2027[1,3]	1,790	1,425
		12,626
U.S. Treasury bonds & notes 0.55% U.S. Treasury 0.55%
U.S. Treasury 1.375% 2020[8]	10,000	9,874
Total U.S. Treasury bonds & notes		9,874
Asset-backed obligations 0.17%
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.602% 2023[1,2,3]	1,190	1,189
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.571% 2023[1,2,3]	425	423
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.762% 2023[1,2,3]	925	923
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.644% 2023[1,2,3]	450	448
		2,983
Total bonds, notes & other debt instruments (cost: $1,773,651,000)		1,534,867
Convertible bonds 0.36% Energy 0.01%
American Energy Utica, LLC, convertible notes, 3.50% 2021[1,5,6]	3,095	93
Miscellaneous 0.35%
Other convertible bonds in initial period of acquisition		6,374
Total convertible bonds (cost: $9,395,000)		6,467
American Funds Insurance Series — High-Income Bond Fund — Page 138 of 160

Convertible stocks 0.61% Industrials 0.22%	Shares	Value (000)
CEVA Group PLC, Series A-1, 3.622% convertible preferred[6,9]	4,788	$2,993
CEVA Group PLC, Series A-2, 2.622% convertible preferred[6,9]	2,212	995
		3,988
Financials 0.18%
Weyerhaeuser Co., Series A, 6.375% convertible preferred	64,000	3,218
Utilities 0.13%
Exelon Corp., convertible preferred, units	57,000	2,307
Miscellaneous 0.08%
Other convertible stocks in initial period of acquisition		1,518
Total convertible stocks (cost: $15,694,000)		11,031
Common stocks 1.27% Consumer discretionary 0.48%
Cooper-Standard Holdings Inc.[10]	110,446	8,570
Adelphia Recovery Trust, Series Arahova[6,10]	388,601	—
Adelphia Recovery Trust, Series ACC-1[10]	449,306	—
Five Star Travel Corp.[1,6,10]	7,285	—
		8,570
Industrials 0.14%
CEVA Group PLC[1,6,10]	5,622	2,530
Quad/Graphics, Inc., Class A	525	5
Atrium Corp.[1,6,10]	361	—
		2,535
Health care 0.09%
Rotech Healthcare Inc.[6,10]	201,793	1,515
Miscellaneous 0.56%
Other common stocks in initial period of acquisition		10,117
Total common stocks (cost: $39,812,000)		22,737
Short-term securities 10.09%	Principal amount (000)
Abbott Laboratories 0.14% due 1/12/2016[1]	$ 20,000	19,999
Chevron Corp. 0.18% due 1/27/2016[1]	19,600	19,595
Federal Home Loan Bank 0.11%–0.34% due 1/13/2016–2/10/2016	65,300	65,295
Freddie Mac 0.45% due 4/11/2016	27,800	27,780
General Electric Co. 0.15% due 1/4/2016	1,400	1,400
Intel Corp. 0.40% due 2/25/2016	7,000	6,996
John Deere Financial Ltd. 0.40% due 1/21/2016[1]	15,000	14,997
American Funds Insurance Series — High-Income Bond Fund — Page 139 of 160

Short-term securities	Principal amount (000)	Value (000)
Paccar Financial Corp. 0.18% due 1/27/2016	$15,100	$15,096
Regents of the University of California 0.16% due 1/12/2016	10,000	9,999
Total short-term securities (cost: $181,141,000)		181,157
Total investment securities 97.83% (cost: $2,019,693,000)		1,756,259
Other assets less liabilities 2.17%		38,973
Net assets 100.00%		$1,795,232
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $4,948,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Mexican pesos	1/8/2016	JPMorgan Chase	$485	MXN8,063	$18
Mexican pesos	1/8/2016	Citibank	$121	MXN2,000	4
South African rand	1/29/2016	Bank of America, N.A.	$864	ZAR13,200	15
					$37
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $31,519,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	1.2215%	5/8/2018	$4,500	$3
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.39	9/12/2025	MXN57,000	(9)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.52	9/12/2025	57,000	(43)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.5	9/12/2025	118,000	(77)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.435	9/15/2025	91,000	(32)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.485	9/16/2025	30,000	(17)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.495	9/17/2025	52,000	(32)
Pay	LCH	3-month USD-LIBOR	2.7575	5/22/2045	$750	(23)
Pay	LCH	3-month USD-LIBOR	2.883	6/22/2045	750	(44)
						$(274)
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $19,108,000.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized appreciation at 12/31/2015 (000)
NA HY Series 25	ICE	5.00%	12/20/2020	$85,000	$850	$144	$706
American Funds Insurance Series — High-Income Bond Fund — Page 140 of 160

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $823,972,000, which represented 45.90% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $77,311,000, which represented 4.31% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“, was $21,562,000, which represented 1.20% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,440,000, which represented .36% of the net assets of the fund.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.622% convertible preferred	5/2/2013	$4,855	$2,993.17%
CEVA Group PLC, Series A-2, 2.622% convertible preferred	3/10/2010-8/22/2014	2,214	995.05
Total private placement securities		$ 7,069	$ 3,988.22%

Key to abbreviations
LOC = Letter of Credit
CLO = Collateralized Loan Obligations
CME = CME Group Inc.
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
MXN = Mexican pesos
ZAR = South African rand
American Funds Insurance Series — High-Income Bond Fund — Page 141 of 160

Mortgage Fund
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 95.66% Mortgage-backed obligations 60.95% Federal agency mortgage-backed obligations 54.60%	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2035[1]	$22,420	$23,375
Fannie Mae 5.00% 2036[1]	329	357
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.793% 2048[1,2,3]	174	174
Freddie Mac 5.00% 2034[1]	2,399	2,655
Government National Mortgage Assn. 3.75% 2034[1]	1,500	1,593
Government National Mortgage Assn. 3.75% 2038[1]	1,052	1,117
Government National Mortgage Assn. 3.75% 2039[1]	1,113	1,182
Government National Mortgage Assn. 4.00% 2039[1]	604	624
Government National Mortgage Assn. 6.00% 2039[1]	474	536
Government National Mortgage Assn. 4.00% 2040[1]	414	428
Government National Mortgage Assn. 5.50% 2040[1]	3,674	4,119
Government National Mortgage Assn. 4.50% 2041[1]	165	174
Government National Mortgage Assn. 5.00% 2041[1]	2,132	2,312
Government National Mortgage Assn. 5.00% 2041[1]	1,141	1,203
Government National Mortgage Assn. 6.50% 2041[1]	1,394	1,572
Government National Mortgage Assn. 3.50% 2042[1]	1,013	1,035
Government National Mortgage Assn. 3.50% 2042[1]	592	600
Government National Mortgage Assn. 3.50% 2042[1]	416	434
Government National Mortgage Assn. 4.00% 2042[1]	135	139
Government National Mortgage Assn. 3.50% 2043[1]	2,701	2,824
Government National Mortgage Assn. 3.50% 2043[1]	2,669	2,803
Government National Mortgage Assn. 3.50% 2043[1]	2,039	2,141
Government National Mortgage Assn. 3.50% 2043[1]	1,942	2,030
Government National Mortgage Assn. 3.50% 2043[1]	1,472	1,536
Government National Mortgage Assn. 3.50% 2043[1]	548	556
Government National Mortgage Assn. 3.50% 2043[1]	227	237
Government National Mortgage Assn. 3.75% 2044[1]	1,428	1,515
Government National Mortgage Assn. 4.25% 2044[1]	2,236	2,417
Government National Mortgage Assn. 4.00% 2045[1]	42,497	45,254
Government National Mortgage Assn. 4.50% 2045[1]	10,141	10,918
Government National Mortgage Assn. 4.50% 2045[1]	1,950	2,099
Government National Mortgage Assn. 4.00% 2046[1,4]	58,467	62,078
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,258	5,459
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,247	1,317
		186,813
Commercial mortgage-backed securities 4.53%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038[1]	808	826
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.722% 2040[1,3]	572	599
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[1]	1,100	1,092
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	757	775
Commercial Mortgage Trust, Series 2015-CR-27, Class ASB, 3.404% 2048[1]	900	909
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.131% 2027[1,2,3]	1,250	1,242
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.045% 2031[1,2,3]	753	745
American Funds Insurance Series — Mortgage Fund — Page 142 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Corp. II, Series 2015-GC-34, Class AAB, 3.278% 2048[1]	$750	$753
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[1,2]	795	793
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	855	865
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class ASB, 3.358% 2048[1]	1,200	1,212
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	392	400
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[1]	1,100	1,100
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[1]	655	666
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	769	784
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.762% 2043[1,3]	872	879
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,3]	125	127
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[1]	1,000	993
Wells Fargo Commercial Mortgage Trust, Series 2015-C-31, Class ASB, 3.487% 2048[1]	750	760
		15,520
Federal agency bonds & notes 1.82%
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	4,916
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,301
		6,217
Total mortgage-backed obligations		208,550
U.S. Treasury bonds & notes 13.01% U.S. Treasury inflation-protected securities 10.78%
U.S. Treasury Inflation-Protected Security 0.125% 2016[5]	2,694	2,683
U.S. Treasury Inflation-Protected Security 0.125% 2020[5]	2,539	2,509
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	1,002	952
U.S. Treasury Inflation-Protected Security 0.375% 2025[5,6]	10,230	9,910
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	3,785	4,307
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	363	320
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	9,669	9,852
U.S. Treasury Inflation-Protected Security 0.75% 2045[5]	7,281	6,358
		36,891
U.S. Treasury 2.23%
U.S. Treasury 1.625% 2020[6]	600	597
U.S. Treasury 1.875% 2022	1,500	1,481
U.S. Treasury 2.875% 2045	1,600	1,556
U.S. Treasury 3.00% 2045	4,000	3,992
		7,626
Total U.S. Treasury bonds & notes		44,517
Asset-backed obligations 11.77%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[1]	856	855
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	2,000	2,000
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class C, 1.69% 2018[1]	382	383
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class B, 2.08% 2020[1]	975	963
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.611% 2023[1,2,3]	2,000	1,993
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,2,7]	309	306
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.602% 2023[1,2,3]	1,700	1,698
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.574% 2019[1,2,3]	717	703
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.012% 2020[1,2,3,7]	2,000	1,998
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[1,2]	932	929
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.60% 2022[1,2]	380	380
American Funds Insurance Series — Mortgage Fund — Page 143 of 160

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,2]	$1,101	$1,098
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[1,2]	1,280	1,279
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[1,2]	732	731
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.571% 2023[1,2,3]	1,000	995
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,2]	6,379	6,327
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.762% 2023[1,2,3]	1,690	1,685
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.644% 2023[1,2,3]	2,500	2,491
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[1,2]	209	207
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.604% 2023[1,2,3]	1,834	1,818
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.605% 2025[1,2,3]	2,200	2,165
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[1,2]	1,219	1,217
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[1]	1,542	1,549
Santander Drive Auto Receivables Trust, Series 2015-5, Class A-2-A, 1.12% 2018[1]	730	727
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[1]	1,017	1,017
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	2,084	2,084
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2018[1]	265	266
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[1]	900	903
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[1]	1,500	1,494
		40,261
Federal agency bonds & notes 9.93%
Fannie Mae 1.75% 2019	1,750	1,756
Fannie Mae 1.50% 2020	5,000	4,905
Freddie Mac 2.375% 2022	19,800	20,086
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,227
		33,974
Total bonds, notes & other debt instruments (cost: $327,154,000)		327,302
Short-term securities 35.32%
Apple Inc. 0.16% due 1/15/2016[2]	4,900	4,899
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.33% due 1/13/2016	3,400	3,399
Emerson Electric Co. 0.43% due 1/22/2016[2]	9,100	9,098
ExxonMobil Corp. 0.17% due 1/19/2016	8,000	7,999
Fannie Mae 0.10%–0.20% due 1/5/2016–2/2/2016	4,905	4,905
Federal Farm Credit Banks 0.17% due 1/8/2016	5,000	5,000
Federal Home Loan Bank 0.13%–0.31% due 1/6/2016–3/7/2016	28,250	28,246
Freddie Mac 0.15% due 3/7/2016	9,800	9,797
General Electric Co. 0.15% due 1/4/2016	7,900	7,900
Intel Corp. 0.40% due 2/25/2016	8,000	7,995
International Bank for Reconstruction and Development 0.18% due 1/20/2016	5,000	5,000
John Deere Capital Corp. 0.32% due 1/14/2016[2]	3,800	3,800
Johnson & Johnson 0.30% due 1/5/2016[2]	4,000	4,000
Paccar Financial Corp. 0.40% due 2/16/2016	5,400	5,397
Parker-Hannifin Corp. 0.39% due 1/25/2016[2]	8,000	7,998
USAA Capital Corp. 0.25% due 1/6/2016	5,400	5,400
Total short-term securities (cost: $120,831,000)		120,833
Total investment securities 130.98% (cost: $447,985,000)		448,135
Other assets less liabilities (30.98)%		(106,005)
Net assets 100.00%		$342,130
American Funds Insurance Series — Mortgage Fund — Page 144 of 160

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $429,273,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$54,500	$378
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	35,500	244
Pay	LCH	3-month USD-LIBOR	1.039	11/26/2017	800	1
Receive	LCH	3-month USD-LIBOR	1.1005	12/22/2017	49,000	(57)
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	15,000	156
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	5,000	6
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	3,800	39
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	8,500	67
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	8,000	88
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	8,000	81
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	15,000	111
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	15,000	208
Receive	LCH	3-month USD-LIBOR	1.675	10/30/2019	67,500	321
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2019	3,500	12
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	8,000	19
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	6,000	40
Receive	LCH	3-month USD-LIBOR	1.525	4/27/2020	5,000	(21)
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	9,000	73
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	8,000	69
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	8,000	73
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	1,000	10
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	2,000	9
Pay	LCH	3-month USD-LIBOR	1.5526	11/9/2020	1,000	7
Receive	LCH	3-month USD-LIBOR	1.68	12/22/2020	18,000	(34)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	2,000	(5)
Receive	LCH	3-month USD-LIBOR	2.898	9/23/2023	5,000	322
Receive	LCH	3-month USD-LIBOR	1.9865	10/26/2025	5,500	(90)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	2,000	9
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	10,000	24
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	3,500	(540)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	2,000	(254)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	2,000	(267)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(392)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	2,000	46
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	3,200	109
Pay	LCH	3-month USD-LIBOR	2.625	6/2/2045	1,000	(2)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	2,500	55
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	1,500	30
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	4,000	74
Receive	LCH	3-month USD-LIBOR	2.55376	11/9/2045	300	(4)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	3,560	69
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	2,000	58
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	2,250	13
						$1,155
American Funds Insurance Series — Mortgage Fund — Page 145 of 160

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $60,769,000, which represented 17.76% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Purchased on a TBA basis.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,564,000, which represented 1.33% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,304,000, which represented .67% of the net assets of the fund.

Key to abbreviations
CLO = Collateralized Loan Obligations
LCH = LCH.Clearnet
TBA = To-be-announced
American Funds Insurance Series — Mortgage Fund — Page 146 of 160

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 96.47% U.S. Treasury bonds & notes 39.66% U.S. Treasury 20.12%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2019[1]	$66,500	$66,760
U.S. Treasury 1.625% 2019	15,300	15,307
U.S. Treasury 3.625% 2019	56,500	60,696
U.S. Treasury 1.25% 2020	7,200	7,085
U.S. Treasury 1.375% 2020	64,010	62,903
U.S. Treasury 1.50% 2020	13,000	12,896
U.S. Treasury 1.625% 2020	30,000	29,831
U.S. Treasury 2.25% 2021	76,800	78,384
U.S. Treasury 3.625% 2021	3,800	4,132
U.S. Treasury 1.625% 2022	32,698	31,778
U.S. Treasury 1.875% 2022	21,700	21,431
U.S. Treasury 2.00% 2022	40,000	39,793
U.S. Treasury 2.00% 2025	31,400	30,617
U.S. Treasury 2.25% 2025	15,000	14,971
U.S. Treasury 6.25% 2030	2,980	4,322
U.S. Treasury 3.125% 2043	1,425	1,462
U.S. Treasury 3.625% 2043	15,850	17,870
U.S. Treasury 2.875% 2045	30,000	29,166
U.S. Treasury 3.00% 2045	87,000	86,821
		616,225
U.S. Treasury inflation-protected securities 19.54%
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	16,163	16,099
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	108,977	107,677
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	4,447	4,315
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	4,348	4,172
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	3,792	3,708
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	49,082	46,660
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	39,514	37,737
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	172,205	166,814
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	52,364	59,583
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	989	871
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	79,300	80,797
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	79,915	69,785
		598,218
Total U.S. Treasury bonds & notes		1,214,443
Mortgage-backed obligations 30.85% Federal agency mortgage-backed obligations 30.85%
Fannie Mae 3.292% 2017[3]	1,405	1,449
Fannie Mae 6.50% 2028[3]	306	348
Fannie Mae 3.00% 2035[3]	15,596	15,927
Fannie Mae 3.00% 2035[3]	7,483	7,641
Fannie Mae 3.50% 2035[3]	10,961	11,428
Fannie Mae 6.50% 2037[3]	98	108
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 147 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.00% 2037[3]	$148	$164
Fannie Mae 7.00% 2037[3]	55	61
Fannie Mae 6.00% 2038[3]	95	107
Fannie Mae 4.00% 2041[3]	2,308	2,472
Fannie Mae 4.50% 2041[3]	2,115	2,290
Fannie Mae 5.00% 2041[3]	1,316	1,480
Fannie Mae 5.00% 2041[3]	943	1,060
Fannie Mae 5.00% 2041[3]	690	775
Fannie Mae 5.00% 2041[3]	456	513
Fannie Mae 4.00% 2042[3]	1,631	1,746
Fannie Mae 4.00% 2042[3]	420	450
Fannie Mae 4.00% 2043[3]	3,510	3,766
Fannie Mae 4.00% 2044[3]	702	752
Fannie Mae 3.50% 2046[3,4]	43,000	44,353
Fannie Mae 4.00% 2046[3,4]	175,000	184,806
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	2,350	2,374
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	2,000	2,077
Fannie Mae, Series 2014-M1, multifamily 3.311% 2023[3,5]	2,050	2,122
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.475% 2024[3,5]	3,825	3,995
Fannie Mae, Series 2001-4, Class GA, 9.393% 2025[3,5]	2	3
Fannie Mae, Series 2001-4, Class NA, 9.736% 2025[3,5]	7	7
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	254	227
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[3]	106	125
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.793% 2048[3,5,6]	87	87
Freddie Mac 5.50% 2024[3]	1,049	1,128
Freddie Mac 6.00% 2026[3]	229	258
Freddie Mac 3.50% 2034[3]	5,196	5,423
Freddie Mac 3.00% 2035[3]	10,726	10,955
Freddie Mac 3.50% 2035[3]	15,291	15,961
Freddie Mac 3.50% 2035[3]	8,047	8,399
Freddie Mac 2.560% 2036[3,5]	520	552
Freddie Mac 5.00% 2040[3]	1,846	2,028
Freddie Mac 5.00% 2041[3]	3,085	3,444
Freddie Mac 4.00% 2043[3]	1,227	1,307
Freddie Mac 4.00% 2043[3]	662	705
Freddie Mac 4.00% 2043[3]	653	696
Freddie Mac 4.00% 2043[3]	500	534
Freddie Mac 4.00% 2044[3]	535	572
Freddie Mac, Series KGRP, Class A, multifamily 0.802% 2020[3,5]	5,157	5,178
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	1,181	1,208
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	873	897
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	3,710	3,654
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	1,359	1,396
Freddie Mac, Series 1567, Class A, 0.731% 2023[3,5]	76	76
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	1,735	1,742
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	400	418
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[3]	1,700	1,741
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	447	400
Government National Mortgage Assn. 3.75% 2034[3]	1,425	1,514
Government National Mortgage Assn. 5.50% 2038[3]	738	822
Government National Mortgage Assn. 5.50% 2038[3]	242	270
Government National Mortgage Assn. 5.50% 2038[3]	178	199
Government National Mortgage Assn. 5.50% 2038[3]	150	167
Government National Mortgage Assn. 6.00% 2038[3]	483	551
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 148 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 6.50% 2038[3]	$782	$895
Government National Mortgage Assn. 6.50% 2038[3]	223	255
Government National Mortgage Assn. 5.00% 2039[3]	1,375	1,521
Government National Mortgage Assn. 6.00% 2039[3]	474	536
Government National Mortgage Assn. 4.50% 2040[3]	948	1,033
Government National Mortgage Assn. 5.50% 2040[3]	13,493	15,126
Government National Mortgage Assn. 4.50% 2041[3]	2,427	2,617
Government National Mortgage Assn. 5.00% 2041[3]	4,790	5,196
Government National Mortgage Assn. 3.00% 2042[3]	89	90
Government National Mortgage Assn. 3.50% 2043[3]	3,207	3,352
Government National Mortgage Assn. 4.00% 2045[3]	146,307	155,623
Government National Mortgage Assn. 4.00% 2045[3]	124,610	132,694
Government National Mortgage Assn. 4.50% 2045[3]	43,253	46,567
Government National Mortgage Assn. 4.50% 2045[3]	41,492	44,652
Government National Mortgage Assn. 4.50% 2045[3]	36,419	39,189
Government National Mortgage Assn. 4.50% 2045[3]	11,474	12,333
Government National Mortgage Assn. 4.50% 2045[3]	8,087	8,714
Government National Mortgage Assn. 4.50% 2045[3]	7,409	7,985
Government National Mortgage Assn. 4.50% 2045[3]	3,816	4,108
Government National Mortgage Assn. 4.50% 2045[3]	1,421	1,530
Government National Mortgage Assn. 4.50% 2045[3]	199	214
Government National Mortgage Assn. 4.50% 2045[3]	1	1
Government National Mortgage Assn. 4.00% 2046[3,4]	29,225	31,030
Government National Mortgage Assn. 6.172% 2058[3]	28	29
Government National Mortgage Assn. 6.22% 2058[3]	160	166
Government National Mortgage Assn. 4.677% 2065[3]	2,073	2,174
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	264	275
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	6,683	6,876
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.424% 2060[3,5]	19,890	21,261
National Credit Union Administration, Series 2010-R2, Class 1A, 0.646% 2017[3,5]	278	278
National Credit Union Administration, Series 2011-R3, Class 1A, 0.595% 2020[3,5]	689	691
National Credit Union Administration, Series 2011-R2, Class 1A, 0.669% 2020[3,5]	179	179
National Credit Union Administration, Series 2011-R1, Class 1A, 0.719% 2020[3,5]	436	437
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	16,555	17,164
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	14,075	14,870
Total mortgage-backed obligations		944,569
Federal agency bonds & notes 25.96%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	889	894
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,215	1,221
Fannie Mae 5.00% 2017	2,655	2,774
Fannie Mae 1.75% 2019	16,000	16,056
Fannie Mae 1.50% 2020	94,500	93,269
Fannie Mae 2.625% 2024	10,955	11,080
Fannie Mae 7.125% 2030	4,000	5,851
Federal Farm Credit Banks 0.401% 2017[5]	6,300	6,300
Federal Farm Credit Banks 0.477% 2017[5]	7,321	7,317
Federal Farm Credit Banks 0.60% 2017	41,774	41,601
Federal Home Loan Bank 0.625% 2016	4,575	4,561
Federal Home Loan Bank 1.75% 2018	38,000	38,415
Federal Home Loan Bank 3.375% 2023	16,715	17,977
Federal Home Loan Bank 2.875% 2024	8,500	8,750
Federal Home Loan Bank 5.50% 2036	600	782
Freddie Mac 1.00% 2017	1,225	1,225
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 149 of 160

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac 1.00% 2017	$500	$499
Freddie Mac 1.25% 2019	18,730	18,465
Freddie Mac 3.75% 2019	12,750	13,668
Freddie Mac 2.375% 2022	112,000	113,619
Private Export Funding Corp. 1.45% 2019	17,500	17,347
Private Export Funding Corp. 2.25% 2020	5,000	5,083
Private Export Funding Corp. 3.55% 2024	6,340	6,823
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[3]	2	2
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	92	99
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	49	52
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	163	177
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	427	455
Tennessee Valley Authority 1.875% 2022	10,150	9,890
Tennessee Valley Authority 4.65% 2035	2,330	2,618
Tennessee Valley Authority 5.88% 2036	1,750	2,270
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,825
Tennessee Valley Authority, Series B, 3.50% 2042	2,360	2,189
Tennessee Valley Authority, Series A, 4.625% 2060	250	261
TVA Southaven 3.846% 2033[3]	1,604	1,666
U.S. Department of Housing and Urban Development, Series 2015-A-2, 0.83% 2016	7,000	6,983
U.S. Department of Housing and Urban Development, Series 2015-A-3, 0.93% 2017	8,000	7,945
U.S. Department of Housing and Urban Development, Series 2015-A-4, 1.33% 2018	10,000	9,927
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,396
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	4,957
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	7,933
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	1,993
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	2,990
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,499
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,485
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	15,250
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,073
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,476
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,314
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,312
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,143
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,708
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	644
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,886
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,848
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,662
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	43,669
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	4,147	5,202
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,455
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	939	965
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,054	1,116
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	862	909
		794,821
Total bonds, notes & other debt instruments (cost: $2,959,303,000)		2,953,833
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 150 of 160

Short-term securities 7.45%	Principal amount (000)	Value (000)
Abbott Laboratories 0.20%–0.23% due 1/26/2016–2/9/2016[6]	$34,200	$34,192
Apple Inc. 0.16% due 1/15/2016[6]	18,200	18,198
Caterpillar Financial Services Corp. 0.22% due 2/17/2016	40,000	39,980
ExxonMobil Corp. 0.42% due 2/1/2016	26,400	26,392
Federal Farm Credit Banks 0.29% due 5/3/2016	10,300	10,288
Federal Home Loan Bank 0.23%–0.24% due 2/19/2016–3/2/2016	24,000	23,995
Honeywell International Inc. 0.28% due 2/22/2016[6]	50,000	49,971
Regents of the University of California 0.23% due 2/17/2016	25,000	24,993
Total short-term securities (cost: $228,025,000)		228,009
Total investment securities 103.92% (cost: $3,187,328,000)		3,181,842
Other assets less liabilities (3.92)%		(119,956)
Net assets 100.00%		$3,061,886
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $6,226,331,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$432,250	$2,996
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	282,750	1,945
Receive	LCH	3-month USD-LIBOR	0.88144	11/9/2017	348,000	(1,482)
Receive	LCH	3-month USD-LIBOR	0.979	11/12/2017	227,000	(577)
Receive	LCH	3-month USD-LIBOR	0.947	11/17/2017	98,000	(312)
Pay	LCH	3-month USD-LIBOR	0.9675	12/3/2017	286,000	901
Pay	LCH	3-month USD-LIBOR	1.042	12/14/2017	245,000	490
Receive	LCH	3-month USD-LIBOR	1.0455	12/18/2017	140,000	(288)
Receive	LCH	3-month USD-LIBOR	1.101	12/22/2017	261,000	(300)
Pay	LCH	3-month USD-LIBOR	1.11	12/24/2017	122,000	131
Receive	LCH	3-month USD-LIBOR	1.2375	7/16/2018	50,000	(79)
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	175,000	1,818
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	175,000	1,825
Receive	LCH	3-month USD-LIBOR	1.2925	12/10/2018	98,000	(278)
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	100,000	998
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	86,600	881
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	34,700	348
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	64,000	705
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	64,000	647
Receive	LCH	3-month USD-LIBOR	1.7725	8/11/2019	133,000	1,210
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	127,000	1,158
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	52,000	722
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	48,000	376
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	52,000	125
Receive	LCH	3-month USD-LIBOR	1.45	2/2/2020	360,000	(2,041)
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	80,000	192
Receive	LCH	3-month USD-LIBOR	1.672	2/26/2020	43,000	124
Receive	LCH	3-month USD-LIBOR	1.663	5/6/2020	57,000	85
Pay	LCH	3-month USD-LIBOR	1.5875	9/2/2020	50,000	195
Receive	LCH	3-month USD-LIBOR	1.611	11/17/2020	50,000	(213)
Pay	LCH	3-month USD-LIBOR	1.594	11/25/2020	50,000	262
Receive	LCH	3-month USD-LIBOR	1.569	12/2/2020	79,000	(517)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 151 of 160

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	1.52%	12/3/2020	$8,000	$71
Pay	LCH	3-month USD-LIBOR	1.61	12/7/2020	117,000	552
Receive	LCH	3-month USD-LIBOR	1.587	12/11/2020	210,000	(1,254)
Receive	LCH	3-month USD-LIBOR	1.6395	12/14/2020	65,000	(229)
Receive	LCH	3-month USD-LIBOR	1.6795	12/22/2020	99,000	(188)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	94,000	65
Pay	LCH	3-month USD-LIBOR	1.727	1/5/2021	42,000	—
Pay	LCH	3-month USD-LIBOR	1.75918	4/29/2022	58,000	400
Receive	LCH	3-month USD-LIBOR	1.9345	5/6/2022	20,000	72
Receive	LCH	3-month USD-LIBOR	2.138	6/22/2022	25,000	379
Receive	LCH	3-month USD-LIBOR	2.0785	6/23/2022	45,000	514
Pay	LCH	3-month USD-LIBOR	1.9605	8/5/2022	36,000	(131)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	280,000	1,546
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	280,000	1,291
Receive	LCH	3-month USD-LIBOR	1.79	9/28/2022	38,000	(321)
Receive	LCH	3-month USD-LIBOR	1.705	10/5/2022	50,000	(701)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	21,000	(50)
Receive	LCH	3-month USD-LIBOR	1.847	11/27/2022	44,000	(251)
Receive	LCH	3-month USD-LIBOR	1.8115	12/4/2022	29,000	(238)
Receive	LCH	3-month USD-LIBOR	1.9225	12/18/2022	36,000	(45)
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(799)
Pay	LCH	3-month USD-LIBOR	2.2245	9/14/2025	45,000	(262)
Pay	LCH	3-month USD-LIBOR	2.193	9/23/2025	27,500	(74)
Pay	LCH	3-month USD-LIBOR	2.198	9/23/2025	27,500	(87)
Pay	LCH	3-month USD-LIBOR	1.905	10/6/2025	55,000	1,288
Receive	LCH	3-month USD-LIBOR	1.9545	10/19/2025	33,000	(631)
Receive	LCH	3-month USD-LIBOR	1.9865	10/26/2025	42,000	(685)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	61,000	270
Pay	LCH	3-month USD-LIBOR	2.2395	11/12/2025	2,000	(13)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	32,000	176
Pay	LCH	3-month USD-LIBOR	2.151	12/22/2025	51,000	129
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	62,000	(861)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	62,000	(1,034)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	45,000	(6,947)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	16,000	(2,029)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	16,000	(2,132)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(234)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	11,000	253
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	2,000	51
Pay	LCH	3-month USD-LIBOR	2.343	3/25/2045	2,000	117
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	60,000	(1,129)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	36,000	789
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	24,000	479
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	10,000	185
Pay	LCH	3-month USD-LIBOR	2.5375	11/3/2045	18,400	318
Pay	LCH	3-month USD-LIBOR	2.6445	11/10/2045	11,500	(70)
Pay	LCH	3-month USD-LIBOR	2.7025	11/12/2045	9,000	(169)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	258
Pay	LCH	3-month USD-LIBOR	2.5295	12/2/2045	18,000	343
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	9,000	52
Pay	LCH	3-month USD-LIBOR	2.5885	12/23/2045	22,500	147
						$1,228
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 152 of 160

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $46,035,000, which represented 1.50% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $102,448,000, which represented 3.35% of the net assets of the fund.

Key to abbreviations
LCH = LCH.Clearnet
TBA = To-be-announced
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 153 of 160

Cash Management Fund
Investment portfolio
December 31, 2015
Short-term securities 98.51% Federal agency discount notes 49.96%	Principal amount (000)	Value (000)
Federal Farm Credit Banks 0.28% due 1/21/2016	$10,800	$10,799
Federal Home Loan Bank 0.12%–0.31% due 1/14/2016–3/21/2016	83,400	83,386
Freddie Mac 0.14%–0.46% due 1/12/2016–4/14/2016	87,400	87,372
		181,557
Commercial paper 24.48%
Apple Inc. 0.20% due 1/19/2016[1]	11,100	11,098
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 1/4/2016	4,000	4,000
Caisse d’Amortissement de la Dette Sociale 0.23% due 1/4/2016[1]	9,700	9,700
ExxonMobil Corp. 0.27% due 1/19/2016	8,900	8,898
General Electric Co. 0.15% due 1/4/2016	10,500	10,500
Mitsubishi UFJ Trust and Banking Corp. 0.28% due 1/12/2016[1]	7,900	7,899
Private Export Funding Corp. 0.40% due 1/27/2016[1]	4,900	4,898
Province of Ontario 0.39% due 1/20/2016	2,100	2,099
Québec (Province of) 0.40% due 1/20/2016[1]	11,700	11,698
Scotiabank Inc. 0.22% due 1/4/2016[1]	11,000	11,000
Sumitomo Mitsui Banking Corp. 0.48% due 2/23/2016[1]	7,200	7,195
		88,985
U.S. Treasury 24.07%
U.S. Treasury Bills 0.05%–0.21% due 1/7/2016–4/21/2016	87,500	87,488
Total short-term securities (cost: $358,005,000)		358,030
Bonds, notes & other debt instruments 1.38% U.S. Treasury bonds & notes 1.38%
U.S. Treasury 0.313% 2016[2]	5,000	4,999
Total bonds, notes & other debt instruments (cost: $4,998,000)		4,999
Total investment securities 99.89% (cost: $363,003,000)		363,029
Other assets less liabilities 0.11%		407
Net assets 100.00%		$363,436
[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $63,489,000, which represented 17.47% of the net assets of the fund.
[2]	Coupon rate may change periodically.
American Funds Insurance Series — Cash Management Fund — Page 154 of 160

Managed Risk Growth Fund
Investment portfolio
December 31, 2015
Growth funds 92.95%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,992,870	$135,555
Total growth funds (cost: $147,876,000)		135,555
Short-term securities 5.13%
Government Cash Management Fund	7,479,237	7,479
Total short-term securities (cost: $7,479,000)		7,479
Total investment securities 98.08% (cost: $155,355,000)		143,034
Other assets less liabilities 1.92%		2,798
Net assets 100.00%		$145,832
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $33,032,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2015 (000)
S&P 500 E-mini Index Contracts	CME	Short	361	March 2016	$36,701	$(38)
Russell 2000 Mini Index Contracts	ICE	Short	60	March 2016	6,807	18
S&P Mid 400 E-mini Index Contracts	CME	Short	17	March 2016	2,372	3
British Pound Currency Contracts	CME	Short	16	March 2016	1,505	31
Euro Currency Contracts	CME	Short	10	March 2016	1,364	3
FTSE 100 Index Contracts	LIFFE	Short	15	March 2016	1,321	(47)
Euro Stoxx 50 Index Contracts	EUREX	Short	33	March 2016	1,159	(12)
Nikkei 225 Index Contracts	OSE	Short	5	March 2016	798	17
Japanese Yen Currency Contracts	CME	Short	7	March 2016	715	(14)
Mini MSCI Emerging Market Index Contracts	ICE	Short	18	March 2016	704	(4)
						$(43)

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk Growth Fund — Page 155 of 160

Managed Risk International Fund
Investment portfolio
December 31, 2015
Growth funds 91.75%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,220,151	$76,300
Total growth funds (cost: $86,949,000)		76,300
Short-term securities 5.16%
Government Cash Management Fund	4,290,125	4,290
Total short-term securities (cost: $4,290,000)		4,290
Total investment securities 96.91% (cost: $91,239,000)		80,590
Other assets less liabilities 3.09%		2,570
Net assets 100.00%		$83,160
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $28,989,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Euro Currency Contracts	CME	Short	77	March 2016	$10,515	$38
Mini MSCI Emerging Market Index Contracts	ICE	Short	269	March 2016	10,502	(90)
Euro Stoxx 50 Index Contracts	EUREX	Short	281	March 2016	9,867	(105)
Nikkei 225 Index Contracts	OSE	Short	26	March 2016	4,156	93
British Pound Currency Contracts	CME	Short	40	March 2016	3,764	80
Japanese Yen Currency Contracts	CME	Short	36	March 2016	3,688	(62)
FTSE 100 Index Contracts	LIFFE	Short	40	March 2016	3,520	(128)
Russell 2000 Mini Index Contracts	ICE	Short	12	March 2016	1,366	8
S&P 500 E-mini Index Contracts	CME	Short	5	March 2016	509	—*
						$(166)
*	Amount less than one thousand.

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk International Fund — Page 156 of 160

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
December 31, 2015
Growth-and-income funds 93.15%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	10,142,310	$127,996
Total growth-and-income funds (cost: $143,247,000)		127,996
Short-term securities 4.43%
Government Cash Management Fund	6,076,888	6,077
Total short-term securities (cost: $6,077,000)		6,077
Total investment securities 97.58% (cost: $149,324,000)		134,073
Other assets less liabilities 2.42%		3,332
Net assets 100.00%		$137,405
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $36,646,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2015 (000)
S&P 500 E-mini Index Contracts	CME	Short	503	March 2016	$51,149	$(41)
Euro Currency Contracts	CME	Short	10	March 2016	1,360	(1)
Euro Stoxx 50 Index Contracts	EUREX	Short	36	March 2016	1,265	(13)
FTSE 100 Index Contracts	LIFFE	Short	13	March 2016	1,144	(42)
British Pound Currency Contracts	CME	Short	12	March 2016	1,128	23
Russell 2000 Mini Index Contracts	ICE	Short	7	March 2016	797	5
Mini MSCI Emerging Market Index Contracts	ICE	Short	8	March 2016	312	(2)
						$(71)

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 157 of 160

Managed Risk Growth-Income Fund
Investment portfolio
December 31, 2015
Growth-and-income funds 93.38%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,523,169	$114,552
Total growth-and-income funds (cost: $127,162,000)		114,552
Short-term securities 4.71%
Government Cash Management Fund	5,778,462	5,778
Total short-term securities (cost: $5,778,000)		5,778
Total investment securities 98.09% (cost: $132,940,000)		120,330
Other assets less liabilities 1.91%		2,339
Net assets 100.00%		$122,669
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $26,372,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2015 (000)
S&P 500 E-mini Index Contracts	CME	Short	339	March 2016	$34,396	$(104)
Russell 2000 Mini Index Contracts	ICE	Short	20	March 2016	2,263	—*
Euro Currency Contracts	CME	Short	13	March 2016	1,776	7
Euro Stoxx 50 Index Contracts	EUREX	Short	43	March 2016	1,510	(17)
S&P Mid 400 E-mini Index Contracts	CME	Short	9	March 2016	1,258	4
British Pound Currency Contracts	CME	Short	11	March 2016	1,037	24
FTSE 100 Index Contracts	LIFFE	Short	11	March 2016	967	(36)
Japanese Yen Currency Contracts	CME	Short	4	March 2016	411	(6)
Mini MSCI Emerging Market Index Contracts	ICE	Short	9	March 2016	351	(3)
Nikkei 225 Index Contracts	OSE	Short	2	March 2016	317	5
						$(126)
*	Amount less than one thousand.

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 158 of 160

Managed Risk Asset Allocation Fund
Investment portfolio
December 31, 2015
Asset allocation funds 93.55%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	120,910,667	$2,493,178
Total asset allocation funds (cost: $2,630,946,000)		2,493,178
Short-term securities 5.93%
Government Cash Management Fund	157,858,165	157,858
Total short-term securities (cost: $157,858,000)		157,858
Total investment securities 99.48% (cost: $2,788,804,000)		2,651,036
Other assets less liabilities 0.52%		13,983
Net assets 100.00%		$2,665,019
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $240,350,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2015 (000)
S&P 500 E-mini Index Contracts	CME	Short	1,675	March 2016	$169,120	$(1,344)
Russell 2000 Mini Index Contracts	ICE	Short	107	March 2016	11,985	(122)
Euro Stoxx 50 Index Contracts	EUREX	Short	217	March 2016	7,594	(108)
Euro Currency Contracts	CME	Short	44	March 2016	6,036	48
Mini MSCI Emerging Market Index Contracts	ICE	Short	143	March 2016	5,648	17
S&P Mid 400 E-mini Index Contracts	CME	Short	14	March 2016	1,935	(16)
Nikkei 225 Index Contracts	OSE	Short	10	March 2016	1,585	22
Japanese Yen Currency Contracts	CME	Short	10	March 2016	1,032	(9)
FTSE 100 Index Contracts	LIFFE	Short	8	March 2016	706	(23)
British Pound Currency Contracts	CME	Short	6	March 2016	562	9
						$(1,526)

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 159 of 160

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-998-0216O-S49182	American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 160 of 160

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the investment portfolios (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund (seventeen of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2015, and the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and investment portfolios (hereafter referred to as "financial statements") are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California

February 5, 2016

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: February 29, 2016

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: February 29, 2016